UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-03942

LORD ABBETT MUNICIPAL INCOME FUND, INC.
(Exact name of Registrant as specified in charter)

90 Hudson Street, Jersey City, NJ 07302

(Address of principal executive offices)  (Zip code)

Brooke A. Fapohunda, Esq., Vice President & Assistant Secretary
90 Hudson Street, Jersey City, NJ 07302

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 201-6984

Date of fiscal year end: 9/30

Date of reporting period: 3/31/2015

Item 1:	Report(s) to Shareholders.

2015 LORD ABBETT
SEMIANNUAL REPORT

Lord Abbett
Municipal Income Fund

Short Duration Tax Free Fund

Intermediate Tax Free Fund

AMT Free Municipal Bond Fund

National Tax Free Income Fund

High Yield Municipal Bond Fund

California Tax Free Income Fund

New Jersey Tax Free Income Fund

New York Tax Free Income Fund

For the six-month period ended March 31, 2015

Table of Contents

1	A Letter to Shareholders

2	Information About Your Fund’s Expenses and Holdings Presented by Credit Rating

Schedules of Investments:

12	Short Duration Tax Free Fund

25	Intermediate Tax Free Fund

49	AMT Free Municipal Bond Fund

59	National Tax Free Fund

74	High Yield Municipal Bond Fund

91	California Tax Free Fund

98	New Jersey Tax Free Fund

103	New York Tax Free Fund

111	Footnotes to Schedules of Investments

112	Statements of Assets and Liabilities

116	Statements of Operations

118	Statements of Changes in Net Assets

124	Financial Highlights

159	Notes to Financial Statements

177	Supplemental Information to Shareholders

Lord Abbett Municipal Income Fund
Semiannual Report

For the six-month period ended March 31, 2015

Daria L. Foster, Director, President and Chief Executive Officer of the Lord Abbett Funds and E. Thayer Bigelow, Independent Chairman of the Lord Abbett Funds.

Dear Shareholders: We are pleased to provide you with this semiannual report for Lord Abbett Municipal Income Fund for the six-month period ended March 31, 2015. For additional information about the Fund, please visit our website at www.lordabbett.com, where you can access quarterly commentaries by the Funds’ portfolio managers. General information about Lord Abbett mutual funds, as well as in-depth discussions of market trends and investment strategies, is also provided in Lord Abbett Insights, a quarterly newsletter available on our website.

Thank you for investing in Lord Abbett mutual funds. We value the trust that you place in us and look forward to serving your investment needs in the years to come.

Best regards,

Daria L. Foster

Director, President and Chief Executive Officer

Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments (these charges vary among the share classes); and (2) ongoing costs, including management fees; distribution and service (12b-1) fees (these charges vary among the share classes); and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2014 through March 31, 2015).

Actual Expenses

For each class of each Fund, the first line of the table on the following pages provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled “Expenses Paid During Period 10/1/14 – 3/31/15” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

For each class of each Fund, the second line of the table on the following pages provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Short Duration Tax Free Fund

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expenses
	Account	Account	Paid During
	Value	Value	Period†
			10/1/14 –
	10/1/14	3/31/15	3/31/15
Class A
Actual	$1,000.00	$1,003.70	$3.25
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.69	$3.28
Class C
Actual	$1,000.00	$1,000.60	$6.33
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,018.60	$6.39
Class F
Actual	$1,000.00	$1,004.20	$2.75
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.19	$2.77
Class I
Actual	$1,000.00	$1,004.70	$2.25
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.69	$2.27
†	For each class of the Fund, net expenses are equal to the annualized expense ratio for such class (0.65% for Class A, 1.27% for Class C, 0.55% for Class F and 0.45% for Class I) multiplied by the average account value over the period, multiplied by 182/365 (to reflect one-half period).

Portfolio Holdings Presented by Credit Rating

March 31, 2015

Credit Rating: S&P or Moody’s(a)	%*
AAA	10.83%
AA+	5.65%
AA	20.87%
AA-	14.61%
A+	10.99%
A	11.71%
A-	9.29%
BBB+	5.71%
BBB	2.50%
Credit Rating:
S&P or Moody’s(a)	%*
BBB-	2.30%
BB+	0.86%
BB	1.15%
BB-	0.57%
B	0.35%
B3	0.08%
CCC	0.05%
NR	2.48%
Total	100.00%

(a)	Certain investments have been rated by Fitch IBCA.
*	Represents percent of total investments.

Intermediate Tax Free Fund

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expenses
	Account	Account	Paid During
	Value	Value	Period†
			10/1/14 –
	10/1/14	3/31/15	3/31/15
Class A
Actual	$1,000.00	$1,023.20	$3.53
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.44	$3.53
Class B
Actual	$1,000.00	$1,018.30	$7.55
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,017.45	$7.54
Class C
Actual	$1,000.00	$1,020.10	$6.65
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,018.35	$6.64
Class F
Actual	$1,000.00	$1,023.70	$3.03
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.94	$3.02
Class I
Actual	$1,000.00	$1,023.30	$2.52
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.44	$2.52
Class P
Actual	$1,000.00	$1,021.10	$4.74
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.24	$4.73
†	For each class of the Fund, net expenses (including interest expense) are equal to the annualized expense ratio for such class (0.70% for Class A, 1.50% for Class B, 1.32% for Class C, 0.60% for Class F, 0.50% for Class I and 0.94% for Class P) multiplied by the average account value over the period, multiplied by 182/365 (to reflect one-half year period).

Portfolio Holdings Presented by Credit Rating

March 31, 2015

Credit Rating:
S&P or Moody’s(a)	%*
AAA	9.10%
AA+	5.61%
AA	13.31%
AA-	12.50%
A+	8.99%
A	12.06%
A-	8.70%
BBB+	5.10%
BBB	5.06%
BBB-	4.86%
Credit Rating:
S&P or Moody’s(a)	%*
BB+	1.86%
BB	1.35%
BB-	1.19%
B+	1.56%
B	2.62%
B-	2.22%
CCC	0.45%
NR	3.46%
Money Market Mutual Fund	0.00%	**
Total	100.00%

(a)	Certain investments have been rated by Fitch IBCA.
*	Represents percent of total investments.
**	Amount is less than 0.01%.

AMT Free Municipal Bond Fund

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expenses
	Account	Account	Paid During
	Value	Value	Period†
			10/1/14 –
	10/1/14	3/31/15	3/31/15
Class A
Actual	$1,000.00	$1,030.80	$3.04
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.94	$3.02
Class C
Actual	$1,000.00	$1,028.20	$6.27
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,018.75	$6.24
Class F
Actual	$1,000.00	$1,031.20	$2.53
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.44	$2.52
Class I
Actual	$1,000.00	$1,031.80	$2.03
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.94	$2.02
†	For each class of the Fund, net expenses are equal to the annualized expense ratio for such class (0.60% for Class A, 1.24% for Class C, 0.50% for Class F and 0.40% Class I) multiplied by the average account value over the period, multiplied by 182/365 (to reflect one-half year period).

Portfolio Holdings Presented by Credit Rating

March 31, 2015

Credit Rating:
S&P or Moody’s(a)	%*
AAA	3.14%
AA+	1.60%
AA	12.90%
AA-	14.98%
A+	12.06%
A	13.59%
A-	12.15%
BBB+	4.69%
BBB	5.96%
Credit Rating:
S&P or Moody’s(a)	%*
BBB-	7.31%
BB+	1.96%
BB	1.36%
BB-	0.61%
B	2.72%
B-	0.97%
CCC	0.44%
NR	3.56%
Total	100.00%

(a)	Certain investments have been rated by Fitch IBCA.
*	Represents percent of total investments.

National Tax Free Fund

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expenses
	Account	Account	Paid During
	Value	Value	Period†
			10/1/14 –
	10/1/14	3/31/15	3/31/15
Class A
Actual	$1,000.00	$1,030.30	$3.90
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.09	$3.88
Class B
Actual	$1,000.00	$1,026.20	$7.93
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,017.10	$7.90
Class C
Actual	$1,000.00	$1,027.10	$7.02
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,018.00	$6.99
Class F
Actual	$1,000.00	$1,030.80	$3.39
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.59	$3.38
Class I
Actual	$1,000.00	$1,031.20	$2.89
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.09	$2.87
†	For each class of the Fund, net expenses (including interest expense) are equal to the annualized expense ratio for such class (0.77% for Class A, 1.57% for Class B, 1.39% for Class C, 0.67% for Class F and 0.57% for Class I) multiplied by the average account value over the period, multiplied by 182/365 (to reflect one-half year period).

Portfolio Holdings Presented by Credit Rating

March 31, 2015

Credit Rating:
S&P or Moody’s(a)	%*
AAA	2.56%
AA+	5.39%
AA	16.02%
AA-	12.59%
A+	10.71%
A	6.57%
A-	11.70%
BBB+	5.37%
BBB	8.33%
BBB-	8.98%
BB+	1.49%
Credit Rating:
S&P or Moody’s(a)	%*
BB	0.69%
BB-	1.65%
B+	0.80%
B	2.38%
B-	0.90%
CCC	0.12%
C	0.00%	**
NR	3.75%
Money Market Mutual Fund	0.00%	**
Total	100.00%

(a)	Certain investments have been rated by Fitch IBCA.
*	Represents percent of total investments.
**	Amount is less than 0.01%.

High Yield Municipal Bond Fund

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expenses
	Account	Account	Paid During
	Value	Value	Period†
			10/1/14 –
	10/1/14	3/31/15	3/31/15
Class A*
Actual	$1,000.00	$1,033.30	$4.26
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.74	$4.23
Class C*
Actual	$1,000.00	$1,030.10	$7.44
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,017.60	$7.39
Class F*
Actual	$1,000.00	$1,034.70	$3.75
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.24	$3.73
Class I*
Actual	$1,000.00	$1,034.30	$3.25
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.74	$3.23
Class P*
Actual	$1,000.00	$1,033.10	$5.42
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.60	$5.39
†	For each class of the Fund, net expenses (including interest expense) are equal to the annualized expense ratio for such class (0.84% for Class A, 1.47% for Class C, 0.74% for Class F, 0.64% for Class I and 1.07% for Class P) multiplied by the average account value over the period, multiplied by 182/365 (to reflect one-half year period).
*	The annualized expenses have been updated (0.82% for Class A, 1.45% for Class C, 0.72% for Class F, 0.62% for Class I and 1.07% for Class P). Had these updated expenses been in place throughout the most recent fiscal half-year, expenses paid during the period would have been:

		Hypothetical
		(5% Return
		Before
	Actual	Expenses)
Class A	$4.16	$4.13
Class C	$7.34	$7.29
Class F	$3.65	$3.63
Class I	$3.14	$3.13
Class P	$5.42	$5.39

Portfolio Holdings Presented by Credit Rating

March 31, 2015

Credit Rating:
S&P or Moody’s(a)	%*
AAA	0.65%
AA+	1.39%
AA	4.07%
AA-	3.23%
A+	1.79%
A	1.96%
A-	2.56%
BBB+	4.09%
BBB	5.04%
BBB-	7.98%
BB+	8.13%
Credit Rating:
S&P or Moody’s(a)	%*
BB	4.62%
BB-	4.65%
B+	3.93%
B	9.15%
B-	6.58%
CCC+	0.10%
CCC	0.64%
C	0.03%
NR	29.41%
Money Market Mutual Fund	0.00%	**
Total	100.00%

(a)	Certain investments have been rated by Fitch IBCA.
*	Represents percent of total investments.
**	Amount is less than 0.01%.

California Tax Free Fund

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expenses
	Account	Account	Paid During
	Value	Value	Period†
			10/1/14 –
	10/1/14	3/31/15	3/31/15
Class A
Actual	$1,000.00	$1,031.10	$4.20
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.79	$4.18
Class C
Actual	$1,000.00	$1,028.80	$7.38
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,017.65	$7.34
Class F
Actual	$1,000.00	$1,031.50	$3.70
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.29	$3.68
Class I
Actual	$1,000.00	$1,031.90	$3.19
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.79	$3.18
†	For each class of the Fund, net expenses (including interest expense) are equal to the annualized expense ratio for such class (0.83% for Class A, 1.46% for Class C, 0.73% for Class F and 0.63% for Class I) multiplied by the average account value over the period, multiplied by 182/365 (to reflect one-half year period).

Portfolio Holdings Presented by Credit Rating

March 31, 2015

Credit Rating:
S&P or Moody’s(a)	%*
AAA	0.03%
AA+	3.11%
AA	17.53%
AA-	22.13%
A+	14.55%
A	4.79%
A-	10.14%
BBB+	4.32%
BBB	4.27%
BBB-	8.49%
Credit Rating:
S&P or Moody’s(a)	%*
BB+	0.87%
BB	1.35%
BB-	0.18%
B	2.40%
B-	2.09%
CCC	0.09%
NR	3.66%
Money Market Mutual Fund	0.00%**
Total	100.00%

(a)	Certain investments have been rated by Fitch IBCA.
*	Represents percent of total investments.
**	Amount is less than 0.01%.

New Jersey Tax Free Fund

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expenses
	Account	Account	Paid During
	Value	Value	Period†
			10/1/14 –
	10/1/14	3/31/15	3/31/15
Class A
Actual	$1,000.00	$1,026.90	$4.30
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.69	$4.28
Class F
Actual	$1,000.00	$1,027.40	$3.79
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.19	$3.78
Class I
Actual	$1,000.00	$1,028.20	$3.08
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.89	$3.07
†	For each class of the Fund, net expenses are equal to the annualized expense ratio for such class (0.85% for Class A, 0.75% for Class F and 0.61% for Class I) multiplied by the average account value over the period, multiplied by 182/365 (to reflect one-half year period).

Portfolio Holdings Presented by Credit Rating

March 31, 2015

Credit Rating: S&P or Moody’s	%*
AAA	4.16%
AA+	2.99%
AA	8.22%
AA-	10.56%
A+	10.14%
A	28.87%
A-	7.50%
BBB+	6.15%
BBB	3.79%
Credit Rating: S&P or Moody’s	%*
BBB-	6.40%
BB	1.84%
BB-	0.16%
B+	2.51%
B	4.80%
CCC	0.17%
NR	1.74%
Money Market Mutual Fund	0.00%**
Total	100.00%

*	Represents percent of total investments.
**	Amount is less than 0.01%.

New York Tax Free Fund

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expenses
	Account	Account	Paid During
	Value	Value	Period†
			10/1/14 –
	10/1/14	3/31/15	3/31/15
Class A
Actual	$1,000.00	$1,024.80	$3.99
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.99	$3.98
Class C
Actual	$1,000.00	$1,021.60	$7.16
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,017.85	$7.14
Class F
Actual	$1,000.00	$1,025.30	$3.43
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.54	$3.43
Class I
Actual	$1,000.00	$1,025.80	$2.98
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.99	$2.97
†	For each class of the Fund, net expenses (including interest expense) are equal to the annualized expense ratio for such class (0.79% for Class A, 1.42% for Class C, 0.68% for Class F and 0.59% for Class I) multiplied by the average account value over the period, multiplied by 182/365 (to reflect one-half year period).

Portfolio Holdings Presented by Credit Rating

March 31, 2015

Credit Rating:
S&P or Moody’s(a)	%*
AAA	14.89%
AA+	6.50%
AA	19.14%
AA-	14.79%
A+	3.35%
A	6.05%
A-	10.87%
BBB+	3.56%
BBB	3.28%
BBB-	5.54%
Credit Rating:
S&P or Moody’s(a)	%*
BB+	2.15%
BB	1.55%
BB-	1.20%
B	2.15%
B-	0.77%
CCC	0.21%
NR	4.00%
Money Market Mutual Fund	0.00%**
Total	100.00%

(a)	Certain investments have been rated by Fitch IBCA.
*	Represents percent of total investments.
**	Amount is less than 0.01%.

Schedule of Investments (unaudited)

SHORT DURATION TAX FREE FUND March 31, 2015

				Credit
				Rating:		Principal
	Interest		Maturity	S&P or		Amount	Fair
Investments	Rate		Date	Moody’s		(000)	Value
MUNICIPAL BONDS 87.77%

Corporate-Backed 6.26%
Beaver Co IDA–FirstEnergy Rmkt	2.50%		12/1/2041	BBB-		$8,000	$8,166,320
Beaver Co IDA–FirstEnergy Rmkt	2.70%		4/1/2035	BBB-		12,000	12,204,000
Burke Co Dev–GA Power	1.75%		12/1/2049	A		10,000	10,098,900
Burke Co Dev–GA Transmission	1.25%		1/1/2052	AA-		7,250	7,255,365
Burke Co Dev–Oglethorpe Power	2.40%		1/1/2040	A		3,005	3,054,673
CA Poll Ctl–Waste Mgmt	1.55%		2/1/2019	A-		3,475	3,481,012
CA Stwde–So Cal Edison	1.375%		4/1/2028	Aa3		5,000	4,999,250
Charles City Co EDA–Waste Mgmt	3.125%		2/1/2029	A-		5,000	5,189,900
Citizens Property Insurance Corp	4.25%		6/1/2017	A+		2,690	2,883,007
Citizens Property Insurance Corp	5.00%		6/1/2017	A+		19,925	21,673,817
Citizens Property Insurance Corp	5.00%		6/1/2018	A+		8,000	8,921,600
Citizens Property Insurance Corp	5.50%		6/1/2017	A+		3,365	3,696,284
Gloucester Co Impt Auth–Waste Mgmt	2.125%		12/1/2029	A-		4,500	4,627,800
Gulf Coast Waste Disp–US Steel	5.75%		9/1/2017	BB-		6,850	7,309,498
IA Fin Auth–Iowa Fertilizer Co	5.00%		12/1/2019	BB-		4,780	5,188,451
IL Fin Auth–Prairie Power Rmkt	1.30%		7/1/2042	A		6,360	6,408,718
Miami Dade Co IDA–Waste Mgmt Rmkt	1.50%		10/1/2018	A-		4,000	4,000,000
Mobile Indl Poll Ctl–AL Power Co Rmkt	1.65%		6/1/2034	A1		3,000	3,039,000
NY Env Facs–Waste Mgmt	2.75%		7/1/2017	A-		1,000	1,036,250
St Charles Parish–Valero Energy	4.00%		12/1/2040	BBB		3,500	3,827,775
Valdez Marine Term–BP Rmkt	5.00%		1/1/2018	A		9,075	10,070,800
WV Poll Ctl–Appalachian Pwr	1.625%		10/1/2022	Baa1		2,500	2,512,275
Total							139,644,695

Education 5.22%
AZ Brd Regents COP–Univ of AZ	4.00%		6/1/2017	Aa3		2,050	2,192,003
AZ Brd Regents COP–Univ of AZ	4.00%		6/1/2018	Aa3		2,140	2,338,036
AZ Brd Regents COP–Univ of AZ	5.00%		6/1/2017	Aa3		5,750	6,270,835
AZ Brd Regents COP–Univ of AZ	5.00%		6/1/2018	Aa3		3,215	3,612,020
CA State Univ Sys	5.00%		11/1/2020	Aa2		5,000	5,986,250
Cleveland State Univ	5.00%		6/1/2018	A+		1,000	1,111,910
Cleveland State Univ	5.00%		6/1/2019	A+		1,265	1,436,357
CT Hlth & Ed–Yale Univ	0.80%		7/1/2048	AAA		6,000	6,001,380
Curators Univ Sys	5.00%		11/1/2019	AA+		5,000	5,820,500
Harris Co Cultural Ed–Baylor Clg / Med	1.07%	#	11/15/2045	A-		12,475	12,483,109
IA HI Ed–Wartburg Clg	2.50%		10/1/2020	BB	(a)	5,000	4,964,450

12	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

SHORT DURATION TAX FREE FUND March 31, 2015

				Credit
				Rating:	Principal
	Interest		Maturity	S&P or	Amount	Fair
Investments	Rate		Date	Moody’s	(000)	Value
Education (continued)
MA DFA–Boston Med Ctr	5.00%		7/1/2017	BBB	$1,000	$1,086,680
MA DFA–Boston Med Ctr	5.00%		7/1/2018	NR	2,540	2,857,424
MA DFA–Boston Med Ctr	5.00%		7/1/2018	BBB	2,550	2,841,847
MA Hlth & Ed–Amherst Clg	1.70%		11/1/2038	Aaa	4,565	4,612,750
Multnomah Co Hsp Facs–Mirabella	5.00%		10/1/2019	NR	650	711,146
Multnomah Co Hsp Facs–Mirabella	5.00%		10/1/2024	NR	1,135	1,246,502
NC Cap Facs–High Point Univ	4.00%		5/1/2017	BBB+	2,785	2,933,914
NC Cap Facs–High Point Univ	5.00%		5/1/2018	BBB+	1,640	1,805,230
PR Indl Tourist–Inter American Univ	5.00%		10/1/2015	A-	800	812,752
PR Indl Tourist–Inter American Univ	5.00%		10/1/2016	A-	1,000	1,038,760
PR Indl Tourist–Inter American Univ	5.00%		10/1/2018	A-	2,500	2,642,800
Texas A&M Univ	5.00%		5/15/2019	Aaa	7,200	8,305,992
Univ of North Carolina–Chapel Hill	0.865%	#	12/1/2041	AAA	25,000	25,248,000
Univ Sys of MD	1.25%		7/1/2023	AA+	8,100	8,109,963
Total						116,470,610

General Obligation 23.24%
CA State GO	5.00%		9/1/2018	Aa3	8,050	9,124,514
CA State GO	5.00%		9/1/2018	Aa3	3,750	4,250,550
CA State GO	5.00%		9/1/2018	Aa3	7,500	8,501,100
CA State GO	5.00%		10/1/2018	Aa3	6,600	7,497,402
CA State GO	5.00%		11/1/2018	Aa3	12,150	13,831,560
CA State GO	5.00%		2/1/2019	Aa3	14,750	16,889,635
CA State GO	5.00%		9/1/2020	Aa3	10,000	11,849,700
CA State GO	5.50%		4/1/2019	Aa3	8,715	10,191,582
CA State GO	6.00%		4/1/2019	Aa3	2,500	2,966,775
Carmel Sch Bld Corp (AGM)	4.75%		7/15/2019	AA	6,105	6,516,416
Chicago GO (AGM)	5.00%		1/1/2017	AA	9,000	9,034,740
Clackamas Co Sch Dist–North Clackamas	5.00%		6/15/2019	AA+	1,250	1,436,400
Clackamas Co Sch Dist–North Clackamas	5.00%		6/15/2020	AA+	1,150	1,350,284
Cook Co GO	5.00%		11/15/2017	AA	5,010	5,482,443
CT State GO	5.00%		8/15/2021	AA	5,000	5,967,050
CT State GO (SIFMA)	0.94%	#	5/15/2018	AA	4,000	4,041,000
Detroit–State Aid GO	5.00%		11/1/2015	AA	6,775	6,856,165
Douglas Co SD	4.00%		11/15/2018	Aa1	5,085	5,612,823
GA State GO	5.00%		7/1/2020	AAA	10,000	11,894,700
Georgia GO	5.00%		2/1/2019	AAA	10,000	11,458,700
Goose Creek CISD PSF GTD	3.00%		2/15/2035	AAA	10,475	10,978,219

See Notes to Financial Statements.	13

Schedule of Investments (unaudited)(continued)

SHORT DURATION TAX FREE FUND March 31, 2015

				Credit
				Rating:	Principal
	Interest		Maturity	S&P or	Amount	Fair
Investments	Rate		Date	Moody’s	(000)	Value
General Obligation (continued)
HI State GO	5.00%		11/1/2021	AA	$5,000	$6,042,200
Houston–Indep Sch Dist PSF GTD	5.00%		2/15/2019	AAA	8,570	9,808,108
Houston GO	5.00%		3/1/2018	AA+	7,365	8,219,193
IL State GO	5.00%		8/1/2016	A-	7,000	7,385,980
IL State GO	5.00%		7/1/2017	A-	6,000	6,486,180
IL State GO	5.00%		10/1/2017	A-	4,575	4,589,777
IL State GO	5.00%		2/1/2020	A-	575	636,560
IL State GO (AGM)	5.50%		5/1/2016	AA	7,000	7,360,430
Kansas City MO GO	4.00%		2/1/2018	AA	9,000	9,769,680
Katy ISD PSF GTD	0.765%	#	8/15/2036	AAA	20,000	20,000,800
Katy ISD PSF GTD	5.00%		2/15/2019	AAA	1,310	1,499,256
Katy ISD PSF GTD	5.00%		2/15/2020	AAA	3,000	3,510,120
Los Angeles USD	5.00%		7/1/2017	Aa2	10,000	10,966,400
Los Angeles USD	5.00%		7/1/2018	Aa2	8,000	9,035,520
Miami Dade Co GO	4.25%		10/1/2017	AA	6,320	6,857,263
Miami Dade Co Sch Brd COP	5.00%		11/1/2019	A1	6,500	7,512,115
Miami Dade Co Sch Brd COP	5.00%		11/1/2020	A1	5,000	5,877,350
MS Dev Bank–Marshall Co	5.00%		1/1/2018	AA-	2,975	3,298,888
NJ State GO	5.00%		6/1/2019	A1	13,400	15,188,498
Northside ISD PSF GTD	2.00%		6/1/2039	Aaa	1,040	1,058,356
Northside ISD PSF GTD	2.00%		8/1/2044	Aaa	5,285	5,399,737
NY Dorm–Sch Dist (AGM)	4.00%		10/1/2017	AA	2,255	2,431,116
NY Dorm–Sch Dist (AGM)	5.00%		10/1/2018	AA	1,350	1,528,511
NYC GO	5.00%		8/1/2017	AA	5,890	6,463,038
NYC GO	5.00%		8/1/2018	AA	10,000	11,260,700
NYC GO	5.00%		8/1/2019	AA	14,885	17,150,199
NYC GO	5.00%		8/1/2019	AA	5,585	6,434,925
NYC GO	5.00%		8/1/2021	AA	7,410	8,834,869
OH State GO	5.00%		9/15/2018	AA+	6,200	7,027,886
PA State GO	5.00%		11/15/2017	AA-	10,000	11,049,100
PA State GO	5.00%		7/1/2019	AA-	7,500	8,596,575
Pittsburgh PA Sch District	4.00%		9/1/2018	Aa3	7,090	7,722,641
PR Pub Bldg Auth GTD (AMBAC)	5.50%		7/1/2016	B	1,865	1,903,400
Rangely CO Hosp Dist	4.50%		11/1/2021	Baa1	7,050	7,764,517
RI State GO	5.00%		8/1/2017	AA	5,000	5,490,100
RI State GO	5.00%		8/1/2018	AA	5,000	5,644,300
San Francisco City & Co GO	5.00%		6/15/2018	AA+	8,725	9,868,498

14	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

SHORT DURATION TAX FREE FUND March 31, 2015

				Credit
				Rating:		Principal
	Interest		Maturity	S&P or		Amount	Fair
Investments	Rate		Date	Moody’s		(000)	Value
General Obligation (continued)
Shelby Co GO	4.75%		3/1/2018	AA+		$5,525	$6,141,480
South San Francisco USD	4.00%		6/15/2018	NR		6,165	6,746,544
Utah GO	5.00%		7/1/2017	AAA		13,445	14,756,963
WA State GO	4.00%		7/1/2018	AA+		10,000	10,959,500
WA State GO	5.00%		2/1/2019	AA+		5,640	6,451,314
WA State GO	5.00%		2/1/2019	AA+		7,900	9,036,415
WI State GO	5.00%		5/1/2019	AA		5,025	5,781,112
WI State GO	5.00%		5/1/2019	AA		8,440	9,709,967
WI State GO	5.00%		5/1/2020	AA		7,110	8,362,142
Williamson Co GO	4.00%		2/15/2018	AAA		3,000	3,255,600
Woonsocket GO	7.125%		6/15/2016	B3		1,800	1,846,548
Total							518,452,129

Health Care 8.99%
Abag Fin Auth–Episcopal Senior	2.50%		7/1/2019	BBB+	(a)	1,675	1,676,759
Ashland Med Ctr–Kings Daughters (SIFMA)	1.77%	#	2/1/2040	A3		14,695	14,753,045
AZ Hlth Facs–Phoenix Childrens Hsp	1.87%	#	2/1/2048	BBB+		11,500	11,831,315
CA Hlth–Childrens Hsp Los Angeles	1.82%	#	7/1/2042	BBB+		9,250	9,374,412
CA Hlth–City of Hope	5.00%		11/15/2017	A+		1,050	1,160,502
CA Hlth–Packard Childrens Hsp	1.45%		8/15/2023	AA-		3,500	3,548,685
CA Hlth–St Joseph Hlth	5.00%		7/1/2043	AA-		5,000	5,534,750
CA Hlth–St Joseph Hlth	5.00%		7/1/2043	AA-		5,000	5,778,400
CA Stwde–Fountainview Gonda	2.50%		8/1/2020	A+		3,500	3,588,095
CA Stwde–LA Jewish Home	4.75%		8/1/2020	NR		1,150	1,156,555
CO Hlth Facs–Total Longterm Care	4.25%		11/15/2015	BBB+	(a)	315	320,431
CT Hlth & Ed–Lawrence Mem Hsp	5.00%		7/1/2018	A-		2,705	3,007,284
CT Hlth & Ed–Lawrence Mem Hsp	5.00%		7/1/2019	A-		2,835	3,205,279
CT Hlth & Ed–Stamford Hsp	5.00%		7/1/2015	A-		1,980	2,001,503
Duluth EDA–St Lukes Hsp	4.75%		6/15/2022	NR		5,000	5,296,500
IL Fin Auth–Provena Hlth	5.25%		5/1/2015	BBB+		2,000	2,007,140
IL Fin Auth–Rush Univ Med	5.00%		11/15/2019	A+		1,000	1,152,640
IL Fin Auth–Rush Univ Med	5.00%		11/15/2020	A+		500	585,390
IL Fin Auth–Rush Univ Med	5.00%		11/15/2021	A+		695	822,658
IN Hlth Facs–Ascension Hlth	1.60%		11/15/2036	AA+		11,500	11,721,375
Jackson Co Hospital Fin Auth	4.00%		6/1/2015	A-		3,600	3,619,656
Karnes Co Hsp Dist	4.00%		2/1/2019	BBB	(a)	2,000	2,141,300
Kaweah Delta Hlth Care Dist	5.00%		6/1/2017	A3		2,000	2,155,820
Lubbock Hlth–St Joseph Hlth	1.125%		7/1/2030	AA-		12,920	13,035,892

See Notes to Financial Statements.	15

Schedule of Investments (unaudited)(continued)

SHORT DURATION TAX FREE FUND March 31, 2015

				Credit
				Rating:		Principal
	Interest		Maturity	S&P or		Amount	Fair
Investments	Rate		Date	Moody’s		(000)	Value
Health Care (continued)
MD Hlth & Hi Ed–Western MD Hlth Sys	5.00%		7/1/2019	BBB		$3,000	$3,420,840
MD Hlth & Hi Ed–Western MD Hlth Sys	5.00%		7/1/2020	BBB		3,000	3,483,180
MI Fin Auth–Beaumont Hlth	4.00%		8/1/2018	A1		1,500	1,640,190
MI Fin Auth–Beaumont Hlth	4.00%		8/1/2019	A1		3,000	3,319,740
MI Fin Auth–Beaumont Hlth	4.00%		8/1/2020	A1		2,300	2,570,802
MS Equip Facs–MS Baptist Hlth(c)	1.32%	#	8/15/2036	BBB+		7,000	6,999,930
Muskingum Co Hsp Facs–Genesis Hlthcare	5.00%		2/15/2018	BB+		1,000	1,066,710
Muskingum Co Hsp Facs–Genesis Hlthcare	5.00%		2/15/2019	BB+		1,450	1,564,434
Muskingum Co Hsp Facs–Genesis Hlthcare	5.00%		2/15/2020	BB+		1,305	1,417,387
NJ Hlth–Barnabas Hlth	5.00%		7/1/2019	A-		8,000	9,115,200
NJ Hlth–St Peters Univ Hsp	5.00%		7/1/2016	BB+		3,160	3,281,407
NJ Hlth–St Peters Univ Hsp	5.00%		7/1/2017	BB+		3,850	4,093,397
Onondaga CDC–St Josephs Hsp	5.00%		7/1/2017	BB		5,000	5,343,400
OR Facs Auth–Providence Hlth	0.25%	#	10/1/2017	AA-		5,750	5,750,805
Philadelphia Hsps–Temple Univ Hlth	5.00%		7/1/2015	BB+		1,500	1,513,200
Philadelphia Hsps–Temple Univ Hlth	5.00%		7/1/2016	BB+		1,500	1,562,940
Philadelphia Hsps–Temple Univ Hlth	5.00%		7/1/2017	BB+		1,500	1,606,455
PR Indl Tourist–Hsp Auxilio Mutuo	5.00%		7/1/2016	A-		3,385	3,506,284
PR Indl Tourist–Hsp Auxilio Mutuo	5.00%		7/1/2017	A-		2,555	2,702,066
Rochester Hlth Care–Mayo Clinic	4.00%		11/15/2038	AA		5,500	6,035,205
San Buenaventura–Cmnty Mem Hlth	5.00%		12/1/2016	BB		1,750	1,844,447
San Buenaventura–Cmnty Mem Hlth	5.25%		12/1/2017	BB		1,750	1,902,337
San Buenaventura–Cmnty Mem Hlth	5.75%		12/1/2018	BB		1,800	2,026,242
Sartell Hlth Care–Country Manor	4.00%		9/1/2020	NR		2,300	2,329,118
SE Port Auth–Memorial Hlth	5.00%		12/1/2022	BB	(a)	3,400	3,629,194
Westchester Co Hlth Care	5.00%		11/1/2015	A3		3,215	3,300,262
WI Hlth & Ed–Aurora Hlth	1.25%		8/15/2025	A3		5,500	5,548,840
WI PFA–Rose Villa	3.75%		11/15/2019	NR		435	438,711
Total							200,488,109

Housing 0.22%
CA Stwde–American Baptist	2.40%		10/1/2020	BBB+	(a)	1,250	1,250,650
Los Angeles Regl Fin Auth–Montecedro Prk	3.00%		11/15/2021	A+		1,500	1,519,170
WA Hsg–Emerald Heights	3.00%		7/1/2016	A-	(a)	1,020	1,033,964
WA Hsg–Emerald Heights	4.00%		7/1/2018	A-	(a)	1,000	1,057,970
Total							4,861,754

16	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

SHORT DURATION TAX FREE FUND March 31, 2015

			Credit
			Rating:	Principal
	Interest	Maturity	S&P or	Amount	Fair
Investments	Rate	Date	Moody’s	(000)	Value
Lease Obligations 6.65%
Broward Co Sch Brd COP (AMBAC)	5.25%	7/1/2017	A1	$7,015	$7,707,942
Buncombe Co Ltd Oblig	5.00%	6/1/2019	AA+	800	920,560
Buncombe Co Ltd Oblig	5.00%	6/1/2020	AA+	750	881,108
CA Pub Wks–Dept Hsps	4.00%	6/1/2017	A1	2,395	2,565,811
CA Pub Wks–Dept Hsps	4.00%	6/1/2018	A1	4,790	5,234,847
CA Pub Wks–Dept of Correction	5.00%	6/1/2017	A1	6,100	6,665,714
CA Pub Wks–Dept of Correction	5.00%	1/1/2019	A1	4,000	4,556,800
CA Pub Wks–Dept of Correction	5.00%	1/1/2020	A1	5,000	5,828,350
CA Pub Wks–Various Cap Proj	5.00%	4/1/2018	A1	2,800	3,131,324
CA Pub Wks–Various Cap Proj	5.00%	11/1/2018	A1	2,000	2,270,760
Cleveland COP–Cleveland Stadium	5.00%	11/15/2015	A	5,420	5,574,036
Cuyahoga Co COP–Conv Hotel Proj	5.00%	12/1/2018	AA-	4,535	5,131,217
Erie Co IDA–Buffalo Sch Dist	5.00%	5/1/2018	AA	3,000	3,363,750
KY Ppty & Bldgs Commn–Proj #83 (AMBAC)	5.00%	10/1/2015	Aa3	6,085	6,226,537
LA PFA–Hurricane Recovery	4.00%	6/1/2018	Aa3	4,290	4,686,653
Los Angeles Co Pub Wks	5.00%	8/1/2019	AA	1,000	1,153,370
Los Angeles Mun Impt Corp	5.00%	3/1/2018	A+	5,000	5,576,950
Los Angeles Mun Impt Corp	5.00%	3/1/2019	A+	9,500	10,863,440
Los Angeles USD COP	5.00%	10/1/2017	A+	3,000	3,313,710
Los Angeles USD COP	5.00%	10/1/2018	A+	3,000	3,400,020
MI Fin Auth–Detroit Sch Dist	5.00%	6/1/2016	A+	11,500	11,756,105
NJ EDA–Sch Facs (AMBAC)	5.50%	12/15/2019	A2	5,000	5,686,100
NJ Trans Trust Fund (NPFGC)(FGIC)	5.50%	12/15/2016	AA-	1,225	1,317,892
NY Twy Auth–Svc Contract	5.00%	4/1/2018	AA	7,500	8,394,675
Palm Beach Co Sch Brd COP	5.00%	8/1/2032	Aa3	2,500	2,647,650
Philadelphia Redev Auth	5.00%	4/15/2017	A+	1,135	1,220,658
Philadelphia Redev Auth	5.00%	4/15/2018	A+	1,670	1,839,021
PR Pub Bldg Auth GTD	5.75%	7/1/2016	B	4,145	3,832,177
San Diego Conv Ctr Fing Auth	4.00%	4/15/2017	AA-	1,250	1,334,450
San Diego Conv Ctr Fing Auth	4.00%	4/15/2018	AA-	2,100	2,285,787
San Francisco City & Co COP	5.00%	9/1/2017	AA	12,640	13,930,797
Twin Rivers USD COP (AGM)	3.20%	6/1/2027	AA	1,750	1,750,875
Twin Rivers USD COP (AGM)	3.20%	6/1/2035	AA	920	920,221
Twin Rivers USD COP (AGM)	3.20%	6/1/2041	AA	2,250	2,250,450
Total					148,219,757

See Notes to Financial Statements.	17

Schedule of Investments (unaudited)(continued)

SHORT DURATION TAX FREE FUND March 31, 2015

				Credit
				Rating:	Principal
	Interest		Maturity	S&P or	Amount	Fair
Investments	Rate		Date	Moody’s	(000)	Value
Other Revenue 4.35%
CA Muni Fin–Republic Svcs	0.30%	#	9/1/2021	BBB+	$20,000	$20,000,000
Central Plains–RBC	5.00%		8/1/2039	Aa3	8,000	9,162,560
Farmington Poll Ctl–El Paso Elec	1.875%		6/1/2032	Baa1	5,000	5,096,700
Florence Twn IDA–Legacy Trad Sch	4.00%		7/1/2018	BB	410	422,829
Indianapolis Local Pub Impt Bd Bk	5.00%		6/1/2022	A1	4,040	4,757,100
MA Fed Hwy–GANS Brdg Prog	5.00%		6/15/2018	AAA	8,385	9,455,681
Maricopa Co Poll Ctl–NM Pub Svc	4.00%		6/1/2043	BBB	10,000	10,033,600
MI Fin Auth–Detroit Sch Dist	5.00%		6/1/2015	A+	1,700	1,710,081
MI Fin Auth–Detroit Sch Dist	5.00%		6/1/2016	A+	1,600	1,659,472
Minneapolis National Marrow Donor Prog	4.00%		8/1/2015	BBB+	4,535	4,572,731
NYC Cultural–Whitney Museum	5.00%		7/1/2017	A	6,175	6,760,822
PA Econ Dev–PPL Energy Supply	3.00%		12/1/2038	Ba1	3,000	3,019,440
PA Econ Dev–Unemployment Comp	5.00%		7/1/2019	Aaa	5,000	5,786,850
PA IDA–Economic Dev	5.00%		7/1/2018	A+	2,595	2,901,651
PR Comwlth Govt Dev Bank Rmkt GTD (NPFGC)(FGIC)	4.75%		12/1/2015	AA-	10,000	10,064,200
WA Eda–Waste Mgmt†	2.125%		6/1/2020	A-	1,500	1,521,855
Total						96,925,572

Special Tax 0.99%
Brea Redev Agy	5.00%		8/1/2019	AA-	2,000	2,311,320
Brea Redev Agy	5.00%		8/1/2020	AA-	2,100	2,474,955
CA Reassmt Dist 12/1 Irvine	4.00%		9/2/2017	BBB+	2,000	2,137,780
CA Reassmt Dist 12/1 Irvine	4.00%		9/2/2018	BBB+	1,250	1,357,087
Emeryville Redev Agy	4.00%		9/1/2017	A+	4,000	4,316,040
Emeryville Redev Agy	5.00%		9/1/2018	A+	1,875	2,124,525
Emeryville Redev Agy	5.00%		9/1/2019	A+	1,000	1,159,040
Pittsburg Redev Agy	5.00%		8/1/2017	A	3,045	3,336,346
Pittsburg Redev Agy	5.00%		8/1/2018	A	2,500	2,812,450
Total						22,029,543

Tax Revenue 5.19%
AL Pub Sch & Clg Auth	5.00%		5/1/2015	Aa1	2,800	2,811,368
Dallas Area Rapid Trans	5.00%		12/1/2018	AA+	2,500	2,848,900
Dallas Area Rapid Trans	5.00%		12/1/2019	AA+	2,000	2,329,660
IL Sales Tax	5.00%		6/15/2018	AAA	9,500	10,668,120
IL State–Unemployment Insurance Fund Bldg	5.00%		12/15/2018	AA	5,000	5,267,600
MA Sch Bldg Auth–Sales Tax	5.00%		8/15/2018	AA+	7,000	7,932,330

18	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

SHORT DURATION TAX FREE FUND March 31, 2015

				Credit
				Rating:	Principal
	Interest		Maturity	S&P or	Amount	Fair
Investments	Rate		Date	Moody’s	(000)	Value
Tax Revenue (continued)
Met Atlanta Rapid Trans Auth	0.30%	#	7/1/2025	AAA	$8,000	$7,994,080
MTA NY–Dedicated Tax	4.00%		11/15/2018	AA	4,415	4,862,769
NJ EDA–Cigarette Tax	5.00%		6/15/2016	BBB+	2,005	2,106,333
NJ EDA–Cigarette Tax	5.00%		6/15/2017	BBB+	3,000	3,241,290
NJ EDA–Cigarette Tax	5.00%		6/15/2018	BBB+	8,500	9,392,245
NY UDC–PIT	5.00%		3/15/2018	AAA	10,000	11,184,500
NYC TFA–Future Tax	5.00%		11/1/2016	AAA	5,500	5,886,430
PA Econ Dev–Unemployment Comp	5.00%		7/1/2022	Aaa	9,075	9,590,279
Phoenix Civic Impt Corp–Light Rail Proj	5.00%		7/1/2019	AA	4,670	5,400,014
Phoenix Civic Impt Corp–Water Sys	5.00%		7/1/2018	AAA	7,620	8,600,999
Phoenix Civic Impt Corp–Water Sys	5.00%		7/1/2019	AAA	6,355	7,351,273
UT Trans Auth	1.35%		6/15/2017	A1	2,500	2,521,475
UT Trans Auth	1.60%		6/15/2018	A1	5,750	5,821,645
Total						115,811,310

Tobacco 2.05%
Golden St Tobacco	5.00%		6/1/2020	A1	5,300	6,223,631
Railsplitter Tobacco Settlement Auth	5.00%		6/1/2015	A	8,085	8,146,608
Railsplitter Tobacco Settlement Auth	5.25%		6/1/2021	A	4,020	4,740,505
Tobacco Settlement Auth WA	5.00%		6/1/2017	A	2,000	2,175,980
Tobacco Settlement Auth WA	5.00%		6/1/2018	A	2,000	2,233,700
Tobacco Settlement Auth WA	5.00%		6/1/2019	A	4,990	5,694,039
Tobacco Settlement Fin Corp LA	5.00%		5/15/2016	A	2,500	2,630,600
Tobacco Settlement Fin Corp LA	5.00%		5/15/2017	A	2,000	2,191,920
Tobacco Settlement Fin Corp NJ	4.50%		6/1/2023	BB	5,270	5,290,131
Tobacco Settlement Fin Corp NY	5.00%		6/1/2017	AA	5,850	6,388,551
Total						45,715,665

Transportation 13.03%
Alameda Corridor Trsp Auth	5.00%		10/1/2019	A-	1,000	1,159,120
Atlanta Arpt	5.00%		1/1/2018	Aa3	1,000	1,110,600
Bay Area Toll Auth	0.72%	#	4/1/2047	AA	8,000	8,130,960
Bay Area Toll Auth	1.50%		4/1/2047	AA	5,000	5,063,900
Bay Area Toll Auth	1.875%		4/1/2034	AA	15,000	15,230,100
Bay Area Toll Auth Rmkt	0.971%	#	4/1/2045	AA	15,000	15,171,900
Central TX Tpk	5.00%		8/15/2042	A-	8,000	9,254,800
Chester Co IDA–West Chester Univ	0.65%		2/1/2017	NR	6,700	6,695,109
Chicago O’Hare Arpt	5.00%		1/1/2018	A2	5,955	6,582,776

See Notes to Financial Statements.	19

Schedule of Investments (unaudited)(continued)

SHORT DURATION TAX FREE FUND March 31, 2015

				Credit
				Rating:	Principal
	Interest		Maturity	S&P or	Amount	Fair
Investments	Rate		Date	Moody’s	(000)	Value
Transportation (continued)
Clark Co Arpt	5.00%		7/1/2018	A	$8,500	$9,536,490
Clark Co PFC–McCarran Arpt	5.25%		7/1/2018	A+	7,090	8,032,403
Fairfax Co EDA–Silver Line Phase I	5.00%		4/1/2017	AA	2,000	2,163,380
Foothill / Eastern Corridor Toll Rd	5.00%		1/15/2053	BBB-	7,500	8,122,200
Harris Co Toll Rd	0.66%	#	8/15/2021	Aa3	4,000	4,008,920
Houston Arpt	5.00%		7/1/2017	A	1,500	1,646,550
IL Toll Hwy Auth	5.00%		12/1/2017	AA-	5,000	5,564,400
IL Toll Hwy Auth	5.00%		12/1/2019	AA-	7,500	8,703,000
KY Pub Trsp Auth–Downtown Crossing	5.00%		7/1/2017	Baa3	8,000	8,715,840
Long Beach Harbor	5.00%		11/15/2018	AA	7,500	8,574,450
Los Angeles Dept Arpts–LAX	4.00%		5/15/2020	AA-	225	253,904
MTA NY	0.465%	#	11/1/2041	AA-	20,000	20,028,400
MTA NY	0.955%	#	11/1/2030	AA-	7,370	7,391,226
MTA NY	5.00%		11/15/2016	AA-	5,000	5,365,200
MTA NY	5.00%		11/15/2018	AA-	3,235	3,677,386
MTA NY (AGM)	0.346%	#	11/1/2022	AA	16,300	15,944,155
NC State GARVEE	4.00%		3/1/2023	AA	8,000	8,546,480
NJ Tpk Auth	5.00%		1/1/2020	A+	5,000	5,805,900
NJ Trans Trust Fund (NPFGC)	5.00%		6/15/2015	AA-	2,950	2,977,346
North TX Twy Auth	5.00%		1/1/2020	A2	2,500	2,905,450
NY Twy Auth	5.00%		1/1/2018	A	1,250	1,386,800
NY Twy Auth	5.00%		5/1/2019	A-	15,725	17,936,407
NY Twy Auth	5.00%		1/1/2020	A	2,000	2,321,360
NY Twy Auth–Hwy & Brdg	5.00%		4/1/2018	AA	3,405	3,813,328
OH Infrastructure	5.00%		12/15/2019	AA	2,500	2,912,900
OH Infrastructure	5.00%		12/15/2019	AA	6,000	6,990,960
Orlando & Orange Co Expwy Auth	5.00%		7/1/2018	A	4,000	4,494,440
SC Transp	5.00%		10/1/2017	A1	8,000	8,809,360
Southeastern PA Transp Auth GARVEE	5.00%		6/1/2017	A+	1,425	1,547,179
Southeastern PA Transp Auth GARVEE	5.00%		6/1/2018	A+	1,280	1,423,245
St Louis Arpt–Lambert Intl Airport	5.00%		7/1/2018	A-	1,530	1,709,760
Triborough Brdg & Tunl Auth	5.00%		11/15/2018	AA-	3,750	4,273,087
Triborough Brdg & Tunl Auth	5.00%		11/15/2021	AA-	5,000	6,044,500
Triborough Brdg & Tunl Auth (NPFGC)(FGIC)	5.50%		11/15/2021	AA-	1,650	2,032,651
WA St GARVEE–520 Corridor	5.00%		9/1/2017	AA	16,930	18,603,192
Total						290,661,514

20	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

SHORT DURATION TAX FREE FUND March 31, 2015

				Credit
				Rating:	Principal
	Interest		Maturity	S&P or	Amount	Fair
Investments	Rate		Date	Moody’s	(000)	Value
Utilities 11.58%
Amr Muni Pwr–Fremont Energy	5.00%		2/15/2017	A1	$1,000	$1,078,040
Amr Muni Pwr–Fremont Energy	5.00%		2/15/2018	A1	2,900	3,216,535
Atlanta Wtr & Wastewtr	5.00%		11/1/2017	AA-	3,000	3,319,200
Atlanta Wtr & Wastewtr	5.00%		11/1/2018	AA-	2,500	2,845,850
Atlanta Wtr & Wastewtr (NPFGC)	5.50%		11/1/2018	AA-	4,425	5,114,636
CA Dept Wtr Res Wtr–Central Valley	5.00%		12/1/2019	AAA	8,720	10,243,559
CA Dept Wtr Res Wtr–Central Valley	5.00%		12/1/2020	AAA	12,640	15,169,011
CO Public Auth–ML	5.75%		11/15/2018	A-	5,690	6,125,114
East Baton Rouge Swr Comm	0.62%	#	2/1/2046	AA-	7,355	7,348,160
Escambia Co Solid Waste–Gulf Pwr	1.35%		4/1/2039	A	7,500	7,509,450
Guam Pwr Auth (AGM)	5.00%		10/1/2019	AA	1,000	1,152,980
Houston Util Sys	5.00%		11/15/2017	AA	2,000	2,215,420
Houston Util Sys	5.00%		11/15/2018	AA	5,000	5,687,600
Houston Util Sys	5.00%		11/15/2018	AA	1,750	1,990,660
Houston Util Sys	5.00%		11/15/2019	AA	2,485	2,893,236
Houston Util Sys	5.00%		5/15/2020	AA	5,000	5,885,700
Houston Util Sys (SIFMA)	0.77%	#	5/15/2034	AA	23,000	23,072,220
IL Fin Auth–Peoples Gas	2.625%		2/1/2033	Aa3	4,000	4,027,800
Intermountain Pwr Agy	5.00%		7/1/2018	A+	2,400	2,699,112
Intermountain Pwr Agy	5.00%		7/1/2019	A+	2,350	2,708,939
Lakeland Energy	0.77%	#	10/1/2017	AA	17,000	17,113,730
Long Island Power Auth	0.77%	#	5/1/2033	A-	10,000	9,995,200
Long Island Power Auth	4.00%		5/1/2018	A-	3,940	4,249,960
Los Angeles Wastewater	5.00%		6/1/2018	AA	3,000	3,387,480
Louisville/Jeff Co Met–Louisville Gas & Elec Co	1.60%		6/1/2033	A-	4,000	4,032,320
Louisville/Jeff Co Poll Ctl–Louisville Gas & Elec Co	1.65%		10/1/2033	A1	6,000	6,088,980
MEAG–Proj 1	5.00%		1/1/2018	A	3,145	3,491,013
MEAG–Proj 1	5.00%		1/1/2021	A	7,000	8,254,750
Met Govt Nashville Water & Sewer	5.00%		7/1/2018	A+	4,415	4,972,879
MO Joint Muni Elec Util Commn	5.00%		1/1/2020	A2	2,000	2,320,360
NC Eastern Muni Pwr (AG)	5.25%		1/1/2019	AA	5,075	5,683,797
NC Muni Pwr Agy #1–Catawba Elec	5.00%		1/1/2018	A	15,000	16,615,800
New Orleans Sewer	5.00%		6/1/2018	A	1,000	1,109,940
NY Energy–NY St Elec & Gas	2.25%		12/1/2015	A3	10,000	10,098,000
OH Air Quality–FirstEnergy	2.25%		8/1/2029	BBB-	5,000	5,070,150

See Notes to Financial Statements.	21

Schedule of Investments (unaudited)(continued)

SHORT DURATION TAX FREE FUND March 31, 2015

			Credit
			Rating:	Principal
	Interest	Maturity	S&P or	Amount	Fair
Investments	Rate	Date	Moody’s	(000)	Value
Utilities (continued)
Peninsula Ports Auth–Dominion Proj	2.375%	10/1/2033	BBB+	$5,000	$5,089,750
PR Aqueduct & Swr Auth	5.00%	7/1/2015	B	2,000	1,986,220
PR Elec Pwr Auth	5.25%	7/1/2018	CCC	2,000	1,186,400
Rockport Poll Ctl–IN/MI Pwr Co	1.75%	6/1/2025	Baa1	5,590	5,608,782
San Antonio Elec & Gas	2.00%	12/1/2027	Aa2	7,500	7,656,975
Stockton PFA–Wastewater (BAM)	4.00%	9/1/2017	AA	875	938,245
Stockton PFA–Wastewater (BAM)	4.00%	9/1/2018	AA	1,000	1,087,700
Stockton PFA–Wastewater (BAM)	5.00%	9/1/2019	AA	1,750	2,002,420
Stockton PFA–Wastewater (BAM)	5.00%	9/1/2020	AA	1,000	1,164,830
TEAC–Goldman Sachs	5.25%	9/1/2018	A-	5,755	6,492,503
TX Muni Gas Acq & Supply–Macquarie	5.00%	12/15/2018	A3	3,000	3,366,120
TX Muni Gas Acq & Supply–Macquarie	5.00%	12/15/2019	A3	1,000	1,139,210
York Co EDA–VA Elec & Pwr Co	1.875%	5/1/2033	A2	3,750	3,836,175
Total					258,342,911
Total Municipal Bonds (cost $1,931,840,584)					1,957,623,569

SHORT-TERM INVESTMENTS 11.45%

MUNICIPAL BONDS 1.22%

Tax Revenue 0.07%
MI Fin Auth–Detroit Sch Dist	2.85%	8/20/2015	NR	1,625	1,631,679

General Obligation 1.15%
Nassau Co TAN	2.00%	9/15/2015	NR	15,530	15,642,127
Suffolk Co TAN	2.00%	7/30/2015	NR	10,000	10,052,100
Total					25,694,227
Total Municipal Bonds (cost $27,322,061)					27,325,906

		Interest
		Rate	Final
	Interest	Reset	Maturity
	Rate#	Date(d)	Date
Variable Rate Demand Notes 10.23%

Corporate-Backed 4.12%
MS Bus Fin Corp–Grand Alliance	0.35%	4/2/2015	1/1/2033	BBB+	11,475	11,475,000
Port Arthur Nav Dist–Motiva	0.19%	4/1/2015	12/1/2039	A2	19,910	19,910,000
Port Arthur Nav Dist–Motiva	0.19%	4/1/2015	11/1/2040	A2	60,600	60,600,000
Total						91,985,000

22	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

SHORT DURATION TAX FREE FUND March 31, 2015

		Interest		Credit
		Rate	Final	Rating:	Principal
	Interest	Reset	Maturity	S&P or	Amount	Fair
Investments	Rate#	Date(d)	Date	Moody’s	(000)	Value
Education 1.25%
Birmingham Ed–Miles Clg	0.45%	4/2/2015	2/1/2029	Baa3	$1,060	$1,060,000
Met Govt Nashville H & E– Fisk Univ	0.35%	4/2/2015	12/1/2020	Baa3	4,735	4,735,000
Milledgeville Co Dev–GA Clg/SU Fndtn (AMBAC)†	0.20%	4/1/2015	10/1/2024	AA+	5,000	5,000,000
NJ Higher Ed Assistance Auth†	0.22%	4/1/2015	6/1/2030	AA	12,000	12,000,000
OH Hi Ed–Univ Dayton	1.27%	4/2/2015	7/1/2016	A	5,000	5,006,300
Total						27,801,300

Health Care 2.51%
AR DFA–Baptist Mem Hlth	0.75%	4/2/2015	9/1/2044	A-	10,000	10,000,000
Gulf Shores Med–Colonial Pinnacle	0.35%	4/2/2015	7/1/2034	Baa3	2,920	2,920,000
MD Hlth & Hi Ed–LifeBridge Hlth (AG)†	0.22%	4/2/2015	1/1/2038	AA	13,960	13,960,000
Montgomery Co Hlth–Catholic Health	0.10%	4/1/2015	10/1/2041	A	20,000	20,000,000
NJ Hlth–Christian Hlth Care Ctr	0.32%	4/2/2015	7/1/2038	A-	8,130	8,130,000
WI Hlth & Ed–Pooled Loan Fin	0.77%	4/1/2015	2/1/2022	A3	990	990,000
Total						56,000,000

Housing 0.12%
AK Hsg Fin Corp	0.08%	4/2/2015	12/1/2041	AA+	2,615	2,615,000

Lease Obligations 1.52%
Palm Beach Co Sch Brd COP	0.28%	4/1/2015	8/1/2029	BBB	28,500	28,500,000
Pima Co IDA–Clark Co Detention†	0.30%	4/2/2015	9/1/2033	AA-	5,500	5,500,000
Total						34,000,000

Other Revenue 0.35%
WI Hlth & Ed–Maranatha Baptist	0.77%	4/2/2015	8/1/2026	BBB+	7,700	7,700,000

Utilities 0.36%
Las Vegas Valley Water District	0.05%	4/1/2015	6/1/2036	AA+	8,000	8,000,000
Total Variable Rate Demand Notes (cost $228,095,000)						228,101,300
Total Short-Term Investments (cost $255,417,061)						255,427,206
Total Investments in Securities 99.22% (cost $2,187,257,645)						2,213,050,775
Cash and Other Assets in Excess of Liabilities 0.78%						17,369,422
Net Assets 100.00%						$2,230,420,197

Note: See Footnotes to Schedules of Investments on page 111 of this report.

See Notes to Financial Statements.	23

Schedule of Investments (unaudited)(concluded)

SHORT DURATION TAX FREE FUND March 31, 2015

The following is a summary of the inputs used as of March 31, 2015 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)(3)	Level 1	Level 2	Level 3	Total
Municipal Bonds	$–	$1,984,949,475	$–	$1,984,949,475
Variable Rate Demand Notes	–	228,101,300	–	228,101,300
Total	$–	$2,213,050,775	$–	$2,213,050,775

(1)	Refer to Note 2(i) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry.
(3)	There were no level transfers during the period ended March 31, 2015.

24	See Notes to Financial Statements.

Schedule of Investments (unaudited)

INTERMEDIATE TAX FREE FUND March 31, 2015

			Credit
			Rating:	Principal
	Interest	Maturity	S&P or	Amount	Fair
Investments	Rate	Date	Moody’s	(000)	Value
MUNICIPAL BONDS 97.48%

Corporate-Backed 6.67%
AL IDA–Office Max Rmkt AMT	6.45%	12/1/2023	B3	$2,300	$2,325,116
Allegheny Co IDA–US Steel	6.50%	5/1/2017	BB-	3,315	3,569,161
Alliance Arpt–FedEx AMT	4.85%	4/1/2021	Baa1	1,000	1,024,930
Babylon IDA–Covanta	5.00%	1/1/2019	AA	4,000	4,514,080
Beaver Co IDA–FirstEnergy Rmkt	2.50%	12/1/2041	BBB-	6,000	6,124,740
Build NYC Res Corp–Pratt Paper AMT†	4.50%	1/1/2025	NR	1,400	1,525,552
Build NYC Res Corp–Pratt Paper AMT†	5.00%	1/1/2035	NR	550	594,451
Burke Co Dev–Oglethorpe Power	2.40%	1/1/2040	A	4,000	4,066,120
Citizens Property Insurance Corp	5.00%	6/1/2018	A+	10,000	11,152,000
Citizens Property Insurance Corp	5.25%	6/1/2017	A+	7,000	7,651,770
Clayton Co SFR–Delta Airlines AMT	9.00%	6/1/2035	BB-	3,245	3,276,996
DeSoto Parish Env Impt–Intl Paper AMT	4.75%	3/1/2019	BBB	6,480	6,500,606
Farmington Poll Ctl–NM Pub Svc	4.75%	6/1/2040	BBB	5,000	5,294,750
Gloucester Co Poll Ctl–Logan AMT	5.00%	12/1/2024	BBB-	1,750	1,985,025
Greater Orlando Aviation–Jet Blue AMT	5.00%	11/15/2026	NR	2,000	2,093,580
Gulf Coast IDA–CITGO AMT	4.875%	5/1/2025	B+	4,000	4,222,040
IA Fin Auth–Iowa Fertilizer Co	5.00%	12/1/2019	BB-	7,500	8,140,875
IA Fin Auth–Iowa Fertilizer Co	5.25%	12/1/2025	BB-	5,000	5,605,000
IA Fin Auth–Iowa Fertilizer Co	5.50%	12/1/2022	BB-	4,175	4,465,329
IN Fin Auth–US Steel	6.00%	12/1/2019	BB-	5,000	5,596,900
LA Citizens Property Insurance Corp (AMBAC)	5.00%	6/1/2021	A-	3,500	3,675,385
LA Env Facs–Westlake Chem Rmkt	6.50%	8/1/2029	BBB+	6,630	7,977,945
Love Field Arpt–Southwest Airlines AMT	5.00%	11/1/2028	BBB	1,800	2,026,764
MA Port Auth–Delta Airlines AMT (AMBAC)	5.50%	1/1/2022	NR	1,500	1,501,080
Martin Co IDA–Indiantown Cogen AMT	4.20%	12/15/2025	Ba1	6,000	6,137,580
Matagorda Co Nav Dist–AEP TX Central	4.00%	6/1/2030	Baa1	6,000	6,172,560
Matagorda Co Nav Dist–AEP TX Central	4.00%	6/1/2030	Baa1	8,000	8,230,080
MD EDC–Chesapeake Bay Hyatt(e)	5.00%	12/1/2016	NR	2,570	1,336,400
Nez Perce Co Poll Ctl–Potlatch	6.00%	10/1/2024	BB+	1,000	1,000,920
NH Poll Ctl–United Illuminating AMT	4.50%	7/1/2027	Baa1	5,000	5,039,650
Niagara Area Dev Corp–Covanta†	4.00%	11/1/2024	Ba2	5,300	5,371,868
NJ EDA–Continental Airlines AMT	4.875%	9/15/2019	B+	3,780	3,979,660
NJ EDA–Continental Airlines AMT	5.125%	9/15/2023	B+	6,725	7,385,462
NJ EDA–Continental Airlines AMT	5.25%	9/15/2029	B+	13,820	15,184,587
NYC Cap Res–Arthur Mgmt	7.00%	8/1/2025	NR	4,555	4,947,277
NYC IDA–Jetblue AMT	5.00%	5/15/2020	B	2,145	2,149,976

See Notes to Financial Statements.	25

Schedule of Investments (unaudited)(continued)

INTERMEDIATE TAX FREE FUND March 31, 2015

			Credit
			Rating:		Principal
	Interest	Maturity	S&P or		Amount	Fair
Investments	Rate	Date	Moody’s		(000)	Value
Corporate-Backed (continued)
NYC IDA–TRIPS AMT	5.00%	7/1/2028	BBB		$3,500	$3,833,200
OH Wtr Dev Auth–FirstEnergy	4.00%	12/1/2033	BBB-		8,200	8,750,630
OK DFA–Waste Mgmt	2.375%	12/1/2021	A-		1,665	1,703,212
Richland Co Env Impt–Intl Paper AMT	3.875%	4/1/2023	BBB		6,625	7,156,590
Salem Co Poll Ctl–Chambers AMT	5.00%	12/1/2023	BBB		7,710	8,768,506
St Charles Parish–Valero Energy	4.00%	12/1/2040	BBB		10,500	11,483,325
Valdez Marine Term–BP	5.00%	1/1/2021	A		10,000	11,578,900
Valparaiso Facs–Pratt Paper AMT	5.875%	1/1/2024	NR		1,500	1,740,525
Valparaiso Facs–Pratt Paper AMT	6.75%	1/1/2034	NR		5,000	6,168,000
West Pace Coop Dist(e)	9.125%	5/1/2039	NR		4,900	4,845,365
Whiting Env Facs–BP Rmkt	5.25%	1/1/2021	A		5,000	5,856,800
WI PFA–TRIPS AMT	5.25%	7/1/2028	BBB		3,750	4,181,775
Total						247,913,043

Education 4.15%
AZ Brd Regents COP–Univ of AZ	5.00%	6/1/2021	Aa3		6,745	7,985,271
CA Fin Auth–Biola Univ	5.00%	10/1/2028	Baa1		420	468,233
CA Fin Auth–Biola Univ	5.00%	10/1/2030	Baa1		430	477,708
CA Fin Auth–Biola Univ	5.625%	10/1/2023	Baa1		1,015	1,132,405
CA State Univ Sys	5.00%	11/1/2024	Aa2		5,000	5,988,250
Cleveland State Univ	5.00%	6/1/2024	A+		1,775	2,086,140
Cuyahoga CCD	5.00%	8/1/2020	Aa2		1,800	2,079,576
Fulton Co Dev–GA Tech Athletic Assoc	5.00%	10/1/2022	A2		7,480	8,925,510
Harris Co Cultural Ed–Baylor Clg / Med	5.00%	11/15/2019	A-		1,910	2,154,518
IA HI Ed–Wartburg Clg	5.00%	10/1/2032	BB	(a)	5,000	5,194,550
IL Fin Auth–IL Inst of Tech	5.00%	4/1/2016	Baa3		2,500	2,579,250
IL Fin Auth–IL Inst of Tech	5.00%	4/1/2020	Baa3		1,000	1,028,890
IL Fin Auth–IL Inst of Tech	6.50%	2/1/2023	Baa3		2,000	2,285,500
IL Fin Auth–Loyola Univ Chicago	5.00%	7/1/2025	A		8,620	10,095,658
MA DFA–Boston Med Ctr	5.00%	7/1/2021	NR		2,850	3,416,095
MA DFA–Boston Med Ctr	5.00%	7/1/2021	BBB		2,855	3,335,268
MA Hlth & Ed–Harvard Univ	5.25%	11/15/2019	AAA		2,850	3,324,525
Marietta Dev Auth–Life Univ	6.25%	6/15/2020	Ba3		2,050	2,209,469
MI Hi Ed–Creative Studies	5.00%	12/1/2016	Baa2		845	867,604
MI Hi Ed–Creative Studies	5.25%	12/1/2018	Baa2		1,120	1,151,192
NC Cap Facs–High Point Univ	5.00%	5/1/2032	BBB+		2,500	2,713,625
NH Hlth & Ed–Univ Sys of NH	5.50%	7/1/2020	Aa3		1,890	2,197,163
NJ Ed Facs–Univ Med & Dent	6.50%	12/1/2019	NR		5,595	6,792,442

26	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

INTERMEDIATE TAX FREE FUND March 31, 2015

				Credit
				Rating:	Principal
	Interest		Maturity	S&P or	Amount	Fair
Investments	Rate		Date	Moody’s	(000)	Value
Education (continued)
NY Dorm–Pace Univ	5.00%		5/1/2021	BB+	$1,750	$1,960,647
NY Dorm–Pace Univ	5.00%		5/1/2023	BB+	1,000	1,137,120
NY Dorm–Pace Univ	5.00%		5/1/2026	BB+	1,000	1,135,590
OH Hi Ed–Ashland Univ	6.25%		9/1/2024	Caa2	2,850	2,825,775
PR Indl Tourist–Inter American Univ	5.00%		10/1/2019	A-	1,000	1,058,170
PR Indl Tourist–Inter American Univ	5.00%		10/1/2020	A-	1,000	1,054,770
Private Clgs & Univs Auth–SCAD	5.00%		4/1/2029	Baa2	1,500	1,671,105
Private Clgs & Univs Auth–SCAD	5.00%		4/1/2031	Baa2	1,360	1,504,092
Texas A&M Univ	5.00%		7/1/2021	AAA	7,870	9,477,841
TX Univ Sys	5.25%		3/15/2019	Aa2	5,000	5,613,050
Univ California	5.00%		5/15/2026	AA	10,000	12,170,200
Univ California	5.00%		5/15/2048	AA	10,000	12,287,600
Univ of Minnesota–Stadium	5.00%		8/1/2018	Aa1	1,000	1,061,950
Univ of North Carolina–Chapel Hill	0.865%	#	12/1/2041	AAA	15,000	15,148,800
Univ of Toledo	5.00%		6/1/2019	A1	2,800	3,173,240
Western MI Univ (AG)	5.25%		11/15/2020	AA	3,980	4,551,807
Total						154,320,599

General Obligation 15.13%
Bellwood GO	5.875%		12/1/2027	A	5,000	5,722,350
Bellwood GO	6.15%		12/1/2032	A	3,770	4,339,798
CA State GO	5.00%		8/1/2018	Aa3	3,000	3,236,760
CA State GO	5.00%		2/1/2021	Aa3	6,045	7,212,289
CA State GO	5.00%		9/1/2021	Aa3	13,685	16,477,972
CA State GO	5.00%		9/1/2021	Aa3	15,500	18,663,395
CA State GO	5.00%		2/1/2022	Aa3	20,000	24,146,400
CA State GO	5.00%		3/1/2025	Aa3	7,000	8,707,230
CA State GO	5.00%		3/1/2025	Aa3	10,000	12,438,900
CA State GO	5.00%		3/1/2026	Aa3	5,000	6,129,750
CA State GO	5.00%		10/1/2027	Aa3	10,000	11,879,300
CA State GO	5.25%		10/1/2020	Aa3	10,120	11,938,766
CA State GO	5.25%		3/1/2022	Aa3	6,320	7,488,694
CA State GO	5.25%		9/1/2024	Aa3	10,000	12,124,600
Chabot/Las Positas CCD	5.00%		8/1/2023	Aa3	3,000	3,689,130
Clackamas Co Sch Dist–North Clackamas	5.00%		6/15/2025	AA+	1,450	1,788,880
Clark Co GO	5.00%		11/1/2027	Aa1	10,775	13,138,281
Cook Co GO	5.00%		11/15/2020	AA	5,000	5,766,150
Cook Co GO	5.00%		11/15/2021	AA	5,000	5,819,800

See Notes to Financial Statements.	27

Schedule of Investments (unaudited)(continued)

INTERMEDIATE TAX FREE FUND March 31, 2015

				Credit
				Rating:	Principal
	Interest		Maturity	S&P or	Amount	Fair
Investments	Rate		Date	Moody’s	(000)	Value
General Obligation (continued)
Cook Co GO	5.00%		11/15/2025	AA	$6,000	$6,854,580
Cumberland Valley Sch Dist (AGM)	5.00%		11/15/2019	Aa3	3,000	3,086,040
DC GO (BHAC)	5.00%		6/1/2021	AA+	3,500	3,929,870
Detroit–State Aid GO	4.50%		11/1/2023	AA	13,105	13,816,864
Detroit–State Aid GO	5.00%		11/1/2018	AA	3,320	3,544,266
FL Brd Ed	5.00%		6/1/2023	AAA	5,000	6,091,700
Florida St Dept Trans	5.00%		7/1/2021	AAA	7,760	9,330,003
Fresno USD (NPFGC)(FGIC)	5.25%		2/1/2024	AA-	3,285	3,967,590
Guam GO	6.75%		11/15/2029	BB-	6,475	7,547,389
Gwinnett Co Dev–Gwinnett Co Pub Sch COP (NPFGC)(FGIC)	5.25%		1/1/2020	AA+	5,000	5,855,450
Harris Co Toll Rd GO	5.00%		8/15/2024	AA-	5,000	5,633,850
HI State GO	5.00%		8/1/2026	AA	7,545	9,266,165
HI State GO (AMBAC)	5.00%		7/1/2015	AA	40	40,457
Houston GO	5.00%		3/1/2023	AA+	4,000	4,928,960
Houston GO	5.00%		3/1/2024	AA+	2,000	2,477,860
IL State GO	5.00%		2/1/2020	A-	1,425	1,577,561
IL State GO	5.00%		7/1/2022	A-	6,500	7,317,180
IL State GO	5.00%		8/1/2023	A-	5,350	6,056,628
Kane Cook & De Kalb Co Sch Dist #30 (AG)(AMBAC)	5.00%		1/1/2023	AA	2,700	2,894,562
Katy ISD PSF GTD	0.765%	#	8/15/2036	AAA	17,500	17,500,700
Katy ISD PSF GTD	5.00%		2/15/2025	AAA	6,500	8,170,500
King Co Sch Dist #414–Lake Washington	5.00%		12/1/2019	Aaa	2,500	2,855,850
LA State GO	5.00%		9/1/2022	Aa2	5,120	6,094,899
LA State GO	5.00%		8/1/2025	AA	8,660	10,725,756
Los Angeles GO	5.00%		9/1/2021	Aa2	5,180	6,296,912
Los Angeles USD (NPFGC)(FGIC)	4.50%		7/1/2025	Aa2	6,290	6,787,539
MA State GO	5.00%		4/1/2024	AA+	7,500	8,950,125
MA State GO	5.00%		8/1/2024	AA+	5,000	6,250,150
MA State GO	5.00%		9/1/2024	AA+	1,505	1,823,428
Met Govt Nashville GO	5.00%		1/1/2018	AA	8,325	9,252,488
Miami Dade Co GO	5.25%		7/1/2019	AA	3,225	3,652,603
NY Dorm–Sch Dist (AGM)	5.00%		10/1/2021	AA	1,500	1,798,050
NY Dorm–Sch Dist (AGM)	5.00%		10/1/2023	AA	2,500	3,070,075
NYC GO	5.00%		10/1/2021	AA	6,000	7,166,340
NYC GO	5.00%		8/1/2022	AA	10,000	11,962,500
NYC GO	5.00%		8/1/2025	AA	12,000	14,470,440

28	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

INTERMEDIATE TAX FREE FUND March 31, 2015

			Credit
			Rating:		Principal
	Interest	Maturity	S&P or		Amount	Fair
Investments	Rate	Date	Moody’s		(000)	Value
General Obligation (continued)
NYC GO	5.00%	8/1/2026	AA		$5,235	$6,172,903
Onondaga Co GO	5.00%	3/1/2020	AA+		1,150	1,316,118
Peralta CCD	5.00%	8/1/2021	AA-		3,000	3,616,680
Pittsburgh PA Sch District	4.00%	9/1/2019	Aa3		5,900	6,515,488
PR Comwlth GO	5.00%	7/1/2027	B		4,380	3,033,982
PR Comwlth GO	5.25%	7/1/2016	B		5,000	4,717,850
PR Comwlth GO	5.25%	7/1/2026	B		3,475	2,442,612
PR Comwlth GO	5.25%	7/1/2032	B		1,575	1,063,141
PR Comwlth GO	5.375%	7/1/2030	B		10,000	6,850,000
PR Comwlth GO	5.375%	7/1/2033	B		1,075	725,754
PR Comwlth GO	5.50%	7/1/2026	B		5,000	3,545,700
PR Comwlth GO	5.75%	7/1/2028	B		5,125	3,613,945
PR Comwlth GO	8.00%	7/1/2035	B		1,500	1,233,750
PR Comwlth GO (AMBAC)	5.50%	7/1/2019	B		550	573,964
PR Comwlth Govt Dev Bank	5.00%	12/1/2015	B-		5,000	4,679,400
PR Pub Bldg Auth GTD	5.25%	7/1/2029	B		2,040	1,336,567
PR Pub Bldg Auth GTD	5.75%	7/1/2022	B		6,805	4,825,494
RI State GO	5.00%	8/1/2022	AA		6,480	7,821,878
San Francisco City & Co USD	4.00%	6/15/2021	Aa2		9,740	11,008,927
San Jose USD (NPFGC)	4.50%	8/1/2023	AA		2,825	2,983,256
TX State GO	5.00%	10/1/2022	AAA		13,000	15,921,750
TX State GO	5.00%	10/1/2026	AAA		10,000	12,226,100
WA State GO	5.00%	8/1/2022	AA+		14,245	17,059,527
WA State GO	5.00%	1/1/2024	AA+		5,000	5,792,100
WI State GO (NPFGC)(FGIC)	5.00%	5/1/2019	AA		10,000	10,033,900
Williamson Co GO	5.00%	2/15/2021	AAA		5,640	6,743,015
Woonsocket GO	7.125%	6/15/2016	B3		2,025	2,077,366
Worcester GO (AGM)	5.25%	10/1/2019	AA		1,000	1,072,970
Worcester GO (AGM)	5.25%	10/1/2020	AA		1,195	1,281,829
Total						562,039,741

Health Care 14.33%
Alachua Co Hlth–East Ridge Ret Vlg	5.00%	11/15/2024	BB	(a)	4,000	4,333,160
Alachua Co Hlth–East Ridge Ret Vlg	5.625%	11/15/2029	BB	(a)	1,000	1,091,060
Alachua Co IDA–No FL Retirement Vlg	5.625%	11/15/2022	NR		2,000	2,071,340
Alachua Co IDA–No FL Retirement Vlg	5.75%	11/15/2026	NR		6,000	6,175,380
Albany IDA–St Peters Hsp	5.00%	11/15/2015	A3		200	205,950

See Notes to Financial Statements.	29

Schedule of Investments (unaudited)(continued)

INTERMEDIATE TAX FREE FUND March 31, 2015

				Credit
				Rating:		Principal
	Interest		Maturity	S&P or		Amount	Fair
Investments	Rate		Date	Moody’s		(000)	Value
Health Care (continued)
AR DFA–Baptist Mem Hlth	1.57%	#	9/1/2044	A-		$12,000	$11,999,760
Atlantic Bch Hlth–Fleet Landing	5.00%		11/15/2028	BBB	(a)	2,020	2,245,230
AZ Hlth Facs–Phoenix Childrens Hsp	1.87%	#	2/1/2048	BBB+		14,500	14,917,745
AZ Hlth Facs–Phoenix Childrens Hsp	5.00%		2/1/2030	BBB+		6,000	6,634,200
Blount Co Hlth & Ed–Asbury	5.125%		4/1/2023	NR		4,175	4,268,186
CA Hlth–Catholic Hlthcare W	5.125%		7/1/2022	A		920	931,132
CA Hlth–Childrens Hsp Los Angeles	5.00%		11/15/2022	BBB+		1,540	1,804,295
CA Hlth–Childrens Hsp Los Angeles	5.00%		11/15/2023	BBB+		1,000	1,166,350
CA Hlth–Childrens Hsp Los Angeles	5.00%		11/15/2024	BBB+		2,000	2,307,280
CA Hlth–Childrens Hsp Los Angeles	5.00%		11/15/2025	BBB+		4,880	5,586,478
CA Hlth–Childrens Hsp Los Angeles	5.00%		11/15/2026	BBB+		3,705	4,206,101
CA Hlth–Childrens Hsp Los Angeles	5.00%		11/15/2027	BBB+		4,000	4,500,400
CA Hlth–Childrens Hsp Los Angeles	5.00%		11/15/2029	BBB+		1,300	1,453,296
CA Hlth–City of Hope	5.00%		11/15/2023	A+		1,470	1,769,733
CA Hlth–St Joseph Hlth	5.00%		7/1/2034	AA-		3,000	3,645,840
CA Hlth–St Joseph Hlth	5.00%		7/1/2043	AA-		5,000	5,778,400
CA Hlth–Sutter Hlth	5.25%		8/15/2024	AA-		6,920	8,143,664
CA Stwde–Fountainview Gonda	3.00%		8/1/2021	A+		5,200	5,369,000
CA Stwde–LA Jewish Home	4.75%		8/1/2020	NR		1,425	1,433,123
CA Stwde–Loma Linda Univ Med Ctr	5.25%		12/1/2029	BBB		5,000	5,694,200
CA Stwde–Loma Linda Univ Med Ctr	5.25%		12/1/2034	BBB		4,500	5,050,350
CA Stwde–So Cal Presbyterian†	6.25%		11/15/2019	BBB-		1,600	1,773,456
Camden Co Impt Auth–Cooper Hlth	5.00%		2/15/2023	BBB+		3,000	3,534,840
Camden Co Impt Auth–Cooper Hlth	5.00%		2/15/2024	BBB+		3,330	3,973,689
Camden Co Impt Auth–Cooper Hlth	5.00%		2/15/2025	BBB+		1,250	1,476,400
Camden Co Impt Auth–Cooper Hlth	5.00%		2/15/2027	BBB+		1,000	1,158,030
CO Hlth Facs–American Baptist	7.00%		8/1/2019	NR		1,500	1,672,680
CO Hlth Facs–Christian Living Cmnty	5.125%		1/1/2030	NR		600	630,828
CO Hlth Facs–Sisters Leavenworth	5.00%		1/1/2021	AA-		6,555	7,575,679
Cumberland Co Mun Auth–Asbury	5.25%		1/1/2032	NR		1,200	1,268,928
Decatur Hsp–Wise Hlth	5.00%		9/1/2034	BB+		3,325	3,529,920
Decatur Hsp–Wise Hlth	5.25%		9/1/2029	BB+		800	885,696
Delaware Co Hsp–Crozer-Keystone	5.00%		12/15/2019	BB		1,000	1,049,350
Duluth EDA–St Lukes Hsp	5.75%		6/15/2032	NR		4,250	4,764,632
Eden Twp Hlthcare Dist COP	5.375%		6/1/2023	BBB+	(a)	3,085	3,428,114
Fairfax Co EDA–Vinson Hall	4.50%		12/1/2032	NR		2,500	2,503,425
Flint Hsp Bldg Auth–Hurley Med Ctr	6.00%		7/1/2020	Ba1		520	520,983

30	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

INTERMEDIATE TAX FREE FUND March 31, 2015

			Credit
			Rating:		Principal
	Interest	Maturity	S&P or		Amount	Fair
Investments	Rate	Date	Moody’s		(000)	Value
Health Care (continued)
Gaithersburg Econ Dev–Asbury	5.50%	1/1/2018	BBB	(a)	$3,535	$3,878,602
Gaithersburg Econ Dev–Asbury	5.65%	1/1/2019	BBB	(a)	2,000	2,249,700
Glynn Brunswick Mem Hsp–SE GA Hlth	4.75%	8/1/2019	A2		3,840	4,270,042
Hanover Co EDA–Covenant Woods	4.50%	7/1/2030	NR		2,790	2,822,476
Harris Co Cultural Ed–Brazos	6.375%	1/1/2033	BB+	(a)	1,385	1,587,210
Harris Co Cultural Ed–Brazos	4.00%	1/1/2023	BB+	(a)	1,325	1,344,332
Harris Co Cultural Ed–Brazos	5.00%	1/1/2033	BB+	(a)	545	562,614
HI Dept Budget–Kahala Nui	5.00%	11/15/2027	BBB	(a)	1,500	1,694,160
Howard Co Retmt Cmnty–Vantage House	5.25%	4/1/2027	NR		2,000	2,015,940
IL Fin Auth–Centegra Hlth	5.00%	9/1/2034	BBB		1,015	1,106,391
IL Fin Auth–Hsp Sisters Hlth	5.00%	8/15/2020	AA-		2,695	3,141,723
IL Fin Auth–Hsp Sisters Hlth	5.00%	8/15/2021	AA-		5,510	6,518,716
IL Fin Auth–Northwestern Mem Hsp(b)	5.75%	8/15/2030	AA+		2,500	2,925,150
IL Fin Auth–Provena Hlth	5.75%	5/1/2018	BBB+		1,000	1,129,290
IL Fin Auth–Rush Univ Med	6.00%	11/1/2019	Aaa		1,000	1,174,510
IL Fin Auth–Silver Cross Hsp(c)	5.00%	8/15/2035	Baa1		4,500	4,965,075
IN Bd Bk–Hendricks Regl Hlth	5.00%	2/1/2019	AA		1,765	2,007,352
Jackson Co Hospital Fin Auth Rmkt (AG)	5.00%	6/1/2018	AA		4,350	4,694,955
Jackson Co Hospital Fin Auth Rmkt (AG)	5.00%	6/1/2019	AA		4,400	4,808,320
Kansas City IDA–Bishop Spencer	6.25%	1/1/2024	NR		780	782,613
Kansas City IDA–Bishop Spencer	6.50%	1/1/2035	NR		2,500	2,503,875
Karnes Co Hsp Dist	5.00%	2/1/2024	BBB	(a)	1,710	1,910,155
Karnes Co Hsp Dist	5.00%	2/1/2034	BBB	(a)	1,000	1,093,150
Kaweah Delta Hlth Care Dist	5.00%	6/1/2020	A3		2,000	2,274,880
Kent Hsp Fin Auth–Metropolitan Hsp	5.50%	7/1/2020	BB+		3,275	3,307,881
KY EDA–Masonic Homes	5.375%	11/15/2032	NR		2,385	2,486,935
LA PFA–Christus Hlth	5.25%	7/1/2020	A+		3,200	3,670,272
Lufkin Hlth–Mem Hlth	6.00%	2/15/2024	Baa3		7,535	8,828,835
MD Hlth & Hi Ed–Mercy Med Ctr	5.00%	7/1/2031	BBB		1,100	1,189,364
MD Hlth & Hi Ed–Univ MD Med Sys	5.00%	7/1/2020	A2		4,905	5,643,202
MD Hlth & Hi Ed–Univ MD Med Sys	5.00%	7/1/2021	A2		5,550	6,348,256
MD Hlth & Hi Ed–Western MD Hlth Sys	5.00%	7/1/2024	BBB		5,000	6,035,050
MD Hlth & Hi Ed–Western MD Hlth Sys	5.25%	7/1/2026	BBB		10,000	11,911,100
ME Hlth & Hi Ed–MaineGeneral Hlth	6.00%	7/1/2026	Ba1		7,755	8,847,524
Mesquite Hlth–Christian Care Ctrs	5.50%	2/15/2025	NR		3,250	3,295,402
MI Fin Auth–Beaumont Hlth	5.00%	8/1/2028	A1		6,175	7,178,561
MI Fin Auth–Crittenton Hospital	5.00%	6/1/2019	BBB		2,660	2,997,448

See Notes to Financial Statements.	31

Schedule of Investments (unaudited)(continued)

INTERMEDIATE TAX FREE FUND March 31, 2015

			Credit
			Rating:		Principal
	Interest	Maturity	S&P or		Amount	Fair
Investments	Rate	Date	Moody’s		(000)	Value
Health Care (continued)
MI Fin Auth–Crittenton Hospital	5.00%	6/1/2022	BBB		$2,960	$3,383,931
MI Fin Auth–Crittenton Hospital	5.00%	6/1/2027	BBB		7,250	8,054,460
MI Hsp–McLaren Hlthcare	5.00%	6/1/2019	Aa3		3,345	3,814,036
MI Hsp–McLaren Hlthcare	5.00%	6/1/2020	Aa3		5,540	6,427,674
Miami Beach Hlth–Mt Sinai Med Ctr	5.00%	11/15/2030	Baa1		1,500	1,698,045
MN Agric & Econ Dev–Essential Hlth Rmkt (AG)	5.50%	2/15/2025	AA		4,500	5,249,520
Montgomery Co IDA–New Regl Med Ctr (FHA)	5.00%	8/1/2018	AA		1,600	1,785,504
Montgomery Co IDA–New Regl Med Ctr (FHA)	5.00%	8/1/2019	AA		1,780	2,016,882
Montgomery Co IDA–New Regl Med Ctr (FHA)	5.00%	8/1/2020	AA		995	1,144,568
Montgomery Co IDA–Whitemarsh	5.00%	1/1/2030	NR		2,000	2,040,040
MS Hsp–Baptist Health	5.00%	8/15/2017	BBB+		2,500	2,727,125
MS Hsp–Baptist Health	5.00%	8/15/2018	BBB+		3,000	3,265,170
Multnomah Co Hsp Facs–Mirabella	5.125%	10/1/2034	NR		4,000	4,349,280
Muskingum Co Hsp–Genesis Hlthcare	5.00%	2/15/2033	BB+		6,500	6,894,160
Nassau Co LEAC–Winthrop Univ Hsp	5.00%	7/1/2027	Baa2		3,000	3,413,040
Nassau Co LEAC–Winthrop Univ Hsp	5.00%	7/1/2032	Baa2		4,000	4,456,600
NC Med–Lutheran Svcs	4.75%	3/1/2032	NR		2,550	2,641,035
NJ EDA–Seashore Gardens	5.30%	11/1/2026	NR		2,000	1,806,720
NJ Hlth–AHS Hsp Corp	5.125%	7/1/2019	A+		1,500	1,678,110
NJ Hlth–Barnabas Hlth	5.00%	7/1/2019	A-		10,000	11,394,000
NJ Hlth–St Josephs Hlth	6.00%	7/1/2018	BBB-		6,590	7,213,282
NJ Hlth–St Peters Univ Hsp	5.25%	7/1/2021	BB+		2,045	2,200,584
NJ Hlth–St Peters Univ Hsp	6.00%	7/1/2026	BB+		5,500	6,228,695
NJ Hlth–Trinitas Hsp	5.25%	7/1/2023	BBB		5,000	5,375,350
NJ Hlth–Virtua Hlth (AG)	5.50%	7/1/2020	AA		5,455	6,336,692
NM Hsp–Haverland	5.00%	7/1/2032	BBB-	(a)	1,000	1,027,810
Northampton Co GPA–St Lukes Hsp	5.00%	8/15/2019	A-		2,000	2,238,740
NY Dorm–North Shore LI Jewish	5.00%	5/1/2019	A-		4,000	4,541,520
NY Dorm–NYU Hsps Ctr	5.00%	7/1/2019	A-		2,000	2,284,100
NY Dorm–Orange Regl Med	6.50%	12/1/2021	Ba1		1,000	1,123,140
NYC Hlth & Hsp Corp	5.00%	2/15/2021	Aa3		1,635	1,928,008
NYC Hlth & Hsp Corp	5.00%	2/15/2022	Aa3		5,000	5,957,800
NYC Hlth & Hsp Corp	5.00%	2/15/2023	Aa3		4,000	4,814,480
Orange Co Hlth–Orlando Hlth	5.25%	10/1/2020	A		5,000	5,762,600

32	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

INTERMEDIATE TAX FREE FUND March 31, 2015

			Credit
			Rating:		Principal
	Interest	Maturity	S&P or		Amount	Fair
Investments	Rate	Date	Moody’s		(000)	Value
Health Care (continued)
Palomar Hlth Care Dist COP	5.25%	11/1/2021	Ba1		$5,000	$5,324,950
Philadelphia Hsps–Temple Univ Hlth	5.50%	7/1/2030	BB+		2,025	2,099,601
Philadelphia Hsps–Temple Univ Hlth	6.25%	7/1/2023	BB+		7,500	8,085,900
Roanoke EDA–Carilion Clinic	5.00%	7/1/2025	A+		10,000	11,578,000
San Buenaventura–Cmnty Mem Hlth	8.00%	12/1/2026	BB		10,000	13,096,800
Sartell Hlth Care–Country Manor	5.25%	9/1/2030	NR		1,000	1,056,460
SE Port Auth–Memorial Hlth	5.50%	12/1/2029	BB	(a)	750	809,408
Shelby Co Hlth Ed Hsg–Vlg Germantwn	5.00%	12/1/2032	NR		3,880	4,050,293
So Broward Hsp Dist–Memorial Hlthcare (NPFGC)(FGIC)	5.00%	5/1/2019	AA-		5,130	5,375,522
So Broward Hsp Dist–Memorial Hlthcare (NPFGC)(FGIC)	5.00%	5/1/2022	AA-		2,710	2,840,297
St Paul Hsg & Redev–Healtheast	5.00%	11/15/2017	BBB-		2,900	2,977,488
Sylacauga Hlth–Coosa Vy Med Ctr	5.375%	8/1/2015	NR		515	523,693
Sylacauga Hlth–Coosa Vy Med Ctr	6.00%	8/1/2025	NR		3,525	3,591,693
Tarrant Co Cultural–Christus Hlth (AG)	5.75%	7/1/2018	AA		1,820	1,995,029
Thomasville Hsp Auth–John Archbold	4.75%	11/1/2025	A+		6,150	6,295,509
Tyler Hlth–Mother Frances Hsp	5.50%	7/1/2027	Baa1		3,975	4,529,592
Univ Med Ctr Corp	6.00%	7/1/2024	NR		1,000	1,197,570
WA Hsg–Rockwood†	6.00%	1/1/2024	NR		1,670	1,778,450
Westchester Co Hlth Care	5.00%	11/1/2019	A3		4,000	4,599,880
Westchester Co Hlth Care	5.125%	11/1/2020	A3		5,500	6,405,960
Westchester Co LDC–Kendal Hudson	5.00%	1/1/2028	BBB	(a)	1,350	1,521,369
WI Hlth & Ed–Ascension Hlth	5.00%	11/15/2033	AA+		2,000	2,265,180
WI Hlth & Ed–Aurora Hlth	5.00%	7/15/2026	A3		5,575	6,429,592
WI Hlth & Ed–Wheaton Franciscan Hlth	5.25%	8/15/2018	A-		2,000	2,113,380
WI PFA–Rose Villa	3.75%	11/15/2019	NR		565	569,819
Wood Co Hsp Facs–Wood Co Hsp	5.00%	12/1/2027	Baa2		3,450	3,797,415
Wood Co Hsp Facs–Wood Co Hsp	5.00%	12/1/2032	Baa2		2,275	2,437,685
Woodbury Hsg–St Therese	5.00%	12/1/2029	NR		1,000	1,058,050
Woodbury Hsg–St Therese	5.00%	12/1/2034	NR		1,000	1,039,560
WV Hsp–Herbert Thomas Hlth	6.00%	10/1/2020	NR		1,600	1,701,776
Total						532,147,986

Housing 0.36%
Alachua Co Hlth–Oak Hammock	8.00%	10/1/2032	NR		500	633,600
Athens Hsg Auth–UGA E Campus Hsg	4.00%	12/1/2019	Aa2		2,045	2,227,066

See Notes to Financial Statements.	33

Schedule of Investments (unaudited)(continued)

INTERMEDIATE TAX FREE FUND March 31, 2015

			Credit
			Rating:		Principal
	Interest	Maturity	S&P or		Amount	Fair
Investments	Rate	Date	Moody’s		(000)	Value
Housing (continued)
CA Stwde–American Baptist	2.10%	10/1/2019	BBB+	(a)	$2,200	$2,201,562
CA Stwde–CHF-Irvine LLC	6.00%	5/15/2023	Baa2		2,000	2,243,720
MI Strategic Fd–Evangelical Homes	5.25%	6/1/2032	BB+	(a)	1,500	1,589,790
NJ EDA–Montclair St Std Hsg	5.25%	6/1/2019	Baa3		1,610	1,835,158
PA Hi Ed–Edinboro Univ	5.00%	7/1/2018	Baa3		190	203,114
WA Hsg–Emerald Heights	4.00%	7/1/2019	A-	(a)	1,130	1,203,925
WA Hsg–Emerald Heights	5.00%	7/1/2022	A-	(a)	1,000	1,143,310
Total						13,281,245

Lease Obligations 7.65%
Broward Co Sch Brd COP	5.00%	7/1/2021	A1		5,000	5,924,650
CA Pub Wks–Dept Gen Svcs	5.00%	4/1/2020	A1		4,085	4,661,189
CA Pub Wks–Dept Hsps	5.00%	6/1/2023	A1		3,000	3,666,930
CA Pub Wks–Various Cap Proj	5.00%	3/1/2018	A1		7,490	8,356,443
CA Pub Wks–Various Cap Proj	5.00%	11/1/2019	A1		1,000	1,161,970
CA Pub Wks–Various Cap Proj	5.00%	11/1/2020	A1		1,500	1,778,130
CA Pub Wks–Various Cap Proj	5.00%	4/1/2021	A1		3,250	3,873,058
CA Pub Wks–Various Cap Proj	5.00%	11/1/2021	A1		1,000	1,201,780
CA Pub Wks–Various Cap Proj	5.00%	4/1/2022	A1		4,200	5,070,366
CA Pub Wks–Various Cap Proj	5.25%	10/1/2019	A1		11,370	13,308,244
Cleveland COP–Cleveland Stadium	5.00%	11/15/2019	A2		2,450	2,752,967
Cuyahoga Co COP–Conv Hotel Proj	5.00%	12/1/2023	AA-		5,640	6,741,436
Dallas Civic Ctr (AG)	5.00%	8/15/2021	AA		3,800	4,330,670
Dallas Conv Ctr Hotel Dev Corp	5.25%	1/1/2020	A+		4,000	4,564,520
Dallas Conv Ctr Hotel Dev Corp	5.25%	1/1/2022	A+		6,405	7,293,822
Erie Co IDA–Buffalo Sch Dist	5.00%	5/1/2019	AA		2,500	2,870,475
Erie Co IDA–Buffalo Sch Dist	5.00%	5/1/2020	AA		3,650	4,282,070
Erie Co IDA–Buffalo Sch Dist	5.00%	5/1/2024	AA		5,930	7,044,069
FL Dept of Children’s & Family Svcs COP (NPFGC)(FGIC)	5.00%	10/1/2022	AA+		2,870	3,057,153
Houston Co Coop Dist–Country Crossing	10.00%	6/7/2013	NR		1,768	247,520
IL Sports Facs Auth (AGM)	5.00%	6/15/2027	AA		3,000	3,419,580
IN Fin Auth–I-69 AMT	5.25%	9/1/2026	BBB-		1,100	1,275,186
IN Fin Auth–I-69 AMT	5.25%	9/1/2027	BBB-		1,400	1,609,496
Kansas City IDA–Downtown Redev Dist	5.00%	9/1/2022	AA-		7,470	8,831,706
KY Ppty & Bldgs Commn–Proj #93 (AG)	5.25%	2/1/2020	AA		2,000	2,286,780
LA PFA–Hurricane Recovery	5.00%	6/1/2020	Aa3		3,300	3,867,897

34	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

INTERMEDIATE TAX FREE FUND March 31, 2015

			Credit
			Rating:	Principal
	Interest	Maturity	S&P or	Amount	Fair
Investments	Rate	Date	Moody’s	(000)	Value
Lease Obligations (continued)
LA PFA–Hurricane Recovery	5.00%	6/1/2023	Aa3	$3,200	$3,897,952
LA PFA–Hurricane Recovery	5.00%	6/1/2024	Aa3	6,750	8,291,295
Los Angeles Co COP–Disney Concert Hall	5.00%	9/1/2022	AA	1,250	1,508,038
MD EDC–Public Hlth Lab	5.00%	6/1/2019	AA+	5,415	6,221,510
Mecklenburg Co PFC	5.00%	3/1/2020	AA+	2,525	2,898,852
MI Fin Auth–Detroit Sch Dist	5.00%	6/1/2016	A+	5,000	5,111,350
MI Strategic Fd–Cadillac Place	5.25%	10/15/2023	A+	3,865	4,633,323
MI Strategic Fd–Cadillac Place	5.25%	10/15/2024	A+	6,915	8,280,228
Miami Dade Co Sch Brd COP (NPFGC)	5.00%	5/1/2022	AA-	11,550	12,575,178
MN State Gen Fund	5.00%	3/1/2021	AA	4,000	4,771,560
NJ EDA–Sch Facs	5.00%	3/1/2023	A2	7,445	8,413,743
NJ EDA–Sch Facs	5.25%	12/15/2020	A2	8,125	9,169,469
NJ EDA–Sch Facs	5.25%	9/1/2023	A2	10,000	11,250,500
NJ EDA–Sch Facs	5.25%	9/1/2025	A2	5,550	6,192,967
NJ EDA–Transit Proj	5.00%	5/1/2018	A2	1,425	1,562,712
NJ EDA–Transit Proj	5.00%	5/1/2019	A2	3,000	3,351,960
NJ Trans Trust Fund (NPFGC)	5.50%	12/15/2020	AA-	1,000	1,148,670
NW Allen Sch Bldg Corp (AGM)	5.00%	7/15/2020	AA+	3,140	3,458,333
NY UDC–PIT(b)	5.00%	12/15/2025	AAA	1,320	1,469,596
NY UDC–PIT(b)	5.00%	12/15/2026	AAA	1,920	2,137,595
NY UDC–Svc Contract	5.00%	1/1/2022	AA	3,705	4,281,906
NYC TFA–Bldg Aid	5.00%	7/15/2026	AA	1,750	2,139,463
NYC TFA–Bldg Aid	5.00%	7/15/2028	AA	1,500	1,794,825
Oakland/Alameda Co Coliseum Auth–Oakland Coliseum	5.00%	2/1/2020	A1	8,030	9,325,881
Oakland/Alameda Co Coliseum Auth–Oakland Coliseum	5.00%	2/1/2021	A1	8,750	10,308,200
Philadelphia Redev Auth	5.00%	4/15/2020	A+	3,525	4,023,506
Philadelphia Redev Auth	5.00%	4/15/2021	A+	2,000	2,316,000
Philadelphia Redev Auth	5.00%	4/15/2022	A+	5,195	6,049,681
PR Pub Bldg Auth GTD	5.25%	7/1/2033	B	2,000	1,310,280
PR Pub Bldg Auth GTD	7.00%	7/1/2021	B	5,000	3,670,650
San Diego Conv Ctr Fing Auth	5.00%	4/15/2019	AA-	2,000	2,293,240
San Diego Conv Ctr Fing Auth	5.00%	4/15/2020	AA-	4,100	4,799,665
San Diego Conv Ctr Fing Auth	5.00%	4/15/2021	AA-	3,750	4,456,725
San Jose Fing Auth–Civic Ctr	5.00%	6/1/2022	AA	1,000	1,216,320
San Jose Fing Auth–Civic Ctr	5.00%	6/1/2023	AA	1,000	1,231,610

See Notes to Financial Statements.	35

Schedule of Investments (unaudited)(continued)

INTERMEDIATE TAX FREE FUND March 31, 2015

				Credit
				Rating:		Principal
	Interest	Maturity		S&P or		Amount	Fair
Investments	Rate	Date		Moody’s		(000)	Value
Lease Obligations (continued)
Twin Rivers USD COP (AGM)	3.20%	6/1/2027		AA		$1,750	$1,750,875
Twin Rivers USD COP (AGM)	3.20%	6/1/2035		AA		920	920,221
Twin Rivers USD COP (AGM)	3.20%	6/1/2041		AA		2,250	2,250,450
Total							283,962,436

Other Revenue 3.77%
Apache Co Poll Ctl–Tucson Elec	4.50%	3/1/2030		A3		11,300	12,160,495
Austin Convention†	6.00%	1/1/2017		BB		1,935	2,070,431
Baker Correctional Dev	7.50%	2/1/2030		NR		1,200	896,340
Baytown Twp–St Croix Prep Admy	6.00%	8/1/2018		BB		1,505	1,574,004
Brooklyn Arena LDC–Barclays Ctr	5.75%	7/15/2019		BBB-		2,715	3,141,744
CA Infra & Econ Dev–Broad Museum	5.00%	6/1/2021		Aa1		5,425	6,554,593
CA Infra & Econ Dev–Gladstone Instn	5.25%	10/1/2026		A-		10,250	12,207,442
Chester Co IDA–Collegium Chtr Sch	5.25%	10/15/2032		BBB-		6,410	6,697,553
Cleveland Arpt	5.00%	1/1/2028		A-		2,500	2,783,750
Cleveland Arpt	5.00%	1/1/2029		A-		2,500	2,766,125
Clifton Higher Ed–IDEA Pub Schs	3.75%	8/15/2022		BBB		3,265	3,492,538
Clifton Higher Ed–IDEA Pub Schs	5.00%	8/15/2032		BBB		915	1,008,403
Clifton Higher Ed–Uplift Education	5.70%	12/1/2025		BBB-		5,110	5,877,726
DC Rev–Friendship Pub Chtr Sch	5.00%	6/1/2032		BBB		3,000	3,243,420
FL Brd Ed–Lottery Rev	5.00%	7/1/2020		AAA		7,645	8,966,362
FL DFC–Renaissance Chtr Sch	7.50%	6/15/2033		BB-	(a)	3,000	3,341,220
Florence Twn IDA–Legacy Trad Sch	5.75%	7/1/2033		BB		3,000	3,255,690
Houston Hi Ed–Cosmos Fndtn	4.00%	2/15/2022		BBB		810	839,516
Houston Hi Ed–Cosmos Fndtn	5.00%	2/15/2032		BBB		2,250	2,496,353
Indianapolis Local Pub Impt Bd Bk	5.00%	6/1/2024		A1		4,000	4,684,640
La Vernia Hi Ed–Life Schools of Dallas	7.00%	8/15/2026		BBB-		4,455	5,548,792
Maverick Co PFC(e)	6.25%	2/1/2024		NR		1,705	818,400
MD EDC–Chesapeake Bay Hyatt(e)	5.00%	12/1/2016		NR		700	364,000
MI Fin Auth–Detroit Sch Dist	5.00%	6/1/2019		A+		1,900	2,088,917
MI Fin Auth–Detroit Sch Dist	5.00%	6/1/2020		A+		1,400	1,562,694
MI St Strategic Fd(f)	Zero Coupon	–	(g)	NR		400	40
Minneapolis–Ntl Marrow Donor	4.875%	8/1/2025		BBB+		5,000	5,280,000
Mohave Co IDA–Mohave Prison	7.50%	5/1/2019		BBB+		3,225	3,691,335
Mohave Co IDA–Mohave Prison	8.00%	5/1/2025		BBB+		5,000	5,804,600
NYC Cultural–Lincoln Ctr	5.75%	12/1/2018		A+		2,500	2,898,400
NYC Cultural–Whitney Museum	5.00%	7/1/2021		A		5,000	5,872,300
PA IDA–Economic Dev	5.00%	7/1/2019		A+		3,500	3,992,555

36	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

INTERMEDIATE TAX FREE FUND March 31, 2015

			Credit
			Rating:	Principal
	Interest	Maturity	S&P or	Amount	Fair
Investments	Rate	Date	Moody’s	(000)	Value
Other Revenue (continued)
PA IDA–Economic Dev	5.00%	7/1/2020	A+	$2,000	$2,321,040
PR Comwlth Govt Dev Bank Rmkt GTD (NPFGC)(FGIC)	4.75%	12/1/2015	AA-	5,000	5,032,100
Seminole Tribe Spl Oblig†	5.50%	10/1/2024	BBB-	2,400	2,608,296
WA Eda–Waste Mgmt†	2.125%	6/1/2020	A-	4,000	4,058,280
Total					140,000,094

Special Tax 1.80%
Allentown Neighborhood Impt	5.00%	5/1/2031	Baa2	5,500	6,052,915
Atlanta Tax Alloc–Beltline Rmkt	6.75%	1/1/2020	A2	2,010	2,354,293
CA Reassmt Dist 12/1 Irvine	4.00%	9/2/2019	BBB+	2,000	2,193,900
CA Reassmt Dist 12/1 Irvine	4.00%	9/2/2020	BBB+	1,000	1,106,460
CA Reassmt Dist 12/1 Irvine	4.00%	9/2/2022	BBB+	1,500	1,688,115
Emeryville Redev Agy	5.00%	9/1/2021	A+	3,185	3,822,955
Emeryville Redev Agy (AGM)	5.00%	9/1/2024	AA	1,950	2,411,819
Emeryville Redev Agy (AGM)	5.00%	9/1/2025	AA	2,650	3,247,284
Glendale Redev Agy	5.50%	12/1/2024	A	5,000	5,206,650
Houston Co Coop Dist–Country Crossing	10.00%	5/1/2039	NR	5,000	550,000
Orlando Redev TIF	5.25%	9/1/2021	A	6,415	7,446,917
Pittsburg Redev Agy	5.00%	8/1/2019	A	5,755	6,624,580
Pittsburg Redev Agy	5.00%	8/1/2020	A	1,680	1,969,632
Pittsburg Redev Agy (AGM)	5.00%	8/1/2021	AA	1,875	2,229,806
Plaza Met Dist #1	4.50%	12/1/2030	NR	4,300	4,417,605
Sparks Loc Impt Dists	6.50%	9/1/2020	NR	225	238,124
Sparks Tourism Impt Dist†	6.50%	6/15/2020	B1	5,230	5,680,931
Village CDD #9	5.00%	5/1/2022	NR	1,375	1,454,241
Village CDD #9	5.25%	5/1/2031	NR	1,770	2,030,721
Village CDD #9	5.75%	5/1/2021	NR	2,880	3,193,661
Village CDD #9	6.75%	5/1/2031	NR	2,525	3,027,248
Total					66,947,857

Tax Revenue 7.56%
Dallas Area Rapid Trans	5.00%	12/1/2021	AA+	3,000	3,625,110
Dallas Area Rapid Trans	5.00%	12/1/2026	AA+	7,245	8,881,501
Dallas Area Rapid Transit	5.00%	12/1/2025	AA+	2,000	2,475,120
El Paso Dev Corp–Downtown Ballpark	6.25%	8/15/2023	AA-	5,000	6,037,950
FL Dept Env Protn–Florida Forever	5.00%	7/1/2023	AA-	5,000	6,083,850
Gtr Wenatchee Regl Events Ctr	5.00%	9/1/2027	NR	1,000	1,072,170

See Notes to Financial Statements.	37

Schedule of Investments (unaudited)(continued)

INTERMEDIATE TAX FREE FUND March 31, 2015

			Credit
			Rating:		Principal
	Interest	Maturity	S&P or		Amount	Fair
Investments	Rate	Date	Moody’s		(000)	Value
Tax Revenue (continued)
Gtr Wenatchee Regl Events Ctr	5.25%	9/1/2032	NR		$1,000	$1,064,930
Guam Ltd Oblig–Section 30 Landfill	5.375%	12/1/2024	BBB+		1,000	1,127,600
Guam Ltd Oblig–Section 30 Landfill	5.50%	12/1/2019	BBB+		1,000	1,161,070
IL Sales Tax	5.00%	6/15/2019	AAA		5,000	5,736,000
IL State–Unemployment Insurance Fund Bldg	5.00%	12/15/2019	AA		2,500	2,523,625
Jacksonville Sales Tax	5.00%	10/1/2021	A1		2,500	2,998,450
LA Stadium & Expo Dist	5.00%	7/1/2021	A3		1,030	1,219,808
MA Sch Bldg Auth–Sales Tax	5.00%	8/15/2030	AA+		5,665	6,674,900
Martin Hsp Dist	7.00%	4/1/2031	BBB	(a)	3,250	3,679,488
Met Atlanta Rapid Trans Auth	5.00%	7/1/2025	AA+		5,950	7,249,777
Met Govt Nashville–Cnty Conv Ctr	5.00%	7/1/2022	A1		3,245	3,788,927
Met Pier & Expo Auth–McCormick Place	5.00%	12/15/2020	AAA		2,500	2,927,050
Met Pier & Expo Auth–McCormick Place	5.00%	12/15/2022	AAA		5,000	6,037,650
MTA NY–Dedicated Tax	5.00%	11/15/2027	AA		5,700	6,791,436
NJ EDA–Cigarette Tax	5.00%	6/15/2024	BBB+		3,000	3,402,420
NJ EDA–Cigarette Tax	5.00%	6/15/2028	BBB+		6,650	7,386,953
NJ EDA–Cigarette Tax	5.00%	6/15/2029	BBB+		500	552,365
NM Severance Tax	5.00%	7/1/2022	Aa1		5,225	6,013,714
NY Dorm–PIT	5.00%	12/15/2019	AAA		15,000	17,492,400
NY Dorm–PIT	5.00%	3/15/2023	AAA		10,000	12,045,400
NY Dorm–PIT	5.00%	3/15/2024	AAA		15,585	18,464,173
NY UDC–PIT	5.00%	3/15/2026	AAA		15,000	18,164,400
NYC TFA–Bldg Aid	5.00%	7/15/2024	AA		10,000	11,938,700
NYC TFA–Future Tax	5.00%	5/1/2024	AAA		14,745	16,628,821
NYC TFA–Future Tax	5.00%	5/1/2025	NR		4,115	4,607,319
NYC TFA–Future Tax	5.00%	5/1/2025	AAA		4,885	5,451,562
NYC TFA–Future Tax	5.50%	11/1/2027	AAA		8,850	10,693,720
Oneida Tribe Sales Tax Rev†	5.50%	2/1/2021	AA-		2,010	2,353,348
PA Econ Dev–Unemployment Comp	5.00%	7/1/2021	Aaa		4,000	4,430,880
Polk Co Trans Rev	5.00%	12/1/2021	A1		2,825	3,319,403
PR Corp Sales Tax	5.25%	8/1/2027	B		1,650	1,134,689
PR Corp Sales Tax	5.50%	8/1/2023	B		9,465	7,101,211
PR Corp Sales Tax	5.50%	8/1/2028	B		8,630	5,891,097
San Mateo Co Trans Dist (NPFGC)(FGIC)	4.50%	6/1/2022	AA		1,830	1,842,993
Sonoma Marin Area Rail Rmkt	5.00%	3/1/2019	AA		1,950	2,245,191

38	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

INTERMEDIATE TAX FREE FUND March 31, 2015

			Credit
			Rating:		Principal
	Interest	Maturity	S&P or		Amount	Fair
Investments	Rate	Date	Moody’s		(000)	Value
Tax Revenue (continued)
UT Trans Auth	5.00%	6/15/2028	AAA		$12,000	$14,746,560
Virgin Islands PFA	5.00%	10/1/2024	BBB+		1,000	1,161,040
Virgin Islands PFA	5.00%	10/1/2034	BBB+		1,540	1,717,331
Virgin Islands PFA–Diageo Rum Tax	6.75%	10/1/2019	Baa3		2,500	2,792,400
Virgin Islands PFA–Gross Tax Rcpts (NPFGC)	5.00%	10/1/2018	AA-		1,000	1,060,420
Virgin Islands PFA–Tobacco & Liq Tax	5.00%	10/1/2019	BBB		3,000	3,340,500
WI Trsp(c)	5.00%	7/1/2024	AA+		5,000	6,194,100
WI Trsp(c)	5.00%	7/1/2026	AA+		6,000	7,461,300
Total						280,790,822

Tobacco 4.48%
Buckeye Tobacco	5.125%	6/1/2024	B-		26,490	22,655,307
Buckeye Tobacco	5.75%	6/1/2034	B-		1,360	1,098,717
Buckeye Tobacco	5.875%	6/1/2030	B-		23,850	20,219,076
Golden St Tobacco	4.50%	6/1/2027	B		11,875	11,538,344
Golden St Tobacco	5.00%	6/1/2033	B-		15,000	12,606,300
Inland Empire Tobacco	4.625%	6/1/2021	B-	(a)	2,425	2,398,664
Inland Empire Tobacco	5.00%	6/1/2021	B-	(a)	3,215	3,216,093
MI Tob Settlement	5.125%	6/1/2022	B-		5,090	4,588,330
MI Tob Settlement	5.25%	6/1/2022	B-		6,835	6,209,051
Nthrn AK Tobacco	4.625%	6/1/2023	Ba1		3,220	3,234,683
Railsplitter Tobacco Settlement Auth	6.25%	6/1/2024	A		8,500	9,036,265
RI Tob Settlement	5.00%	6/1/2027	A-		2,500	2,868,925
RI Tob Settlement	5.00%	6/1/2028	A-		2,000	2,258,220
SD Edu Enhancement Fding Corp	5.00%	6/1/2023	A		1,000	1,174,620
SD Edu Enhancement Fding Corp	5.00%	6/1/2024	A		1,000	1,163,440
SD Edu Enhancement Fding Corp	5.00%	6/1/2025	A		1,000	1,154,740
Tobacco Settlement Auth WA	5.00%	6/1/2021	A		6,880	8,088,128
Tobacco Settlement Auth WA	5.00%	6/1/2023	A		6,250	7,432,375
Tobacco Settlement Fin Corp LA	5.00%	5/15/2022	A		5,000	5,877,850
Tobacco Settlement Fin Corp NJ	4.50%	6/1/2023	BB		12,030	12,075,955
Tobacco Settlement Fin Corp NJ	4.625%	6/1/2026	B+		10,000	9,590,700
Tobacco Settlement Fin Corp NJ	4.75%	6/1/2034	B2		10,500	8,027,145
Tobacco Settlement Fin Corp NJ	5.00%	6/1/2029	B		5,000	4,275,100
Tobacco Settlement Fin Corp NY	5.00%	6/1/2018	AA		5,000	5,615,750
Total						166,403,778

See Notes to Financial Statements.	39

Schedule of Investments (unaudited)(continued)

INTERMEDIATE TAX FREE FUND March 31, 2015

				Credit
				Rating:	Principal
	Interest		Maturity	S&P or	Amount	Fair
Investments	Rate		Date	Moody’s	(000)	Value
Transportation 17.79%
Alameda Corridor Trsp Auth	5.00%		10/1/2021	A-	$2,750	$3,300,165
Alameda Corridor Trsp Auth	5.00%		10/1/2026	A-	4,075	4,857,196
Atlanta Airport	5.50%		1/1/2021	Aa3	3,000	3,632,280
Atlanta Airport–PFC	5.00%		1/1/2029	A+	2,500	2,928,100
AZ Transp Brd Hwy	5.00%		7/1/2021	AA+	10,000	11,983,800
Bay Area Toll Auth	0.72%	#	4/1/2047	AA	6,000	6,098,220
Bay Area Toll Auth	1.875%		4/1/2047	AA	5,000	5,101,350
Bay Area Toll Auth	2.00%		4/1/2034	AA	9,000	9,136,350
Central TX Mobility Auth	5.00%		1/1/2033	BBB-	3,000	3,285,750
Central TX Mobility Auth	5.75%		1/1/2019	BBB	1,500	1,735,995
Central TX Mobility Auth	5.75%		1/1/2020	BBB	1,000	1,182,820
Central TX Mobility Auth	5.75%		1/1/2031	BBB	2,000	2,388,240
Central TX Tpk	5.00%		8/15/2025	BBB+	1,250	1,467,275
Central TX Tpk	5.00%		8/15/2026	BBB+	2,500	2,914,450
Central TX Tpk	5.00%		8/15/2027	BBB+	3,300	3,814,932
Central TX Tpk	5.00%		8/15/2028	BBB+	3,250	3,722,940
Chicago Midway Arpt	5.00%		1/1/2026	A-	6,075	7,120,447
Chicago Midway Arpt AMT	5.00%		1/1/2023	A-	3,000	3,492,840
Chicago O’Hare Arpt	5.00%		1/1/2022	A2	3,230	3,738,079
Chicago O’Hare Arpt (AGM)	5.00%		1/1/2020	AA	3,500	3,756,655
Chicago O’Hare Arpt AMT	5.00%		1/1/2020	A2	6,320	7,232,482
Chicago O’Hare Arpt AMT	5.00%		1/1/2021	A2	11,740	13,641,997
Chicago O’Hare Arpt AMT	5.00%		1/1/2024	A2	5,000	5,731,100
Clark Co Arpt–McCarran Arpt (AGM)	5.00%		7/1/2022	AA	3,905	4,442,484
Dallas Area Rapid Transit(b)	5.00%		12/1/2022	AA+	635	722,328
Dallas Area Rapid Transit(b)	5.00%		12/1/2023	AA+	390	443,635
Dallas Area Rapid Transit(b)	5.00%		12/1/2024	AA+	515	585,825
Dallas Area Rapid Transit(b)	5.00%		12/1/2028	AA+	460	523,262
Delaware River Port Auth	5.00%		1/1/2027	BBB	1,835	2,089,588
Delaware River Port Auth	5.00%		1/1/2028	A	7,500	8,784,300
Denver City & Co Arpt (NPFGC)	5.00%		11/15/2022	AA-	13,625	14,622,350
E470 Pub Hwy Auth (NPFGC)(FGIC)	Zero Coupon		9/1/2018	AA-	10,900	10,222,565
Foothill / Eastern Corridor Toll Rd	5.00%		1/15/2053	BBB-	12,000	13,418,040
HI Arpts Sys AMT	5.00%		7/1/2017	A	5,000	5,469,650
HI Arpts Sys AMT	5.00%		7/1/2022	A	5,130	5,963,625
Houston Arpt–Continental Airlines AMT	4.75%		7/1/2024	B+	8,000	8,776,960
Houston Arpt–Continental Airlines AMT	5.00%		7/15/2030	B+	2,500	2,667,625

40	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

INTERMEDIATE TAX FREE FUND March 31, 2015

			Credit
			Rating:	Principal
	Interest	Maturity	S&P or	Amount	Fair
Investments	Rate	Date	Moody’s	(000)	Value
Transportation (continued)
Houston Arpt AMT	5.00%	7/1/2021	A	$5,000	$5,850,650
IL Toll Hwy Auth	5.00%	1/1/2027	AA-	1,000	1,181,450
IL Toll Hwy Auth	5.00%	1/1/2028	AA-	2,535	2,973,378
KY Pub Trsp Auth–Downtown Crossing	5.00%	7/1/2017	Baa3	4,000	4,357,920
KY Tpk Auth	5.00%	7/1/2026	AA+	5,215	6,210,804
Los Angeles Dept Arpts–LAX	5.00%	5/15/2027	AA-	2,000	2,444,440
Los Angeles Dept Arpts–LAX	5.00%	5/15/2028	AA-	2,000	2,424,520
Louisville Regl Airport AMT	5.00%	7/1/2021	A+	1,250	1,478,738
Louisville Regl Airport AMT	5.00%	7/1/2022	A+	1,625	1,928,111
Louisville Regl Airport AMT	5.00%	7/1/2023	A+	2,250	2,668,500
MA Trans Fd–Bridge Prog	5.00%	6/1/2023	AAA	9,880	11,840,686
MD EDC–Maryland Port	5.125%	6/1/2020	Baa3	2,590	2,826,648
MD EDC–Maryland Port	5.125%	6/1/2020	Baa3	1,000	1,091,370
Miami Dade Co Aviation–MIA	5.00%	10/1/2025	A	3,690	4,444,605
Miami Dade Co Aviation–MIA AMT	5.00%	10/1/2021	A	1,500	1,763,805
Miami Dade Co Aviation–MIA AMT	5.00%	10/1/2022	A	1,550	1,831,914
Miami Dade Co Aviation–MIA AMT	5.00%	10/1/2027	A	5,145	6,040,796
Miami Dade Co Aviation–MIA AMT	5.00%	10/1/2028	A	3,500	4,068,330
Miami Dade Co Expwy Auth	5.00%	7/1/2022	A-	1,750	2,085,107
Miami Dade Co Expwy Auth	5.00%	7/1/2023	A-	2,500	2,999,600
Miami Dade Co Expwy Auth	5.00%	7/1/2023	A-	2,000	2,358,380
Miami Dade Co Expwy Auth	5.00%	7/1/2024	A-	3,500	4,106,760
Minneapolis / St Paul Met Arpts	5.00%	1/1/2020	AA-	2,190	2,562,716
Minneapolis / St Paul Met Arpts	5.00%	1/1/2028	A	3,500	4,096,365
Minneapolis / St Paul Met Arpts	5.00%	1/1/2029	A	2,000	2,328,980
Minneapolis / St Paul Met Arpts (AMBAC)	5.00%	1/1/2024	AA-	10,250	10,977,442
MTA NY	5.00%	11/15/2021	AA-	1,500	1,791,930
MTA NY	5.00%	11/1/2023	AA-	5,640	6,797,779
MTA NY–Dedicated Tax	5.00%	11/15/2019	AA	1,375	1,595,523
Niagara Frontier Trsp–Buffalo Intl Arpt AMT	5.00%	4/1/2020	Baa1	4,905	5,606,121
Niagara Frontier Trsp–Buffalo Intl Arpt AMT	5.00%	4/1/2021	Baa1	2,000	2,301,980
Niagara Frontier Trsp–Buffalo Intl Arpt AMT	5.00%	4/1/2023	Baa1	3,000	3,493,170
Niagara Frontier Trsp–Buffalo Intl Arpt AMT	5.00%	4/1/2027	Baa1	3,185	3,598,126
NJ EDA–Goethals Brdg AMT	5.125%	1/1/2034	BBB-	5,000	5,555,500
NJ Tpk Auth	5.00%	1/1/2021	A+	5,000	5,899,250
NJ Tpk Auth	5.00%	1/1/2023	A+	3,835	4,638,164
NJ Tpk Auth	5.00%	1/1/2024	A+	3,000	3,548,550

See Notes to Financial Statements.	41

Schedule of Investments (unaudited)(continued)

INTERMEDIATE TAX FREE FUND March 31, 2015

			Credit
			Rating:	Principal
	Interest	Maturity	S&P or	Amount	Fair
Investments	Rate	Date	Moody’s	(000)	Value
Transportation (continued)
NJ Trans Trust Fund	5.75%	6/15/2020	A2	$7,645	$8,800,848
NJ Trans Trust Fund CR (AGM)	5.00%	6/15/2024	AA	10,165	11,430,238
North TX Twy Auth	5.00%	1/1/2023	A2	5,000	5,976,000
North TX Twy Auth	5.00%	1/1/2025	A2	5,000	5,989,200
North TX Twy Auth	5.00%	1/1/2031	A3	8,085	9,200,245
North TX Twy Auth	6.25%	1/1/2024	A2	5,000	5,857,500
NY Dorm–PIT	5.00%	3/15/2023	AAA	8,500	10,440,805
NY Twy Auth	5.00%	5/1/2019	A-	10,000	11,406,300
NY Twy Auth	5.00%	1/1/2020	A	3,000	3,483,540
NY Twy Auth	5.00%	1/1/2022	A	1,600	1,912,544
NY Twy Auth	5.00%	1/1/2024	A	1,960	2,385,634
NY Twy Auth	5.00%	1/1/2026	A	5,115	6,234,418
NY Twy Auth	5.00%	1/1/2031	A	15,000	17,504,100
Orlando & Orange Co Expwy Auth	5.00%	7/1/2030	A	10,000	11,553,500
PA Econ Dev–Rapid Bridge AMT	5.00%	12/31/2034	BBB	14,000	15,442,840
PA Tpk Commn	5.00%	12/1/2022	A+	3,500	4,171,055
PA Tpk Commn (AG)	5.00%	6/1/2018	AA	2,500	2,796,250
PA Tpk Commn–Registration Fee (AGM)	5.25%	7/15/2019	AA	1,270	1,458,862
Phoenix Airport	5.00%	7/1/2023	A+	7,000	8,051,680
Phoenix Airport AMT	5.00%	7/1/2021	AA-	3,050	3,610,071
Phoenix Airport AMT	5.00%	7/1/2022	AA-	1,500	1,780,890
Port Auth NY & NJ	5.00%	12/1/2023	AA-	5,300	6,572,795
Port Auth NY & NJ	5.00%	12/1/2025	AA-	10,000	12,196,800
Port Auth NY & NJ–JFK IAT	5.00%	12/1/2020	BBB-	6,000	6,906,720
Port Oakland AMT	5.00%	5/1/2021	A+	1,000	1,179,020
Port Oakland AMT	5.00%	5/1/2022	A+	11,000	13,095,610
Port Seattle PFC	5.00%	12/1/2020	A+	6,500	7,591,740
PR Hwy & Trans Auth	5.00%	7/1/2030	B	1,745	1,051,746
PR Hwy & Trans Auth	5.00%	7/1/2033	B	1,215	732,232
PR Hwy & Trans Auth	5.50%	7/1/2023	B	4,305	2,682,273
PR Hwy & Trans Auth	5.50%	7/1/2024	B	3,000	1,861,440
Regional Trans Dist–Denver Trans	5.00%	7/15/2021	Baa3	3,460	3,863,713
Regional Trans Dist–Denver Trans	5.00%	1/15/2022	Baa3	2,800	3,097,556
Regional Trans Dist–Denver Trans	5.125%	1/15/2023	Baa3	2,835	3,133,044
Regional Trans Dist–Denver Trans	5.125%	7/15/2023	Baa3	5,670	6,266,087
San Francisco Arpt AMT	5.00%	5/1/2026	A+	10,000	11,591,200
San Francisco Arpt AMT	5.00%	5/1/2028	A+	7,450	8,531,591

42	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

INTERMEDIATE TAX FREE FUND March 31, 2015

			Credit
			Rating:	Principal
	Interest	Maturity	S&P or	Amount	Fair
Investments	Rate	Date	Moody’s	(000)	Value
Transportation (continued)
San Joaquin Hills Trsp Corridor	5.00%	1/15/2034	BBB-	$7,500	$8,372,100
San Jose Arpt	5.00%	3/1/2026	A2	1,200	1,428,792
San Jose Arpt	5.00%	3/1/2027	A2	2,260	2,665,263
San Jose Arpt	5.00%	3/1/2028	A2	1,655	1,933,239
South Jersey Trans Auth	5.00%	11/1/2020	A-	2,000	2,290,140
South Jersey Trans Auth	5.00%	11/1/2021	A-	5,305	6,139,583
Southeastern PA Transp Auth–GARVEE	5.00%	6/1/2023	A+	2,500	2,896,500
Triborough Brdg & Tunl Auth	5.00%	11/15/2020	AA-	7,525	8,954,298
Triborough Brdg & Tunl Auth	5.00%	11/15/2022	A+	4,715	5,739,381
Triborough Brdg & Tunl Auth	5.00%	11/15/2023	A+	2,000	2,425,720
Triborough Brdg & Tunl Auth	5.00%	11/15/2023	AA-	5,525	6,729,726
Triborough Brdg & Tunl Auth (NPFGC)(FGIC)	5.50%	11/15/2021	AA-	2,595	3,196,806
VA Small Bus Fing–Elizabeth River AMT	5.25%	1/1/2032	BBB-	10,500	11,630,850
VA Transp Brd–Cap Proj	5.00%	5/15/2021	AA+	10,000	11,992,800
WA St GARVEE–520 Corridor	5.00%	9/1/2021	AA	10,000	11,929,300
Total					660,928,393

Utilities 13.79%
Albuquerque Bernalillo Co Wtr Util	5.00%	7/1/2024	AA	2,645	3,273,849
Albuquerque Bernalillo Co Wtr Util	5.00%	7/1/2025	AA	4,000	4,894,640
Amr Muni Pwr–Fremont Energy	5.00%	2/15/2021	A1	1,300	1,531,387
Brownsville Utility Sys CR (AGM)(AMBAC)	5.00%	9/1/2020	AA	1,480	1,507,498
CA Dept Wtr Res Pwr	5.00%	5/1/2019	AA	16,695	19,313,277
CA Dept Wtr Res Wtr–Central Valley	5.00%	12/1/2021	AAA	4,610	5,642,179
CA Dept Wtr Res Wtr–Central Valley	5.00%	12/1/2022	AAA	11,080	13,758,701
Central Plains–Goldman Sachs	5.00%	9/1/2027	A-	7,500	8,479,275
Energy Northwest–Columbia Station (AMBAC)	5.00%	7/1/2024	AA-	8,115	8,565,301
Farmington Poll Ctl–AZ Pub Svc	4.70%	5/1/2024	A-	5,265	5,847,098
FL Muni Pwr Agy	5.25%	10/1/2022	A2	3,115	3,632,682
FL Muni Pwr Agy–St Lucie	5.00%	10/1/2021	A2	3,650	4,206,662
Guam Waterworks Auth	5.00%	7/1/2029	A-	1,000	1,131,000
HI Dept Budget–Hawaiian Electric AMT (FGIC)	4.80%	1/1/2025	Baa1	15,000	15,049,350
Houston Util Sys	5.00%	5/15/2022	AA	3,000	3,620,700
Houston Util Sys	5.00%	11/15/2022	AA	5,000	6,078,400
Houston Util Sys	5.00%	11/15/2023	AA	4,000	4,927,600
Houston Util Sys	5.00%	11/15/2026	AA	5,355	6,580,331

See Notes to Financial Statements.	43

Schedule of Investments (unaudited)(continued)

INTERMEDIATE TAX FREE FUND March 31, 2015

				Credit
				Rating:	Principal
	Interest		Maturity	S&P or	Amount	Fair
Investments	Rate		Date	Moody’s	(000)	Value
Utilities (continued)
IA Fin Auth–Revolving Fund	5.25%		8/1/2020	AAA	$2,500	$2,858,375
Indianapolis Local Pub Impt Bd Bk (NPFGC)(FGIC)	5.00%		7/1/2019	AA-	340	373,704
Intermountain Pwr Agy	5.00%		7/1/2021	A+	3,000	3,363,690
JEA St Johns Riv Pwr Pk Sys	5.00%		10/1/2022	Aa2	1,625	1,877,428
KS DFA–Dept Hlth & Env	5.00%		3/1/2021	AAA	6,680	7,824,351
Lakeland Energy (AGM)	5.00%		10/1/2018	AA	3,975	4,467,145
Long Beach Nat Gas–ML	1.603%	#	11/15/2026	A-	4,000	3,694,560
Long Island Power Auth	5.00%		5/1/2019	A-	1,000	1,130,310
Long Island Power Auth	5.00%		5/1/2020	A-	2,930	3,367,654
Los Angeles DEWAP–Pwr Sys	5.00%		7/1/2022	AA-	4,250	5,147,515
Los Angeles Solid Waste	5.00%		2/1/2020	Aa2	2,000	2,295,600
Los Angeles USD	5.00%		7/1/2023	Aa2	10,000	12,421,800
Louisville/Jeff Co Met Swr Dist	5.00%		5/15/2019	AA	4,705	5,374,098
Lower Colo Riv Auth	5.00%		5/15/2020	A	3,130	3,650,769
Lower Colo Riv Auth	5.00%		5/15/2020	A	3,930	4,583,873
Lower Colo Riv Auth–Transmn Contract	5.00%		5/15/2021	A	5,225	6,172,606
Lower Colo Riv Auth–Transmn Contract	5.00%		5/15/2022	A	5,005	5,846,491
Main St Nat Gas–ML	5.00%		3/15/2021	A-	2,500	2,846,475
MD EDC–Potomac Elec Rmkt	6.20%		9/1/2022	A	1,650	1,947,627
MEAG–Gen Resolution Projs	5.00%		1/1/2020	A	6,200	7,193,116
MEAG–Proj 1	5.00%		1/1/2021	A	4,185	4,935,161
Miami Dade Co Wtr & Swr (AGM)	5.25%		10/1/2018	AA	3,000	3,417,900
MO Joint Muni Elec Util Commn	5.00%		1/1/2023	A2	2,000	2,398,260
MO Joint Muni Elec Util Commn	5.00%		1/1/2025	A2	1,500	1,796,760
Modesto Irrigation Dist	5.00%		7/1/2023	A+	1,780	2,182,440
Modesto Irrigation Dist	5.00%		7/1/2024	A+	3,720	4,520,098
Modesto Irrigation Dist	5.00%		7/1/2025	A+	8,410	10,134,134
NC Eastern Muni Pwr	5.00%		1/1/2019	A-	2,245	2,525,647
NC Eastern Muni Pwr	5.00%		1/1/2020	A-	1,000	1,142,670
NC Muni Pwr Agy #1 Catawba Elec	5.00%		1/1/2019	A	6,500	7,370,935
New Orleans Sewer	5.00%		6/1/2020	A	1,400	1,610,882
New Orleans Sewer	5.00%		6/1/2021	A	400	465,444
North Sumter Co Util Dep Dist	5.00%		10/1/2032	BBB-	8,000	8,807,200
Northern CA Pwr–Hydroelec #1	5.00%		7/1/2026	A+	3,600	4,239,828
OH Air Quality–FirstEnergy	3.625%		10/1/2033	BBB-	1,000	1,042,950
OH Air Quality–FirstEnergy	3.625%		10/1/2033	BBB-	2,000	2,085,900
OH Air Quality–FirstEnergy	5.70%		8/1/2020	BBB-	4,250	4,878,575

44	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

INTERMEDIATE TAX FREE FUND March 31, 2015

				Credit
				Rating:	Principal
	Interest		Maturity	S&P or	Amount	Fair
Investments	Rate		Date	Moody’s	(000)	Value
Utilities (continued)
OH Air Quality–Ohio Vly Elec	5.625%		10/1/2019	BBB-	$8,000	$9,071,120
OH Wtr Dev Auth	5.00%		6/1/2023	AAA	5,500	6,805,370
PA Econ Dev–Philadelphia Biosolids	5.25%		1/1/2016	Baa3	2,225	2,272,927
PA Econ Dev–Philadelphia Biosolids	5.50%		1/1/2018	Baa3	1,030	1,100,668
PA Econ Dev–PPL Electric Utility Rmkt	4.00%		10/1/2023	A2	5,000	5,476,950
Phoenix Civic Impt Corp–Water Sys	5.00%		7/1/2027	AAA	5,000	6,109,000
Piedmont Muni Pwr Agy	5.00%		1/1/2019	A-	1,250	1,410,650
Piedmont Muni Pwr Agy	5.00%		1/1/2022	A-	4,750	5,508,337
Piedmont Muni Pwr Agy	5.00%		1/1/2024	A-	7,920	9,045,986
Piedmont Muni Pwr Agy	5.25%		1/1/2019	A-	2,000	2,224,320
Pima Co IDA–Tucson Elec	4.95%		10/1/2020	A3	10,640	12,313,566
PR Aqueduct & Swr Auth	5.00%		7/1/2015	B	7,100	7,051,081
PR Aqueduct & Swr Auth	6.125%		7/1/2024	B	5,570	4,345,993
PR Elec Pwr Auth	5.00%		7/1/2029	CCC	8,205	4,820,437
PR Elec Pwr Auth	5.00%		7/1/2042	CCC	1,405	825,438
PR Elec Pwr Auth	5.25%		7/1/2019	CCC	2,000	1,186,400
PR Elec Pwr Auth	5.25%		7/1/2026	CCC	4,900	2,878,750
PR Elec Pwr Auth	5.25%		7/1/2040	CCC	2,000	1,175,000
PR Elec Pwr Auth	7.00%		7/1/2033	CCC	4,000	2,350,000
PR Elec Pwr Auth	7.00%		7/1/2040	CCC	605	355,438
PR Elec Pwr Auth (AGM)	0.691%	#	7/1/2029	AA	5,720	4,243,554
Public Gas Partners Inc	5.00%		10/1/2019	A+	5,950	6,807,276
Sa Energy Acquisition Pub Fac	5.50%		8/1/2021	A-	2,360	2,768,894
Salt River Agric Imp & Pwr Dist	5.00%		1/1/2021	Aa1	1,000	1,138,710
Salt River Agric Imp & Pwr Dist	5.00%		12/1/2023	Aa1	8,980	10,782,286
Salt Verde Fin Corp–Citi	5.00%		12/1/2032	A-	5,000	5,808,750
Salt Verde Fin Corp–Citi	5.50%		12/1/2029	A-	5,000	6,145,450
San Diego PFA Swr	5.00%		5/15/2020	AA-	5,000	5,817,800
San Diego PFA Swr	5.50%		5/15/2023	AA-	5,000	5,911,850
San Francisco City & Co Pub Util Sys Commn	5.00%		11/1/2023	AA-	5,450	6,594,881
SC Pub Svc Auth–Santee Cooper	5.00%		12/1/2022	AA-	1,100	1,329,823
Snohomish Co PUD #1 (AGM)	5.00%		12/1/2020	AA	5,000	5,155,750
Stockton PFA–Wastewater (BAM)	5.00%		9/1/2021	AA	2,000	2,361,940
Stockton PFA–Wastewater (BAM)	5.00%		9/1/2024	AA	1,000	1,217,840
Tarrant Regl Water Dist	5.00%		3/1/2028	AAA	14,040	17,049,193
TEAC–Goldman Sachs	5.00%		2/1/2018	A-	1,055	1,163,011
TEAC–Goldman Sachs	5.25%		9/1/2021	A-	3,000	3,499,380

See Notes to Financial Statements.	45

Schedule of Investments (unaudited)(continued)

INTERMEDIATE TAX FREE FUND March 31, 2015

			Credit
			Rating:	Principal
	Interest	Maturity	S&P or	Amount	Fair
Investments	Rate	Date	Moody’s	(000)	Value
Utilities (continued)
TEAC–Goldman Sachs	5.25%	9/1/2024	A-	$8,520	$10,073,792
TX Muni Gas Acq & Supply–Macquarie	5.00%	12/15/2024	A3	13,000	14,968,070
TX Muni Gas Acq & Supply–Macquarie	5.00%	12/15/2029	A3	2,000	2,239,540
TX Muni Gas Acq & Supply–ML	5.25%	12/15/2021	A-	4,685	5,453,106
TX Muni Gas Acq & Supply–ML	5.25%	12/15/2023	A-	2,925	3,455,010
TX Muni Gas Acq & Supply–ML	5.625%	12/15/2017	A-	4,580	4,935,087
TX Muni Gas Acq & Supply–ML	6.25%	12/15/2026	A-	10,110	12,527,402
TX Muni Pwr Agy	4.00%	9/1/2018	A+	2,675	2,896,544
UT Muni Pwr–Payson Pwr	5.00%	4/1/2021	A-	5,300	6,220,133
Western Genr Agy–Wauna Cogen AMT	5.00%	1/1/2016	NR	340	341,085
Western MN Muni Pwr Agy	5.00%	1/1/2022	Aa3	1,000	1,203,060
Western MN Muni Pwr Agy	5.00%	1/1/2023	Aa3	1,500	1,824,930
Wyandotte Co Unified Govt Utility Sys	5.00%	9/1/2021	A+	3,105	3,701,967
Total					511,995,446
Total Municipal Bonds (cost $3,457,723,304)					3,620,731,440

				Shares
				(000)
SHORT-TERM INVESTMENTS 1.84%

Money Market Mutual Fund 0.00%
Dreyfus Municipal Cash Management Plus (cost $1,775)				2	1,775

				Principal
				Amount
				(000)

Municipal Bond 0.05%

Tax Revenue
MI Fin Auth–Detroit Sch Dist (cost $1,625,000)	2.85%	8/20/2015	NR	$1,625	1,631,679

46	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

INTERMEDIATE TAX FREE FUND March 31, 2015

		Interest		Credit
		Rate	Final	Rating:	Principal
	Interest	Reset	Maturity	S&P or	Amount	Fair
Investments	Rate#	Date(d)	Date	Moody’s	(000)	Value
Variable Rate Demand Notes 1.79%

Corporate-Backed 1.22%
Port Arthur Nav Dist–Motiva	0.19%	4/1/2015	11/1/2040	A2	$31,200	$31,200,000
Port Arthur Nav Dist–Motiva	0.19%	4/1/2015	12/1/2039	A2	14,100	14,100,000
Total						45,300,000

General Obligation 0.16%
NYC GO	0.11%	4/1/2015	4/1/2035	AA	6,000	6,000,000

Health Care 0.05%
Montgomery Co Hlth–Catholic Health	0.10%	4/1/2015	10/1/2041	A	2,000	2,000,000

Lease Obligations 0.03%
Pima Co IDA–Clark Co Detention†	0.30%	4/2/2015	9/1/2033	AA-	1,000	1,000,000

Utilities 0.33%
Las Vegas Valley Water District	0.05%	4/1/2015	6/1/2036	AA+	8,520	8,520,000
Las Vegas Valley Water District	0.05%	4/1/2015	6/1/2036	AA+	3,800	3,800,000
Total						12,320,000
Total Variable Rate Demand Notes (cost $66,620,000)						66,620,000
Total Short-Term Investments (cost $68,246,775)						68,253,454
Total Investments in Securities 99.32% (cost $3,525,970,079)						3,688,984,894
Cash and Other Assets in Excess of Liabilities(h) 0.68%						25,077,733
Net Assets 100.00%						$3,714,062,627

Open Futures Contracts at March 31, 2015:

					Unrealized
Type	Expiration	Contracts	Position	Fair Value	Depreciation
U.S. 10-Year Treasury Note	June 2015	442	Short	$(56,976,563)	$(419,496)
Ultra Long U.S. Treasury Bond	June 2015	127	Short	(21,574,125)	(57,224)
Totals				$(78,550,688)	$(476,720)

Note: See Footnotes to Schedules of Investments on page 111 of this report.

See Notes to Financial Statements.	47

Schedule of Investments (unaudited)(concluded)

INTERMEDIATE TAX FREE FUND March 31, 2015

The following is a summary of the inputs used as of March 31, 2015 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)(3)	Level 1	Level 2	Level 3		Total
Municipal Bonds	$–	$3,482,363,025	$–		$3,482,363,025
Other Revenue	–	140,000,054	40	(4)	140,000,094
Money Market Mutual Fund	1,775	–	–		1,775
Variable Rate Demand Notes	–	66,620,000	–		66,620,000
Total	$1,775	$3,688,983,079	$40		$3,688,984,894

Liabilities
Trust Certificates(5)	$–	$(3,840,000)	$–		$(3,840,000)
Total	$–	$(3,840,000)	$–		$(3,840,000)
Other Financial Instruments
Futures Contracts
Assets	$–	$–	$–		$–
Liabilities	(476,720)	–	–		(476,720)
Total	$(476,720)	$–	$–		$(476,720)

(1)	Refer to Note 2(i) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry. The table above is presented by Investment Type. Industries are presented within an Investment type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy.
(3)	There were no level transfers during the period ended March 31, 2015.
(4)	Municipal Bond categorized as Level 3 investment includes MI St Strategic Fd.
(5)	Refer to Note 2(h) for a description of Municipal Bonds held in Trust.

The following is a reconciliation of investments with unobservable inputs (Level 3) that were used in determining fair value:

Investment Type	Municipal Bonds
Balance as of October 1, 2014	$40
Accrued discounts/premiums	–
Realized gain (loss)	–
Change in unrealized appreciation/depreciation	–
Purchases	–
Sales	–
Net transfers in or out of Level 3	–
Balance as of March 31, 2015	$40

48	See Notes to Financial Statements.

Schedule of Investments (unaudited)

AMT FREE MUNICIPAL BOND FUND March 31, 2015

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
MUNICIPAL BONDS 98.57%

Corporate-Backed 5.36%
Aleutians E Burough–Pribilof Islands (ACA)	5.50%	6/1/2025	NR		$375	$379,215
Beaver Co IDA–FirstEnergy Rmkt	2.70%	4/1/2035	BBB-		1,475	1,500,075
CA Poll Ctl–Poseidon Res†	5.00%	11/21/2045	Baa3		1,000	1,041,950
Citizens Property Insurance Corp	5.00%	6/1/2020	A+		500	580,920
Citizens Property Insurance Corp	5.00%	6/1/2021	A+		540	637,913
Courtland IDB–Intl Paper	6.25%	11/1/2033	Baa2		770	912,458
IA Fin Auth–Iowa Fertilizer Co	5.00%	12/1/2019	BB-		500	542,725
LA Env Facs–Westlake Chem Rmkt	6.50%	8/1/2029	BBB+		755	908,499
Love Field Arpt–Southwest Airlines	5.25%	11/1/2040	BBB		190	208,527
NY Liberty Dev Corp–3 WTC†	5.00%	11/15/2044	NR		500	526,885
NY Liberty Dev Corp–7 WTC	5.00%	9/15/2040	Aaa		400	456,576
NYC Cap Res–Arthur Mgmt	7.00%	8/1/2025	NR		135	146,626
OK DFA–Waste Mgmt	2.375%	12/1/2021	A-		185	189,246
Warren Co–Intl Paper	5.80%	5/1/2034	BBB		100	115,385
Warren Co–Intl Paper	6.50%	9/1/2032	BBB		255	294,017
Total						8,441,017

Education 9.38%
Allegheny Co Hi Ed–Duquesne Univ	5.50%	3/1/2029	A2		150	173,156
Build NYC Res Corp–CUNY	5.00%	6/1/2034	Aa2		325	375,589
CA Ed Facs–Santa Clara Univ	5.50%	4/1/2033	Aa3		265	298,334
CA Fin Auth–Emerson Clg	6.00%	1/1/2042	BBB+		250	290,502
DE EDA–DE State Univ (AGM)	5.00%	10/1/2031	AA		410	478,790
DE EDA–DE State Univ (AGM)	5.00%	10/1/2039	AA		495	567,894
Dutchess Co LDC–Anderson Ctr	6.00%	10/1/2030	BB+		100	105,046
FL HI Ed–Nova Southeastern Univ	6.375%	4/1/2031	Baa1		475	568,979
Fulton Co Dev–Tuff/Atlanta Hsg	5.00%	9/1/2032	A+		775	865,729
Gainesville Redev–Riverside Mil Admy	5.125%	3/1/2027	BB+	(a)	1,000	1,006,370
Hempstead Town LDC–Adelphi Univ	5.00%	10/1/2034	A		175	200,309
IL Fin Auth–DePaul Univ	6.00%	10/1/2032	A		700	847,749
IL Fin Auth–DePaul Univ	6.125%	10/1/2040	A		305	369,977
IL Fin Auth–IL Inst of Tech	5.00%	4/1/2020	Baa3		100	102,889
IL Fin Auth–IL Inst of Tech	5.00%	4/1/2021	Baa3		500	513,395
IL Fin Auth–IL Inst of Tech	5.00%	4/1/2031	Baa3		500	502,405
LA PFA–Loyola Univ	5.25%	10/1/2029	A-		680	795,008
McAllister Academic Vlg–AZ State Univ	5.25%	7/1/2030	AA-		125	139,660

See Notes to Financial Statements.	49

Schedule of Investments (unaudited)(continued)

AMT FREE MUNICIPAL BOND FUND March 31, 2015

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
Education (continued)
Morgan State Univ	5.00%		7/1/2027	A+		$670	$778,406
Morgan State Univ	5.00%		7/1/2030	A+		350	397,698
Morgan State Univ	5.00%		7/1/2032	A+		450	509,130
NH Hlth & Ed–Sthrn NH Univ	5.00%		1/1/2019	BBB		225	250,520
NJ Ed Facs–Kean Univ	5.25%		9/1/2029	A2		160	179,974
NY Dorm–Barnard Clg(c)	5.00%		7/1/2043	A1		1,000	1,164,830
NY Dorm–Columbia Univ(c)	5.00%		10/1/2045	AAA		300	417,699
NY Dorm–Cornell Univ	5.00%		7/1/2034	Aa1		250	286,290
NY Dorm–Touro Clg	5.50%		1/1/2039	BBB-	(a)	400	458,272
Olmos Park Hi Ed–Univ Incarnate Word	5.00%		12/1/2021	A3		1,000	1,150,510
PA Hi Ed–St Josephs Univ	5.00%		11/1/2030	A-		860	962,237
Total							14,757,347

Financial Services 0.30%
IN Bd Bk–JP Morgan	1.14%	#	10/15/2022	A3		500	470,710

General Obligation 8.32%
Atlantic City Brd Ed (AGM)	6.00%		4/1/2034	AA		550	657,899
CA State GO	5.375%		11/1/2035	Aa3		400	476,388
CA State GO	5.50%		3/1/2040	Aa3		975	1,143,041
CA State GO	6.50%		4/1/2033	Aa3		300	364,056
Chicago GO	5.25%		1/1/2027	A+		260	266,024
Fraser Pub Sch Dist	5.75%		5/1/2033	AA-		400	484,308
HI State GO	5.00%		12/1/2028	AA		1,000	1,182,560
Hudson Co Impt Auth–Solid Waste GTD	5.75%		1/1/2035	Aa3		225	264,832
Kendall Kane & WIll Co CUSD #308	5.00%		2/1/2029	Aa2		1,000	1,130,530
Middletown CSD	5.25%		12/1/2040	AA		250	290,238
NYC GO	5.00%		8/1/2023	AA		705	857,294
NYC GO	5.00%		8/1/2027	AA		575	683,301
Philadelphia GO	5.25%		7/15/2031	A+		600	700,926
Pittsburgh GO (BAM)	5.00%		9/1/2030	AA		370	432,589
PR Comwlth GO	4.75%		7/1/2018	B		370	316,790
PR Comwlth GO	5.25%		7/1/2022	B		250	180,368
PR Comwlth GO	5.375%		7/1/2030	B		955	654,175
PR Pub Bldg Auth	5.50%		7/1/2027	B		145	97,542
PR Pub Bldg Auth GTD	6.00%		7/1/2020	B		125	92,249
PR Pub Bldg Auth GTD	6.25%		7/1/2026	B		315	217,413
St Pub SBA–Philadelphia Sch Dist	5.00%		4/1/2023	A+		1,000	1,150,510

50	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

AMT FREE MUNICIPAL BOND FUND March 31, 2015

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
General Obligation 8.32%
Stockton USD (AGM)	5.00%	7/1/2028	AA		$750	$861,187
Sweetwater UHSD (BAM)	5.00%	8/1/2027	AA		500	595,160
Total						13,099,380

Health Care 18.61%
Abag Fin Auth–Eskaton Pptys	5.00%	11/15/2035	BBB		300	323,259
Abag Fin Auth–Sharp Hlthcare	5.00%	8/1/2027	AA-		300	345,171
Abag Fin Auth–Sharp Hlthcare	5.00%	8/1/2028	AA-		345	395,322
Athens Clarke Co Dev–Catholic Hlth E	6.25%	11/15/2032	AA-		675	796,007
AZ Hlth Facs–Banner Hlth	5.50%	1/1/2038	AA-		1,285	1,412,086
CA Hlth–Sutter Hlth	5.25%	8/15/2031	AA-		745	869,169
CA Hlth–Sutter Hlth	5.50%	8/15/2026	AA-		275	326,824
CA Stwde–Eskaton Pptys	5.25%	11/15/2034	BBB		500	545,465
CA Stwde–Loma Linda Univ Med Ctr	5.50%	12/1/2054	BBB		750	841,290
CA Stwde–So Cal Presbyterian†	6.625%	11/15/2024	BBB-		110	129,036
CO Hlth Facs–Boulder Cmnty Hsp	5.00%	10/1/2032	A		280	314,140
CO Hlth Facs–Catholic Hlth	5.25%	2/1/2031	A		750	845,992
CO Hlth Facs–Catholic Hlth	6.125%	10/1/2028	A		155	180,294
CT Hlth & Ed–Hartford Hlthcare	5.00%	7/1/2032	A		640	708,442
CT Hlth & Ed–Yale New Haven	5.00%	7/1/2028	Aa3		500	588,135
Cumberland Co Mun Auth–Asbury	5.40%	1/1/2022	NR		150	159,986
Cumberland Co Mun Auth–Diakon Lutheran	6.25%	1/1/2024	BBB+	(a)	130	145,635
Cumberland Mun Auth–Asbury	5.25%	1/1/2021	NR		140	151,316
DeKalb Co Hsp–Children’s Hlthcare	5.00%	11/15/2029	AA		530	608,604
Denver Hlth & Hsp Auth	5.00%	12/1/2039	BBB		400	437,596
East Rochester Hsg–Woodland Vlg	5.50%	8/1/2033	NR		160	160,997
Franklin Co Hlth–OPRS Cmntys	6.125%	7/1/2040	BBB-		480	535,896
Gainesville & Hall Co Hsp–NE GA Hlth	5.50%	8/15/2054	AA-		400	466,972
Glynn Brunswick Mem Hsp–SE GA Hlth	5.625%	8/1/2034	A2		305	342,091
IL Fin Auth–Centegra Hlth	5.00%	9/1/2034	BBB		235	256,159
IL Fin Auth–Memorial Hlth Sys	5.50%	4/1/2034	AA-		690	787,117
IL Fin Auth–Northwestern Mem Hsp	5.75%	8/15/2030	AA+		225	263,810
IL Fin Auth–Rush Univ Med	5.00%	11/15/2039	A+		250	280,350
IL Fin Auth–Rush Univ Med	6.375%	11/1/2027	Aaa		315	379,402
IL Fin Auth–Rush Univ Med	6.375%	11/1/2029	Aaa		220	264,979
IL Fin Auth–Rush Univ Med	6.375%	11/1/2029	Aaa		80	96,356
IL Fin Auth–Rush Univ Med	7.25%	11/1/2030	Aaa		250	304,580

See Notes to Financial Statements.	51

Schedule of Investments (unaudited)(continued)

AMT FREE MUNICIPAL BOND FUND March 31, 2015

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
Health Care (continued)
IL Fin Auth–Rush Univ Med (NPFGC)(FGIC)	5.25%	11/1/2035	Aaa		$305	$349,054
IL Fin Auth–Silver Cross Hsp(c)	5.00%	8/15/2044	Baa1		250	272,490
IL Fin Auth–Univ of Chicago Med Ctr	5.50%	8/15/2036	AA-		760	877,215
IN Fin Auth–Major Hsp	5.00%	10/1/2044	Baa2		750	802,447
Karnes Co Hsp Dist	5.00%	2/1/2044	BBB	(a)	250	267,468
Lucas Co Hsp–ProMedica Hlthcare	5.75%	11/15/2031	AA		300	363,387
MA Hlth & Ed–Catholic Hlth E	6.25%	11/15/2032	AA-		790	931,623
Martin Co Hlth–Martin Mem Med	5.50%	11/15/2032	BBB+		930	1,054,239
Martin Hsp Dist	7.25%	4/1/2036	BBB(a)		250	283,623
MD Hlth & Hi Ed–Mercy Med Ctr	6.25%	7/1/2031	BBB		445	510,126
ME Hlth & Hi Ed–MaineGeneral Hlth	6.00%	7/1/2026	Ba1		620	707,346
ME Hlth & Hi Ed–MaineGeneral Hlth	6.75%	7/1/2036	Ba1		400	455,012
MI Fin Auth–Beaumont Hlth	5.00%	8/1/2033	A1		250	282,800
Montgomery Co Hlth–Catholic Hlth E	6.25%	11/15/2034	AA-		105	123,777
Montgomery Co IDA–ACTS Retirement	5.00%	11/15/2025	BBB+		125	138,795
Montgomery Co IDA–Jefferson Hlth	5.00%	10/1/2027	AA		1,000	1,162,300
Nassau Co LEAC–Catholic Hlth Svcs	5.00%	7/1/2034	BBB+		1,100	1,254,484
NJ EDA–Seashore Gardens	5.375%	11/1/2036	NR		225	184,158
NY Dorm–NYU Hsps Ctr	5.75%	7/1/2031	A-		250	294,945
Pulaski Co Pub Facs–Baptist Hlth	5.00%	12/1/2039	A+		500	567,150
San Buenaventura–Cmnty Mem Hlth	8.00%	12/1/2026	BB		950	1,244,196
Univ Med Ctr Corp	5.00%	7/1/2020	NR		500	590,980
Upland COP–San Antonio Cmnty Hsp COP	6.375%	1/1/2032	A-		140	164,835
WA Hlth Care–Overlake Hsp	5.00%	7/1/2038	A		500	556,265
Westchester Co Hlth Care	6.00%	11/1/2030	A3		150	175,638
Westchester Co Hlth Care	6.125%	11/1/2037	A3		275	319,594
WI Hlth & Ed–Aurora Hlth	5.125%	4/15/2031	A3		195	219,053
WI Hlth & Ed–Sauk-Prairie Mem Hsp	5.375%	2/1/2048	Ba1		840	875,045
Total						29,290,523

Housing 0.72%
Alachua Co Hlth–Oak Hammock	8.00%	10/1/2042	NR		300	379,041
CA Muni Fin–Azusa Pacific Univ(c)	5.00%	4/1/2041	Baa3		250	270,185
CA Muni Fin–Caritas Affordable Hsg	5.25%	8/15/2039	BBB		100	111,751
Toledo/Lucas Port Auth–Univ Toledo	5.00%	7/1/2039	BBB-		350	365,246
Total						1,126,223

52	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

AMT FREE MUNICIPAL BOND FUND March 31, 2015

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Lease Obligations 7.84%
CA Pub Wks–Dept Gen Svcs	5.00%		4/1/2030	A1	$130	$135,385
CA Pub Wks–Riverside Campus	6.00%		4/1/2027	A1	250	296,342
CA Pub Wks–Various Cap Proj	5.00%		10/1/2028	A1	535	623,789
CA Pub Wks–Various Cap Proj	5.75%		3/1/2030	A1	310	367,142
CA Pub Wks–Various Cap Proj	6.625%		11/1/2034	A1	150	150,383
Delano Earlimart Irrigation Dist COP	5.00%		2/1/2028	AA-	475	544,260
Erie Co IDA–Buffalo Sch Dist	5.00%		5/1/2026	AA	1,155	1,388,391
Essex Co Impt Auth–Newark	6.25%		11/1/2030	Baa2	250	279,717
IL Sports Facs Auth (AGM)	5.00%		6/15/2028	AA	865	977,891
Los Angeles USD	5.00%		10/1/2025	A+	1,000	1,191,720
MI Fin Auth–Detroit Sch Dist	5.50%		6/1/2021	A+	650	744,146
NJ EDA–Sch Facs	1.62%	#	3/1/2028	A2	500	487,835
NJ Hlth–Hsp Asset Trans	5.00%		10/1/2028	A2	500	554,670
North Hudson Sewerage Auth	5.00%		6/1/2024	A-	1,000	1,175,860
NYC TFA–Bldg Aid	5.00%		7/15/2043	AA	750	861,240
Philadelphia Muni Auth	6.375%		4/1/2029	A+	655	768,891
PR Pub Bldg Auth	5.25%		7/1/2033	B	200	131,028
San Diego PFA–Master Lease	5.125%		9/1/2030	AA-	1,000	1,140,210
VA Transp Brd	4.75%		5/15/2035	AA+	470	526,226
Total						12,345,126

Other Revenue 5.42%
Arlington Hi Ed Fin Corp–Arlington Classics	7.65%		8/15/2040	BB+	155	172,571
Austin Convention†	5.75%		1/1/2034	BB	590	611,629
Austin Convention CR (BHAC)(XLCA)	5.00%		1/1/2034	AA+	200	211,932
Baltimore Conv Ctr–Hilton Hotel	5.875%		9/1/2039	Ba2	250	259,640
Baltimore Conv Ctr–Hilton Hotel (XLCA)	5.25%		9/1/2025	Ba1	595	617,872
Baltimore Conv Ctr–Hilton Hotel (XLCA)	5.25%		9/1/2026	Ba1	100	103,702
Brooklyn Arena LDC–Barclays Ctr	6.25%		7/15/2040	BBB-	775	914,035
Cleveland Arpt	5.00%		1/1/2029	A-	425	470,241
Cleveland Arpt	5.00%		1/1/2030	A-	555	610,900
Clifton Higher Ed–IDEA Pub Schs	5.00%		8/15/2042	BBB	275	296,568
DC Rev–Friendship Pub Chtr Sch	5.00%		6/1/2032	BBB	500	540,570
DC Rev–KIPP Chtr Sch	6.00%		7/1/2043	BBB+	300	346,089
DC Rev–KIPP Chtr Sch	6.00%		7/1/2048	BBB+	200	230,268
Houston Hi Ed–Cosmos Fndtn	5.875%		5/15/2021	BBB	265	305,837
Houston HI Ed–Cosmos Fndtn	6.875%		5/15/2041	BBB	125	153,526
IL Fin Auth–Noble Chrter Schs	6.125%		9/1/2039	BBB	900	1,012,833

See Notes to Financial Statements.	53

Schedule of Investments (unaudited)(continued)

AMT FREE MUNICIPAL BOND FUND March 31, 2015

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Other Revenue (continued)
Indianapolis Local Pub Impt Bd Bk	5.00%	2/1/2031	Aa2	$475	$540,674
La Vernia Hi Ed–Life Schools of Dallas	7.25%	8/15/2031	BBB-	250	314,030
MD EDC–Chesapeake Bay Hyatt(e)	5.00%	12/1/2031	NR	100	52,000
NYC Cultural–Whitney Museum	5.25%	7/1/2026	A	500	588,350
PR Pub Bldg Auth	5.25%	7/1/2027	B	255	168,991
Total					8,522,258

Special Tax 2.84%
Allentown Neighborhood Impt	5.00%	5/1/2027	Baa2	250	281,835
Allentown Neighborhood Impt	5.00%	5/1/2035	Baa2	500	546,010
CT Spl Tax–Trans Infra	5.00%	9/1/2034	AA	500	579,675
Inland Valley Redev Agy	5.25%	9/1/2037	A-	750	863,347
Lancaster Redev	6.00%	8/1/2024	BBB	250	289,565
Rancho Cucamonga Redev Agy (AGM)	5.00%	9/1/2030	AA	500	586,825
San Francisco Redev–Mission Bay South	5.00%	8/1/2043	BBB+	395	434,196
San Jose Redev Agy (AMBAC)	5.00%	8/1/2018	BBB+	100	108,937
San Jose Spl Tax–Conv Ctr	5.50%	5/1/2024	A2	660	783,671
Total					4,474,061

Tax Revenue 4.29%
Guam Privilege Tax	5.00%	1/1/2024	A	150	172,533
Hudson Yards	5.75%	2/15/2047	A	925	1,067,866
MTA NY–Dedicated Tax	5.50%	11/15/2039	AA	225	256,563
NY UDC–PIT	5.00%	3/15/2033	AAA	750	861,097
NYC TFA–Future Tax	5.00%	2/1/2036	AAA	1,000	1,151,550
PR Corp Sales Tax	5.25%	8/1/2027	B	575	395,422
PR Corp Sales Tax	5.25%	8/1/2041	B	1,000	595,000
PR Corp Sales Tax	5.75%	8/1/2037	B	220	136,950
San Jose Spl Tax–Conv Ctr	5.50%	5/1/2026	A2	275	326,186
San Jose Spl Tax–Conv Ctr	6.50%	5/1/2036	A2	530	652,870
Sonoma Marin Area Rail Rmkt	5.00%	3/1/2028	AA	510	599,653
Virgin Islands PFA–Matching Fund	5.25%	10/1/2029	Baa2	205	229,141
Yorba Linda Redev Agy	6.50%	9/1/2032	A-	250	313,437
Total					6,758,268

Tobacco 4.84%
Buckeye Tobacco	5.125%	6/1/2024	B-	1,000	855,240
Golden St Tobacco	5.00%	6/1/2030	A1	500	574,235
Golden St Tobacco(c)	5.00%	6/1/2045	A1	500	566,330

54	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

AMT FREE MUNICIPAL BOND FUND March 31, 2015

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Tobacco (continued)
MI Tob Settlement	5.125%	6/1/2022	B-	$720	$649,037
Railsplitter Tobacco Settlement Auth	5.25%	6/1/2020	A	150	174,348
Railsplitter Tobacco Settlement Auth	6.00%	6/1/2028	A-	1,100	1,309,539
RI Tob Settlement	5.00%	6/1/2035	A-	750	821,265
SD Edu Enhancement Fding Corp	5.00%	6/1/2026	A-	180	206,302
Tobacco Settlement Auth WA	5.00%	6/1/2020	A	540	627,393
Tobacco Settlement Auth WA	5.00%	6/1/2022	A	700	826,133
TSASC	5.00%	6/1/2026	BB-	400	403,116
TSASC	5.00%	6/1/2034	B	660	603,629
Total					7,616,567

Transportation 15.99%
Atlanta Arpt	5.25%	1/1/2030	Aa3	635	736,721
Atlanta Arpt–PFC	5.00%	1/1/2028	A+	1,000	1,178,890
Central TX Tpk	5.00%	8/15/2033	BBB+	700	782,026
Charlotte Arpt	5.00%	7/1/2033	Aa3	575	651,567
Chicago Midway Arpt	5.00%	1/1/2026	A-	185	214,970
Chicago O’Hare Arpt	5.00%	1/1/2035	A2	1,040	1,133,226
Chicago O’Hare Arpt	5.50%	1/1/2031	A2	120	139,008
Chicago O’Hare Arpt	5.625%	1/1/2035	A2	360	414,428
Chicago O’Hare Arpt (NPFGC)(FGIC)	5.00%	1/1/2030	AA-	100	100,364
Chicago O’Hare Arpt (XLCA)	5.25%	1/1/2034	A2	200	200,760
Delaware River Port Auth	5.00%	1/1/2029	A	470	547,310
Delaware River Port Auth	5.00%	1/1/2034	A	800	913,632
DFW Arpt	5.00%	11/1/2028	A+	750	875,655
DFW Arpt	5.00%	11/1/2030	A+	850	982,583
FL Tpk Auth–Dept Trans	5.00%	7/1/2034	AA-	500	571,525
Foothill / Eastern Corridor Toll Rd	Zero Coupon	1/15/2033	BBB-	500	225,825
Foothill / Eastern Corridor Toll Rd	5.75%	1/15/2046	BBB-	750	883,440
Los Angeles Dept Arpts–LAX	5.00%	5/15/2035	AA-	710	806,056
Los Angeles Dept Arpts–LAX	5.00%	5/15/2038	AA-	250	291,680
Met DC Arpt	5.00%	10/1/2035	AA-	255	289,642
Met DC Arpt–Dulles Toll Road	5.00%	10/1/2053	BBB+	290	310,648
Miami Dade Co–Rickenbacker Cswy	5.00%	10/1/2029	BBB+	500	577,175
Miami Dade Co Aviation–MIA	5.00%	10/1/2034	A	400	457,496
Miami Dade Co Aviation–MIA	5.50%	10/1/2029	A	515	606,294
Miami Dade Co Expwy Auth	5.00%	7/1/2027	A-	150	175,356
Miami Dade Co Expwy Auth	5.00%	7/1/2028	A-	515	597,081

See Notes to Financial Statements.	55

Schedule of Investments (unaudited)(continued)

AMT FREE MUNICIPAL BOND FUND March 31, 2015

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Transportation (continued)
Minneapolis / St Paul Met Arpts	5.00%	1/1/2027	A	$575	$677,373
MTA NY–Dedicated Tax	5.25%	11/15/2029	AA	535	625,982
NJ Trans Trust Fund	5.75%	12/15/2031	A2	350	392,319
NJ Trans Trust Fund	6.00%	6/15/2035	A2	660	794,825
North TX Twy Auth	5.00%	1/1/2031	A3	250	284,485
North TX Twy Auth	5.75%	1/1/2033	A3	270	298,809
North TX Twy Auth	6.00%	1/1/2043	A2	1,040	1,235,447
PA Tpk Commn	5.00%	12/1/2034	A+	100	114,585
PA Tpk Commn	5.00%	12/1/2039	A+	750	852,713
PA Tpk Commn	5.50%	6/1/2033	A-	315	352,195
PR Hwy & Trans Auth	4.00%	7/1/2017	B	240	170,858
Regional Trans Dist–Denver Trans	5.375%	1/15/2025	Baa3	85	94,091
Regional Trans Dist–Denver Trans	5.375%	7/15/2025	Baa3	830	918,768
Regional Trans Dist–Denver Trans	6.00%	1/15/2026	Baa3	120	138,859
Regional Trans Dist COP	5.375%	6/1/2031	Aa3	485	553,875
San Antonio Arpt (AGM)	5.00%	7/1/2026	AA	495	575,804
San Diego Arpt	5.00%	7/1/2040	A	945	1,055,480
San Joaquin Hills Trsp Corridor	5.00%	1/15/2050	BBB-	1,250	1,370,462
Total					25,170,288

Utilities 14.66%
Adelanto Util Sys	6.00%	7/1/2024	NR	200	218,312
Adelanto Util Sys	6.625%	7/1/2031	NR	100	115,722
Baltimore Wastewtr	5.00%	7/1/2039	AA-	750	865,612
Baltimore Water	5.00%	7/1/2033	AA-	605	710,464
Central Plains–Goldman Sachs	5.00%	9/1/2032	A-	500	554,080
Chicago Wastewater	5.00%	1/1/2039	AA-	500	548,940
Chicago Water	5.00%	11/1/2039	AA-	800	894,152
Colorado Springs Utilities	5.25%	11/15/2033	AA	175	207,214
CT Muni Elec	5.00%	1/1/2027	Aa3	1,000	1,154,430
DE EDA–NRG Energy	5.375%	10/1/2045	Baa3	800	881,104
Detroit Sewer (NPFGC)(FGIC)	5.00%	7/1/2035	AA-	120	120,892
Detroit Water (AGM)	4.625%	7/1/2032	AA	180	182,569
Detroit Water (NPFGC)(FGIC)	4.50%	7/1/2031	AA-	285	285,587
El Dorado Irrigation Dist (AGM)	5.00%	3/1/2034	AA	400	457,096
FL Muni Pwr Agy	5.00%	10/1/2026	A2	840	989,621
Gainesville Utility	5.25%	10/1/2034	AA	150	173,556
IN Fin Auth–Ohio Vly Elec	5.00%	6/1/2032	BBB-	100	107,912

56	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

AMT FREE MUNICIPAL BOND FUND March 31, 2015

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Utilities (continued)
IN Muni Pwr	5.25%	1/1/2032	A+	$450	$522,022
Jefferson Co Sewer (AGM)	5.50%	10/1/2053	AA	1,000	1,126,830
Long Beach Nat Gas–ML	5.50%	11/15/2030	A-	420	512,417
Long Beach Nat Gas–ML	5.50%	11/15/2037	A-	1,080	1,341,792
Long Island Power Auth	5.00%	9/1/2039	A-	600	675,204
Los Angeles USD	5.00%	7/1/2023	Aa2	500	621,090
Maricopa Co Poll Ctl–So Cal Edison Rmkt	5.00%	6/1/2035	Aa3	555	622,632
MO Joint Muni Elec Util Commn	5.00%	1/1/2027	A2	250	293,658
North Sumter Co Util Dep Dist	5.375%	10/1/2030	A	215	248,101
NY Env Facs–Clean Wtr & Drinking	5.125%	6/15/2038	AAA	520	595,754
NYC Muni Water	5.00%	6/15/2035	AA+	525	607,934
NYC Muni Water	5.00%	6/15/2036	AA+	500	580,290
OH Air Quality–Ohio Vly Elec	5.625%	10/1/2019	BBB-	475	538,598
Omaha Pub Pwr Dist	5.25%	2/1/2042	A1	500	588,595
Pima Co IDA–Tucson Elec	4.95%	10/1/2020	A3	350	405,051
PR Aqueduct & Swr Auth	6.125%	7/1/2024	B	590	460,347
PR Elec Pwr Auth	5.00%	7/1/2028	CCC	270	158,625
PR Elec Pwr Auth	5.25%	7/1/2028	CCC	880	517,000
Rowland Water Dist COP	6.50%	12/1/2035	AA-	100	119,722
SC Pub Svc Auth–Santee Cooper	5.00%	12/1/2039	AA-	1,000	1,136,070
Southern CA Pub Pwr Auth–Goldman Sachs	5.00%	11/1/2033	A-	500	585,280
TEAC–Goldman Sachs	5.25%	9/1/2026	A-	250	295,725
TX Muni Gas Acq & Supply–Macquarie	5.00%	12/15/2025	A3	900	1,029,555
TX Muni Gas Acq & Supply–ML	5.25%	12/15/2022	A-	870	1,020,632
Total					23,070,187
Total Investments in Municipal Bonds 98.57% (cost $146,906,980)					155,141,955
Cash and Other Assets in Excess of Liabilities(h) 1.43%					2,255,293
Net Assets 100.00%					$157,397,248

Open Futures Contracts at March 31, 2015:

					Unrealized
Type	Expiration	Contracts	Position	Fair Value	Depreciation
U.S. 10-Year Treasury Note	June 2015	53	Short	$(6,832,031)	$(48,789)
Ultra Long U.S. Treasury Bond	June 2015	5	Short	(849,375)	(1,103)
Totals				$(7,681,406)	$(49,891)

Note: See Footnotes to Schedules of Investments on page 111 of this report.

See Notes to Financial Statements.	57

Schedule of Investments (unaudited)(concluded)

AMT FREE MUNICIPAL BOND FUND March 31, 2015

The following is a summary of the inputs used as of March 31, 2015 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)(3)	Level 1	Level 2	Level 3	Total
Municipal Bonds	$–	$155,141,955	$–	$155,141,955
Total	$–	$155,141,955	$–	$155,141,955

Other Financial Instruments
Futures Contracts
Assets	$–	$–	$–	$–
Liabilities	(49,891)	–	–	(49,891)
Total	$(49,891)	$–	$–	$(49,891)

(1)	Refer to Note 2(i) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry.
(3)	There were no level transfers during the period ended March 31, 2015.

58	See Notes to Financial Statements.

Schedule of Investments (unaudited)

NATIONAL TAX FREE FUND March 31, 2015

				Credit
				Rating:	Principal
	Interest		Maturity	S&P or	Amount	Fair
Investments	Rate		Date	Moody’s	(000)	Value
MUNICIPAL BONDS 102.79%

Corporate-Backed 7.09%
CA Poll Ctl–Poseidon Res AMT†	5.00%		11/21/2045	Baa3	$8,750	$9,536,275
CA Poll Ctl–Waste Mgmt AMT	3.25%		12/1/2027	A-	6,000	6,326,160
Citizens Property Insurance Corp	5.00%		6/1/2020	A+	9,710	11,281,467
Clayton Co SFR–Delta Airlines AMT	9.00%		6/1/2035	BB-	3,520	3,554,707
Columbus Co Ind Facs–Intl Paper	5.70%		5/1/2034	BBB	2,140	2,459,117
Gloucester Co Impt Auth–Waste Mgmt AMT	2.50%		12/1/2029	A-	1,125	1,163,486
Gloucester Co Poll Ctl–Logan AMT	5.00%		12/1/2024	BBB-	1,000	1,134,300
IA Fin Auth–Iowa Fertilizer Co	5.00%		12/1/2019	BB-	8,500	9,226,325
IL Fin Auth–Leafs Hockey Club(e)	6.00%		3/1/2037	NR	1,550	124,000
IL Fin Auth–United Sports/ Barrington†(e)	6.25%		10/1/2037	NR	2,000	68,860
LA Citizens Property Insurance Corp (AMBAC)	5.00%		6/1/2021	A-	1,580	1,659,174
LA Env Facs–Westlake Chem	6.75%		11/1/2032	BBB+	7,650	8,576,874
Love Field Arpt–Southwest Airlines AMT	5.00%		11/1/2028	BBB	2,530	2,848,729
MA Port Auth–Delta Airlines AMT (AMBAC)	5.50%		1/1/2019	NR	1,495	1,496,480
MD EDC–Chesapeake Bay Hyatt(e)	5.00%		12/1/2016	NR	855	444,600
Mission EDC–Waste Mgmt	2.50%		8/1/2020	A-	13,500	13,750,155
NJ EDA–Goethals Brdg AMT	5.00%		7/1/2022	BBB-	1,650	1,900,470
NJ EDA–Goethals Brdg AMT	5.00%		1/1/2024	BBB-	1,500	1,740,435
NY Energy–ConEd AMT (XLCA)	0.102%	#	10/1/2035	A2	5,175	4,775,826
NYC Cap Res–Arthur Mgmt	7.00%		8/1/2025	NR	8,340	9,058,241
NYC IDA–TRIPS AMT	5.00%		7/1/2028	BBB	5,790	6,341,208
OH Wtr Dev Auth–FirstEnergy	4.00%		12/1/2033	BBB-	5,000	5,335,750
Onondaga Co IDA–Bristol Meyers AMT	5.75%		3/1/2024	A+	2,075	2,603,129
PA Econ Dev–US Airways	7.50%		5/1/2020	B	1,500	1,778,385
PA Econ Dev–US Airways	8.00%		5/1/2029	B	1,475	1,778,983
Richland Co Env Impt–Intl Paper AMT	3.875%		4/1/2023	BBB	6,625	7,156,590
Salem Co Poll Ctl–Chambers AMT	5.00%		12/1/2023	BBB	5,145	5,851,357
Selma IDB–Intl Paper	6.25%		11/1/2033	BBB	2,595	3,075,101
West Pace Coop Dist(e)	9.125%		5/1/2039	NR	4,900	4,845,365
Total						129,891,549

Education 5.53%
Athens Clarke Ed–Ugaref Cent Precinct	5.00%		6/15/2031	Aa2	2,500	2,780,625
Athens Clarke Ed–Ugaref O’Malleys Bldg	5.00%		6/15/2028	Aa2	2,000	2,297,060
Bulloch Co Dev–GA So Univ Hsg (AG)	5.25%		7/1/2028	A1	2,475	2,779,499

See Notes to Financial Statements.	59

Schedule of Investments (unaudited)(continued)

NATIONAL TAX FREE FUND March 31, 2015

				Credit
				Rating:		Principal
	Interest		Maturity	S&P or		Amount	Fair
Investments	Rate		Date	Moody’s		(000)	Value
Education (continued)
CA Fin Auth–Biola Univ	5.80%		10/1/2028	Baa1		$1,000	$1,119,830
CA Fin Auth–Emerson Clg	6.00%		1/1/2042	BBB+		1,875	2,178,769
CA Stwde–Windrush Sch(e)	5.50%		7/1/2037	NR		1,000	10
CT Hlth & Ed–Quinnipiac Univ (NPFGC)(FGIC)	5.00%		7/1/2026	AA-		3,000	3,237,060
Davie Edu Facs–Nova Southeastern Univ	6.00%		4/1/2042	Baa1		3,000	3,503,130
Detroit Sch Dist	5.00%		5/1/2029	Aa2		4,000	4,449,560
Dutchess Co LDC–Anderson Ctr	6.00%		10/1/2030	BB+		1,000	1,050,460
Gainesville Redev–Riverside Mil Admy	5.125%		3/1/2027	BB+	(a)	4,575	4,604,143
Harrisburg Auth–Univ of Science	6.00%		9/1/2036	NR		4,000	1,917,400
IL Fin Auth–IL Inst of Tech	5.00%		4/1/2019	Baa3		1,050	1,081,805
IL Fin Auth–IL Inst of Tech	5.00%		4/1/2020	Baa3		1,900	1,954,891
IL Fin Auth–IL Inst of Tech	6.25%		2/1/2019	Baa3		2,170	2,356,728
IL Fin Auth–IL Inst of Tech	7.125%		2/1/2034	Baa3		1,000	1,146,500
IL Fin Auth–Univ of Chicago	5.75%		7/1/2033	AA		4,350	5,010,765
Louisville/Jeff Co Met Clg–Bellarmine	6.00%		5/1/2038	Baa3		2,500	2,742,025
MA DFA–Wheelock Clg	5.25%		10/1/2037	BBB		3,750	4,067,062
Marietta Dev Auth–Life Univ	7.00%		6/15/2030	Ba3		5,000	5,363,600
MI Hi Ed–Creative Studies	5.875%		12/1/2028	Baa2		2,365	2,429,896
NY Dorm–Barnard Clg(c)	5.00%		7/1/2033	A1		1,000	1,174,380
NY Dorm–Barnard Clg(c)	5.00%		7/1/2035	A1		2,400	2,802,432
NY Dorm–Barnard Clg(c)	5.00%		7/1/2043	A1		9,000	10,483,470
NY Dorm–Columbia Univ(c)	5.00%		10/1/2045	AAA		2,700	3,759,291
NY Dorm–NYU	5.00%		7/1/2030	AA-		2,155	2,515,596
NY Dorm–NYU	5.00%		7/1/2031	AA-		4,215	4,900,022
NY Dorm–SUNY	5.00%		7/1/2035	Aa2		2,100	2,396,499
NY Dorm–Touro Clg	5.25%		1/1/2034	BBB-	(a)	1,270	1,457,147
NY Dorm–Touro Clg	5.50%		1/1/2039	BBB-	(a)	2,450	2,806,916
Olmos Park Hi Ed–Univ Incarnate Word	5.00%		12/1/2021	A3		1,780	2,047,908
Olmos Park Hi Ed–Univ Incarnate Word	5.00%		12/1/2022	A3		1,950	2,267,245
Olmos Park Hi Ed–Univ Incarnate Word	5.00%		12/1/2023	A3		1,285	1,520,451
PA Hi Ed–Drexel Univ	5.00%		5/1/2031	A		4,645	5,130,356
Univ of Hawaii	6.00%		10/1/2038	Aa2		1,750	2,084,320
Total							101,416,851

Financial Services 0.23%
IN Bd Bk–JP Morgan	1.14%	#	10/15/2022	A3		4,500	4,236,390

60	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

NATIONAL TAX FREE FUND March 31, 2015

			Credit
			Rating:	Principal
	Interest	Maturity	S&P or	Amount	Fair
Investments	Rate	Date	Moody’s	(000)	Value
General Obligation 12.34%
Bellwood GO	6.15%	12/1/2032	A	$2,765	$3,182,902
CA State GO	5.00%	2/1/2033	Aa3	10,000	11,470,400
CA State GO	5.25%	9/1/2024	Aa3	5,000	6,062,300
CA State GO	5.50%	3/1/2040	Aa3	9,250	10,844,237
CA State GO	5.60%	3/1/2036	Aa3	7,330	8,684,291
CA State GO	6.50%	4/1/2033	Aa3	13,400	16,261,168
Central USD (AG)	5.625%	8/1/2033	AA	2,360	2,777,248
Cook Co GO	5.00%	11/15/2024	AA	10,000	11,461,000
CT State GO(b)	5.00%	11/1/2027	AA	10,000	11,827,100
CT State GO(b)	5.00%	11/1/2028	AA	10,000	11,827,100
Guam GO	7.00%	11/15/2039	BB-	2,240	2,632,717
HI St Ser DZ(b)	5.00%	12/1/2027	AA	10,000	11,846,950
IL State GO	5.00%	3/1/2030	A-	11,500	12,244,395
Maricopa Co Elem Sch Dist #33	5.70%	7/1/2025	A1	2,385	2,729,513
Middletown CSD	5.25%	12/1/2040	AA	2,250	2,612,138
Midlothian Water Dist (AGM)	Zero Coupon	9/1/2022	AA	2,000	1,647,900
NYC GO	5.00%	10/1/2026	AA	26,860	31,900,548
NYC GO	5.00%	8/1/2027	AA	6,000	7,130,100
NYC GO	6.25%	10/15/2028	AA	5,000	5,872,700
Philadelphia GO	5.25%	7/15/2031	A+	1,400	1,635,494
Philadelphia GO	5.25%	7/15/2032	A+	3,000	3,492,090
Philadelphia GO	5.25%	7/15/2033	A+	1,000	1,160,690
Philadelphia GO (AGM)	5.25%	12/15/2027	AA	2,500	2,831,325
Pittsburgh GO (BAM)	5.00%	9/1/2029	AA	1,100	1,293,996
Pittsburgh GO (BAM)	5.00%	9/1/2030	AA	1,215	1,420,529
Pittsburgh GO (BAM)	5.00%	9/1/2032	AA	1,160	1,344,846
Port Houston Auth AMT	6.25%	10/1/2029	AAA	1,000	1,180,560
PR Comwlth GO	5.00%	7/1/2019	B	1,070	891,428
PR Comwlth GO	5.00%	7/1/2020	B	3,000	2,326,920
PR Comwlth GO	6.50%	7/1/2040	B	5,340	3,738,053
San Diego USD	5.00%	7/1/2027	AA-	3,295	3,939,831
St Pub SBA–Philadelphia Sch Dist	5.00%	4/1/2021	A+	2,250	2,596,073
St Pub SBA–Philadelphia Sch Dist	5.00%	4/1/2022	A+	2,250	2,618,325
St Pub SBA–Philadelphia Sch Dist	5.00%	4/1/2023	A+	3,250	3,739,157
Stockton USD (AGM)	5.00%	7/1/2023	AA	1,300	1,537,705
Stockton USD (AGM)	5.00%	7/1/2024	AA	1,335	1,571,295
Stockton USD (AGM)	5.00%	7/1/2026	AA	1,110	1,291,996

See Notes to Financial Statements.	61

Schedule of Investments (unaudited)(continued)

NATIONAL TAX FREE FUND March 31, 2015

				Credit
				Rating:		Principal
	Interest		Maturity	S&P or		Amount	Fair
Investments	Rate		Date	Moody’s		(000)	Value
General Obligation (continued)
Sweetwater UHSD (BAM)	5.00%		8/1/2026	AA		$5,000	$6,024,850
Sweetwater UHSD (BAM)	5.00%		8/1/2027	AA		3,500	4,166,120
Union Co Util Auth–Covanta GTD AMT	4.75%		12/1/2031	AA+		4,000	4,231,000
Total							226,046,990

Health Care 16.01%
Abag Fin Auth–Eskaton Pptys	5.00%		11/15/2035	BBB		2,600	2,801,578
Allen Co Hsp–Catholic Hlth Ptnrs	5.00%		5/1/2033	AA-		7,065	7,864,546
AZ Hlth Facs–Scottsdale Lincoln Hsp	5.00%		12/1/2042	A2		6,000	6,747,780
Brevard Co Hlth–Health First	5.00%		4/1/2039	A-		2,000	2,203,820
Brevard Co Hlth–Health First	7.00%		4/1/2033	A-		1,000	1,224,670
Butler Co Hospital Auth	5.00%		7/1/2035	Baa1		1,625	1,812,492
Butler Hlth Sys Hsp	7.125%		7/1/2029	Baa1		1,500	1,865,970
Butler Hlth Sys Hsp	7.25%		7/1/2039	Baa1		3,630	4,534,342
CA Hlth–City of Hope	5.00%		11/15/2026	A+		2,350	2,771,167
CA Hlth–Providence Hlth	6.25%		10/1/2024	AA-		2,000	2,369,560
CA Hlth–Sutter Hlth	5.25%		8/15/2031	AA-		4,500	5,250,015
CA Stwde–Eskaton Pptys	5.25%		11/15/2034	BBB		1,375	1,500,029
CA Stwde–Loma Linda Univ Med Ctr	5.50%		12/1/2054	BBB		6,875	7,711,825
Cass Co–Essentia Hlth Rmkt (AG)	5.125%		2/15/2037	AA		5,000	5,390,650
Chautauqua Co–Woman’s Christian Assn	8.00%		11/15/2030	NR		7,000	7,274,190
Chautauqua Co–Woman’s Christian Assn	8.00%		11/15/2035	NR		1,625	1,683,061
Collier Co Hlth–Moorings(c)	5.00%		5/1/2045	A+		4,000	4,455,080
Comanche Co Hsp Auth(c)	5.00%		7/1/2027	BBB-		2,355	2,538,949
Comanche Co Hsp Auth(c)	5.00%		7/1/2029	BBB-		1,000	1,065,370
Cumberland Co Mun Auth–Diakon Lutheran	6.125%		1/1/2029	BBB+	(a)	1,000	1,107,980
Delaware Co Hsp Auth–Cardinal Hlth	5.00%		8/1/2024	NR		5,500	5,838,470
Delaware Co Hsp Auth–Cardinal Hlth	5.25%		8/1/2036	NR		4,500	4,791,825
Denver Hlth & Hsp Auth	1.275%	#	12/1/2033	BBB		4,745	4,359,042
Denver Hlth & Hsp Auth	5.00%		12/1/2039	BBB		1,600	1,750,384
Denver Hlth & Hsp Auth	5.25%		12/1/2045	BBB		700	779,191
Fairfax Co IDA–Inova Hlth	5.00%		5/15/2044	AA+		3,000	3,429,060
Flint Hsp Bldg Auth–Hurley Med Ctr	7.00%		7/1/2030	Ba1		1,510	1,719,211
Franklin Co Hlth–OPRS Cmntys	6.125%		7/1/2040	BBB-		4,400	4,912,380
Gainesville & Hall Co Hsp–NE GA Hlth	5.50%		8/15/2054	AA-		4,825	5,632,850
Glynn Brunswick Mem Hsp–SE GA Hlth	5.50%		8/1/2028	A2		5,140	5,785,224
Greenville Hlth Sys	5.00%		5/1/2034	AA-		3,970	4,492,253
IL Fin Auth–Centegra Hlth	5.00%		9/1/2034	BBB		2,130	2,321,785

62	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

NATIONAL TAX FREE FUND March 31, 2015

			Credit
			Rating:		Principal
	Interest	Maturity	S&P or		Amount	Fair
Investments	Rate	Date	Moody’s		(000)	Value
Health Care (continued)
IL Fin Auth–Northwestern Mem Hsp(b)	5.75%	8/15/2030	AA+		$2,500	$2,925,150
IL Fin Auth–Rush Univ Med	5.00%	11/15/2038	A+		3,900	4,376,658
IL Fin Auth–Rush Univ Med	7.25%	11/1/2030	Aaa		3,000	3,654,960
IL Fin Auth–Silver Cross Hsp(c)	5.00%	8/15/2044	Baa1		3,625	3,951,105
IN Fin Auth–Major Hsp	5.00%	10/1/2029	Baa2		1,500	1,671,090
IN Fin Auth–Major Hsp	5.00%	10/1/2044	Baa2		5,115	5,472,692
Johnston Mem Hsp (AGM)(FHA)	5.25%	10/1/2024	AA		4,900	5,449,829
Karnes Co Hsp Dist	5.00%	2/1/2039	BBB	(a)	2,000	2,155,120
Kirkwood IDA–Aberdeen Hts	8.00%	5/15/2021	NR		1,000	1,138,400
Kirkwood IDA–Aberdeen Hts	8.00%	5/15/2029	NR		3,820	4,413,399
LA PFA–Ochsner Clinic	6.25%	5/15/2031	Baa1		8,090	9,553,966
La Verne COP–Brethren Hillcrest Homes	5.00%	5/15/2036	BBB-	(a)	1,350	1,461,335
Lucas Co Hsp–ProMedica Hlthcare	5.75%	11/15/2031	AA		3,700	4,481,773
Lufkin Hlth–Mem Hlth	6.00%	2/15/2024	Baa3		555	650,299
MA DFA–Seven Hills Fndtn(c)	5.00%	9/1/2032	BBB-		2,900	3,114,281
MA DFA–Seven Hills Fndtn(c)	5.00%	9/1/2045	BBB-		2,565	2,707,768
Martin Hsp Dist	7.25%	4/1/2036	BBB	(a)	3,000	3,403,470
MD Hlth & Hi Ed–Mercy Med Ctr	6.25%	7/1/2031	BBB		11,190	12,827,656
ME Hlth & Hi Ed–MaineGeneral Hlth	7.50%	7/1/2032	Ba1		11,150	13,533,758
Mesquite Hlth–Christian Care Ctrs	5.125%	2/15/2042	BBB-	(a)	1,000	1,049,700
MI Fin Auth–Beaumont Hlth	5.00%	8/1/2032	A1		2,000	2,270,980
MI Fin Auth–Beaumont Hlth	5.00%	8/1/2033	A1		2,500	2,828,000
Montgomery Co–Trinity Hlth	5.00%	12/1/2044	AA-		5,000	5,747,150
Montgomery Co IDA–ACTS Retirement	5.00%	11/15/2024	BBB+		3,150	3,527,370
Montgomery Co IDA–ACTS Retirement	5.00%	11/15/2025	BBB+		1,300	1,443,468
Montgomery Co IDA–Jefferson Hlth	5.00%	10/1/2027	AA		3,500	4,068,050
Nassau Co LEAC–Catholic Hlth Svcs	5.00%	7/1/2029	BBB+		1,000	1,165,650
Nassau Co LEAC–Catholic Hlth Svcs	5.00%	7/1/2030	BBB+		580	673,020
Nassau Co LEAC–Catholic Hlth Svcs	5.00%	7/1/2031	BBB+		1,620	1,871,327
NJ Hlth–Barnabas Hlth	5.625%	7/1/2037	A-		1,675	1,952,631
NJ Hlth–St Josephs Hlth	6.625%	7/1/2038	BBB-		5,500	6,189,700
NY Dorm–NYU Hsps Ctr	5.75%	7/1/2031	A-		1,985	2,341,863
NYC Hlth & Hsp Corp	5.00%	2/15/2025	Aa3		2,400	2,755,056
NYC Hlth & Hsp Corp	5.00%	2/15/2030	Aa3		5,640	6,290,405
Pell City Spl Care Facs–Noland Hlth	5.00%	12/1/2031	A		4,845	5,469,617
Pulaski Co Pub Facs–Baptist Hlth	5.00%	12/1/2039	A+		6,750	7,656,525
Pulaski Co Pub Facs–Baptist Hlth	5.00%	12/1/2042	A+		2,000	2,263,480

See Notes to Financial Statements.	63

Schedule of Investments (unaudited)(continued)

NATIONAL TAX FREE FUND March 31, 2015

			Credit
			Rating:		Principal
	Interest	Maturity	S&P or		Amount	Fair
Investments	Rate	Date	Moody’s		(000)	Value
Health Care (continued)
Regents UCal Med Ctr	5.25%	5/15/2038	AA-		$3,000	$3,478,290
Sullivan Co Hlth & Ed–Wellmont Hlth	5.25%	9/1/2036	BBB+		2,000	2,089,960
Tarrant Co Cultural–Christus Hlth (AG)	6.25%	7/1/2028	AA		1,500	1,747,125
Tarrant Co Cultural–Trinity Terrace	5.00%	10/1/2044	BBB+	(a)	550	593,995
Tarrant Co Cultural–Trinity Terrace	5.00%	10/1/2049	BBB+	(a)	750	801,428
Thomasville Hsp Auth–John Archbold	5.125%	11/1/2030	A+		2,500	2,879,000
Univ Med Ctr Corp	6.25%	7/1/2029	NR		895	1,081,053
Univ Med Ctr Corp	6.50%	7/1/2039	NR		3,025	3,685,055
Upland COP–San Antonio Cmnty Hsp COP	6.375%	1/1/2032	A-		5,000	5,886,950
WA Hlth Care–Overlake Hsp	5.00%	7/1/2038	A		4,000	4,450,120
WV Hsp–Herbert Thomas Hlth	6.25%	10/1/2023	NR		2,000	2,130,620
Total						293,315,046

Housing 1.31%
CA Muni Fin–Azusa Pacific Univ(c)	5.00%	4/1/2041	Baa3		1,750	1,891,295
CA Muni Fin–Caritas Affordable Hsg	5.25%	8/15/2039	BBB		550	614,631
CA Stwde–CHF-Irvine LLC	6.00%	5/15/2023	Baa2		5,000	5,609,300
Dekalb Newton Gwinnett Co–GGC Fndtn	6.00%	7/1/2034	A+		1,500	1,715,310
East Point Hsg–Laurel Ridge Apts AMT (FNMA)	5.00%	10/1/2032	AA+		2,475	2,493,488
HI Hsg Fin & Dev–Rent Hsg Sys Rmkt (AGM)	6.50%	7/1/2033	A2		2,000	2,181,100
LA HFA–GMF-LA Chateau	8.00%	9/1/2039	BBB		1,415	1,526,926
Los Angeles Hsg	6.25%	6/1/2034	BBB		4,220	4,606,721
Toledo/Lucas Port Auth–Univ Toledo	5.00%	7/1/2034	BBB-		1,000	1,063,070
Toledo/Lucas Port Auth–Univ Toledo	5.00%	7/1/2039	BBB-		1,150	1,200,094
Toledo/Lucas Port Auth–Univ Toledo	5.00%	7/1/2046	BBB-		1,000	1,035,870
Total						23,937,805

Lease Obligations 9.36%
CA Pub Wks–Judicial Council	5.00%	12/1/2028	A1		5,600	6,551,328
CA Pub Wks–Various Cap Proj	5.00%	4/1/2033	A1		8,500	9,582,560
CA Pub Wks–Various Cap Proj	5.125%	10/1/2031	A1		2,500	2,873,375
CA Pub Wks–Various Cap Proj	5.375%	11/1/2022	A1		5,000	5,880,700
Erie Co IDA–Buffalo Sch Dist	5.00%	5/1/2026	AA		10,275	12,351,269
Erie Co IDA–Buffalo Sch Dist	5.00%	5/1/2027	AA		2,355	2,800,236
Erie Co IDA–Buffalo Sch Dist	5.25%	5/1/2028	AA		7,000	8,331,050
Goodyear Pub Impt	6.00%	7/1/2031	AA-		2,350	2,705,391
Houston Co Coop Dist–Country Crossing	12.50%	6/7/2013	NR		1,768	247,520
IL Sports Facs Auth (AGM)	5.00%	6/15/2027	AA		3,500	3,989,510

64	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

NATIONAL TAX FREE FUND March 31, 2015

				Credit
				Rating:		Principal
	Interest		Maturity	S&P or		Amount	Fair
Investments	Rate		Date	Moody’s		(000)	Value
Lease Obligations (continued)
IN Fin Auth–I-69 AMT	5.25%		9/1/2034	BBB-		$2,400	$2,683,176
IN Fin Auth–OH River Brdgs AMT	5.00%		7/1/2035	BBB		6,500	7,095,335
IN Fin Auth–OH River Brdgs AMT	5.00%		7/1/2040	BBB		3,000	3,254,790
IN Fin Auth–OH River Brdgs AMT	5.00%		7/1/2044	BBB		3,145	3,400,531
Indianapolis Local Pub Impt Bd Bk(b)	5.50%		2/1/2033	Aa2		12,000	14,194,260
MI Fin Auth–Detroit Sch Dist	5.50%		6/1/2021	A+		10,000	11,448,400
NJ EDA–Goethals Brdg AMT	5.625%		1/1/2052	BBB-		7,500	8,432,550
NJ EDA–Sch Facs	1.62%	#	3/1/2028	A2		4,625	4,512,474
NJ EDA–Sch Facs (AGM)	5.00%		6/15/2033	AA		10,840	11,867,849
NJ Trans Trust Fund	5.00%		12/15/2023	A2		4,425	5,087,113
NY UDC–PIT(b)	5.00%		12/15/2025	AAA		1,980	2,198,043
NY UDC–PIT(b)	5.00%		12/15/2026	AAA		2,870	3,186,053
NYC TFA–Bldg Aid	5.00%		7/15/2030	AA		10,000	11,611,500
NYC TFA–Bldg Aid	5.00%		7/15/2031	AA		6,000	6,936,720
PA IDA–Economic Dev	5.50%		7/1/2023	A+		2,630	2,981,552
Philadelphia Muni Auth	6.375%		4/1/2029	A+		2,000	2,347,760
Sacramento City Fing Auth (AMBAC)	5.25%		12/1/2023	A+		3,150	3,853,710
San Diego PFA–Master Lease	5.25%		9/1/2035	AA-		5,000	5,675,500
San Jose Fing Auth–Civic Ctr	5.00%		6/1/2027	AA		4,500	5,351,310
Total							171,431,565

Other Revenue 7.69%
Apache Co Poll Ctl–Tucson Elec	4.50%		3/1/2030	A3		8,015	8,625,342
Arlington Hi Ed Fin Corp–Arlington Classics	7.65%		8/15/2040	BB+		5,750	6,401,820
Austin Convention†	5.75%		1/1/2034	BB		5,000	5,183,300
Austin Convention CR (BHAC)(XLCA)	5.00%		1/1/2034	AA+		2,400	2,543,184
Baker Correctional Dev	7.50%		2/1/2030	NR		3,500	2,614,325
Baytown Twp–St Croix Prep Admy	6.75%		8/1/2028	BB		1,455	1,520,970
Brooklyn Arena LDC–Barclays Ctr	6.375%		7/15/2043	BBB-		9,000	10,664,010
CA Infra & Econ Dev–Gladstone Inst	5.25%		10/1/2034	A-		8,100	9,250,281
Cleveland Arpt	5.00%		1/1/2030	A-		2,000	2,201,440
Clifton Higher Ed–IDEA Pub Schs	6.00%		8/15/2043	BBB		1,000	1,189,510
Clifton Higher Ed–Uplift Education	5.70%		12/1/2025	BBB-		2,000	2,300,480
Clifton Higher Ed–Uplift Education	6.00%		12/1/2030	BBB-		1,000	1,160,160
DC Rev–KIPP Chtr Sch	6.00%		7/1/2043	BBB+		1,000	1,153,630
DC Rev–KIPP Chtr Sch	6.00%		7/1/2048	BBB+		1,000	1,151,340
Doctor Charles Drew Admy COP(e)	5.70%		11/1/2036	NR		1,480	296,000
FL DFC–Renaissance Chtr Sch	7.625%		6/15/2041	BB-	(a)	5,500	6,085,090

See Notes to Financial Statements.	65

Schedule of Investments (unaudited)(continued)

NATIONAL TAX FREE FUND March 31, 2015

				Credit
				Rating:		Principal
	Interest		Maturity	S&P or		Amount	Fair
Investments	Rate		Date	Moody’s		(000)	Value
Other Revenue (continued)
Hammond Loc Pub Impt–Charter Sch	6.75%		8/15/2035	BB+		$1,000	$1,012,450
IL Fin Auth–Noble Chrter Schs	6.125%		9/1/2039	BBB		5,100	5,739,387
IN Fin Auth–Drexel Foundation	7.00%		10/1/2039	BB-		1,250	1,283,788
Indianapolis Local Pub Impt Bd Bk	5.00%		2/1/2031	Aa2		6,645	7,563,738
Kansas City IDA–Derrick Thomas Sch†	5.875%		1/1/2037	NR		1,850	464,905
Long Beach Nat Gas–ML	1.623%	#	11/15/2027	A-		9,000	8,279,820
MA DFA–Broad Inst	5.25%		4/1/2037	AA-		7,250	8,344,822
Maverick Co PFC(e)	6.375%		2/1/2029	NR		2,580	1,238,400
Met Boston Trans Pkg Corp	5.25%		7/1/2033	A+		11,000	12,704,010
MI Fin Auth–Student Loan AMT	5.00%		11/1/2020	A1		1,750	1,965,460
MI Fin Auth–Student Loan AMT	5.00%		11/1/2021	A1		1,500	1,697,700
MI Fin Auth–Student Loan AMT	5.00%		11/1/2022	A1		1,650	1,869,549
MI Pub Ed–Bradford Admy	8.75%		9/1/2039	NR		2,250	1,282,500
Middlesex Co Impt Auth–Heldrich Ctr(e)	6.125%		1/1/2025	NR		1,250	64,500
Middlesex Co Impt Auth–Heldrich Ctr(e)	6.25%		1/1/2037	NR		1,700	87,720
Milwaukee Redev–Admy of Learning(e)	5.50%		8/1/2022	NR		300	135,000
Milwaukee Redev–Admy of Learning(e)	5.65%		8/1/2037	NR		250	112,500
Mohave Co IDA–Mohave Prison	8.00%		5/1/2025	BBB+		6,500	7,545,980
NJ EDA–Team Academy	6.00%		10/1/2043	BBB		3,500	4,027,135
Pima Co IDA–American Charter Sch	5.50%		7/1/2026	BB	(a)	3,500	3,488,065
San Antonio Hotel & Conv Ctr AMT (AMBAC)	5.00%		7/15/2034	BBB		1,275	1,288,005
San Antonio Hotel & Conv Ctr AMT (AMBAC)	5.00%		7/15/2039	BBB		7,000	7,069,370
TX PFA–Uplift Education	5.875%		12/1/2036	BBB-		1,145	1,251,588
Total							140,857,274

Special Tax 2.76%
Allentown Neighborhood Impt	5.00%		5/1/2035	Baa2		4,300	4,695,686
Aurora TIF–East River	6.75%		12/30/2027	NR		830	911,548
Baltimore Spl Oblig–E Baltimore Resrch	7.00%		9/1/2038	NR		1,500	1,631,115
Fontana PFA–North Fontana Redev (AMBAC)	5.50%		9/1/2032	A+		2,000	2,005,860
Gramercy Farms CDD~	Zero Coupon		5/1/2039	NR		5,240	786,000
Gramercy Farms Cmnty Dev Dist(e)	5.25%		5/1/2039	NR		1,340	13
HI Dept Homelands	5.875%		4/1/2034	A1		3,000	3,283,950
Houston Co Coop Dist–Country Crossing	10.00%		5/1/2039	NR		5,000	550,000
Inland Valley Redev Agy	5.25%		9/1/2037	A-		3,375	3,885,064
Irvine CFD–Great Park	5.00%		9/1/2044	NR		500	559,680
Millsboro Spl Oblig–Plantation Lakes	5.45%		7/1/2036	NR		2,047	1,602,514
NJ EDA–Kapkowski Rd Landfill	6.50%		4/1/2028	Ba2		2,325	2,920,363

66	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

NATIONAL TAX FREE FUND March 31, 2015

			Credit
			Rating:	Principal
	Interest	Maturity	S&P or	Amount	Fair
Investments	Rate	Date	Moody’s	(000)	Value
Special Tax (continued)
Rancho Cucamonga Redev Agy (AGM)	5.00%	9/1/2030	AA	$1,000	$1,173,650
Rancho Cucamonga Redev Agy (AGM)	5.00%	9/1/2031	AA	1,400	1,630,566
Riverside Co Redev Agy–Tax Alloc	6.50%	10/1/2040	BBB+	2,000	2,365,500
Riverside Co Redev Agy–Tax Alloc (8.50% after 10/1/2021)~	Zero Coupon	10/1/2041	A-	11,195	9,687,145
San Diego Redev Agy–No Pk Redev	7.00%	11/1/2039	A-	2,500	2,980,125
San Francisco Redev–Mission Bay South	5.00%	8/1/2043	BBB+	1,400	1,538,922
San Francisco Redev–Mission Bay South	7.00%	8/1/2033	BBB+	1,000	1,214,740
San Francisco Redev–Mission Bay South	7.00%	8/1/2041	BBB+	1,400	1,696,464
Sparks Tourism Impt Dist†	6.50%	6/15/2020	B1	1,535	1,667,348
Sparks Tourism Impt Dist†	6.75%	6/15/2028	B1	2,500	2,690,375
Stone Canyon CID(e)	5.70%	4/1/2022	NR	1,000	480,000
Stone Canyon CID(e)	5.75%	4/1/2027	NR	1,300	624,000
Total					50,580,628

Tax Revenue 6.43%
Guam Ltd Oblig–Section 30 Landfill	5.75%	12/1/2034	BBB+	3,690	4,167,597
MA Sch Bldg Auth–Sales Tax(b)	5.00%	10/15/2032	AA+	20,000	23,166,800
NJ EDA–Cigarette Tax	4.25%	6/15/2027	BBB+	4,000	4,265,360
NJ EDA–Cigarette Tax	5.00%	6/15/2023	BBB+	2,000	2,287,840
NJ EDA–Cigarette Tax	5.00%	6/15/2025	BBB+	1,000	1,126,530
NY Dorm–PIT	5.00%	3/15/2025	AAA	4,590	5,429,419
NY Dorm–PIT	5.00%	3/15/2026	AAA	2,580	3,035,886
NY UDC–PIT	5.00%	3/15/2028	AAA	5,000	5,666,650
NYC TFA–Future Tax(b)	5.00%	2/1/2027	AAA	12,000	13,982,940
NYC TFA–Future Tax(b)	5.00%	2/1/2028	AAA	4,000	4,660,980
PR Corp Sales Tax	5.00%	8/1/2040	B	5,040	3,477,650
PR Corp Sales Tax	5.00%	8/1/2043	B	5,130	2,988,225
PR Corp Sales Tax	5.25%	8/1/2041	B	7,165	4,263,175
PR Corp Sales Tax	5.375%	8/1/2039	B	6,510	3,906,000
PR Corp Sales Tax	5.50%	8/1/2040	B	5,580	3,389,850
PR Corp Sales Tax	6.125%	8/1/2029	B	2,000	1,375,220
San Joaquin Co Trsp Auth	5.50%	3/1/2041	AA	14,000	16,521,960
San Jose Spl Tax–Conv Ctr	6.125%	5/1/2031	A2	4,190	5,080,878
Virgin Islands PFA–Matching Fund	5.25%	10/1/2029	Baa2	4,500	5,029,920
Yorba Linda Redev Agy	6.00%	9/1/2026	A-	1,145	1,411,522
Yorba Linda Redev Agy	6.50%	9/1/2032	A-	2,000	2,507,500
Total					117,741,902

See Notes to Financial Statements.	67

Schedule of Investments (unaudited)(continued)

NATIONAL TAX FREE FUND March 31, 2015

			Credit
			Rating:	Principal
	Interest	Maturity	S&P or	Amount	Fair
Investments	Rate	Date	Moody’s	(000)	Value
Tobacco 3.58%
Buckeye Tobacco	5.125%	6/1/2024	B-	$13,500	$11,545,740
Golden St Tobacco	4.50%	6/1/2027	B	3,720	3,614,538
Golden St Tobacco	5.00%	6/1/2033	B-	2,245	1,886,743
Golden St Tobacco(c)	5.00%	6/1/2045	A1	3,750	4,247,475
Railsplitter Tobacco Settlement Auth	6.00%	6/1/2028	A-	5,625	6,696,506
RI Tob Settlement	5.00%	6/1/2035	A-	6,750	7,391,385
SD Edu Enhancement Fding Corp	5.00%	6/1/2026	A-	2,005	2,297,971
Tobacco Settlement Auth WA	5.00%	6/1/2020	A	4,490	5,216,662
Tobacco Settlement Auth WA	5.00%	6/1/2022	A	4,500	5,310,855
Tobacco Settlement Auth WA	5.25%	6/1/2032	A-	2,000	2,246,560
Tobacco Settlement Fin Corp NJ	4.625%	6/1/2026	B+	3,750	3,596,512
Tobacco Settlement Fin Corp NJ	4.75%	6/1/2034	B2	6,255	4,781,885
Tobacco Settlement Fin Corp VA	5.00%	6/1/2047	B-	5,195	3,715,932
TSASC	5.00%	6/1/2026	BB-	3,070	3,093,915
Total					65,642,679

Transportation 20.23%
Atlanta Arpt–PFC	5.00%	1/1/2028	A+	1,000	1,178,890
Atlanta Arpt–PFC	5.00%	1/1/2031	A+	5,000	5,809,850
Austin Arpt AMT	5.00%	11/15/2039	A1	5,000	5,629,500
Central TX Mobility Auth	6.00%	1/1/2041	BBB	10,000	11,956,200
Central TX Tpk	5.00%	8/15/2033	BBB+	4,550	5,083,169
Charlotte Arpt	5.00%	7/1/2031	Aa3	4,815	5,621,079
Chicago Midway Arpt AMT	5.00%	1/1/2026	A-	2,000	2,307,240
Chicago O’Hare Arpt	5.625%	1/1/2035	A2	1,000	1,151,190
Cleveland Arpt (AMBAC)	5.25%	1/1/2020	A-	2,550	2,919,521
Dallas Area Rapid Transit(b)	5.00%	12/1/2022	AA+	9,645	10,972,007
Dallas Area Rapid Transit(b)	5.00%	12/1/2023	AA+	6,135	6,979,084
Dallas Area Rapid Transit(b)	5.00%	12/1/2028	AA+	7,160	8,145,108
Delaware River Port Auth	5.00%	1/1/2034	A	7,200	8,222,688
E470 Pub Hwy Auth (NPFGC)(FGIC)	Zero Coupon	9/1/2032	AA-	4,200	2,184,462
E470 Pub Hwy Auth (NPFGC)(FGIC)	Zero Coupon	9/1/2037	AA-	7,720	2,788,387
Foothill / Eastern Corridor Toll Rd	Zero Coupon	1/15/2033	BBB-	4,500	2,032,425
Foothill / Eastern Corridor Toll Rd	6.00%	1/15/2049	BBB-	5,000	5,942,050
Foothill / Eastern Corridor Toll Rd	6.00%	1/15/2053	BBB-	8,000	9,487,280
HI Arpt	5.00%	7/1/2034	A	3,000	3,386,280
Houston Arpt–Continental Airlines AMT	5.00%	7/15/2035	B+	4,000	4,220,280
Houston Arpt–Continental Airlines AMT	6.625%	7/15/2038	B+	2,500	2,943,250

68	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

NATIONAL TAX FREE FUND March 31, 2015

			Credit
			Rating:	Principal
	Interest	Maturity	S&P or	Amount	Fair
Investments	Rate	Date	Moody’s	(000)	Value
Transportation (continued)
Lee Co Arpt AMT	5.375%	10/1/2032	A	$3,645	$4,042,852
Los Angeles Dept Arpts–LAX AMT	5.00%	5/15/2045	AA	3,250	3,685,922
Louisville Regl Airport AMT	5.00%	7/1/2021	A+	1,250	1,478,738
Louisville Regl Airport AMT	5.00%	7/1/2022	A+	1,625	1,928,111
Louisville Regl Airport AMT	5.00%	7/1/2023	A+	2,250	2,668,500
Met DC Arpt–Dulles Toll Road	5.00%	10/1/2053	BBB+	2,375	2,544,100
Met DC Arpt AMT	5.00%	10/1/2026	AA-	2,500	2,927,650
Met DC Arpt AMT	5.00%	10/1/2027	AA-	3,250	3,833,570
Met DC Arpt AMT	5.00%	10/1/2028	AA-	2,000	2,302,840
Miami Dade Co–Rickenbacker Cswy	5.00%	10/1/2030	BBB+	550	632,451
Miami Dade Co–Rickenbacker Cswy	5.00%	10/1/2032	BBB+	1,160	1,323,676
Miami Dade Co–Rickenbacker Cswy	5.00%	10/1/2043	BBB+	1,500	1,683,000
Miami Dade Co Aviation–MIA AMT	5.00%	10/1/2027	A	3,250	3,815,857
Miami Dade Co Aviation–MIA AMT	5.00%	10/1/2028	A	4,435	5,155,155
Miami Dade Co Aviation–MIA AMT	5.00%	10/1/2029	A	2,500	2,883,650
Miami Dade Co Expwy Auth	5.00%	7/1/2026	A-	2,500	2,951,475
Miami Dade Co Expwy Auth	5.00%	7/1/2027	A-	2,000	2,338,080
Mid–Bay Bridge Auth	7.25%	10/1/2034	BBB-	7,500	9,243,750
Minneapolis / St Paul Met Arpts	5.00%	1/1/2027	A	3,100	3,651,924
Minneapolis / St Paul Met Arpts	5.00%	1/1/2031	A	2,000	2,310,560
MTA NY	5.00%	11/15/2030	AA-	5,095	5,877,796
MTA NY	6.50%	11/15/2028	AA-	7,500	8,823,825
Niagara Frontier Trsp–Buffalo Intl Arpt AMT	5.00%	4/1/2025	Baa1	2,750	3,166,707
Niagara Frontier Trsp–Buffalo Intl Arpt AMT	5.00%	4/1/2026	Baa1	1,000	1,138,880
NJ Trans Trust Fund	6.00%	6/15/2035	A2	4,500	5,419,260
North Hudson Sewerage Auth	5.00%	6/1/2026	A-	4,915	5,705,430
North TX Twy Auth	5.00%	9/1/2028	AA+	10,000	11,816,300
North TX Twy Auth	5.75%	1/1/2033	A3	5,705	6,313,723
North TX Twy Auth	6.00%	1/1/2025	A2	615	690,713
OK Tpk Auth(b)	5.00%	1/1/2026	AA-	11,000	12,828,420
OK Tpk Auth(b)	5.00%	1/1/2027	AA-	5,000	5,831,100
PA Econ Dev–Rapid Bridge AMT	5.00%	12/31/2038	BBB	2,500	2,736,150
PA Econ Dev–Rapid Bridge AMT	5.00%	6/30/2042	BBB	3,500	3,817,310
PA Tpk Commn	5.00%	12/1/2032	A-	7,000	7,772,380
PA Tpk Commn	5.625%	6/1/2029	A-	3,310	3,723,353
PA Tpk Commn (6.00% after 12/1/2015)~	Zero Coupon	12/1/2034	A-	12,000	13,009,920

See Notes to Financial Statements.	69

Schedule of Investments (unaudited)(continued)

NATIONAL TAX FREE FUND March 31, 2015

			Credit
			Rating:	Principal
	Interest	Maturity	S&P or	Amount	Fair
Investments	Rate	Date	Moody’s	(000)	Value
Transportation (continued)
Port Auth NY & NJ–JFK IAT CR (AGM)	6.00%	12/1/2042	AA	$1,875	$2,235,713
Port Auth NY & NJ AMT	5.00%	12/1/2021	AA-	6,365	7,558,883
Port Oakland AMT	5.00%	5/1/2028	A+	2,350	2,635,643
Port Oakland AMT (NPFGC)(FGIC)	5.00%	11/1/2026	AA-	2,285	2,479,796
Port of Portland–Portland Intl Arpt AMT	5.00%	7/1/2039	AA-	2,000	2,250,220
PR Hwy & Trans Auth (AG)(AGM)	5.50%	7/1/2025	AA	2,000	2,179,720
Regional Trans Dist–Denver Trans	6.00%	1/15/2034	Baa3	1,800	2,070,468
Regional Trans Dist COP	5.375%	6/1/2031	Aa3	5,200	5,938,452
San Antonio Arpt AMT (AGM)	5.25%	7/1/2032	AA	1,500	1,615,710
San Francisco Arpt AMT	5.00%	5/1/2025	A+	10,000	11,365,100
San Francisco Arpt AMT	5.25%	5/1/2033	A+	7,000	8,041,040
San Joaquin Hills Trsp Corridor	5.00%	1/15/2050	BBB-	12,750	13,978,717
San Jose Arpt AMT	5.00%	3/1/2022	A2	1,290	1,512,254
San Jose Arpt AMT	5.00%	3/1/2023	A2	1,000	1,176,850
San Jose Arpt AMT	6.25%	3/1/2034	A2	5,000	5,900,750
St Louis Arpt–Lambert Intl Arpt	6.25%	7/1/2029	A-	3,020	3,595,310
VA Port Auth AMT	5.00%	7/1/2029	Aa3	8,615	9,984,440
VA Small Bus Fing–95 Express Lanes AMT	5.00%	7/1/2034	BBB-	1,500	1,609,695
VA Small Bus Fing–95 Express Lanes AMT	5.00%	1/1/2040	BBB-	4,880	5,200,958
VA Small Bus Fing–Elizabeth River AMT	5.25%	1/1/2032	BBB-	6,100	6,756,970
VA Small Bus Fing–Elizabeth River AMT	6.00%	1/1/2037	BBB-	1,500	1,746,375
Wayne Co Arpt AMT	5.00%	12/1/2039	A	1,700	1,840,692
Total					370,706,824

Utilities 10.23%
Amr Muni Pwr–Prairie St Energy	5.25%	2/15/2027	A1	175	194,439
Atlanta Wtr & Wastewtr	6.00%	11/1/2028	AA-	3,000	3,638,040
Atlanta Wtr & Wastewtr	6.00%	11/1/2029	AA-	4,000	4,850,720
Baltimore Wastewtr	5.00%	7/1/2039	AA-	4,250	4,905,137
Baltimore Water	5.00%	7/1/2032	AA-	2,435	2,868,527
Central Plains–Goldman Sachs	5.00%	9/1/2032	A-	5,000	5,540,800
Central Plains–Goldman Sachs	5.25%	9/1/2037	A-	8,585	9,599,575
Chicago Wastewater	5.00%	1/1/2039	AA-	2,550	2,799,594
Chicago Water	5.00%	11/1/2039	AA-	2,600	2,905,994
Chula Vista IDR–San Diego G & E Rmkt	5.875%	1/1/2034	Aa2	2,125	2,506,161
Compton Water	6.00%	8/1/2039	NR	5,500	5,941,870
DE EDA–NRG Energy	5.375%	10/1/2045	Baa3	8,250	9,086,385
El Dorado Irrigation Dist (AGM)	5.00%	3/1/2034	AA	3,600	4,113,864

70	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

NATIONAL TAX FREE FUND March 31, 2015

				Credit
				Rating:		Principal
	Interest		Maturity	S&P or		Amount	Fair
Investments	Rate		Date	Moody’s		(000)	Value
Utilities (continued)
FL Muni Pwr Agy	6.25%		10/1/2031	A2		$4,000	$4,815,080
HI Dept Budget–Hawaiian Electric AMT (FGIC)	4.60%		5/1/2026	Baa1		2,295	2,383,472
IN Fin Auth–Ohio Vly Elec	5.00%		6/1/2032	BBB-		2,250	2,428,020
IN Fin Auth–Ohio Vly Elec	5.00%		6/1/2039	BBB-		2,000	2,142,660
IN Muni Pwr	5.25%		1/1/2030	A+		2,000	2,345,560
IN Muni Pwr	5.25%		1/1/2032	A+		2,050	2,378,103
Jefferson Co Sewer (AGM)	5.50%		10/1/2053	AA		2,015	2,270,563
Lansing Brd Wtr & Light	5.00%		7/1/2030	AA-		4,735	5,438,905
Long Beach Nat Gas–ML	5.50%		11/15/2037	A-		3,300	4,099,920
Los Angeles USD	5.00%		7/1/2023	Aa2		5,000	6,210,900
Louisville/Jeff Co Met Swr Dist	5.00%		5/15/2028	AA		9,710	11,500,136
Maricopa Co Poll Ctl–El Paso Elec	7.25%		2/1/2040	Baa1		3,500	4,089,155
Met Atlanta Rapid Trans Auth (AGM)	5.00%		7/1/2034	AA+		10,000	10,794,800
Met St Louis Sewer Dist	5.75%		5/1/2038	AAA		1,760	1,933,008
New Orleans Water	5.00%		12/1/2034	BBB+		1,000	1,128,140
North Sumter Co Util Dep Dist	5.375%		10/1/2030	A		5,000	5,769,800
OH Air Quality–FirstEnergy	3.625%		12/1/2033	BBB-		1,250	1,305,325
OH Air Quality–FirstEnergy	5.70%		8/1/2020	BBB-		3,250	3,730,675
OH Air Quality–Ohio Vly Elec	5.625%		10/1/2019	BBB-		4,620	5,238,572
Omaha Pub Pwr Dist	5.25%		2/1/2042	A1		3,500	4,120,165
Palm Beach Co Solid Waste	5.50%		10/1/2028	AA+		3,000	3,471,420
Pima CO IDA–Tucson Elec	4.00%		9/1/2029	A3		5,040	5,301,727
PR Aqueduct & Swr Auth	5.75%		7/1/2037	B		7,280	5,005,437
PR Aqueduct & Swr Auth	6.00%		7/1/2044	B		2,885	1,969,099
PR Elec Pwr Auth	0.871%	#	7/1/2031	CCC		4,000	2,249,760
Sabine River Auth–TXU(e)	5.80%		7/1/2022	C	(a)	1,000	50,000
Sacramento MUD	5.00%		8/15/2027	AA-		1,650	1,974,770
Salt Verde Fin Corp–Citi	5.25%		12/1/2027	A-		3,435	4,163,186
Southern CA Pub Pwr Auth–Goldman Sachs	1.641%	#	11/1/2038	A-		3,000	2,662,500
TEAC–Goldman Sachs	5.625%		9/1/2026	BBB	(a)	3,000	3,573,570
TX Muni Gas Acq & Supply–Macquarie	5.00%		12/15/2028	A3		3,000	3,372,360
TX Muni Gas Acq & Supply–Macquarie	5.00%		12/15/2029	A3		9,455	10,587,425
Total							187,455,319
Total Municipal Bonds (cost $1,759,962,865)							1,883,260,822

See Notes to Financial Statements.	71

Schedule of Investments (unaudited)(continued)

NATIONAL TAX FREE FUND March 31, 2015

					Shares	Fair
Investments					(000)	Value
SHORT-TERM INVESTMENTS 0.87%

Money Market Mutual Fund 0.00%
Dreyfus Municipal Cash Management Plus (cost $908)					–(i)	$908

				Credit
				Rating:	Principal
		Interest	Maturity	S&P or	Amount
		Rate	Date	Moody’s	(000)
Municipal Bond 0.09%

Tax Revenue
MI Fin Auth–Detroit Sch Dist (cost $1,600,000)		2.85%	8/20/2015	NR	$1,600	1,606,576

		Interest
		Rate	Final
	Interest	Reset	Maturity
	Rate#	Date(d)	Date
Variable Rate Demand Notes 0.78%

General Obligation 0.16%
NYC GO	0.11%	4/1/2015	4/1/2035	AA	3,000	3,000,000

Utilities 0.62%
Las Vegas Valley Water District	0.05%	4/1/2015	6/1/2036	AA+	5,425	5,425,000
Las Vegas Valley Water District	0.05%	4/1/2015	6/1/2036	AA+	6,000	6,000,000
Total						11,425,000
Total Variable Rate Demand Notes (cost $14,425,000)						14,425,000
Total Short-Term Investments (cost $16,025,908)						16,032,484
Total Investments in Securities 103.66% (cost $1,775,988,773)						1,899,293,306
Liabilities in Excess of Cash and Other Assets(h) (3.66%)						(67,137,026)
Net Assets 100.00%						$1,832,156,280

Open Futures Contracts at March 31, 2015:

					Unrealized
Type	Expiration	Contracts	Position	Fair Value	Depreciation
U.S. 10-Year Treasury Note	June 2015	227	Short	$(29,261,719)	$(200,743)
Ultra Long U.S. Treasury Bond	June 2015	85	Short	(14,439,375)	(61,400)
Totals				$(43,701,094)	$(262,143)

Note: See Footnotes to Schedules of Investments on page 111 of this report.

72	See Notes to Financial Statements.

Schedule of Investments (unaudited)(concluded)

NATIONAL TAX FREE FUND March 31, 2015

The following is a summary of the inputs used as of March 31, 2015 in valuing the Fund’s financial instruments carried at fair value(1):

Investment Type(2)(3)	Level 1	Level 2	Level 3	Total
Municipal Bonds	$–	$1,884,867,398	$–	$1,884,867,398
Money Market Mutual Fund	908	–	–	908
Variable Rate Demand Notes	–	14,425,000	–	14,425,000
Total	$908	$1,899,292,398	$–	$1,899,293,306

Liabilities
Trust Certificates(4)	$–	$(62,165,000)	$–	$(62,165,000)
Total	$–	$(62,165,000)	$–	$(62,165,000)

Other Financial Instruments
Futures Contracts
Assets	$–	$–	$–	$–
Liabilities	(262,143)	–	–	(262,143)
Total	$(262,143)	$–	$–	$(262,143)

(1)	Refer to Note 2(i) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry.
(3)	There were no level transfers during the period ended March 31, 2015.
(4)	Refer to Note 2(h) for a description of Municipal Bonds held in Trust.

See Notes to Financial Statements.	73

Schedule of Investments (unaudited)

HIGH YIELD MUNICIPAL BOND FUND March 31, 2015

			Credit
			Rating:		Principal
	Interest	Maturity	S&P or		Amount	Fair
Investments	Rate	Date	Moody’s		(000)	Value
MUNICIPAL BONDS 100.56%

Corporate-Backed 15.03%
AK IDA–Anchorage Sportsplex(e)	6.12%	8/1/2031	NR		$3,285	$1,248,300
Aleutians E Burough–Pribilof Islands (ACA)	5.50%	6/1/2025	NR		1,375	1,390,455
Aleutians E Burough–Pribilof Islands (ACA)	5.50%	6/1/2036	NR		3,210	3,231,603
Allegheny Co IDA–US Steel	6.875%	5/1/2030	BB-		6,050	6,917,570
Beauregard Parish–Office Max	6.80%	2/1/2027	B3		5,000	5,054,600
Brazos River Auth–TXU Rmkt AMT(e)	7.70%	4/1/2033	C	(a)	2,000	100,000
Brazos River Auth–TXU Rmkt AMT†(e)	8.25%	5/1/2033	NR		2,000	100,000
Build NYC Res Corp–Pratt Paper AMT†	5.00%	1/1/2035	NR		1,450	1,567,189
CA Poll Ctl–Poseidon Res AMT†	5.00%	11/21/2045	Baa3		9,000	9,808,740
Clayton Co SFR–Delta Airlines AMT	9.00%	6/1/2035	BB-		7,520	7,594,147
Cleveland Arpt–Continental Airlines AMT	5.375%	9/15/2027	B+		15,240	15,313,914
Cleveland Arpt–Continental Airlines AMT	5.70%	12/1/2019	B+		2,555	2,564,121
Courtland IDB–Intl Paper AMT	5.20%	6/1/2025	BBB		5,545	5,580,044
Fort Bend IDC–NRG Energy	4.75%	11/1/2042	Baa3		3,000	3,143,760
Gloucester Co Poll Ctl–Logan AMT	5.00%	12/1/2024	BBB-		2,000	2,268,600
Greater Orlando Aviation–Jet Blue AMT	5.00%	11/15/2036	NR		1,670	1,703,367
Houston Arpt–Continental Airlines AMT	5.00%	7/1/2029	B+		4,200	4,528,398
IA Fin Auth–Alcoa	4.75%	8/1/2042	BBB-		4,130	4,324,853
IA Fin Auth–Iowa Fertilizer Co	5.25%	12/1/2025	BB-		16,835	18,872,035
IA Fin Auth–Iowa Fertilizer Co	5.50%	12/1/2022	BB-		13,000	13,904,020
IL Fin Auth–Leafs Hockey Club(e)	5.875%	3/1/2027	NR		1,500	120,000
IL Fin Auth–Leafs Hockey Club(e)	6.00%	3/1/2037	NR		1,450	116,000
IL Fin Auth–United Sports/ Barrington†(e)	6.125%	10/1/2027	NR		1,475	50,784
IL Fin Auth–United Sports/ Barrington†(e)	6.25%	10/1/2037	NR		6,525	224,656
MA Port Auth–Delta Airlines AMT (AMBAC)	5.50%	1/1/2016	NR		1,830	1,832,141
MA Port Auth–Delta Airlines AMT (AMBAC)	5.50%	1/1/2022	NR		10,015	10,022,211
Maricopa Co IDA–Waste Mgmt AMT	3.375%	12/1/2031	A-		4,165	4,433,684
Martin Co IDA–Indiantown Cogen AMT	4.20%	12/15/2025	Ba1		8,500	8,694,905
MD EDC–Chesapeake Bay Hyatt(e)	5.00%	12/1/2016	NR		3,430	1,783,600
Niagara Area Dev Corp–Covanta AMT†	5.25%	11/1/2042	Ba2		15,660	16,247,250
NJ EDA–Continental Airlines AMT	4.875%	9/15/2019	B+		1,515	1,595,022
NJ EDA–Continental Airlines AMT	5.125%	9/15/2023	B+		5,125	5,628,326
NJ EDA–Continental Airlines AMT	5.25%	9/15/2029	B+		13,935	15,310,942
NJ EDA–Continental Airlines AMT	5.50%	4/1/2028	B+		5,965	5,985,699
NJ EDA–Continental Airlines AMT	5.50%	6/1/2033	B+		1,885	2,106,016
NJ EDA–Continental Airlines AMT	5.625%	11/15/2030	B+		2,500	2,850,125

74	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

HIGH YIELD MUNICIPAL BOND FUND March 31, 2015

			Credit
			Rating:		Principal
	Interest	Maturity	S&P or		Amount	Fair
Investments	Rate	Date	Moody’s		(000)	Value
Corporate-Backed (continued)
NY Liberty Dev Corp–3 WTC†	5.00%	11/15/2044	NR		$44,725	$47,129,863
NY Liberty Dev Corp–3 WTC†	7.25%	11/15/2044	NR		4,000	4,861,240
NYC IDA–British Airways AMT	5.25%	12/1/2032	BB		9,515	9,549,635
NYC IDA–Jetblue AMT	5.00%	5/15/2020	B		1,125	1,127,610
NYC IDA–Jetblue AMT	5.125%	5/15/2030	B		1,000	1,002,350
NYC IDA–Queens Stadium (AMBAC)	5.00%	1/1/2046	BB+		2,000	2,067,060
NYC IDA–TRIPS AMT	5.00%	7/1/2028	BBB		6,135	6,719,052
PA Econ Dev–Natl Gypsum AMT	5.50%	11/1/2044	NR		1,000	1,036,100
PA Econ Dev–US Airways	8.00%	5/1/2029	B		2,460	2,966,981
Port Bay City Auth–Celanese AMT	6.50%	5/1/2026	BB-		6,120	6,132,118
Port Corpus Christi Auth–Celanese	6.45%	11/1/2030	BB-		1,750	1,754,743
Richland Co Env Impt–Intl Paper AMT	3.875%	4/1/2023	BBB		4,000	4,320,960
Rockdale Co Dev–Visy Paper AMT	6.125%	1/1/2034	NR		6,000	6,127,380
Rumford Solid Waste–Office Max AMT	6.875%	10/1/2026	B3		1,500	1,516,380
Salem Co Poll Ctl–Chambers AMT	5.00%	12/1/2023	BBB		4,145	4,714,067
Valparaiso Facs–Pratt Paper AMT	5.875%	1/1/2024	NR		1,500	1,740,525
Valparaiso Facs–Pratt Paper AMT	7.00%	1/1/2044	NR		2,000	2,462,160
West Pace Coop Dist(e)	9.125%	5/1/2039	NR		13,770	13,616,465
WI PFA–Natl Gypsum AMT	5.25%	4/1/2030	NR		2,000	2,071,480
WI PFA–TRIPS AMT	5.00%	7/1/2042	BBB		6,000	6,404,880
Total						313,538,126

Education 4.35%
Buffalo & Erie IDC–Medaille Clg	5.00%	4/1/2022	BB+		1,185	1,266,362
Buffalo & Erie IDC–Medaille Clg	5.25%	4/1/2035	BB+		2,885	3,000,083
CA Muni Fin–Julian Chtr Sch†	5.625%	3/1/2045	BB-		5,000	5,031,750
CA Stwde–Windrush Sch(e)	5.50%	7/1/2037	NR		7,225	72
Dutchess Co LDC–Anderson Ctr	6.00%	10/1/2030	BB+		1,720	1,806,791
Gainesville Redev–Riverside Mil Admy	5.125%	3/1/2027	BB+	(a)	1,375	1,383,759
Gainesville Redev–Riverside Mil Admy	5.125%	3/1/2037	BB+	(a)	4,000	3,879,480
Harrisburg Auth–Univ of Science	6.00%	9/1/2036	NR		12,725	6,099,729
IA HI Ed–Wartburg Clg	5.00%	10/1/2032	BB	(a)	5,000	5,194,550
IA HI Ed–Wartburg Clg	5.00%	10/1/2037	BB	(a)	4,750	4,796,313
IL Fin Auth–IL Inst of Tech	5.00%	4/1/2021	Baa3		4,325	4,440,867
IL Fin Auth–IL Inst of Tech	5.00%	4/1/2023	Baa3		4,000	4,061,680
IL Fin Auth–IL Inst of Tech	5.00%	4/1/2025	Baa3		2,500	2,532,425
IL Fin Auth–IL Inst of Tech	5.00%	4/1/2031	Baa3		2,700	2,712,987
IL Fin Auth–IL Inst of Tech	7.125%	2/1/2034	Baa3		2,500	2,866,250

See Notes to Financial Statements.	75

Schedule of Investments (unaudited)(continued)

HIGH YIELD MUNICIPAL BOND FUND March 31, 2015

			Credit
			Rating:		Principal
	Interest	Maturity	S&P or		Amount	Fair
Investments	Rate	Date	Moody’s		(000)	Value
Education (continued)
Marietta Dev Auth–Life Univ	7.00%	6/15/2030	Ba3		$5,000	$5,363,600
NJ Ed Facs–Univ Med & Dent	7.125%	12/1/2023	NR		4,000	4,957,240
NJ Ed Facs–Univ Med & Dent	7.50%	12/1/2032	NR		2,000	2,508,960
NY Dorm–Touro Clg	5.50%	1/1/2044	BBB-	(a)	3,885	4,434,572
NY Dorm–Yeshiva Univ (AMBAC)	5.125%	7/1/2034	B3		5,350	5,362,144
OH Hi Ed–Ashland Univ	6.25%	9/1/2024	Caa2		4,985	4,942,627
Phoenix IDA–Basis Schs	5.00%	7/1/2045	BB		2,500	2,523,750
Univ of California†(b)	5.75%	5/15/2031	AA		7,000	8,300,810
VA Clg Bldg Auth–Marymount Univ(c)	5.00%	7/1/2045	BB+		3,110	3,301,700
Total						90,768,501

General Obligation 5.25%
Arkansas City Bldg–So Cent Reg Med	6.75%	9/1/2038	Ba1		6,360	6,792,734
Bellwood GO	5.875%	12/1/2027	A		3,000	3,433,410
Bellwood GO	6.15%	12/1/2032	A		2,770	3,188,658
CA State GO	5.00%	9/1/2025	Aa3		7,000	8,400,840
Guam GO	6.75%	11/15/2029	BB-		8,690	10,129,238
Guam GO	7.00%	11/15/2039	BB-		2,235	2,626,840
IL State GO	5.00%	8/1/2025	A-		2,685	2,921,253
Maverick Co GO	8.75%	3/1/2034	NR		2,450	2,487,240
Maverick Co GO	8.75%	3/1/2034	NR		5,390	5,471,928
NYC GO(b)	5.125%	3/1/2026	AA		10,000	11,434,750
Oakland USD	6.125%	8/1/2029	NR		1,500	1,695,645
Pasadena USD	4.125%	5/1/2037	Aa2		2,775	2,916,470
Philadelphia GO	5.00%	7/15/2038	A+		2,500	2,807,200
PR Comwlth GO	4.00%	7/1/2020	B		1,175	899,639
PR Comwlth GO	5.00%	7/1/2019	B		5,075	4,228,033
PR Comwlth GO	5.00%	7/1/2020	B		10,410	8,074,412
PR Comwlth GO	5.00%	7/1/2020	B		3,000	2,326,920
PR Comwlth GO	5.00%	7/1/2021	B		1,270	934,466
PR Comwlth GO	5.00%	7/1/2022	B		2,970	2,147,874
PR Comwlth GO	5.00%	7/1/2033	B		2,595	1,719,525
PR Comwlth GO	5.25%	7/1/2019	B		2,525	2,109,890
PR Comwlth GO	5.25%	7/1/2022	B		4,170	3,037,803
PR Comwlth GO	5.25%	7/1/2037	B		5,000	3,312,500
PR Comwlth GO	5.625%	7/1/2032	B		4,765	3,276,462
PR Comwlth GO	5.625%	7/1/2033	B		4,030	2,735,806
PR Comwlth GO	6.00%	7/1/2038	B		3,000	2,077,530

76	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

HIGH YIELD MUNICIPAL BOND FUND March 31, 2015

			Credit
			Rating:		Principal
	Interest	Maturity	S&P or		Amount	Fair
Investments	Rate	Date	Moody’s		(000)	Value
General Obligation (continued)
PR Comwlth GO	6.00%	7/1/2039	B		$5,000	$3,450,050
PR Comwlth GO	6.00%	7/1/2039	B		2,000	1,380,020
PR Comwlth GO (AMBAC)	4.50%	7/1/2023	Caa1		2,225	2,161,899
Woonsocket GO	7.125%	6/15/2016	B3		1,345	1,379,782
Total						109,558,817

Health Care 25.61%
Abag Fin Auth–Eskaton Pptys	5.00%	11/15/2035	BBB		2,350	2,532,196
Alachua Co Hlth–East Ridge Ret Vlg	6.25%	11/15/2044	BB	(a)	2,750	3,040,702
Alachua Co Hlth–East Ridge Ret Vlg	6.375%	11/15/2049	BB	(a)	1,000	1,099,890
Alachua Co IDA–No FL Retirement Vlg	5.875%	11/15/2036	NR		10,000	10,060,400
Alachua Co IDA–No FL Retirement Vlg	5.875%	11/15/2042	NR		4,500	4,516,380
AZ Hlth Facs–Beatitudes	5.20%	10/1/2037	NR		9,710	9,623,484
Botetourt Co RCF–Glebe	6.00%	7/1/2034	NR		2,480	2,574,141
Botetourt Co RCF–Glebe	6.00%	7/1/2044	NR		6,485	6,589,927
Butler Co Hospital Auth	5.00%	7/1/2039	Baa1		1,625	1,805,148
CA Stwde–Eskaton Pptys	5.25%	11/15/2034	BBB		1,640	1,789,125
CA Stwde–LA Jewish Home	4.75%	8/1/2020	NR		1,425	1,433,123
CA Stwde–Loma Linda Univ Med Ctr	5.25%	12/1/2044	BBB		5,025	5,587,850
CA Stwde–Loma Linda Univ Med Ctr	5.50%	12/1/2054	BBB		5,625	6,309,675
CA Stwde–So Cal Presbyterian†	7.00%	11/15/2029	BBB-		1,000	1,185,910
CA Stwde–So Cal Presbyterian†	7.25%	11/15/2041	BBB-		2,500	2,979,750
CA Stwde–Terraces San Joaquin	5.625%	10/1/2032	NR		1,000	1,079,470
CA Stwde–Terraces San Joaquin	6.00%	10/1/2042	NR		2,570	2,792,511
CA Stwde–Terraces San Joaquin	6.00%	10/1/2047	NR		1,000	1,080,010
Chesterfield Co EDA–Brandermill Woods	5.00%	1/1/2032	NR		2,000	2,057,480
Chesterfield Co EDA–Brandermill Woods	5.125%	1/1/2043	NR		1,000	1,021,350
CO Hlth Facs–American Baptist	7.75%	8/1/2029	NR		5,770	6,432,281
CO Hlth Facs–American Baptist	7.75%	8/1/2039	NR		5,045	5,543,446
CO Hlth Facs–Christian Living Cmnty	5.25%	1/1/2037	NR		1,000	1,043,730
Collier CO IDA–Arlington of Naples†	7.75%	5/15/2035	NR		2,000	2,280,560
Collier CO IDA–Arlington of Naples†	8.125%	5/15/2044	NR		3,000	3,419,730
Comanche Co Hsp Auth(c)	5.00%	7/1/2025	BBB-		2,115	2,319,605
Cumberland Co Mun Auth–Asbury	5.25%	1/1/2041	NR		2,000	2,081,560
Cumberland Co Mun Auth–Asbury	5.40%	1/1/2022	NR		585	623,943
Cumberland Co Mun Auth–Asbury	6.00%	1/1/2040	NR		2,000	2,148,800
Cuyahoga Co Hlth–Eliza Jennings	6.00%	5/15/2037	NR		4,300	4,388,537
Cuyahoga Co Hlth–Eliza Jennings	6.00%	5/15/2042	NR		2,500	2,548,450

See Notes to Financial Statements.	77

Schedule of Investments (unaudited)(continued)

HIGH YIELD MUNICIPAL BOND FUND March 31, 2015

			Credit
			Rating:		Principal
	Interest	Maturity	S&P or		Amount	Fair
Investments	Rate	Date	Moody’s		(000)	Value
Health Care (continued)
Decatur Hsp–Wise Hlth	5.25%	9/1/2044	BB+		$5,620	$6,083,706
Denver Hlth & Hsp Auth	5.25%	12/1/2045	BBB		3,700	4,118,581
Fairfax Co EDA–Vinson Hall	5.00%	12/1/2032	NR		1,000	1,044,230
Fairfax Co EDA–Vinson Hall	5.00%	12/1/2042	NR		2,800	2,835,140
Flint Hsp Bldg Auth–Hurley Med Ctr	7.00%	7/1/2030	Ba1		4,225	4,810,374
Flint Hsp Bldg Auth–Hurley Med Ctr	7.375%	7/1/2035	Ba1		2,620	3,022,327
Flint Hsp Bldg Auth–Hurley Med Ctr	7.50%	7/1/2039	Ba1		800	924,664
Gainesville & Hall Co Hsp–NE GA Hlth	5.50%	8/15/2054	AA-		3,600	4,202,748
Gaithersburg Eco Dev–Asbury	6.00%	1/1/2023	BBB	(a)	3,385	3,866,178
Hanover Co EDA–Covenant Woods	5.00%	7/1/2042	NR		2,000	2,044,960
Hanover Co EDA–Covenant Woods	5.00%	7/1/2047	NR		1,985	2,024,720
Harris Co Cultural Ed–Brazos	5.00%	1/1/2033	BB+	(a)	545	562,614
Harris Co Cultural Ed–Brazos	5.00%	1/1/2038	BB+	(a)	510	521,460
Harris Co Cultural Ed–Brazos	5.125%	1/1/2048	BB+	(a)	1,535	1,559,867
Harris Co Cultural Ed–Brazos	7.00%	1/1/2043	BB+	(a)	3,000	3,502,680
Harris Co Cultural Ed–Childrens Med	5.00%	10/1/2024	AA		6,000	6,920,700
Harris Co Cultural Ed–Childrens Med	5.25%	10/1/2029	AA		4,000	4,617,560
HFDC Cent TX–Legacy/Willow Bend	5.625%	11/1/2026	NR		1,850	1,890,626
HFDC Cent TX–Legacy/Willow Bend	5.75%	11/1/2036	NR		5,500	5,579,090
Holmes Co Hsp–Doctors Mem Hsp	5.75%	11/1/2026	NR		5,095	5,124,449
Holmes Co Hsp–Doctors Mem Hsp	6.00%	11/1/2038	NR		7,115	7,105,679
Howard Co Retmt Cmnty–Vantage House	5.25%	4/1/2027	NR		1,200	1,209,564
Howard Co Retmt Cmnty–Vantage House	5.25%	4/1/2037	NR		5,000	4,912,950
IL Fin Auth–Clare At Water Tower(e)	Zero Coupon	5/15/2050	NR		4,800	480
IL Fin Auth–Clare At Water Tower(e)	5.125%	5/15/2018	NR		3,500	350
IL Fin Auth–Clare At Water Tower(e)	5.20%	5/15/2015	NR		700	70
IL Fin Auth–Clare At Water Tower(e)	5.30%	5/15/2016	NR		700	70
IL Fin Auth–Clare At Water Tower(e)	6.00%	5/15/2028	NR		2,800	280
IL Fin Auth–Clare At Water Tower(e)	6.125%	5/15/2041	NR		3,500	350
IL Fin Auth–Clare Oaks~	Zero Coupon	11/15/2052	NR		2,845	94,451
IL Fin Auth–Clare Oaks~	Zero Coupon	11/15/2052	NR		569	187,894
IL Fin Auth–Clare Oaks	Zero Coupon	11/15/2052	NR		569	123,400
IL Fin Auth–Clare Oaks	4.00%	11/15/2052	NR		4,550	2,893,948
IL Fin Auth–Clare Oaks	7.00%	11/15/2017	NR		520	521,305
IL Fin Auth–Clare Oaks	7.00%	11/15/2027	NR		940	939,887
IL Fin Auth–Friendship Vlg Shaumburg	5.375%	2/15/2025	BB-	(a)	4,000	4,002,320
IL Fin Auth–Friendship Vlg Shaumburg	5.625%	2/15/2037	BB-	(a)	3,975	3,975,437

78	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

HIGH YIELD MUNICIPAL BOND FUND March 31, 2015

			Credit
			Rating:		Principal
	Interest	Maturity	S&P or		Amount	Fair
Investments	Rate	Date	Moody’s		(000)	Value
Health Care (continued)
IL Fin Auth–Friendship Vlg Shaumburg	7.25%	2/15/2045	BB-	(a)	$3,500	$3,776,675
IL Fin Auth–Landing / Plymouth Place	6.00%	5/15/2043	NR		2,165	2,174,093
IL Fin Auth–Northwestern Mem Hsp†(b)	5.75%	8/15/2030	AA+		5,000	5,850,300
IL Fin Auth–Rush Univ Med	5.00%	11/15/2039	A+		3,900	4,373,460
IL Fin Auth–Rush Univ Med	7.25%	11/1/2030	Aaa		3,000	3,654,960
IL Fin Auth–Silver Cross Hsp(c)	5.00%	8/15/2044	Baa1		3,625	3,951,105
IL Fin Auth–Smith Vlg	5.25%	11/15/2016	NR		1,580	1,603,115
IL Fin Auth–Three Crowns Pk Plaza	5.875%	2/15/2038	NR		4,500	4,527,360
IN Fin Auth–Major Hsp	5.00%	10/1/2044	Baa2		3,550	3,798,251
Karnes Co Hsp Dist	5.00%	2/1/2039	BBB	(a)	1,000	1,077,560
Karnes Co Hsp Dist	5.00%	2/1/2044	BBB	(a)	1,255	1,342,687
Kent Hsp Fin Auth–Metropolitan Hsp	5.75%	7/1/2025	BB+		3,395	3,431,564
Kent Hsp Fin Auth–Metropolitan Hsp	6.00%	7/1/2035	BB+		4,575	4,624,867
Kirkwood IDA–Aberdeen Hts	8.00%	5/15/2021	NR		1,000	1,138,400
Kirkwood IDA–Aberdeen Hts	8.00%	5/15/2029	NR		2,820	3,258,059
Kirkwood IDA–Aberdeen Hts	8.25%	5/15/2039	NR		6,695	7,744,508
KY EDA–Masonic Homes	5.375%	11/15/2032	NR		3,000	3,128,220
LA Env Facs–St James Place	6.00%	11/15/2035	NR		1,485	1,498,811
LA Env Facs–St James Place	6.25%	11/15/2045	NR		6,100	6,155,998
LA PFA–Lake Charles Mem Hsp†	6.375%	12/1/2034	NR		5,840	6,431,826
LA PFA–Ochsner Clinic	6.50%	5/15/2037	Baa1		8,250	9,756,202
Lubbock Hlth–Carillon	6.30%	7/1/2019	NR		4,010	4,137,438
MA DFA–Seven Hills Fndtn(c)	5.00%	9/1/2032	BBB-		5,905	6,341,320
MA DFA–Seven Hills Fndtn(c)	5.00%	9/1/2045	BBB-		5,000	5,278,300
MA Hlth & Ed–Emerson Hsp (RADIAN)	5.00%	8/15/2025	NR		4,000	4,040,520
Martin Hsp Dist	7.25%	4/1/2036	BBB	(a)	3,450	3,913,990
MD Hlth & HI Ed–Doctors Cmnty Hsp	5.75%	7/1/2038	Baa3		4,400	4,739,152
ME Hlth & Hi Ed–MaineGeneral Hlth	6.00%	7/1/2026	Ba1		200	228,176
Mesquite Hlth–Christian Care Ctrs	5.125%	2/15/2042	BBB-	(a)	1,000	1,049,700
MI Fin Auth–Beaumont Hlth	5.00%	8/1/2032	A1		2,000	2,270,980
MI Fin Auth–Beaumont Hlth	5.00%	8/1/2033	A1		2,500	2,828,000
Multnomah Co Hsp Facs–Mirabella	5.40%	10/1/2044	NR		3,250	3,560,765
Muskingum Co Hsp–Genesis Hlthcare	5.00%	2/15/2033	BB+		2,765	2,932,670
Muskingum Co Hsp–Genesis Hlthcare	5.00%	2/15/2044	BB+		8,175	8,492,272
NC Med–Lutheran Svcs	4.75%	3/1/2032	NR		1,250	1,294,625
NC Med–Lutheran Svcs	5.00%	3/1/2037	NR		1,000	1,041,430
NC Med–Lutheran Svcs	5.00%	3/1/2042	NR		1,000	1,032,370

See Notes to Financial Statements.	79

Schedule of Investments (unaudited)(continued)

HIGH YIELD MUNICIPAL BOND FUND March 31, 2015

			Credit
			Rating:		Principal
	Interest	Maturity	S&P or		Amount	Fair
Investments	Rate	Date	Moody’s		(000)	Value
Health Care (continued)
New Hope Cultural–Wesleyan Homes	5.50%	1/1/2049	NR		$2,630	$2,671,370
NJ EDA–Lions Gate	5.00%	1/1/2034	NR		500	515,320
NJ EDA–Lions Gate	5.25%	1/1/2044	NR		1,000	1,036,810
NJ EDA–Seashore Gardens	5.30%	11/1/2026	NR		1,250	1,129,200
NJ EDA–Seashore Gardens	5.375%	11/1/2036	NR		6,880	5,631,142
NM Hsp–Gerald Champion Hsp	5.50%	7/1/2042	B+		2,625	2,651,276
OH Hsp–Cleveland Clinic†(b)	5.50%	1/1/2034	AA-		13,500	15,308,460
Onondaga CDC–St Josephs Hsp	4.50%	7/1/2032	BB		6,360	6,321,904
Onondaga CDC–St Josephs Hsp	5.125%	7/1/2031	BB		1,250	1,359,225
Orange Co Hlth–Orlando Lutheran	5.375%	7/1/2020	NR		970	975,898
Orange Co Hlth–Orlando Lutheran	5.50%	7/1/2038	NR		6,550	6,637,573
Orange Co Hlth–Orlando Lutheran	5.70%	7/1/2026	NR		2,920	2,935,943
Palm Beach Co Hlth–Sinai Residences	7.50%	6/1/2049	NR		2,325	2,665,752
Palomar Hlth Care Dist COP	5.50%	11/1/2019	Ba1		5,000	5,401,900
Philadelphia Hsps–Temple Univ Hlth	5.50%	7/1/2026	BB+		3,500	3,682,910
Philadelphia Hsps–Temple Univ Hlth	5.625%	7/1/2036	BB+		6,250	6,723,625
Philadelphia Hsps–Temple Univ Hlth	5.625%	7/1/2042	BB+		10,675	11,429,295
Red River Hlth–Methodist Ret Cmnty	7.75%	11/15/2044	NR		1,500	1,780,200
Red River Hlth–Methodist Ret Cmnty	8.00%	11/15/2049	NR		1,000	1,197,110
Rochester Hlth Care–Samaritan Bethany	6.875%	12/1/2029	NR		1,945	2,141,426
Rochester Hlth Care–Samaritan Bethany	7.375%	12/1/2041	NR		6,000	6,701,520
Salem Hsp Fac–Capital Manor	5.625%	5/15/2032	NR		1,000	1,120,760
Salem Hsp Fac–Capital Manor	6.00%	5/15/2047	NR		1,600	1,731,520
San Buenaventura–Cmnty Mem Hlth	8.00%	12/1/2026	BB		10,000	13,096,800
Sarasota Hlth–Manatee	5.75%	7/1/2037	NR		2,895	2,942,160
Sarasota Hlth–Manatee	5.75%	7/1/2045	NR		6,435	6,512,542
Sayre Mem Hsp Auth	6.00%	7/1/2037	NR		4,000	2,731,200
SC Jobs EDA–Hampton Regl Med	5.25%	11/1/2028	NR		12,000	12,022,800
SE Port Auth–Memorial Hlth	5.00%	12/1/2035	BB	(a)	750	774,915
SE Port Auth–Memorial Hlth	5.00%	12/1/2043	BB	(a)	750	767,250
SE Port Auth–Memorial Hlth	5.50%	12/1/2043	BB	(a)	1,100	1,165,879
SE Port Auth–Memorial Hlth	6.00%	12/1/2042	BB	(a)	1,300	1,424,215
Shelby Co Hlth Ed Hsg–Vlg Germantwn	5.00%	12/1/2032	NR		2,100	2,192,169
St Paul Port Auth–Healtheast Midway	5.75%	5/1/2025	BB+		1,520	1,525,320
St Paul Port Auth–Healtheast Midway	5.875%	5/1/2030	BB+		1,000	1,003,350
Suffolk Co IDA–Eastern LI Hsp Assn†	5.50%	1/1/2037	NR		1,380	1,384,899
Tarrant Co Cultural–Trinity Terrace	5.00%	10/1/2044	BBB+	(a)	1,200	1,295,988

80	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

HIGH YIELD MUNICIPAL BOND FUND March 31, 2015

			Credit
			Rating:		Principal
	Interest	Maturity	S&P or		Amount	Fair
Investments	Rate	Date	Moody’s		(000)	Value
Health Care (continued)
Tarrant Co Cultural–Trinity Terrace	5.00%	10/1/2049	BBB+	(a)	$2,635	$2,815,682
Upper IL River Vy–Pleasant View	7.25%	11/15/2040	NR		1,200	1,291,200
Upper IL River Vy–Pleasant View	7.375%	11/15/2045	NR		1,550	1,668,529
Vigo Co Hsp–Union Hsp†	5.70%	9/1/2037	NR		9,250	9,396,982
Vigo Co Hsp–Union Hsp†	5.75%	9/1/2042	NR		2,000	2,029,940
Vigo Co Hsp–Union Hsp	8.00%	9/1/2041	NR		2,955	3,574,693
WA Hsg–Mirabella	6.50%	10/1/2032	NR		2,000	2,144,300
WA Hsg–Mirabella	6.75%	10/1/2047	NR		3,000	3,223,980
WA Hsg–Rockwood†	6.00%	1/1/2024	NR		1,665	1,773,125
Western IL EDA–Carthage Mem Hsp	7.00%	6/1/2033	NR		2,890	2,975,717
WI Hlth & Ed–Sauk-Prairie Mem Hsp	5.375%	2/1/2048	Ba1		4,000	4,166,880
WI Hlth & Ed–Wheaton Franciscan Hlth	5.125%	8/15/2030	A-		3,000	3,131,520
WI PFA–Las Ventanas Retirement	7.00%	10/1/2042	NR		6,895	6,965,881
WI PFA–Las Ventanas Retirement Ser B-1	Zero Coupon	10/1/2042	NR		2,961	1,059,831
WI PFA–Las Ventanas Retirement Ser C-1	Zero Coupon	10/1/2042	NR		2,961	30
WI PFA–Rose Villa	5.75%	11/15/2044	NR		2,035	2,110,926
Wilson Co Hsp	5.60%	9/1/2036	NR		3,530	3,530,424
Woodbury Hsg–St Therese	5.25%	12/1/2049	NR		2,000	2,059,440
Woodbury Hsg–St Therese	5.125%	12/1/2044	NR		2,500	2,542,700
WV Hsp–Herbert Thomas Hlth	6.50%	10/1/2028	NR		5,000	5,341,650
WV Hsp–Herbert Thomas Hlth	6.50%	10/1/2038	NR		2,000	2,080,160
Total						534,167,218

Housing 1.04%
Alachua Co Hlth–Oak Hammock	8.00%	10/1/2042	NR		700	884,429
Alachua Co Hlth–Oak Hammock	8.00%	10/1/2046	NR		1,000	1,256,810
CA Muni Fin–Caritas Affordable Hsg	5.25%	8/15/2039	BBB		550	614,631
CA Stwde–American Baptist	5.00%	10/1/2043	BBB+	(a)	2,450	2,634,558
LA HFA–GMF-LA Chateau	8.00%	9/1/2039	BBB		3,300	3,561,030
Met Govt Nashville H & E–Prestige Pt(e)	7.50%	12/20/2040	NR		3,930	2,358,000
MI Strategic Fd–Evangelical Homes	5.25%	6/1/2032	BB+	(a)	1,500	1,589,790
MI Strategic Fd–Evangelical Homes	5.50%	6/1/2047	BB+	(a)	4,000	4,150,520
NYC Hsg–8 Spruce St	4.50%	2/15/2048	NR		3,000	3,088,020
Saline EDC–Evangelical Homes	5.50%	6/1/2047	BB+	(a)	1,500	1,556,445
Total						21,694,233

See Notes to Financial Statements.	81

Schedule of Investments (unaudited)(continued)

HIGH YIELD MUNICIPAL BOND FUND March 31, 2015

			Credit
			Rating:		Principal
	Interest	Maturity	S&P or		Amount	Fair
Investments	Rate	Date	Moody’s		(000)	Value
Lease Obligations 2.40%
CA Pub Wks–State Prisons	5.75%	10/1/2031	A1		$1,500	$1,809,525
CA Pub Wks–Various Cap Proj	5.00%	4/1/2034	A1		5,000	5,623,350
Houston Co Coop Dist–Country Crossing	12.50%	6/7/2013	NR		4,199	587,860
IL Sports Facs Auth (AGM)	5.00%	6/15/2027	AA		3,500	3,989,510
IN Fin Auth–I-69 AMT	5.25%	9/1/2034	BBB-		1,600	1,788,784
IN Fin Auth–OH River Brdgs AMT	5.00%	7/1/2035	BBB		2,155	2,352,376
IN Fin Auth–OH River Brdgs AMT	5.00%	7/1/2040	BBB		2,320	2,517,038
IN Fin Auth–OH River Brdgs AMT	5.00%	7/1/2044	BBB		8,000	8,650,000
NJ EDA–Goethals Brdg AMT	5.375%	1/1/2043	BBB-		1,000	1,118,560
NJ EDA–Goethals Brdg AMT	5.625%	1/1/2052	BBB-		5,000	5,621,700
NJ Trans Trust Fund	5.00%	6/15/2032	A2		5,000	5,281,000
Philadelphia Muni Auth	6.375%	4/1/2029	A+		2,000	2,347,760
PR Pub Bldg Auth GTD	5.25%	7/1/2033	B		3,365	2,204,546
PR Pub Fin Corp	5.50%	8/1/2031	B		12,250	6,256,565
Total						50,148,574

Other Revenue 7.99%
Apache Co Poll Ctl–Tucson Elec	4.50%	3/1/2030	A3		5,120	5,509,888
Baker Correctional Dev	7.50%	2/1/2030	NR		8,400	6,274,380
Baltimore Conv Ctr–Hilton Hotel	5.875%	9/1/2039	Ba2		10,845	11,263,183
Baltimore Conv Ctr–Hilton Hotel (XLCA)	5.25%	9/1/2039	Ba1		2,995	3,072,271
Baytown Twp–St Croix Prep Admy	6.75%	8/1/2028	BB		3,450	3,606,423
CA Fin Auth–High Tech†	6.125%	7/1/2038	BB	(a)	1,250	1,274,288
CA Sch Fin Auth–KIPP LA	5.125%	7/1/2044	BB+		2,390	2,509,165
Chester Co IDA–Collegium Chtr Sch	5.375%	10/15/2042	BBB-		5,000	5,088,100
Clifton Higher Ed–IDEA Pub Schs	6.00%	8/15/2043	BBB		1,000	1,189,510
Doctor Charles Drew Admy COP(e)	5.70%	11/1/2036	NR		1,735	347,000
Downtown Phoenix Hotel Corp (FGIC)	5.00%	7/1/2029	BB+		5,000	5,059,900
Downtown Phoenix Hotel Corp (FGIC)	5.00%	7/1/2036	BB+		5,650	5,688,646
FL DFC–Palm Bay Admy(e)	6.00%	5/15/2036	NR		2,000	1,283,760
FL DFC–Palm Bay Admy(e)	6.125%	5/15/2037	NR		1,855	1,190,687
FL DFC–Renaissance Chtr Sch	7.50%	6/15/2033	BB-	(a)	6,000	6,682,440
Florence Twn IDA–Legacy Trad Sch	6.00%	7/1/2043	BB		3,250	3,523,975
IA Fin Auth–Childserve	5.375%	6/1/2026	NR		1,795	1,796,274
IA Fin Auth–Childserve	5.50%	6/1/2031	NR		1,000	1,000,580
IA Fin Auth–Childserve	5.55%	6/1/2036	NR		4,960	4,962,133
IN Fin Auth–Drexel Foundation	7.00%	10/1/2039	BB-		1,250	1,283,787
Kansas City IDA–Derrick Thomas Sch†	5.875%	1/1/2037	NR		6,570	1,651,041

82	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

HIGH YIELD MUNICIPAL BOND FUND March 31, 2015

				Credit
				Rating:		Principal
	Interest	Maturity		S&P or		Amount	Fair
Investments	Rate	Date		Moody’s		(000)	Value
Other Revenue (continued)
La Vernia Hi Ed–Amigos/Friends Life	6.25%	2/15/2026		NR		$1,000	$1,006,690
La Vernia Hi Ed–Amigos/Friends Life	6.375%	2/15/2037		NR		1,220	1,223,294
La Vernia Hi Ed–Life Schools of Dallas	7.25%	8/15/2031		BBB-		4,750	5,966,570
Lombard PFC–Conf Ctr & Hotel(e)	7.125%	1/1/2036		NR		8,500	4,675,000
Maverick Co PFC(e)	6.25%	2/1/2024		NR		4,135	1,984,800
Maverick Co PFC(e)	6.375%	2/1/2029		NR		1,640	787,200
MD EDC–Chesapeake Bay Hyatt(e)	5.00%	12/1/2031		NR		15,200	7,904,000
MD EDC–Chesapeake Bay Hyatt(e)	5.25%	12/1/2031		NR		3,000	1,560,000
MI Pub Ed–Bradford Admy†	6.50%	9/1/2037		NR		5,500	3,135,000
MI Pub Ed–Bradford Admy	8.75%	9/1/2039		NR		2,250	1,282,500
MI Pub Ed–Crescent Admy	7.00%	10/1/2036		NR		707	720,603
MI St Strategic Fd(f)	Zero Coupon	–	(g)	NR		5,000	500
Middlesex Co Impt Auth–Heldrich Ctr(e)	6.125%	1/1/2025		NR		2,790	143,964
Middlesex Co Impt Auth–Heldrich Ctr(e)	6.25%	1/1/2037		NR		5,755	296,958
Milwaukee Redev–Admy of Learning(e)	5.65%	8/1/2037		NR		3,340	1,503,000
Mohave Co IDA–Mohave Prison	8.00%	5/1/2025		BBB+		10,250	11,899,430
North TX Edu Fin Corp–Uplift Education	5.125%	12/1/2042		BBB-		1,000	1,079,740
NYC IDA–Queens Stadium (AMBAC)	5.00%	1/1/2023		BB+		635	669,614
NYC IDA–Queens Stadium (AMBAC)	5.00%	1/1/2036		BB+		3,165	3,276,566
NYC IDA–Queens Stadium (AMBAC)	5.00%	1/1/2039		BB+		4,740	4,903,009
Ohio St Pollution Ctl Rev(e)	5.625%	3/1/2015		NR		2,965	297
Overland Pk Dev–Conv Ctr (AMBAC)	5.125%	1/1/2032		BB+		7,000	7,031,290
Palm Bay Ed–Patriot Charter Sch(e)	6.75%	7/1/2022		NR		1,460	438,000
Palm Bay Ed–Patriot Charter Sch(e)	7.00%	7/1/2036		NR		5,000	1,500,000
Palm Beach Co–G Star Sch of Arts	6.75%	5/15/2035		NR		2,425	2,425,509
Pima Co IDA–American Charter Sch	5.50%	7/1/2026		BB	(a)	5,000	4,982,950
Pima Co IDA–American Charter Sch	5.625%	7/1/2038		BB	(a)	4,245	4,092,732
Pima Co IDA–Horizon Learning Ctr	5.25%	6/1/2035		BBB		5,000	5,002,650
Plymouth Ed Ctr Charter Sch	5.375%	11/1/2030		B-		1,425	995,662
Provo Charter Sch–Freedom Admy	5.50%	6/15/2037		NR		3,690	3,724,428
San Antonio Hotel & Conv Ctr AMT (AMBAC)	5.00%	7/15/2034		BBB		3,140	3,172,028
San Antonio Hotel & Conv Ctr AMT (AMBAC)	5.00%	7/15/2039		BBB		3,540	3,575,081
Yonkers EDC–Charter Sch Ed Excellence	6.00%	10/15/2030		BB		1,300	1,386,034
Total							166,602,530

Special Tax 7.82%
Anne Arundel Co–Natl Business Pk	5.625%	7/1/2025		NR		1,000	1,078,600
Anne Arundel Co–Natl Business Pk	6.10%	7/1/2040		NR		2,250	2,425,410

See Notes to Financial Statements.	83

Schedule of Investments (unaudited)(continued)

HIGH YIELD MUNICIPAL BOND FUND March 31, 2015

			Credit
			Rating:	Principal
	Interest	Maturity	S&P or	Amount	Fair
Investments	Rate	Date	Moody’s	(000)	Value
Special Tax (continued)
Anne Arundel Co Spl Tax–Vlgs Two Rivers	5.125%	7/1/2036	NR	$1,030	$1,067,132
Anne Arundel Co Spl Tax–Vlgs Two Rivers	5.25%	7/1/2044	NR	2,150	2,219,918
Arborwood CDD	Zero Coupon	5/1/2025	NR	635	657,835
Arborwood CDD	Zero Coupon	5/1/2036	NR	780	846,604
Arborwood CDD	Zero Coupon	5/1/2036	NR	75	81,404
Arborwood CDD	5.35%	5/1/2036	NR	4,860	4,861,507
Aurora TIF–East River	6.50%	12/30/2023	NR	2,215	2,433,753
Aurora TIF–East River	6.75%	12/30/2027	NR	1,365	1,499,111
Baltimore Spl Oblig–E Baltimore Resrch	7.00%	9/1/2038	NR	3,500	3,805,935
Brentwood Infra Fin Auth	5.00%	9/2/2036	NR	7,500	8,325,525
Capital Region CDD–St Joe Company	7.00%	5/1/2039	NR	4,260	4,325,689
Compton Redev Agy	6.00%	8/1/2042	NR	4,750	4,886,657
Corona Norco Sch Dist PFA	5.00%	9/1/2023	BBB+	790	933,053
Corona Norco Sch Dist PFA	5.00%	9/1/2026	BBB+	625	717,800
Corona Norco Sch Dist PFA	5.00%	9/1/2027	BBB+	1,250	1,426,613
Corona Norco Sch Dist PFA	5.00%	9/1/2032	BBB+	1,190	1,335,632
Corona Norco Sch Dist PFA	5.00%	9/1/2035	BBB+	585	650,696
Durbin Crossing CDD	5.50%	5/1/2037	NR	5,200	5,200,208
Grandview IDA–Grandview Crossing(e)	5.75%	12/1/2028	NR	1,000	200,000
Hesperia Pub Fin Auth (XLCA)	5.00%	9/1/2031	NR	6,615	6,837,661
Houston Co Coop Dist–Country Crossing	10.00%	5/1/2039	NR	11,325	1,245,750
Inglewood Redev Agy (AMBAC)	5.00%	5/1/2033	BBB+	12,000	12,333,120
Inland Valley Redev Agy	5.25%	9/1/2037	A-	3,375	3,885,064
Irvine CFD–Great Park	5.00%	9/1/2039	NR	1,000	1,127,910
Irvine CFD–Great Park	5.00%	9/1/2044	NR	500	559,680
Lake Elsinore PFA	5.00%	9/1/2035	NR	1,000	1,110,530
Lake Elsinore PFA	5.00%	9/1/2040	NR	4,000	4,366,240
Lancaster Redev Agy	6.875%	8/1/2034	BBB	1,000	1,174,760
Lancaster Redev Agy	6.875%	8/1/2039	NR	570	707,096
Lancaster Redev Agy	6.875%	8/1/2039	BBB	430	505,147
Magnolia West CDD(e)	5.35%	5/1/2037	NR	3,830	3,523,600
Millsboro Spl Oblig–Plantation Lakes	5.45%	7/1/2036	NR	5,358	4,194,564
Nthrn Palm Bch Co Impt Dist	5.00%	8/1/2046	NR	5,000	5,070,350
NYC IDA–Queens Stadium (AMBAC)	5.00%	1/1/2031	BB+	6,110	6,336,009
Orange Grove CDD(e)	5.30%	11/1/2021	NR	1,705	341,000
Plaza Met Dist #1	5.00%	12/1/2022	NR	500	556,030
Plaza Met Dist #1	5.00%	12/1/2040	NR	2,500	2,638,450

84	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

HIGH YIELD MUNICIPAL BOND FUND March 31, 2015

			Credit
			Rating:	Principal
	Interest	Maturity	S&P or	Amount	Fair
Investments	Rate	Date	Moody’s	(000)	Value
Special Tax (continued)
Poway USD PFA	5.00%	9/15/2024	BBB	$500	$580,215
Poway USD PFA	5.00%	9/15/2027	BBB	1,035	1,176,071
Poway USD PFA	5.00%	9/15/2032	BBB	995	1,099,515
Rancho Cordova CFD	5.00%	9/1/2027	NR	860	975,343
Rancho Cordova CFD	5.00%	9/1/2032	NR	1,260	1,401,523
Rancho Cordova CFD	5.00%	9/1/2037	NR	1,250	1,379,113
River Islands PFA–CFD 2003	5.50%	9/1/2045	NR	2,345	2,428,482
River Islands PFA–CFD 2003	5.50%	9/1/2045	NR	2,655	2,749,518
Riverside Co Redev Agy–Tax Alloc	6.50%	10/1/2040	BBB+	2,000	2,365,500
Riverside Co Tax Alloc–Jurupa (NPFGC)(FGIC)	4.75%	10/1/2035	AA-	9,000	9,042,480
San Francisco Redev–Hunters Point	5.00%	8/1/2039	NR	2,240	2,462,275
San Francisco Redev–Hunters Point	5.00%	8/1/2044	NR	2,500	2,731,575
San Francisco Redev–Mission Bay South	5.00%	8/1/2029	NR	1,300	1,453,517
San Francisco Redev–Mission Bay South	5.00%	8/1/2031	NR	1,140	1,258,936
San Francisco Redev–Mission Bay South	5.00%	8/1/2043	BBB+	700	769,461
San Jose Redev Agy (NPFGC)(FGIC)	5.00%	8/1/2024	AA-	1,010	1,074,276
San Jose Redev Agy (RADIAN)	4.50%	8/1/2035	BBB+	1,100	1,109,680
San Jose Redev Agy (XLCA)	4.25%	8/1/2036	BBB+	2,300	2,326,335
San Mateo CFD–Bay Meadows	5.00%	9/1/2042	NR	2,000	2,165,780
San Mateo CFD–Bay Meadows	5.50%	9/1/2044	NR	1,500	1,684,935
Sparks Loc Impt Dist	6.75%	9/1/2027	NR	700	736,820
Sparks Tourism Impt Dist†	6.75%	6/15/2028	B1	5,500	5,918,825
Stone Canyon CID(e)	5.70%	4/1/2022	NR	1,485	712,800
Tern Bay CDD(e)	5.375%	5/1/2037	NR	13,145	3,286,250
Village CDD #10	4.50%	5/1/2023	NR	1,280	1,405,018
Village CDD #10	6.00%	5/1/2044	NR	985	1,154,666
Village CDD #11	4.50%	5/1/2045	NR	3,640	3,729,289
Whispering Springs CDD(e)	5.20%	10/1/2021	NR	2,290	412,200
Total					163,082,441

Tax Revenue 3.02%
Coop Dist Ft Spanish–Hwy 181	9.00%	2/1/2029	NR	2,265	2,685,384
Gtr Wenatchee Regl Events Ctr	5.50%	9/1/2042	NR	3,150	3,348,545
NY UDC–PIT(b)	5.00%	12/15/2025	AAA	3,730	4,143,676
NY UDC–PIT(b)	5.00%	12/15/2026	AAA	5,420	6,021,106
PR Corp Sales Tax	5.00%	8/1/2024	B	5,080	3,671,570
PR Corp Sales Tax	5.00%	8/1/2043	B	2,725	1,587,313

See Notes to Financial Statements.	85

Schedule of Investments (unaudited)(continued)

HIGH YIELD MUNICIPAL BOND FUND March 31, 2015

			Credit
			Rating:		Principal
	Interest	Maturity	S&P or		Amount	Fair
Investments	Rate	Date	Moody’s		(000)	Value
Tax Revenue (continued)
PR Corp Sales Tax	5.25%	8/1/2040	B		$10,580	$7,485,350
PR Corp Sales Tax	5.25%	8/1/2041	B		20,885	12,426,575
PR Corp Sales Tax	5.375%	8/1/2039	B		9,380	5,628,000
PR Corp Sales Tax	5.50%	8/1/2028	B		5,000	3,413,150
PR Corp Sales Tax	5.50%	8/1/2040	B		7,000	4,252,500
PR Corp Sales Tax	5.50%	8/1/2042	B		5,350	3,250,125
PR Corp Sales Tax	5.75%	8/1/2037	B		4,370	2,720,325
PR Corp Sales Tax	6.125%	8/1/2029	B		3,030	2,083,458
San Jose Redev Agy (NPFGC)(FGIC)	5.00%	8/1/2026	AA-		260	275,207
Total						62,992,284

Tobacco 10.49%
Buckeye Tobacco	5.125%	6/1/2024	B-		35,980	30,771,535
Buckeye Tobacco	5.75%	6/1/2034	B-		9,795	7,913,185
Buckeye Tobacco	5.875%	6/1/2030	B-		11,000	9,325,360
Buckeye Tobacco	5.875%	6/1/2047	B-		8,100	6,667,110
Buckeye Tobacco	6.50%	6/1/2047	B-		3,590	3,195,100
Golden St Tobacco	4.50%	6/1/2027	B		25,195	24,480,722
Golden St Tobacco	5.00%	6/1/2033	B-		20,605	17,316,854
Golden St Tobacco(c)	5.00%	6/1/2045	A1		3,750	4,247,475
Golden St Tobacco	5.125%	6/1/2047	B-		4,500	3,477,330
Golden St Tobacco	5.75%	6/1/2047	B-		4,500	3,808,890
Inland Empire Tobacco	4.625%	6/1/2021	B-	(a)	4,380	4,332,433
Inland Empire Tobacco	5.00%	6/1/2021	B-	(a)	5,160	5,161,754
MI Tob Settlement	5.125%	6/1/2022	B-		1,065	960,034
MI Tob Settlement	5.25%	6/1/2022	B-		4,180	3,797,196
MI Tob Settlement	6.00%	6/1/2034	B-		5,000	4,495,700
Nthrn AK Tobacco	5.00%	6/1/2032	B2		5,000	4,337,900
Nthrn CA Tobacco	5.50%	6/1/2045	B-		5,265	4,374,478
RI Tob Settlement	5.00%	6/1/2050	BBB+	(a)	7,500	7,765,500
Sthrn CA Tobacco	5.00%	6/1/2037	BB+		10,120	8,655,838
Suffolk Tobacco Asset Sec Corp	5.375%	6/1/2028	BBB-	(a)	2,400	2,404,992
Tobacco Settlement Auth IA	5.375%	6/1/2038	B+		6,085	5,403,419
Tobacco Settlement Fin Corp NJ	4.625%	6/1/2026	B+		4,830	4,632,308
Tobacco Settlement Fin Corp NJ	4.75%	6/1/2034	B2		7,570	5,787,189
Tobacco Settlement Fin Corp NJ	5.00%	6/1/2029	B		17,590	15,039,802
Tobacco Settlement Fin Corp NJ	5.00%	6/1/2041	B2		13,615	10,459,996
Tobacco Settlement Fin Corp VA	5.00%	6/1/2047	B-		13,925	9,960,413

86	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

HIGH YIELD MUNICIPAL BOND FUND March 31, 2015

				Credit
				Rating:	Principal
	Interest		Maturity	S&P or	Amount	Fair
Investments	Rate		Date	Moody’s	(000)	Value
Tobacco (continued)
TSASC	5.00%		6/1/2034	B	$1,125	$1,028,914
TSASC	5.125%		6/1/2042	B-	10,255	8,972,202
Total						218,773,629

Transportation 7.97%
Broward CO Arpt AMT	5.125%		10/1/2038	A+	2,835	3,120,655
Central TX Mobility Auth	5.00%		1/1/2043	BBB	2,420	2,647,069
Central TX Tpk	5.00%		8/15/2033	BBB+	5,750	6,423,785
Chicago Midway Arpt AMT	5.00%		1/1/2026	A-	4,000	4,614,480
Chicago O’Hare Arpt–PFC AMT	4.00%		1/1/2027	A2	2,730	2,878,403
Chicago O’Hare Arpt AMT	5.00%		1/1/2031	A2	2,985	3,300,843
Denver City & CO Arpt AMT	5.50%		11/15/2025	A	3,410	4,064,379
DFW Arpt	5.00%		11/1/2028	A+	5,000	5,659,000
E470 Pub Hwy Auth	Zero Coupon		9/1/2037	Baa1	5,000	2,085,550
E470 Pub Hwy Auth (NPFGC)(FGIC)	Zero Coupon		9/1/2031	AA-	25,000	13,587,500
Foothill / Eastern Corridor Toll Rd	Zero Coupon		1/15/2033	BBB-	4,500	2,032,425
Foothill / Eastern Corridor Toll Rd	5.75%		1/15/2046	BBB-	1,000	1,177,920
Foothill / Eastern Corridor Toll Rd	6.00%		1/15/2049	BBB-	5,000	5,942,050
Foothill / Eastern Corridor Toll Rd	6.00%		1/15/2053	BBB-	3,250	3,854,207
Foothill / Eastern Corridor Toll Rd	6.50%		1/15/2043	BB+	2,000	2,399,920
Houston Arpt–Continental Airlines AMT	5.00%		7/15/2035	B+	8,000	8,440,560
MA Port Auth–Delta Airlines AMT (AMBAC)	0.155%	#	1/1/2031	NR	5,000	4,231,945
Met DC Arpt–Dulles Toll Road	5.00%		10/1/2053	BBB+	2,375	2,544,100
Miami Dade Co Aviation–MIA AMT	5.00%		10/1/2029	A	5,775	6,661,231
Mid–Bay Bridge Auth	7.25%		10/1/2034	BBB-	7,500	9,243,750
MTA NY	5.00%		11/15/2025	AA-	5,000	5,976,750
MTA NY	5.00%		11/15/2038	AA-	5,000	5,681,000
NJ Trans Trust Fund	6.00%		6/15/2035	A2	2,700	3,251,556
PA Econ Dev–Rapid Bridge AMT	5.00%		12/31/2038	BBB	2,500	2,736,150
PA Econ Dev–Rapid Bridge AMT	5.00%		6/30/2042	BBB	3,500	3,817,310
PR Hwy & Trans Auth	5.00%		7/1/2020	B	6,035	3,969,219
PR Hwy & Trans Auth	5.00%		7/1/2022	B	1,545	970,909
PR Hwy & Trans Auth	5.00%		7/1/2028	B	1,015	611,812
PR Hwy & Trans Auth	5.00%		7/1/2030	B	4,890	2,947,301
San Diego Arpt	5.00%		7/1/2040	A	4,000	4,467,640
San Joaquin Hills Trsp Corridor	5.00%		1/15/2050	BBB-	5,000	5,481,850
San Joaquin Hills Trsp Corridor	5.25%		1/15/2044	BB+	3,270	3,570,350
San Joaquin Hills Trsp Corridor	5.25%		1/15/2049	BB+	4,000	4,350,600

See Notes to Financial Statements.	87

Schedule of Investments (unaudited)(continued)

HIGH YIELD MUNICIPAL BOND FUND March 31, 2015

			Credit
			Rating:		Principal
	Interest	Maturity	S&P or		Amount	Fair
Investments	Rate	Date	Moody’s		(000)	Value
Transportation (continued)
San Joaquin Hills Trsp Corridor (NPFGC)(FGIC)	Zero Coupon	1/15/2022	AA-		$570	$462,692
San Jose Arpt AMT	5.00%	3/1/2023	A2		4,185	4,925,117
Susquehanna Area Regl Arpt AMT	6.50%	1/1/2038	Baa3		7,870	8,473,629
VA Small Bus Fing–95 Express Lanes AMT	5.00%	7/1/2034	BBB-		3,500	3,755,955
VA Small Bus Fing–Elizabeth River AMT	6.00%	1/1/2037	BBB-		1,500	1,746,375
Wayne Co Arpt AMT (NPFGC)(FGIC)	5.00%	12/1/2034	AA-		4,060	4,157,399
Total						166,263,386

Utilities 9.59%
Adelanto Util Sys	6.625%	7/1/2031	NR		11,000	12,729,420
Arborwood CDD	5.50%	5/1/2036	NR		565	565,237
Brazos River Auth–TXU AMT(e)	5.00%	3/1/2041	C	(a)	6,000	300,000
Brazos River Auth–TXU AMT(e)	6.30%	7/1/2032	C	(a)	2,000	100,000
CA Poll Ctl–Poseidon Res AMT†	5.00%	7/1/2037	Baa3		2,500	2,736,325
Compton Water	6.00%	8/1/2039	NR		3,710	4,008,061
DE EDA–NRG Energy	5.375%	10/1/2045	Baa3		2,050	2,257,829
Detroit Water	5.25%	7/1/2041	BBB+		5,000	5,339,200
Guam Waterworks Auth	5.50%	7/1/2043	A-		2,520	2,931,818
IN Fin Auth–Ohio Vly Elec	5.00%	6/1/2039	BBB-		3,000	3,213,990
IN Muni Pwr	5.25%	1/1/2034	A+		2,345	2,700,010
Jefferson Co Sewer	Zero Coupon	10/1/2039	BBB-		5,000	3,292,200
Jefferson Co Sewer	Zero Coupon	10/1/2046	BBB-		5,445	3,549,813
Jefferson Co Sewer	6.00%	10/1/2042	BBB-		5,000	5,611,500
Jefferson Co Sewer	6.50%	10/1/2053	BBB-		15,805	18,407,767
Jefferson Co Sewer (AGM)	Zero Coupon	10/1/2042	AA		5,000	3,514,750
Jefferson Co Sewer (AGM)	5.00%	10/1/2044	AA		5,000	5,493,250
Lathrop Fin Auth	5.90%	6/1/2027	NR		2,375	2,382,434
Lathrop Fin Auth	6.00%	6/1/2035	NR		3,255	3,263,040
Long Beach Nat Gas–ML	5.50%	11/15/2037	A-		8,295	10,305,708
Maricopa Co Poll Ctl–El Paso Elec	7.25%	2/1/2040	Baa1		3,500	4,089,155
Moraine Ohio Solid Waste Disp AMT(e)	6.75%	7/1/2014	NR		525	53
MSR Energy Auth–Citi	6.50%	11/1/2039	A-		5,850	8,136,180
NYC Muni Water(b)	5.00%	6/15/2029	AA+		11,000	12,354,705
NYC Muni Water(b)	5.125%	6/15/2030	AA+		1,000	1,123,155
Padre Dam Municipal Water Auth COP	5.25%	10/1/2034	AA		5,600	6,446,216
Pima Co IDA–Global Water AMT	5.60%	12/1/2022	NR		2,000	2,086,060
Pima Co IDA–Global Water AMT	5.75%	12/1/2032	NR		5,000	5,108,200

88	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

HIGH YIELD MUNICIPAL BOND FUND March 31, 2015

				Credit
				Rating:		Principal
		Interest	Maturity	S&P or		Amount		Fair
Investments		Rate	Date	Moody’s		(000)		Value
Utilities (continued)
PR Aqueduct & Swr Auth		5.00%	7/1/2017	B		$ 8,435		$7,311,205
PR Aqueduct & Swr Auth		5.25%	7/1/2042	B		10,365		6,893,140
PR Aqueduct & Swr Auth		5.75%	7/1/2037	B		10,865		7,470,339
PR Elec Pwr Auth		5.00%	7/1/2029	CCC		1,500		881,250
PR Elec Pwr Auth		5.00%	7/1/2042	CCC		1,400		822,500
PR Elec Pwr Auth		5.25%	7/1/2040	CCC		11,775		6,917,812
Sabine River Auth–TXU AMT(e)		6.45%	6/1/2021	C	(a)	2,000		100,000
San Antonio Elec & Gas†(b)		5.25%	2/1/2029	AA		19,375		22,072,720
San Antonio Elec & Gas†(b)		5.25%	2/1/2031	AA		6,270		7,143,017
TX Muni Gas Acq & Supply–Macquarie		5.00%	12/15/2029	A3		5,000		5,598,850
TX Muni Gas Acq & Supply–ML		6.25%	12/15/2026	A-		2,000		2,478,220
Western Genr Agy–Wauna Cogen AMT		5.00%	1/1/2016	NR		340		341,085
Total								200,076,214
Total Municipal Bonds (cost $2,087,465,252)								2,097,665,953

						Shares
						(000)
SHORT-TERM INVESTMENTS 0.63%

Money Market Mutual Fund 0.00%
Dreyfus Municipal Cash Management Plus (cost $797)						–	(i)	797

		Interest
		Rate	Final			Principal
	Interest	Reset	Maturity			Amount
	Rate#	Date(d)	Date			(000)
Variable Rate Demand Notes 0.63%

General Obligation 0.15%
NYC GO	0.11%	4/1/2015	4/1/2035	AA		$ 3,000		3,000,000

Utilities 0.48%
Las Vegas Valley Water District	0.05%	4/1/2015	6/1/2036	AA+		10,000		10,000,000
Total Variable Rate Demand Notes (cost $13,000,000)								13,000,000
Total Short-Term Investments (cost $13,000,797)								13,000,797
Total Investments in Securities 101.19% (cost $2,100,466,049)								2,110,666,750
Liabilities in Excess of Cash and Other Assets(h) (1.19%)								(24,727,226)
Net Assets 100.00%								$2,085,939,524

See Notes to Financial Statements.	89

Schedule of Investments (unaudited)(concluded)

HIGH YIELD MUNICIPAL BOND FUND March 31, 2015

Open Futures Contracts at March 31, 2015:

					Unrealized
Type	Expiration	Contracts	Position	Fair Value	Depreciation
U.S. 10-Year Treasury Note	June 2015	353	Short	$(45,503,906)	$(360,871)
Ultra Long U.S. Treasury Bond	June 2015	102	Short	(17,327,250)	(110,711)
Totals				$(62,831,156)	$(471,582)

Note: See Footnotes to Schedules of Investments on page 111 of this report.

The following is a summary of the inputs used as of March 31, 2015 in valuing the Fund’s financial instruments carried at fair value(1):

Investment Type(2)(3)	Level 1	Level 2	Level 3		Total
Municipal Bonds	$–	$1,730,987,209	$–		$1,730,987,209
Other Revenue	–	166,601,733	797	(4)	166,602,530
Utilities	–	200,076,161	53	(4)	200,076,214
Money Market Mutual Fund	797	–	–		797
Variable Rate Demand Notes	–	13,000,000	–		13,000,000
Total	$797	$2,110,665,103	$850		$2,110,666,750
Liabilities
Trust Certificates(5)	$–	$(41,160,000)	$–		$(41,160,000)
Total	$–	$(41,160,000)	$–		$(41,160,000)
Other Financial Instruments
Futures Contracts
Assets	$–	$–	$–		$–
Liabilities	(471,582)	–	–		(471,582)
Total	$(471,582)	$–	$–		$(471,582)

(1)	Refer to Note 2(i) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry. The table above is presented by Investment Type. Industries are presented within an Investment type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy.
(3)	There were no level transfers during the period ended March 31, 2015.
(4)	Municipal Bond categorized as Level 3 investment includes MI St Strategic Fd. (Other Revenue), Moraine Ohio Solid Waste Disp AMT (Utilities) and Ohio St Pollution Ctl Rev (Other Revenue).
(5)	Refer to Note 2(h) for a description of Municipal Bonds Held in Trust.

The following is a reconciliation of investments with unobservable inputs (Level 3) that were used in determining fair value:

Investment Type	Municipal Bonds
Balance as of October 1, 2014	$850
Accrued discounts/premiums	–
Realized gain (loss)	–
Change in unrealized appreciation/depreciation	–
Purchases	–
Sales	–
Net transfers in or out of Level 3	–
Balance as of March 31, 2015	$850

90	See Notes to Financial Statements.

Schedule of Investments (unaudited)

CALIFORNIA TAX FREE FUND March 31, 2015

			Credit
			Rating:	Principal
	Interest	Maturity	S&P or	Amount	Fair
Investments	Rate	Date	Moody’s	(000)	Value
MUNICIPAL BONDS 98.84%

Corporate-Backed 1.04%
CA Poll Ctl–Poseidon Res AMT†	5.00%	11/21/2045	Baa3	$1,000	$1,089,860
CA Poll Ctl–Waste Mgmt AMT	3.25%	12/1/2027	A-	1,500	1,581,540
Total					2,671,400

Education 7.25%
CA Ed Facs–Clg & Univ Fin Prog	5.00%	2/1/2037	Baa3	1,000	1,023,970
CA Ed Facs–Occidental Clg	5.00%	10/1/2036	Aa3	1,125	1,287,169
CA Fin Auth–Biola Univ	5.00%	10/1/2029	Baa1	330	367,897
CA Fin Auth–Biola Univ	5.80%	10/1/2028	Baa1	1,085	1,215,016
CA Fin Auth–Emerson Clg	5.75%	1/1/2033	BBB+	1,250	1,451,787
CA Fin Auth–Univ of San Diego	5.00%	10/1/2029	A1	2,225	2,579,932
CA Infra & Econ Dev–Pepperdine Univ	5.00%	11/1/2028	Aa3	1,000	1,152,840
CA State Univ Sys	5.00%	11/1/2037	Aa2	1,250	1,410,137
CA Stwde–Windrush Sch(e)	5.50%	7/1/2037	NR	1,250	13
Tustin USD	6.00%	8/1/2036	Aa1	1,500	1,862,520
Univ California	5.00%	5/15/2037	AA-	1,435	1,640,363
Univ California	5.00%	5/15/2040	AA-	1,000	1,167,670
Univ of California(b)	5.75%	5/15/2031	AA	3,000	3,557,490
Total					18,716,804

General Obligation 19.94%
CA State GO	5.00%	9/1/2021	Aa3	1,000	1,204,090
CA State GO	5.00%	9/1/2029	Aa3	485	562,537
CA State GO	5.00%	2/1/2032	Aa3	2,000	2,303,520
CA State GO	5.00%	2/1/2033	Aa3	1,000	1,147,040
CA State GO	5.25%	10/1/2029	Aa3	1,500	1,753,815
CA State GO	5.25%	10/1/2032	Aa3	4,000	4,660,040
CA State GO	5.25%	4/1/2035	Aa3	3,000	3,504,870
CA State GO	5.50%	3/1/2040	Aa3	2,000	2,344,700
CA State GO	6.50%	4/1/2033	Aa3	3,500	4,247,320
Chabot/Las Positas CCD	5.00%	8/1/2022	Aa3	1,000	1,215,440
Colton Jt USD (AGM)	5.00%	8/1/2027	AA	1,000	1,191,010
Grossmont UHSD	5.00%	8/1/2043	AA-	1,250	1,410,225
Guam GO	7.00%	11/15/2039	BB-	390	458,375
Irvine USD–Spl Tax	5.00%	9/1/2038	AA	1,000	1,149,990
Los Angeles CCD	5.00%	8/1/2029	AA+	1,000	1,195,630
Los Angeles USD	5.00%	7/1/2029	Aa2	2,225	2,558,238

See Notes to Financial Statements.	91

Schedule of Investments (unaudited)(continued)

CALIFORNIA TAX FREE FUND March 31, 2015

			Credit
			Rating:		Principal
	Interest	Maturity	S&P or		Amount	Fair
Investments	Rate	Date	Moody’s		(000)	Value
General Obligation (continued)
Los Angeles USD	5.00%	7/1/2030	Aa2		$1,000	$1,189,560
Mount Diablo USD	5.00%	8/1/2025	Aa3		1,000	1,199,530
New Haven USD (BAM)	5.00%	8/1/2028	AA		1,000	1,197,460
Oakland USD	6.125%	8/1/2029	NR		1,000	1,130,430
Pasadena USD	4.125%	5/1/2037	Aa2		1,000	1,050,980
Piedmont USD	5.00%	8/1/2034	AA+		1,200	1,371,216
Pomona USD	5.00%	8/1/2039	AA		1,000	1,151,970
PR Comwlth GO	5.50%	7/1/2031	B		3,000	2,062,500
San Diego USD	5.00%	7/1/2027	AA-		2,000	2,391,400
San Francisco CCD(c)	5.00%	6/15/2028	Aa3		1,000	1,198,620
San Gorgonio Mem Hlthcare Dist	5.00%	8/1/2032	A3		1,000	1,117,510
Santa Monica CCD	5.00%	8/1/2044	AA		1,500	1,744,920
Stockton USD (AGM)	5.00%	7/1/2025	AA		1,060	1,242,225
Sweetwater UHSD (BAM)	5.00%	8/1/2027	AA		1,000	1,190,320
West Contra Costa USD	6.00%	8/1/2027	Aa3		1,000	1,364,000
Total						51,509,481

Health Care 13.35%
Abag Fin Auth–Episcopal Senior	5.00%	7/1/2032	BBB+	(a)	1,060	1,163,753
Abag Fin Auth–Eskaton Pptys	5.00%	11/15/2035	BBB		1,000	1,077,530
Abag Fin Auth–Sharp Hlthcare	5.00%	8/1/2022	AA-		110	129,424
Abag Fin Auth–Sharp Hlthcare	5.00%	8/1/2043	AA-		1,000	1,129,070
CA Hlth–Catholic Hlthcare W	5.50%	7/1/2025	A		1,250	1,413,675
CA Hlth–Childrens Hsp Los Angeles	5.00%	11/15/2029	BBB+		1,000	1,117,920
CA Hlth–Childrens Hsp Orange Co	5.25%	11/1/2035	A-		2,000	2,274,440
CA Hlth–Providence Hlth	5.00%	10/1/2038	AA-		1,000	1,152,570
CA Hlth–Providence Hlth	6.25%	10/1/2024	AA-		1,025	1,214,399
CA Hlth–Rady Childrens Hsp	5.50%	8/15/2033	A1		2,000	2,371,760
CA Hlth–St Joseph Hlth	5.00%	7/1/2034	AA-		1,000	1,215,280
CA Hlth–Sutter Hlth	5.50%	8/15/2026	AA-		2,000	2,376,900
CA Stwde–Cottage Hlth	5.00%	11/1/2043	A+		750	855,277
CA Stwde–Henry Mayo Mem Hsp (AGM)	5.25%	10/1/2043	AA		500	572,775
CA Stwde–Kaiser Permanente	5.00%	4/1/2042	A+		2,000	2,229,320
CA Stwde–Loma Linda Univ Med Ctr	5.25%	12/1/2034	BBB		2,000	2,244,600
CA Stwde–Loma Linda Univ Med Ctr	5.25%	12/1/2044	BBB		1,000	1,112,010
CA Stwde–Loma Linda Univ Med Ctr	5.50%	12/1/2054	BBB		1,000	1,121,720
CA Stwde–So Cal Presbyterian†	7.00%	11/15/2029	BBB-		1,000	1,185,910
La Verne COP–Brethren Hillcrest Homes	5.00%	5/15/2029	BBB-	(a)	635	706,698

92	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

CALIFORNIA TAX FREE FUND March 31, 2015

			Credit
			Rating:		Principal
	Interest	Maturity	S&P or		Amount	Fair
Investments	Rate	Date	Moody’s		(000)	Value
Health Care (continued)
Palomar Hlth Care Dist COP	5.50%	11/1/2019	Ba1		$520	$561,798
San Buenaventura–Cmnty Mem Hlth	8.00%	12/1/2031	BB		2,000	2,584,200
Upland COP–San Antonio Cmnty Hsp	6.00%	1/1/2026	A-		2,000	2,347,760
Whittier Hlth Fac–Presbyterian Intercmnty Hsp	5.00%	6/1/2044	A+		1,000	1,124,580
Whittier Hlth Fac–Presbyterian Intercmnty Hsp	5.75%	6/1/2029	A+		1,000	1,200,910
Total						34,484,279

Housing 2.33%
CA Muni Fin–Azusa Pacific Univ(c)	5.00%	4/1/2041	Baa3		1,000	1,080,740
CA Muni Fin–Caritas Affordable Hsg	5.00%	8/15/2030	BBB		1,000	1,129,070
CA Stwde–CHF-Irvine LLC	5.00%	5/15/2038	Baa2		1,000	1,038,600
CA Stwde–CHF-Irvine LLC	5.125%	5/15/2031	Baa2		1,500	1,674,210
Los Angeles Regl Fin Auth–MonteCedro Prk	5.00%	11/15/2044	A+		1,000	1,105,830
Total						6,028,450

Lease Obligations 6.84%
CA Pub Wks–Judicial Council	5.00%	12/1/2028	A1		1,000	1,169,880
CA Pub Wks–State Prisons	5.75%	10/1/2031	A1		2,000	2,412,700
CA Pub Wks–Various Cap Proj	5.00%	4/1/2037	A1		1,000	1,117,980
CA Pub Wks–Various Cap Proj	5.375%	11/1/2022	A1		1,000	1,176,140
CA Pub Wks–Various Cap Proj	6.375%	11/1/2034	A1		2,000	2,429,760
Los Angeles Co Pub Wks	5.00%	12/1/2039	AA		1,000	1,149,430
San Diego PFA–Master Lease	5.25%	9/1/2035	AA-		1,220	1,384,822
San Jose Fing Auth–Civic Ctr	5.00%	6/1/2027	AA		1,000	1,189,180
San Mateo Jt Pwrs Fin Auth	5.25%	7/15/2026	AA+		3,000	3,502,230
Santa Ana USD COP (AGM)	Zero Coupon	4/1/2019	AA		2,295	2,128,360
Total						17,660,482

Other Revenue 2.69%
CA Fin Auth–High Tech†	6.00%	7/1/2028	BB	(a)	850	874,064
CA Fin Auth–OCEAA	6.75%	10/1/2028	NR		1,390	1,468,924
CA Infra & Econ Dev–Gladstone Inst	5.25%	10/1/2034	A-		2,000	2,284,020
CA Sch Fin Auth–KIPP LA	5.00%	7/1/2034	BB+		600	631,722
Guam Privilege Tax	5.25%	1/1/2036	A		1,500	1,689,495
Total						6,948,225

See Notes to Financial Statements.	93

Schedule of Investments (unaudited)(continued)

CALIFORNIA TAX FREE FUND March 31, 2015

			Credit
			Rating:	Principal
	Interest	Maturity	S&P or	Amount	Fair
Investments	Rate	Date	Moody’s	(000)	Value
Special Tax 9.37%
Brentwood Infra Fin Auth	5.00%	9/2/2036	NR	$1,000	$1,110,070
Corona Norco Sch Dist PFA	5.00%	9/1/2021	BBB+	350	410,120
Inglewood Redev Agy (AMBAC)	5.00%	5/1/2033	BBB+	1,535	1,577,612
Inland Valley Redev Agy	5.25%	9/1/2037	A-	1,000	1,151,130
Irvine CFD–Great Park	5.00%	9/1/2044	NR	500	559,680
Irvine Pub Facs & Infra Auth	4.50%	9/2/2025	BBB+	650	671,125
La Quinta Redev Agy	5.00%	9/1/2033	AA-	1,000	1,152,270
Lake Elsinore PFA	5.00%	9/1/2035	NR	1,000	1,110,530
Lancaster Redev Agy	6.875%	8/1/2034	BBB	1,000	1,174,760
Norco Redev Agy–Proj #1	6.00%	3/1/2036	A+	1,120	1,303,053
Perris UHSD Fin Auth	5.00%	9/1/2041	NR	1,000	1,122,010
Poway USD PFA	5.00%	9/15/2024	BBB	280	324,920
Riverside Co Redev Agy–Tax Alloc	6.00%	10/1/2037	A-	2,000	2,323,840
San Diego Redev Agy–No Pk Redev	7.00%	11/1/2039	A-	1,000	1,192,050
San Francisco Redev–Mission Bay North	6.75%	8/1/2033	A-	500	611,820
San Francisco Redev–Mission Bay North	6.75%	8/1/2041	A-	1,000	1,218,200
San Francisco Redev–Mission Bay South	6.625%	8/1/2039	BBB+	1,500	1,728,945
San Jose Redev Agy (RADIAN)	4.50%	8/1/2035	BBB+	150	151,320
San Mateo CFD–Bay Meadows	5.50%	9/1/2044	NR	500	561,645
Santa Cruz Redev Agy–Live Oak	6.625%	9/1/2029	A+	500	583,715
Santa Cruz Redev Agy–Live Oak	7.00%	9/1/2036	A+	500	582,570
Temecula Vly USD Fin Auth	5.00%	9/1/2035	AA	1,505	1,717,009
Union City Redev Agy–Tax Alloc	6.875%	12/1/2033	A	1,500	1,863,450
Total					24,201,844

Tax Revenue 2.55%
Guam Ltd Oblig–Section 30 Landfill	5.75%	12/1/2034	BBB+	1,030	1,163,313
PR Corp Sales Tax	5.00%	8/1/2024	B	1,000	722,750
PR Corp Sales Tax	5.25%	8/1/2041	B	2,000	1,190,000
San Joaquin Co Trsp Auth	5.75%	3/1/2028	AA	450	547,834
San Jose Spl Tax–Conv Ctr	6.125%	5/1/2031	A2	1,000	1,212,620
Sonoma Marin Area Rail Rmkt	5.00%	3/1/2029	AA	1,500	1,756,350
Total					6,592,867

Tobacco 4.37%
Golden St Tobacco	4.50%	6/1/2027	B	1,510	1,467,191
Golden St Tobacco	5.00%	6/1/2033	B-	1,070	899,249
Golden St Tobacco	5.00%	6/1/2045	A1	1,200	1,209,432

94	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

CALIFORNIA TAX FREE FUND March 31, 2015

			Credit
			Rating:		Principal
	Interest	Maturity	S&P or		Amount	Fair
Investments	Rate	Date	Moody’s		(000)	Value
Tobacco (continued)
Golden St Tobacco(c)	5.00%	6/1/2045	A1		$2,000	$2,265,320
Golden St Tobacco	5.125%	6/1/2047	B-		2,520	1,947,305
Golden St Tobacco	5.75%	6/1/2047	B-		2,000	1,692,840
Inland Empire Tobacco	5.00%	6/1/2021	B-	(a)	790	790,269
Sthrn CA Tobacco	5.00%	6/1/2037	BB+		1,200	1,026,384
Total						11,297,990

Transportation 14.78%
Alameda Corridor Trsp Auth	5.00%	10/1/2021	A-		800	960,048
Alameda Corridor Trsp Auth (AGM)	5.00%	10/1/2029	AA		1,425	1,661,707
Bay Area Toll Auth	5.00%	10/1/2033	A+		2,905	3,331,890
Foothill / Eastern Corridor Toll Rd	Zero Coupon	1/15/2033	BBB-		1,500	677,475
Foothill / Eastern Corridor Toll Rd	5.75%	1/15/2046	BBB-		1,500	1,766,880
Foothill / Eastern Corridor Toll Rd	6.00%	1/15/2049	BBB-		3,000	3,565,230
Foothill / Eastern Corridor Toll Rd	6.00%	1/15/2053	BBB-		2,755	3,267,182
Los Angeles Dept Arpts–LAX	5.00%	5/15/2035	AA		2,000	2,275,780
Los Angeles Dept Arpts–LAX AMT	5.00%	5/15/2021	AA		1,325	1,572,046
Los Angeles Dept Arpts–LAX AMT	5.00%	5/15/2045	AA		1,000	1,134,130
Los Angeles Harbor AMT	5.00%	8/1/2036	AA		1,000	1,135,490
Port Oakland AMT	5.125%	5/1/2031	A+		1,250	1,392,137
Riverside Co Trsp Commn	5.75%	6/1/2048	BBB-		1,500	1,735,410
San Diego Arpt AMT	5.00%	7/1/2027	A+		1,000	1,159,330
San Francisco Arpt AMT	5.00%	5/1/2027	A+		1,430	1,603,816
San Francisco Port Commn AMT	5.00%	3/1/2030	A1		1,415	1,611,077
San Joaquin Hills Trsp Corridor	5.00%	1/15/2044	BBB-		1,000	1,108,440
San Joaquin Hills Trsp Corridor	5.00%	1/15/2050	BBB-		4,085	4,478,671
San Jose Arpt	5.00%	3/1/2027	A2		1,180	1,391,598
San Jose Arpt	5.00%	3/1/2029	A2		500	579,795
San Jose Arpt AMT	6.25%	3/1/2034	A2		1,500	1,770,225
Total						38,178,357

Utilities 14.33%
Adelanto Util Sys	6.625%	7/1/2031	NR		1,000	1,157,220
Burbank Water & Pwr Elec	5.00%	6/1/2023	AA-		1,000	1,163,450
CA Dept Wtr Res Wtr–Central Valley	5.00%	12/1/2026	AAA		65	72,853
Chino Basin Desalter Auth (AG)	5.00%	6/1/2027	AA		2,000	2,231,720
Chula Vista IDR–San Diego G & E Rmkt	5.875%	1/1/2034	Aa2		1,000	1,179,370

See Notes to Financial Statements.	95

Schedule of Investments (unaudited)(continued)

CALIFORNIA TAX FREE FUND March 31, 2015

			Credit
			Rating:	Principal
	Interest	Maturity	S&P or	Amount		Fair
Investments	Rate	Date	Moody’s	(000)		Value
Utilities (continued)
Dublin San Ramon Svcs Dist Wtr	5.25%	8/1/2029	AA-	$1,250		$1,462,638
El Dorado Irrigation Dist (AGM)	5.25%	3/1/2039	AA	750		873,420
Guam Pwr Auth (AGM)	5.00%	10/1/2034	AA	705		816,644
Guam Waterworks Auth	5.50%	7/1/2043	A-	500		581,710
Lathrop Fin Auth	6.00%	6/1/2035	NR	1,135		1,137,803
Long Beach Nat Gas–ML	1.603%#	11/15/2026	A-	1,000		923,640
Long Beach Nat Gas–ML	5.25%	11/15/2020	A-	1,505		1,736,785
Los Angeles DEWAP–Pwr Sys	5.00%	7/1/2026	AA-	2,000		2,389,320
MSR Energy Auth–Citi	7.00%	11/1/2034	A-	1,000		1,416,510
Northern CA Gas–Morgan Stanley	0.891%#	7/1/2027	A-	2,000		1,828,480
Northern CA Pwr–Geothermal #3	5.50%	7/1/2022	A1	1,985		2,328,147
PR Aqueduct & Swr Auth	5.75%	7/1/2037	B	1,000		687,560
PR Elec Pwr Auth	7.00%	7/1/2040	CCC	400		235,000
Riverside Elec (AGM)	5.00%	10/1/2027	AA	1,000		1,120,900
Rowland Water Dist COP	6.50%	12/1/2035	AA-	1,500		1,795,830
Sacramento Co Santn Dist (NPFGC)	5.25%	12/1/2023	AA	1,500		1,902,255
Sacramento MUD	5.00%	8/15/2026	AA-	1,500		1,816,770
Santa Maria Wtr & Wastewtr	5.00%	2/1/2027	A	2,000		2,305,200
Santa Rosa Wastewtr	5.00%	9/1/2025	AA-	1,000		1,194,270
Southern CA Pub Pwr Auth–Apex	5.00%	7/1/2038	AA-	1,000		1,157,750
Southern CA Pub Pwr Auth–Goldman Sachs	5.00%	11/1/2033	A-	2,000		2,341,120
Stockton PFA–Wastewater (BAM)	5.00%	9/1/2029	AA	1,000		1,163,790
Total						37,020,155
Total Municipal Bonds (cost $233,857,143)						255,310,334

				Shares
				(000)
SHORT-TERM INVESTMENT 0.00%

Money Market Mutual Fund
Dreyfus General CA Municipal (cost $500)				–	(i)	500
Total Investments in Securities 98.84% (cost $233,857,643)						255,310,834
Cash and Other Assets in Excess of Liabilities(h) 1.16%						2,983,465
Net Assets 100.00%						$258,294,299

96	See Notes to Financial Statements.

Schedule of Investments (unaudited)(concluded)

CALIFORNIA TAX FREE FUND March 31, 2015

Open Futures Contracts at March 31, 2015:

					Unrealized
Type	Expiration	Contracts	Position	Fair Value	Depreciation
U.S. 10-Year Treasury Note	June 2015	56	Short	$(7,218,750)	$(25,505)
Ultra Long U.S. Treasury Bond	June 2015	4	Short	(679,500)	(1,788)
Totals				$(7,898,250)	$(27,293)

Note: See Footnotes to Schedules of Investments on page 111 of this report.

The following is a summary of the inputs used as of March 31, 2015 in valuing the Fund’s financial instruments carried at fair value(1):

Investment Type(2)(3)	Level 1	Level 2	Level 3	Total
Municipal Bonds	$–	$255,310,334	$–	$255,310,334
Money Market Mutual Fund	500	–	–	500
Total	$500	$255,310,334	$–	$255,310,834

Liabilities
Trust Certificates(4)	$–	$(1,500,000)	$–	$(1,500,000)
Total	$–	$(1,500,000)	$–	$(1,500,000)

Other Financial Instruments
Futures Contracts
Assets	$–	$–	$–	$–
Liabilities	(27,293)	–	–	(27,293)
Total	$(27,293)	$–	$–	$(27,293)

(1)	Refer to Note 2(i) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry.
(3)	There were no level transfers during the period ended March 31, 2015.
(4)	Refer to Note 2(h) for a description of Municipal Bonds held in Trust.

See Notes to Financial Statements.	97

Schedule of Investments (unaudited)

NEW JERSEY TAX FREE FUND March 31, 2015

			Credit
			Rating:	Principal
	Interest	Maturity	S&P or	Amount	Fair
Investments	Rate	Date	Moody’s	(000)	Value
MUNICIPAL BONDS 98.22%

Corporate-Backed 2.85%
Gloucester Co Poll Ctl–Logan AMT	5.00%	12/1/2024	BBB-	$250	$283,575
NJ EDA–Continental Airlines AMT	5.25%	9/15/2029	B+	1,000	1,098,740
NJ EDA–Continental Airlines AMT	5.50%	4/1/2028	B+	320	321,110
NJ EDA–Continental Airlines AMT	5.50%	6/1/2033	B+	350	391,038
NJ EDA–Goethals Brdg AMT	5.00%	7/1/2023	BBB-	70	81,320
NJ EDA–Goethals Brdg AMT	5.00%	1/1/2028	BBB-	100	111,529
NJ EDA–Goethals Brdg AMT (AGM)	5.00%	1/1/2031	AA	50	55,566
Salem Co Poll Ctl–Chambers AMT	5.00%	12/1/2023	BBB	500	568,645
Total					2,911,523

Education 13.39%
NJ Ed Facs–Clg of NJ	5.00%	7/1/2038	A	500	560,125
NJ Ed Facs–Kean Univ	5.25%	9/1/2029	A2	525	590,541
NJ Ed Facs–Montclair State Univ	5.00%	7/1/2034	A1	1,045	1,217,185
NJ Ed Facs–NJ City Univ (AGM)	5.00%	7/1/2034	AA	500	574,290
NJ Ed Facs–Princeton Univ	5.00%	7/1/2025	AAA	1,000	1,252,990
NJ Ed Facs–Rowan Univ	5.00%	7/1/2022	A	425	494,602
NJ Ed Facs–Seton Hall Univ	5.00%	7/1/2038	A	1,000	1,140,370
NJ Ed Facs–Seton Hall Univ	6.00%	7/1/2028	A	2,450	2,815,540
NJ EDA–Rutgers State Univ	5.00%	6/15/2038	AA-	525	604,028
NJ Higher Ed Assistance Auth AMT	4.125%	12/1/2024	AA	1,250	1,324,400
NJ Higher Ed Assistance Auth AMT	5.00%	12/1/2021	AA	1,000	1,131,360
NJ Higher Ed Assistance Auth AMT	5.00%	12/1/2022	AA	750	850,733
NJ Inst of Tech	5.00%	7/1/2032	A1	500	567,095
Rutgers State Univ	5.00%	5/1/2031	AA-	500	566,420
Total					13,689,679

General Obligation 6.68%
Bayonne GO (AGM)	5.00%	7/15/2023	AA	500	593,805
Cumberland Co Impt Auth–Tech High Sch GTD (AGM)	5.00%	9/1/2033	AA	330	378,220
Guam GO	7.00%	11/15/2039	BB-	140	164,545
Hudson Co Impt Auth–Solid Waste GTD	5.75%	1/1/2035	Aa3	1,840	2,165,735
Monroe Twp Brd Ed	5.00%	8/1/2025	AA-	590	700,666
New Brunswick GO	5.00%	10/1/2023	A+	500	583,225
PR Comwlth GO	5.375%	7/1/2030	B	1,000	685,000
Rahway GO (AGM)	4.125%	12/15/2026	A1	5	5,230

98	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

NEW JERSEY TAX FREE FUND March 31, 2015

			Credit
			Rating:	Principal
	Interest	Maturity	S&P or	Amount	Fair
Investments	Rate	Date	Moody’s	(000)	Value
General Obligation (continued)
Union Co Util Auth–Covanta GTD AMT	4.75%	12/1/2031	AA+	$1,000	$1,057,750
Woodbridge Twp Sewer Utility	4.00%	7/1/2024	AA+	445	493,892
Total					6,828,068

Health Care 14.42%
Camden Co Impt Auth–Cooper Hlth	5.00%	2/15/2030	BBB+	500	569,810
Camden Co Impt Auth–Cooper Hlth	5.00%	2/15/2032	BBB+	500	565,685
NJ EDA–Lions Gate	5.25%	1/1/2044	NR	245	254,018
NJ EDA–Seashore Gardens	5.375%	11/1/2036	NR	1,000	818,480
NJ Hlth–AHS Hsp Corp	6.00%	7/1/2037	A+	650	787,859
NJ Hlth–Barnabas Hlth	4.00%	7/1/2026	A-	90	96,851
NJ Hlth–Barnabas Hlth	5.00%	7/1/2023	A-	650	770,289
NJ Hlth–Barnabas Hlth	5.625%	7/1/2032	A-	925	1,078,902
NJ Hlth–Barnabas Hlth	5.625%	7/1/2037	A-	1,130	1,317,297
NJ Hlth–Catholic Hlth E	4.75%	11/15/2029	AA-	640	716,070
NJ Hlth–Hunterdon Med Ctr	5.00%	7/1/2034	A-	500	562,135
NJ Hlth–Robert Wood Hsp	5.00%	7/1/2039	A	500	562,555
NJ Hlth–Robert Wood Hsp	5.25%	7/1/2028	A	500	585,590
NJ Hlth–St Josephs Hlth	6.625%	7/1/2038	BBB-	1,035	1,164,789
NJ Hlth–St Lukes Warren Hsp	5.00%	8/15/2031	A-	1,000	1,114,850
NJ Hlth–Virtua Hlth	5.75%	7/1/2033	A+	2,000	2,324,040
PR Indl Tourist–Ascension Hlth	6.125%	11/15/2025	AA+	415	426,832
PR Indl Tourist–Ascension Hlth	6.125%	11/15/2030	AA+	1,000	1,027,220
Total					14,743,272

Housing 1.11%
NJ EDA–Montclair St Std Hsg	5.875%	6/1/2042	Baa3	1,000	1,134,430

Lease Obligations 22.06%
Essex Co Impt Auth–Newark	6.25%	11/1/2030	Baa2	1,250	1,398,587
Newark Hsg–Police Fac (AG)	6.75%	12/1/2038	A3	750	886,125
NJ Ed Facs–Higher Ed Cap Impt	5.00%	9/1/2033	A2	1,000	1,113,420
NJ EDA–Goethals Brdg AMT	5.375%	1/1/2043	BBB-	2,050	2,293,048
NJ EDA–Goethals Brdg AMT	5.625%	1/1/2052	BBB-	210	236,111
NJ EDA–Sch Facs	5.00%	3/1/2026	A2	350	385,994
NJ EDA–Sch Facs	5.00%	9/1/2033	A2	1,020	1,101,121
NJ EDA–Sch Facs	5.00%	6/15/2034	A2	200	214,302
NJ EDA–Sch Facs	5.00%	3/1/2035	A2	1,000	1,074,840
NJ EDA–Sch Facs	5.25%	9/1/2026	A2	755	838,594

See Notes to Financial Statements.	99

Schedule of Investments (unaudited)(continued)

NEW JERSEY TAX FREE FUND March 31, 2015

			Credit
			Rating:	Principal
	Interest	Maturity	S&P or	Amount	Fair
Investments	Rate	Date	Moody’s	(000)	Value
Lease Obligations (continued)
NJ EDA–Sch Facs	5.50%	12/15/2029	A2	$1,275	$1,409,920
NJ EDA–Seeing Eye	5.00%	6/1/2032	A	750	847,020
NJ Hlth–Hsp Asset Trans	5.00%	10/1/2028	A2	1,350	1,497,609
NJ Hlth–Hsp Asset Trans	5.75%	10/1/2031	A2	1,630	1,902,177
NJ State COP–Equip Lease COP	5.25%	6/15/2029	A2	1,000	1,109,800
NJ Trans Trust Fund	Zero Coupon	12/15/2031	A2	1,500	689,370
NJ Trans Trust Fund	Zero Coupon	12/15/2038	A2	1,000	315,300
NJ Trans Trust Fund	5.00%	6/15/2022	A2	1,000	1,136,230
NJ Trans Trust Fund	5.00%	6/15/2038	A2	1,115	1,196,507
NJ Trans Trust Fund TCRS (AMBAC)	5.25%	12/15/2022	A2	1,000	1,153,630
North Hudson Sewerage Auth	5.00%	6/1/2028	A-	1,000	1,139,730
PR Infra Fin Auth–Mepsi Campus	6.50%	10/1/2037	NR	1,000	605,310
Total					22,544,745

Other Revenue 1.17%
Guam Privilege Tax	5.25%	1/1/2036	A	1,000	1,126,330
Middlesex Co Impt Auth–Heldrich Ctr(e)	6.25%	1/1/2037	NR	1,300	67,080
Total					1,193,410

Special Tax 0.83%
NJ EDA–Kapkowski Rd Landfill	6.50%	4/1/2028	Ba2	675	847,847

Tax Revenue 7.12%
Casino Reinv Dev Auth	5.25%	11/1/2039	BBB+	450	488,039
Casino Reinv Dev Auth (AGM)	5.00%	11/1/2032	AA	500	552,005
Garden St Preservation Trust (AGM)	5.75%	11/1/2028	AAA	1,205	1,536,965
Guam Ltd Oblig–Section 30 Landfill	5.75%	12/1/2034	BBB+	375	423,536
NJ EDA–Cigarette Tax	4.25%	6/15/2027	BBB+	525	559,828
NJ EDA–Cigarette Tax	5.00%	6/15/2024	BBB+	1,295	1,468,711
NJ EDA–Cigarette Tax	5.00%	6/15/2025	BBB+	230	259,102
NJ EDA–Cigarette Tax	5.00%	6/15/2029	BBB+	120	132,568
PR Corp Sales Tax	5.00%	8/1/2035	B	1,000	602,570
PR Corp Sales Tax	5.25%	8/1/2027	B	1,020	701,444
Virgin Islands PFA–Matching Fund	5.25%	10/1/2029	Baa2	500	558,880
Total					7,283,648

Tobacco 5.89%
NJ EDA–Cigarette Tax	5.00%	6/15/2026	BBB+	1,525	1,707,497
Tobacco Settlement Fin Corp NJ	4.50%	6/1/2023	BB	1,000	1,003,820

100	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

NEW JERSEY TAX FREE FUND March 31, 2015

			Credit
			Rating:	Principal
	Interest	Maturity	S&P or	Amount	Fair
Investments	Rate	Date	Moody’s	(000)	Value
Tobacco (continued)
Tobacco Settlement Fin Corp NJ	4.625%	6/1/2026	B+	$735	$704,916
Tobacco Settlement Fin Corp NJ	4.75%	6/1/2034	B2	3,405	2,603,089
Total					6,019,322

Transportation 17.62%
DE River Jt Toll Brdg Commn(c)	5.00%	7/1/2029	A1	300	351,966
Delaware River & Bay Auth	5.00%	1/1/2042	A1	1,000	1,124,020
Delaware River Port Auth	5.00%	1/1/2022	BBB	1,115	1,277,299
Delaware River Port Auth	5.00%	1/1/2028	A	500	585,620
Delaware River Port Auth	5.00%	1/1/2034	A	505	576,730
Hudson Co Impt–Harrison Pkg GTD (AG)	5.125%	1/1/2031	AA	750	826,710
NJ Tpk Auth	5.00%	1/1/2028	A+	535	616,416
NJ Tpk Auth	5.00%	1/1/2033	A+	1,535	1,765,127
NJ Tpk Auth	5.00%	1/1/2038	A+	750	839,730
NJ Tpk Auth (AGM)	5.25%	1/1/2028	AA	750	928,493
NJ Trans Trust Fund	6.00%	6/15/2035	A2	2,025	2,438,667
Port Auth NY & NJ	5.00%	12/1/2025	AA-	1,010	1,220,221
Port Auth NY & NJ	5.00%	9/1/2030	AA-	1,000	1,191,830
Port Auth NY & NJ	5.00%	12/1/2038	AA-	1,020	1,176,223
Port Auth NY & NJ–JFK IAT	6.00%	12/1/2036	BBB-	50	59,212
Port Auth NY & NJ–JFK IAT CR (AGM)	6.00%	12/1/2042	AA	175	208,667
Port Auth NY & NJ AMT	5.00%	10/15/2036	AA-	1,000	1,136,320
Port Auth NY & NJ AMT	5.75%	11/1/2030	AA-	1,000	1,124,130
South Jersey Trans Auth	5.00%	11/1/2039	A-	515	562,050
Total					18,009,431

Utilities 5.08%
Guam Pwr Auth (AGM)	5.00%	10/1/2034	AA	400	463,344
NJ EDA–UMM Energy AMT	4.75%	6/15/2032	Baa3	1,000	1,062,540
NJ Env Infra Trust	5.00%	9/1/2021	AAA	1,145	1,389,847
Passaic Valley Swr Sys (NPFGC)	2.50%	12/1/2032	A2	525	432,983
Passaic Valley Wtr (AGM)	5.00%	12/15/2026	AA	300	362,943
PR Aqueduct & Swr Auth	5.25%	7/1/2024	B	295	223,545
PR Elec Pwr Auth	5.00%	7/1/2037	CCC	110	64,625
PR Elec Pwr Auth	5.75%	7/1/2036	CCC	75	44,063
PR Elec Pwr Auth	7.00%	7/1/2040	CCC	100	58,750
Salem Co Poll Ctl–Atlantic City Elec	4.875%	6/1/2029	A	1,000	1,091,600
Total					5,194,240
Total Municipal Bonds (cost $96,288,444)					100,399,615

See Notes to Financial Statements.	101

Schedule of Investments (unaudited)(concluded)

NEW JERSEY TAX FREE FUND March 31, 2015

	Shares		Fair
Investments	(000)		Value
SHORT-TERM INVESTMENT 0.00%

Money Market Mutual Fund
Dreyfus NJ Municipal Cash Management (cost $500)	–	(i)	$500
Total Investments in Securities 98.22% (cost $96,288,944)			100,400,115
Cash and Other Assets in Excess of Liabilities(h) 1.78%			1,817,282
Net Assets 100.00%			$102,217,397

Open Futures Contracts at March 31, 2015:

					Unrealized
Type	Expiration	Contracts	Position	Fair Value	Depreciation
U.S. 10-Year Treasury Note	June 2015	10	Short	$(1,289,063)	$(10,330)
Ultra Long U.S. Treasury Bond	June 2015	2	Short	(339,750)	(2,441)
Totals				$(1,628,813)	$(12,771)

Note: See Footnotes to Schedules of Investments on page 111 of this report.

The following is a summary of the inputs used as of March 31, 2015 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)(3)	Level 1	Level 2	Level 3	Total
Municipal Bonds	$–	$100,399,615	$–	$100,399,615
Money Market Mutual Fund	500	–	–	500
Total	$500	$100,399,615	$–	$100,400,115

Other Financial Instruments
Futures Contracts
Assets	$–	$–	$–	$–
Liabilities	(12,771)	–	–	(12,771)
Total	$(12,771)	$–	$–	$(12,771)

(1)	Refer to Note 2(i) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry.
(3)	There were no level transfers during the period ended March 31, 2015.

102	See Notes to Financial Statements.

Schedule of Investments (unaudited)

NEW YORK TAX FREE FUND March 31, 2015

			Credit
			Rating:	Principal
	Interest	Maturity	S&P or	Amount	Fair
Investments	Rate	Date	Moody’s	(000)	Value
MUNICIPAL BONDS 100.69%

Corporate-Backed 7.92%
Build NYC Res Corp–Pratt Paper AMT†	5.00%	1/1/2035	NR	$250	$270,205
Liberty Dev Corp–Goldman Sachs	5.25%	10/1/2035	A-	2,750	3,318,590
Niagara Area Dev Corp–Covanta†	4.00%	11/1/2024	Ba2	500	506,780
Niagara Area Dev Corp–Covanta AMT†	5.25%	11/1/2042	Ba2	500	518,750
NY Liberty Dev Corp–3 WTC†	5.00%	11/15/2044	NR	4,775	5,031,752
NY Liberty Dev Corp–7 WTC	5.00%	9/15/2040	Aaa	1,015	1,158,562
NY Liberty Dev Corp–B of A Tower	5.625%	7/15/2047	AA	1,620	1,838,230
NYC Cap Res–Arthur Mgmt	7.00%	8/1/2025	NR	1,370	1,487,984
NYC IDA–British Airways AMT	5.25%	12/1/2032	BB	2,265	2,273,245
NYC IDA–InterActive Corp	5.00%	9/1/2035	BBB	1,315	1,337,013
NYC IDA–Jetblue AMT	5.125%	5/15/2030	B	1,750	1,754,112
NYC IDA–TRIPS AMT	5.00%	7/1/2028	BBB	1,750	1,916,600
NYC IDA–Yankee Stadium (FGIC)	4.50%	3/1/2039	BBB	1,340	1,356,777
Syracuse IDA–Carousel Ctr AMT (XLCA)	5.00%	1/1/2036	BBB-	5,000	5,110,250
Total					27,878,850

Education 14.03%
Buffalo & Erie IDC–Buffalo State College	5.75%	10/1/2026	A+	1,350	1,646,582
Build NYC Res Corp–CUNY	5.00%	6/1/2027	Aa2	400	479,240
Build NYC Res Corp–CUNY	5.00%	6/1/2029	Aa2	500	588,325
Build NYC Res Corp–CUNY	5.00%	6/1/2031	Aa2	1,120	1,307,006
Build NYC Res Corp–Packer Collegiate(c)	5.00%	6/1/2040	A3	1,000	1,127,170
Cattaraugus Co IDA–St Bonaventure Univ	5.00%	5/1/2023	BBB-	500	518,525
Cattaraugus Co IDA–St Bonaventure Univ	5.00%	5/1/2034	BBB-	300	329,346
Cattaraugus Co IDA–St Bonaventure Univ	5.00%	5/1/2039	BBB-	350	378,630
Dutchess Co LDC–Anderson Ctr	6.00%	10/1/2030	BB+	1,000	1,050,460
Monroe Co IDC–Univ of Rochester	5.00%	7/1/2036	AA-	1,750	1,983,030
Monroe IDC–Monroe Cmnty Clg (AGM)	5.00%	1/15/2038	AA	1,000	1,123,790
Niagara Area Dev Corp–Niagara Univ	5.00%	5/1/2035	BBB+	500	546,645
Niagara Area Dev Corp–Niagara Univ	5.00%	5/1/2042	BBB+	1,200	1,296,324
NY Dorm–Barnard Clg(c)	5.00%	7/1/2028	A1	500	602,290
NY Dorm–Barnard Clg(c)	5.00%	7/1/2029	A1	1,600	1,916,288
NY Dorm–Barnard Clg(c)	5.00%	7/1/2043	A1	1,000	1,164,830
NY Dorm–Brooklyn Law School	5.00%	7/1/2024	Baa1	1,000	1,230,910
NY Dorm–Columbia Univ(c)	5.00%	10/1/2045	AAA	1,000	1,392,330
NY Dorm–Cornell Univ	5.00%	7/1/2040	Aa1	1,000	1,141,130
NY Dorm–Fordham University	5.25%	7/1/2031	A	2,275	2,638,818

See Notes to Financial Statements.	103

Schedule of Investments (unaudited)(continued)

NEW YORK TAX FREE FUND March 31, 2015

			Credit
			Rating:	Principal
	Interest	Maturity	S&P or	Amount	Fair
Investments	Rate	Date	Moody’s	(000)	Value
Education (continued)
NY Dorm–Long Island Univ	5.00%	9/1/2026	BBB-	$1,000	$1,120,700
NY Dorm–NYU	5.25%	7/1/2034	AA-	5,500	6,313,175
NY Dorm–Pace Univ	5.00%	5/1/2023	BB+	570	648,158
NY Dorm–Pratt Institute	5.00%	7/1/2034	A3	1,035	1,188,377
NY Dorm–Rockefeller Univ	5.00%	7/1/2038	AA+	1,000	1,148,250
NY Dorm–St Johns Univ(c)	5.00%	7/1/2027	A-	250	297,808
NY Dorm–St Johns Univ(c)	5.00%	7/1/2037	A-	1,000	1,154,750
NY Dorm–SUNY	5.00%	7/1/2035	Aa2	1,500	1,711,785
NY Dorm–Teachers Clg	5.375%	3/1/2029	A1	1,025	1,169,863
NY Dorm–Touro Clg	5.25%	1/1/2034	BBB-(a)	1,000	1,147,360
NYC IDA–Polytechnic Univ (ACA)	5.25%	11/1/2037	AA-	4,295	4,705,301
Onondaga CDC–Upstate Prop Dev	5.50%	12/1/2031	A+	1,000	1,185,020
Onondaga Co Cultural–Syracuse Univ	5.00%	12/1/2036	AA-	575	655,489
Onondaga Co Cultural–Syracuse Univ	5.00%	12/1/2038	AA-	1,230	1,418,387
St Lawrence IDA–Clarkson Univ	6.00%	9/1/2034	A3	1,575	1,916,302
Yonkers IDA–Sarah Lawrence Clg	6.00%	6/1/2029	BBB	1,000	1,155,450
Total					49,397,844

General Obligation 5.76%
Guam GO	7.00%	11/15/2039	BB-	280	329,089
NY Dorm–Sch Dist (AGM)	5.00%	10/1/2027	AA	1,000	1,209,190
NY Dorm–Sch Dist (AGM)	5.00%	10/1/2028	AA	1,000	1,195,190
NYC GO	5.00%	8/1/2021	AA	1,070	1,261,359
NYC GO	5.00%	8/1/2022	AA	1,200	1,444,860
NYC GO	5.00%	8/1/2022	AA	2,215	2,666,971
NYC GO	5.00%	8/1/2026	AA	1,000	1,191,290
NYC GO	5.00%	8/1/2027	AA	1,500	1,807,275
NYC GO	5.00%	8/1/2027	AA	1,410	1,672,373
NYC GO	5.00%	10/1/2034	AA	1,500	1,728,030
NYC GO	5.00%	3/1/2036	AA	1,285	1,477,955
NYC GO	5.00%	3/1/2037	AA	1,500	1,705,125
PR Comwlth GO	5.375%	7/1/2030	B	3,760	2,575,600
Total					20,264,307

Health Care 11.43%
Albany IDA–St Peters Hsp	5.25%	11/15/2027	A3	1,500	1,681,230
Albany IDA–St Peters Hsp	5.50%	11/15/2027	A3	1,000	1,127,300
Build NYC Res Corp–NY Methodist Hsp	5.00%	7/1/2020	Baa1	750	869,168

104	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

NEW YORK TAX FREE FUND March 31, 2015

			Credit
			Rating:		Principal
	Interest	Maturity	S&P or		Amount	Fair
Investments	Rate	Date	Moody’s		(000)	Value
Health Care (continued)
Chautauqua Co–Woman’s Christian Assn	8.00%	11/15/2030	NR		$1,000	$1,039,170
Dutchess Co LDC–Health Quest	5.00%	7/1/2034	A-		500	561,295
East Rochester Hsg–Woodland Vlg	5.50%	8/1/2033	NR		1,700	1,710,591
Genesee Co IDA–United Mem Med Ctr	5.00%	12/1/2032	NR		1,000	1,000,920
Madison Co IDA–Oneida Hlth	5.25%	2/1/2027	BB+		750	772,868
Madison Co IDA–Oneida Hlth	5.50%	2/1/2032	BB+		750	772,133
Nassau Co LEAC–Catholic Hlth Svcs	5.00%	7/1/2027	BBB+		625	734,056
Nassau Co LEAC–Catholic Hlth Svcs	5.00%	7/1/2028	BBB+		2,045	2,392,773
Nassau Co LEAC–Catholic Hlth Svcs	5.00%	7/1/2033	BBB+		375	429,341
Nassau Co LEAC–Winthrop Univ Hsp	5.00%	7/1/2032	Baa2		2,000	2,228,300
NY Dorm–Catholic Hlth	5.00%	7/1/2032	BBB+		500	556,390
NY Dorm–Miriam Osborn Mem Home	5.00%	7/1/2042	A-	(a)	750	793,065
NY Dorm–Mt Sinai Hsp	5.00%	7/1/2026	A-		2,025	2,322,715
NY Dorm–North Shore LI Jewish	5.00%	5/1/2022	A-		1,220	1,438,404
NY Dorm–North Shore LI Jewish	5.25%	5/1/2034	A-		1,000	1,130,660
NY Dorm–NYU Hsps Ctr	5.00%	7/1/2034	A-		1,000	1,144,740
NY Dorm–NYU Hsps Ctr	5.00%	7/1/2036	A-		1,000	1,137,010
NY Dorm–NYU Hsps Ctr	5.75%	7/1/2031	A-		1,500	1,769,670
NY Dorm–Orange Regl Med	6.125%	12/1/2029	Ba1		2,000	2,206,600
NYC Hlth & Hsp Corp	5.00%	2/15/2021	Aa3		1,010	1,191,002
NYC Hlth & Hsp Corp	5.00%	2/15/2025	Aa3		1,000	1,147,940
NYC Hlth & Hsp Corp	5.50%	2/15/2023	Aa3		1,090	1,222,980
Onondaga CDC–St Josephs Hsp	5.00%	7/1/2042	BB		1,000	1,028,680
Southhold LDC–Peconic Landing	5.00%	12/1/2045	BBB-	(a)	1,000	1,076,110
Suffolk Co IDA–Catholic Hlth Long Island	5.00%	7/1/2028	BBB+		1,175	1,326,411
Suffolk Co IDA–Eastern LI Hsp Assn†	5.375%	1/1/2027	NR		975	981,113
Suffolk Co IDA–Eastern LI Hsp Assn†	5.50%	1/1/2037	NR		1,000	1,003,550
Tompkins Co Dev Corp–Kendal Ithaca	5.00%	7/1/2044	BBB		1,000	1,084,630
Westchester Co Hlth Care	6.00%	11/1/2030	A3		850	995,282
Westchester Co LDC–Kendal Hudson	5.00%	1/1/2034	BBB	(a)	1,250	1,382,412
Total						40,258,509

Housing 0.96%
NY Mtg Agy–Homeowner Mtg AMT	4.875%	10/1/2030	Aa1		2,255	2,339,247
NYC Hsg–8 Spruce St	4.50%	2/15/2048	NR		1,000	1,029,340
Total						3,368,587

See Notes to Financial Statements.	105

Schedule of Investments (unaudited)(continued)

NEW YORK TAX FREE FUND March 31, 2015

			Credit
			Rating:	Principal
	Interest	Maturity	S&P or	Amount	Fair
Investments	Rate	Date	Moody’s	(000)	Value
Lease Obligations 9.77%
Erie Co IDA–Buffalo Sch Dist	5.00%	5/1/2023	AA	$1,055	$1,251,863
Erie Co IDA–Buffalo Sch Dist	5.25%	5/1/2030	AA	2,575	3,032,294
Erie Co IDA–Buffalo Sch Dist	5.25%	5/1/2032	AA	1,000	1,165,800
Monroe Co IDA–Rochester Schools	5.00%	5/1/2021	AA	2,500	2,971,250
NY Dorm–Court Facs	Zero Coupon	8/1/2021	AA+	2,265	2,013,336
NY Dorm–Master BOCES	5.50%	8/15/2026	Aa2	1,560	1,869,364
NY Dorm–NY Downtown Hospital	5.00%	2/15/2022	AA	1,000	1,179,820
NY Dorm–Oneida	5.25%	8/15/2028	Aa2	3,375	3,775,950
NY Dorm–SUNY–Third Resolution	5.00%	5/15/2026	AA	2,490	2,964,967
NY Liberty Dev Corp–4 WTC	5.00%	11/15/2031	A+	1,000	1,134,590
NY UDC–PIT	5.00%	3/15/2035	AAA	1,500	1,714,185
NYC TFA–Bldg Aid	5.00%	7/15/2022	AA	2,150	2,572,475
NYC TFA–Bldg Aid	5.00%	7/15/2025	AA	1,510	1,809,901
NYC TFA–Bldg Aid	5.00%	7/15/2027	AA	1,425	1,687,286
NYC TFA–Bldg Aid	5.00%	7/15/2036	AA	4,000	4,636,960
PR Infra Fin Auth–Mepsi Campus	6.50%	10/1/2037	NR	1,000	605,310
Total					34,385,351

Other Revenue 6.90%
Brooklyn Arena LDC–Barclays Ctr	6.25%	7/15/2040	BBB-	5,125	6,044,425
Brooklyn Arena LDC–Barclays Ctr	6.375%	7/15/2043	BBB-	1,295	1,534,433
Build NYC Res Corp–YMCA	5.00%	8/1/2042	A-	1,310	1,438,642
NY Dorm–NYSARC Inc	5.125%	7/1/2030	Aa2	2,000	2,302,120
NY Dorm–SUNY	5.00%	7/1/2037	Aa2	1,000	1,142,600
NYC Cultural–Museum Modern Art	5.00%	4/1/2031	AA	1,250	1,400,213
NYC Cultural–Museum Nat History	5.00%	7/1/2031	AA	1,695	2,001,337
NYC Cultural–Whitney Museum	5.00%	7/1/2031	A	2,000	2,246,560
NYC Cultural–Wildlife Consv Soc	5.00%	8/1/2033	AA-	1,750	2,013,112
NYS Muni Bd Bk–Lease	5.00%	12/1/2022	AA	1,520	1,848,396
Utility Debt Sec Auth–LIPA	5.00%	12/15/2041	AAA	1,000	1,164,450
Yonkers EDC–Charter Sch Ed Excellence	6.25%	10/15/2040	BB	1,100	1,169,553
Total					24,305,841

Special Tax 1.31%
NY Sales Tax Asset Receivable Corp	5.00%	10/15/2022	AAA	1,000	1,233,200
NY Sales Tax Asset Receivable Corp	5.00%	10/15/2030	AAA	1,000	1,211,830
NYC IDA–Queens Stadium (AMBAC)	5.00%	1/1/2031	BB+	2,075	2,151,754
Total					4,596,784

106	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

NEW YORK TAX FREE FUND March 31, 2015

			Credit
			Rating:		Principal
	Interest	Maturity	S&P or		Amount	Fair
Investments	Rate	Date	Moody’s		(000)	Value
Tax Revenue 13.01%
Guam Ltd Oblig–Section 30 Landfill	5.75%	12/1/2034	BBB+		$755	$852,720
Hudson Yards	5.75%	2/15/2047	A		2,650	3,059,292
MTA NY–Dedicated Tax	5.00%	11/15/2022	AA		1,010	1,219,100
MTA NY–Dedicated Tax	5.00%	11/15/2034	AA		1,000	1,145,660
NY Dorm–PIT	5.00%	12/15/2025	AAA		1,000	1,209,110
NY Dorm–Sales Tax	5.00%	3/15/2030	AAA		530	631,914
NY Dorm–Sales Tax	5.00%	3/15/2038	AAA		1,010	1,161,157
NY Twy Auth–PIT	5.00%	3/15/2023	AAA		2,025	2,396,587
NY UDC–PIT(b)	5.00%	12/15/2025	AAA		3,290	3,656,984
NY UDC–PIT(b)	5.00%	12/15/2026	AAA		4,790	5,324,303
NY UDC–PIT	5.00%	12/15/2028	AAA		3,500	3,977,155
NY UDC–PIT	5.00%	3/15/2033	AAA		2,010	2,307,741
NY UDC–PIT	5.00%	3/15/2036	AAA		1,500	1,728,840
NYC TFA–Future Tax	4.00%	11/1/2022	AAA		1,000	1,146,030
NYC TFA–Future Tax	5.00%	11/1/2021	AAA		2,010	2,420,623
NYC TFA–Future Tax	5.00%	11/1/2023	AAA		1,000	1,233,600
NYC TFA–Future Tax	5.00%	11/1/2023	AAA		1,000	1,220,960
NYC TFA–Future Tax	5.00%	2/1/2027	AAA		1,500	1,753,530
NYC TFA–Future Tax	5.00%	11/1/2032	AAA		1,300	1,517,620
NYC TFA–Future Tax	5.00%	5/1/2034	NR		5	5,767
NYC TFA–Future Tax	5.00%	5/1/2034	AAA		2,495	2,808,571
NYC TFA–Future Tax	5.00%	8/1/2039	AAA		1,500	1,735,845
PR Corp Sales Tax	5.25%	8/1/2027	B		640	440,122
PR Corp Sales Tax	5.75%	8/1/2037	B		4,600	2,863,500
Total						45,816,731

Tobacco 3.16%
Suffolk Tobacco Asset Sec Corp	5.00%	6/1/2032	A-		1,335	1,467,018
Suffolk Tobacco Asset Sec Corp	5.25%	6/1/2037	BBB+		1,145	1,264,790
Suffolk Tobacco Asset Sec Corp	5.375%	6/1/2028	BBB-	(a)	1,745	1,748,630
Suffolk Tobacco Asset Sec Corp	6.00%	6/1/2048	BB-	(a)	2,350	2,146,302
TSASC	5.00%	6/1/2026	BB-		1,760	1,773,710
TSASC	5.125%	6/1/2042	B-		3,100	2,712,221
Total						11,112,671

Transportation 13.90%
MTA NY	5.00%	11/15/2023	AA-		2,455	2,961,319
MTA NY	5.00%	11/15/2023	AA-		1,000	1,214,520
MTA NY	5.00%	11/15/2023	AA-		1,395	1,652,182

See Notes to Financial Statements.	107

Schedule of Investments (unaudited)(continued)

NEW YORK TAX FREE FUND March 31, 2015

			Credit
			Rating:	Principal
	Interest	Maturity	S&P or	Amount	Fair
Investments	Rate	Date	Moody’s	(000)	Value
Transportation (continued)
MTA NY	5.00%	11/15/2027	AA-	$350	$415,282
MTA NY	5.00%	11/15/2027	AA-	1,750	2,092,125
MTA NY	5.00%	11/15/2028	AA-	705	836,701
MTA NY	5.00%	11/15/2028	AA-	1,000	1,167,100
MTA NY	5.00%	11/15/2030	AA-	2,000	2,318,140
MTA NY	5.00%	11/15/2038	AA-	2,500	2,840,500
MTA NY	5.25%	11/15/2029	AA-	1,000	1,196,540
Niagara Frontier Trsp–Buffalo Intl Arpt AMT	5.00%	4/1/2027	Baa1	1,000	1,129,710
NY Bridge Auth	4.00%	1/1/2027	AA-	1,000	1,101,020
NY Twy Auth	5.00%	1/1/2032	A	3,000	3,487,050
NY Twy Auth	5.00%	1/1/2036	A	1,760	2,001,331
NY Twy Auth–Hwy & Brdg	5.00%	4/1/2028	AA	2,000	2,252,000
NYC IDA–Terminal One Group AMT	5.50%	1/1/2021	A3	1,250	1,295,700
NYC IDA–Terminal One Group AMT	5.50%	1/1/2024	A3	2,000	2,072,360
Port Auth NY & NJ	4.00%	12/1/2022	AA-	1,560	1,776,091
Port Auth NY & NJ	5.00%	9/1/2028	AA-	750	903,563
Port Auth NY & NJ	5.00%	12/1/2038	AA-	1,500	1,729,740
Port Auth NY & NJ–JFK IAT	5.00%	12/1/2020	BBB-	135	155,401
Port Auth NY & NJ–JFK IAT	5.50%	12/1/2031	BBB-	125	145,106
Port Auth NY & NJ–JFK IAT	6.00%	12/1/2036	BBB-	280	331,584
Port Auth NY & NJ–JFK IAT CR (AGM)	5.50%	12/1/2031	AA	65	76,130
Port Auth NY & NJ–JFK IAT CR (AGM)	6.00%	12/1/2036	AA	110	131,484
Port Auth NY & NJ–JFK IAT CR (AGM)	6.00%	12/1/2042	AA	850	1,013,523
Port Auth NY & NJ AMT	5.00%	9/15/2024	AA-	1,000	1,158,970
Port Auth NY & NJ AMT	5.00%	10/15/2024	AA-	1,250	1,466,888
Port Auth NY & NJ AMT	5.00%	10/1/2033	AA-	1,525	1,705,941
Port Auth NY & NJ AMT	5.00%	10/15/2041	AA-	1,250	1,369,338
Triborough Brdg & Tunl Auth	4.75%	11/15/2030	AA-	2,500	2,735,250
Triborough Brdg & Tunl Auth	5.00%	11/15/2023	A+	2,525	3,062,472
Triborough Brdg & Tunl Auth	5.00%	11/15/2038	AA-	1,000	1,148,540
Total					48,943,601

Utilities 12.54%
Guam Pwr Auth	5.00%	10/1/2020	BBB	500	572,045
Guam Pwr Auth	5.00%	10/1/2021	BBB	500	575,065
Long Island Power Auth	5.00%	9/1/2025	A-	1,000	1,157,160
Long Island Power Auth	5.00%	9/1/2034	A-	2,000	2,269,620
Long Island Power Auth	5.00%	5/1/2038	A-	1,880	2,080,840

108	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

NEW YORK TAX FREE FUND March 31, 2015

			Credit
			Rating:	Principal
	Interest	Maturity	S&P or	Amount		Fair
Investments	Rate	Date	Moody’s	(000)		Value
Utilities (continued)
Long Island Power Auth	5.00%	9/1/2039	A-	$1,000		$1,125,340
Long Island Power Auth	5.50%	4/1/2024	A-	2,215		2,525,831
NY Energy–Brooklyn Union Gas AMT	6.952%	7/1/2026	A2	8,000		8,026,880
NY Env Facs–Clean Wtr & Drinking	4.75%	6/15/2032	AAA	3,500		3,767,330
NY Env Facs–Clean Wtr & Drinking	5.00%	6/15/2029	AAA	2,000		2,286,480
NY Env Facs–Clean Wtr & Drinking	5.00%	11/15/2029	AAA	1,000		1,209,000
NY Env Facs–Clean Wtr & Drinking	5.00%	6/15/2036	AAA	1,250		1,429,175
NYC Muni Water	5.00%	6/15/2029	AA+	2,000		2,246,580
NYC Muni Water	5.00%	6/15/2034	AA+	3,525		4,067,110
NYC Muni Water	5.00%	6/15/2034	AA+	1,500		1,729,545
NYC Muni Water	5.00%	6/15/2035	AA+	1,550		1,777,447
NYC Muni Water	5.00%	6/15/2035	AA+	1,675		1,939,600
NYC Muni Water	5.00%	6/15/2036	AA+	2,250		2,611,305
NYC Muni Water	5.00%	6/15/2036	AA+	1,750		2,031,015
PR Elec Pwr Auth	5.75%	7/1/2036	CCC	1,250		734,375
Total						44,161,743
Total Municipal Bonds (cost $335,777,240)						354,490,819

				Shares
				(000)
SHORT-TERM INVESTMENT 0.00%

Money Market Mutual Fund
Dreyfus NY Municipal Cash Management (cost $500)				–	(i)	500
Total Investments in Securities 100.69% (cost $335,777,740)						354,491,319
Liabilities in Excess of Cash and Other Assets(h) (0.69%)						(2,414,061)
Net Assets 100.00%						$352,077,258

Open Futures Contracts at March 31, 2015:

					Unrealized
Type	Expiration	Contracts	Position	Fair Value	Depreciation
U.S. 10-Year Treasury Note	June 2015	82	Short	$(10,570,313)	$(70,535)
Ultra Long U.S. Treasury Bond	June 2015	19	Short	(3,227,625)	(21,971)
Totals				$(13,797,938)	$(92,506)

Note: See Footnotes to Schedules of Investments on page 111 of this report.

See Notes to Financial Statements.	109

Schedule of Investments (unaudited)(concluded)

NEW YORK TAX FREE FUND March 31, 2015

The following is a summary of the inputs used as of March 31, 2015 in valuing the Fund’s financial instruments carried at fair value(1):

Investment Type(2)(3)	Level 1	Level 2	Level 3	Total
Municipal Bonds	$–	$354,490,819	$–	$354,490,819
Money Market Mutual Fund	500	–	–	500
Total	$500	$354,490,819	$–	$354,491,319

Liabilities
Trust Certificates(4)	$–	$(4,030,000)	$–	$(4,030,000)
Total	$–	$(4,030,000)	$–	$(4,030,000)

Other Financial Instruments
Futures Contracts
Assets	$–	$–	$–	$–
Liabilities	(92,506)	–	–	(92,506)
Total	$(92,506)	$–	$–	$(92,506)

(1)	Refer to Note 2(i) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry.
(3)	There were no level transfers during the period ended March 31, 2015.
(4)	Refer to Note 2(h) for a description of Municipal Bonds Held in Trust.

110	See Notes to Financial Statements.

Footnotes to Schedules of Investments

March 31, 2015

AMT	Income from this security may be subject to Alternative Minimum Tax.
COP	Certificates of Participation.
CR	Custodial Receipt.
ETM	Escrow to Maturity.
GTD	Guaranteed.
NR	Not Rated.
Pre-Refunded Bonds A second bond has been issued in order to pay off the first bond issue. Proceeds from the sale of the second bond are held in an “escrow fund” consisting of U.S. Government debt until the first bond issue reaches maturity.
PSF	Permanent School Fund.
RIBs	Residual Interest Bonds. The interest rate is subject to change periodically and inversely to the prevailing market rate. The interest rate shown is the rate in effect at March 31, 2015.
TCRS	Transferable Custodial Receipts.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers.
#	Variable rate security. The interest rate shown is the rate in effect at March 31, 2015.
~	Deferred interest debentures pay no interest for a stipulated number of years, after which they pay a predetermined interest rate.
(a)	This investment has been rated by Fitch IBCA.
(b)	Municipal Bonds Held in Trust—Securities represent underlying bonds transferred to a separate securitization trust established in a tender option bond transaction in which the Fund acquired the residual interest certificates. These securities serve as collateral in a financing transaction. See Note 2(h) for details of Municipal Bonds Held in Trust.
(c)	Securities purchased on a when-issued basis (See Note 2(g)).
(d)	The interest rate reset date shown represents the date in which the Fund has the right to sell a Variable Rate Demand Note back to the issuer for Principal Amount.
(e)	Defaulted security.
(f)	Stub Rights issued in connection with a plan of reorganization.
(g)	Security is perpetual and has no stated maturity date.
(h)	Cash and Other Assets in Excess of Liabilities (Liabilities in Excess of Cash and Other Assets) include net unrealized appreciation (depreciation) on open futures contracts.
(i)	Amount represents less than 1,000 shares.

Insured or guaranteed by the indicated municipal bond insurance corporation or Federal agency:
ACA	American Capital Access Holding Ltd.
AMBAC	AMBAC Assurance Corporation
AG	Assured Guaranty
AGM	Assured Guaranty Municipal Corporation
BAM	Build America Mutual
BHAC	Berkshire Hathaway Assurance Corporation
FHA	Federal Housing Administration
FNMA	Federal National Mortgage Association
FGIC	Financial Guaranty Insurance Company
IBC	Insurance Bond Certificate
NPFGC	National Public Finance Guarantee Corporation
RADIAN	Radian Asset Assurance, Inc.
SIFMA	Securities Industry and Financial Markets Association
VA	Department of Veterans Affairs
XLCA	XL Capital Assurance, Inc.

See Notes to Financial Statements.	111

Statements of Assets and Liabilities (unaudited)

March 31, 2015

	Short Duration	Intermediate	AMT Free
ASSETS:
Investments in securities, at cost	$2,187,257,645	$3,525,970,079	$146,906,980
Investments in securities, at fair value	$2,213,050,775	$3,688,984,894	$155,141,955
Cash	2,794,571	1,131,472	1,459,743
Deposits with brokers for futures collateral	–	1,079,300	101,950
Receivables:
Interest	19,635,564	44,998,770	2,105,832
Capital shares sold	7,117,489	17,236,061	1,475,700
Investment securities sold	27,500,000	900,000	564,022
From advisor (See Note 3)	90,932	–	36,012
Prepaid expenses and other assets	159,779	161,334	35,306
Total assets	2,270,349,110	3,754,491,831	160,920,520
LIABILITIES:
Payables:
Investment securities purchased	31,000,000	18,546,465	2,742,188
Trust certificates (See Note 2(h))	–	3,840,000	–
Capital shares reacquired	5,478,260	6,927,184	200,796
Management fee	761,259	1,208,602	66,400
12b-1 distribution fees	477,548	1,118,023	31,454
Interest expense and fees (See Note 2(h))	–	5,452	–
Directors’ fees	216,645	301,840	10,722
Fund administration	76,671	124,388	5,312
Variation margin	–	173,816	19,287
Distributions payable	1,710,600	7,927,873	411,756
Accrued expenses	207,930	255,561	35,357
Total liabilities	39,928,913	40,429,204	3,523,272
NET ASSETS	$2,230,420,197	$3,714,062,627	$157,397,248
COMPOSITION OF NET ASSETS:
Paid-in capital	$2,211,738,583	$3,553,809,951	$153,579,840
Undistributed (distributions in excess of) net investment income	420,579	7,086,049	321,691
Accumulated net realized loss on investments and futures contracts	(7,532,095)	(9,371,468)	(4,689,367)
Net unrealized appreciation on investments and futures contracts	25,793,130	162,538,095	8,185,084
Net Assets	$2,230,420,197	$3,714,062,627	$157,397,248

112	See Notes to Financial Statements.

National	High Yield	California	New Jersey	New York

$1,775,988,773	$2,100,466,049	$233,857,643	$96,288,944	$335,777,740
$1,899,293,306	$2,110,666,750	$255,310,834	$100,400,115	$354,491,319
9,188,415	13,415,163	6,230,363	801,044	5,478,430
770,050	864,150	109,800	21,100	182,900

25,225,898	31,365,782	3,389,511	1,356,626	4,481,603
9,165,284	11,278,886	801,745	464,321	1,205,458
3,879,816	4,246,331	–	–	–
–	13,481	–	–	–
60,056	79,337	32,750	25,645	30,913
1,947,582,825	2,171,929,880	265,875,003	103,068,851	365,870,623

42,143,046	28,883,218	4,547,460	351,102	7,650,148
62,165,000	41,160,000	1,500,000	–	4,030,000
3,546,833	5,901,632	455,243	75,921	789,006
662,430	833,038	98,445	38,692	133,233
588,905	591,299	82,470	27,316	116,478
131,945	56,565	3,480	–	6,939
449,747	221,116	106,406	34,872	103,713
61,996	70,564	8,751	3,439	11,843
110,970	138,777	20,794	3,675	30,938
5,367,218	7,905,344	692,201	282,028	870,934
198,455	228,803	65,454	34,409	50,133
115,426,545	85,990,356	7,580,704	851,454	13,793,365
$1,832,156,280	$2,085,939,524	$258,294,299	$102,217,397	$352,077,258

$1,746,978,476	$2,410,549,756	$247,064,193	$105,229,309	$345,823,211

5,186,457	14,482,400	(22,306)	(117,211)	(524,915)

(43,051,043)	(348,821,751)	(10,173,486)	(6,993,101)	(11,842,111)

123,042,390	9,729,119	21,425,898	4,098,400	18,621,073
$1,832,156,280	$2,085,939,524	$258,294,299	$102,217,397	$352,077,258

See Notes to Financial Statements.	113

Statements of Assets and Liabilities (unaudited)(concluded)

March 31, 2015

	Short Duration	Intermediate	AMT Free

Net assets by class:
Class A Shares	$1,193,589,352	$1,580,454,784	$107,150,543
Class B Shares	–	$3,593,132	–
Class C Shares	$221,927,540	$582,864,765	$22,143,925
Class F Shares	$765,297,372	$1,403,439,142	$27,829,046
Class I Shares	$49,605,933	$143,694,906	$273,734
Class P Shares	–	$15,898	–
Outstanding shares by class*:
Class A Shares	75,660,046	144,580,843	6,651,578
Class B Shares	–	328,982	–
Class C Shares	14,066,998	53,388,283	1,374,945
Class F Shares	48,506,531	128,415,683	1,727,662
Class I Shares	3,143,662	13,143,550	16,984
Class P Shares	–	1,454	–
Net asset value, offering and redemption price per share (Net assets divided by outstanding shares):
Class A Shares-Net asset value	$15.78	$10.93	$16.11
Class A Shares-Maximum offering price (Net asset value plus sales charge of 2.25%)	$16.14	$11.18	$16.48
Class B Shares-Net asset value	–	$10.92	–
Class C Shares-Net asset value	$15.78	$10.92	$16.11
Class F Shares-Net asset value	$15.78	$10.93	$16.11
Class I Shares-Net asset value	$15.78	$10.93	$16.12
Class P Shares-Net asset value	–	$10.93	–

*	Lord Abbett Municipal Income Fund, Inc. has 5,065,002,000 authorized shares of capital stock (par value $.001), which are designated to the eight Funds presented in this report (see Note 1) as follows: 900,001,000 to Short Duration, 930,000,000 to Intermediate, 140,000,000 to AMT Free, 550,000,000 to National, 925,000,000 to High Yield and 240,000,000 to each of California, New Jersey and New York.

114	See Notes to Financial Statements.

National	High Yield	California	New Jersey	New York

$1,461,471,119	$1,216,002,694	$185,451,281	$94,917,030	$269,608,344
$3,871,103	–	–	–	–
$183,298,939	$419,526,693	$39,691,929	–	$53,479,621
$180,866,466	$438,308,381	$31,660,953	$7,286,983	$28,328,912
$2,648,653	$12,088,061	$1,490,136	$13,384	$660,381
–	$13,695	–	–	–

127,860,716	102,991,529	16,867,125	19,033,926	23,799,346
337,010	–	–	–	–
16,018,533	35,521,150	3,608,716	–	4,727,232
15,835,568	37,094,835	2,879,745	1,460,518	2,498,412
231,755	1,025,047	135,595	2,682	58,267
–	1,159	–	–	–

$11.43	$11.81	$10.99	$4.99	$11.33

$11.69	$12.08	$11.24	$5.10	$11.59
$11.49	–	–	–	–
$11.44	$11.81	$11.00	–	$11.31
$11.42	$11.82	$10.99	$4.99	$11.34
$11.43	$11.79	$10.99	$4.99	$11.33
–	$11.82	–	–	–

See Notes to Financial Statements.	115

Statements of Operations (unaudited)

For the Six Months Ended March 31, 2015

	Short Duration	Intermediate	AMT Free
Investment income:
Interest and other	$19,138,431	$60,288,447	$2,945,957
Total investment income	19,138,431	60,288,447	2,945,957
Expenses:
Management fee	4,612,073	6,654,577	369,101
12b-1 distribution plan-Class A	1,228,604	1,534,440	99,279
12b-1 distribution plan-Class B	–	18,607	–
12b-1 distribution plan-Class C	952,492	2,340,421	89,525
12b-1 distribution plan-Class F	403,407	602,493	13,397
12b-1 distribution plan-Class P	–	35	–
Interest expense and fees (See Note 2(h))	–	11,213	–
Shareholder servicing	430,924	810,391	35,046
Professional	30,031	32,110	21,882
Reports to shareholders	39,725	73,714	3,958
Fund administration	465,361	683,228	29,528
Custody	15,969	21,246	2,727
Directors’ fees	31,433	43,881	1,890
Registration	108,091	108,019	28,137
Other	49,770	95,076	5,648
Gross expenses	8,367,880	13,029,451	700,118
Expense reductions (See Note 9)	(1,129)	(1,642)	(71)
Management fee waived (See Note 3)	(546,939)	–	(202,566)
Net expenses	7,819,812	13,027,809	497,481
Net investment income	11,318,619	47,260,638	2,448,476
Net realized and unrealized gain (loss):
Net realized gain on investments and futures contracts	1,142,242	2,253,247	47,192
Net change in unrealized appreciation/depreciation on investments and futures contracts	(5,065,431)	25,906,257	1,801,464
Net realized and unrealized gain (loss)	(3,923,189)	28,159,504	1,848,656
Net Increase in Net Assets Resulting From Operations	$7,395,430	$75,420,142	$4,297,132

116	See Notes to Financial Statements.

National	High Yield	California	New Jersey	New York

$39,009,429	$56,677,880	$5,237,914	$2,093,139	$6,548,076
39,009,429	56,677,880	5,237,914	2,093,139	6,548,076

3,836,272	4,796,907	553,310	224,771	745,947
1,440,936	1,179,535	179,165	93,271	254,724
20,996	–	–	–	–
734,374	1,714,675	156,405	–	214,757
83,100	209,764	13,929	3,307	12,124
–	30	–	–	–
216,751	126,337	5,142	–	12,060
453,334	494,507	46,252	28,688	78,436
76,084	503,984	84,992	19,475	21,639
42,742	47,510	5,736	3,355	7,182
358,696	404,992	49,183	19,980	66,306
12,801	14,214	2,358	2,005	3,496
23,795	26,606	3,167	1,340	4,317
51,302	75,630	23,805	19,118	24,002
51,936	58,644	7,168	4,536	9,211
7,403,119	9,653,335	1,130,612	419,846	1,454,201
(867)	(976)	(119)	(48)	(160)
–	(22,511)	–	–	–
7,402,252	9,629,848	1,130,493	419,798	1,454,041
31,607,177	47,048,032	4,107,421	1,673,341	5,094,035

2,025,145	1,499,471	739,829	572,236	593,060

19,248,989	16,767,137	2,535,624	424,204	2,167,775
21,274,134	18,266,608	3,275,453	996,440	2,760,835

$52,881,311	$65,314,640	$7,382,874	$2,669,781	$7,854,870

See Notes to Financial Statements.	117

Statements of Changes in Net Assets

	Short Duration
	For the
	Six Months Ended	For the
	March 31, 2015	Year Ended
INCREASE (DECREASE) IN NET ASSETS	(unaudited)	September 30, 2014
Operations:
Net investment income	$11,318,619	$27,751,188
Net realized gain (loss) on investments and futures contracts	1,142,242	(7,409,550)
Net change in unrealized appreciation/depreciation on investments and futures contracts	(5,065,431)	23,918,533
Net increase in net assets resulting from operations	7,395,430	44,260,171
Distributions to shareholders from:
Net investment income
Class A	(6,081,889)	(15,736,905)
Class B	–	–
Class C	(423,718)	(1,419,119)
Class F	(4,362,526)	(9,360,511)
Class I	(350,846)	(1,029,066)
Class P	–	–
Net realized gain
Class A	–	(1,091,250)
Class B	–	–
Class C	–	(210,621)
Class F	–	(562,838)
Class I	–	(50,130)
Class P	–	–
Total distributions to shareholders	(11,218,979)	(29,460,440)
Capital share transactions (Net of share conversions) (See Note 13):
Net proceeds from sales of shares	574,050,193	820,533,138
Reinvestment of distributions	6,132,341	16,787,014
Cost of shares reacquired	(673,855,927)	(1,111,008,754)
Net increase (decrease) in net assets resulting from capital share transactions	(93,673,393)	(273,688,602)
Net increase (decrease) in net assets	(97,496,942)	(258,888,871)
NET ASSETS:
Beginning of period	$2,327,917,139	$2,586,806,010
End of period	$2,230,420,197	$2,327,917,139
Undistributed net investment income	$420,579	$320,939

118	See Notes to Financial Statements.

Intermediate		AMT Free
For the		For the
Six Months Ended	For the	Six Months Ended	For the
March 31, 2015	Year Ended	March 31, 2015	Year Ended
(unaudited)	September 30, 2014	(unaudited)	September 30, 2014

$47,260,638	$92,054,477	$2,448,476	$4,888,457
2,253,247	(9,070,477)	47,192	(4,159,367)

25,906,257	124,679,616	1,801,464	10,895,985
75,420,142	207,663,616	4,297,132	11,625,075

(21,234,439)	(48,195,558)	(1,647,603)	(3,568,143)
(36,788)	(92,595)	–	–
(6,100,992)	(13,485,186)	(287,845)	(584,331)
(17,247,551)	(26,700,360)	(457,154)	(647,198)
(1,543,422)	(1,811,985)	(3,295)	(4,783)
(199)	(412)	–	–

–	(11,348,778)	–	–
–	(29,915)	–	–
–	(4,018,661)	–	–
–	(5,568,019)	–	–
–	(336,863)	–	–
–	(100)	–	–
(46,163,391)	(111,588,432)	(2,395,897)	(4,804,455)

851,477,741	1,056,424,913	37,086,425	59,806,836
30,620,037	75,383,139	1,983,103	3,832,130
(407,029,589)	(1,439,068,822)	(21,478,595)	(77,994,911)

475,068,189	(307,260,770)	17,590,933	(14,355,945)
504,324,940	(211,185,586)	19,492,168	(7,535,325)

$3,209,737,687	$3,420,923,273	$137,905,080	$145,440,405
$3,714,062,627	$3,209,737,687	$157,397,248	$137,905,080
$7,086,049	$5,988,802	$321,691	$269,112

See Notes to Financial Statements.	119

Statements of Changes in Net Assets (continued)

	National
	For the
	Six Months Ended	For the
	March 31, 2015	Year Ended
INCREASE IN NET ASSETS	(unaudited)	September 30, 2014
Operations:
Net investment income	$31,607,177	$68,357,678
Net realized gain (loss) on investments and futures contracts	2,025,145	(19,779,763)
Net change in unrealized appreciation/depreciation on investments and futures contracts	19,248,989	124,759,397
Net increase in net assets resulting from operations	52,881,311	173,337,312
Distributions to shareholders from:
Net investment income
Class A	(25,454,355)	(57,015,288)
Class B	(57,353)	(160,460)
Class C	(2,601,304)	(5,765,538)
Class F	(3,010,290)	(4,378,334)
Class I	(40,597)	(33,082)
Class P	–	–
Total distributions to shareholders	(31,163,899)	(67,352,702)
Capital share transactions (Net of share conversions) (See Note 13):
Net proceeds from sales of shares	163,855,960	295,161,672
Reinvestment of distributions	26,229,213	56,280,544
Cost of shares reacquired	(134,796,453)	(427,463,617)
Net increase (decrease) in net assets resulting from capital share transactions	55,288,720	(76,021,401)
Net increase in net assets	77,006,132	29,963,209
NET ASSETS:
Beginning of period	$1,755,150,148	$1,725,186,939
End of period	$1,832,156,280	$1,755,150,148
Undistributed (distributions in excess of) net investment income	$5,186,457	$4,743,179

120	See Notes to Financial Statements.

High Yield		California
For the		For the
Six Months Ended	For the	Six Months Ended	For the
March 31, 2015	Year Ended	March 31, 2015	Year Ended
(unaudited)	September 30, 2014	(unaudited)	September 30, 2014

$47,048,032	$89,663,072	$4,107,421	$7,817,749
1,499,471	(12,682,746)	739,829	570,657

16,767,137	129,882,408	2,535,624	14,543,081
65,314,640	206,862,734	7,382,874	22,931,487

(26,751,316)	(54,154,880)	(3,033,442)	(5,894,556)
–	–	–	–
(8,075,543)	(16,951,165)	(518,796)	(1,015,343)
(9,718,246)	(13,548,631)	(483,971)	(798,142)
(295,488)	(1,566,892)	(19,642)	(501)
(291)	(590)	–	–
(44,840,884)	(86,222,158)	(4,055,851)	(7,708,542)

336,730,458	838,919,322	36,489,309	41,693,255
35,356,338	68,862,352	3,383,573	6,201,925
(294,571,434)	(749,950,167)	(15,990,657)	(53,778,383)

77,515,362	157,831,507	23,882,225	(5,883,203)
97,989,118	278,472,083	27,209,248	9,339,742

$1,987,950,406	$1,709,478,323	$231,085,051	$221,745,309
$2,085,939,524	$1,987,950,406	$258,294,299	$231,085,051

$14,482,400	$12,275,252	$(22,306)	$(73,876)

See Notes to Financial Statements.	121

Statements of Changes in Net Assets (concluded)

	New Jersey
	For the
	Six Months Ended	For the
	March 31, 2015	Year Ended
INCREASE (DECREASE) IN NET ASSETS	(unaudited)	September 30, 2014
Operations:
Net investment income	$1,673,341	$3,619,473
Net realized gain (loss) on investments and futures contracts	572,236	(950,858)
Net change in unrealized appreciation/depreciation on investments and futures contracts	424,204	6,367,205
Net increase in net assets resulting from operations	2,669,781	9,035,820
Distributions to shareholders from:
Net investment income
Class A	(1,545,781)	(3,400,416)
Class C	–	–
Class F	(112,663)	(189,040)
Class I	(236)	(474)
Total distributions to shareholders	(1,658,680)	(3,589,930)
Capital share transactions (See Note 13):
Net proceeds from sales of shares	7,553,830	12,976,162
Reinvestment of distributions	1,331,657	2,748,948
Cost of shares reacquired	(7,243,936)	(48,122,435)
Net increase (decrease) in net assets resulting from capital share transactions	1,641,551	(32,397,325)
Net increase (decrease) in net assets	2,652,652	(26,951,435)
NET ASSETS:
Beginning of period	$99,564,745	$126,516,180
End of period	$102,217,397	$99,564,745
Distributions in excess of net investment income	$(117,211)	$(131,872)

122	See Notes to Financial Statements.

New York
For the
Six Months Ended	For the
March 31, 2015	Year Ended
(unaudited)	September 30, 2014

$5,094,035	$10,392,559
593,060	(2,218,620)

2,167,775	19,724,046
7,854,870	27,897,985

(4,008,629)	(8,436,616)
(640,573)	(1,283,989)
(391,766)	(571,241)
(10,895)	(22,243)
(5,051,863)	(10,314,089)

53,853,233	57,621,244
3,811,881	7,864,137
(23,772,781)	(92,359,910)

33,892,333	(26,874,529)
36,695,340	(9,290,633)

$315,381,918	$324,672,551
$352,077,258	$315,381,918
$(524,915)	$(567,087)

See Notes to Financial Statements.	123

Financial Highlights

SHORT DURATION TAX FREE FUND

	Class A Shares
	Six Months
	Ended
	3/31/2015		Year Ended 9/30
	(unaudited)		2014		2013		2012		2011		2010
Per Share Operating Performance
Net asset value, beginning of period	$15.80		$15.71		$15.97		$15.83		$15.80		$15.60
Investment operations:
Net investment income(a)	.08		.19		.21		.26		.33		.30
Net realized and unrealized gain (loss)	(.02)		.10		(.25)		.15		.03		.20
Total from investment operations	.06		.29		(.04)		.41		.36		.50
Distributions to shareholders from:
Net investment income	(.08)		(.19)		(.21)		(.26)		(.33)		(.30)
Net realized gain	–		(.01)		(.01)		(.01)		–		–
Total distributions	(.08)		(.20)		(.22)		(.27)		(.33)		(.30)
Net asset value, end of period	$15.78		$15.80		$15.71		$15.97		$15.83		$15.80
Total Return(b)	.37	%(c)	1.85%		(.28)%		2.65%		2.30%		3.24%
Ratios to Average Net Assets:
Expenses, excluding expense reductions and including management fee waived and expenses reimbursed	.32	%(c)	.64%		.63%		.61%		.59%		.55%
Expenses, excluding interest expense, including expense reductions, management fee waived and expenses reimbursed	.32	%(c)	.64	%(d)	.62	%(d)	.60	%(d)	.58	%(d)	.55	%(d)
Expenses, excluding expense reductions, management fee waived and expenses reimbursed	.35	%(c)	.70%		.70%		.70%		.70%		.70%
Net investment income	.50	%(c)	1.19%		1.32%		1.65%		2.08%		1.91%

Supplemental Data:
Net assets,end of period (000)	$1,193,589		$1,231,268		$1,476,264		$1,511,237		$1,249,341		$1,326,511
Portfolio turnover rate	16.62	%(c)	28.30%		23.80%		18.11%		52.51%		36.21%

(a)	Calculated using average shares outstanding during the period.
(b)	Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(c)	Not annualized.
(d)	Interest expense relates to the liability for floating rate notes issued in conjunction with tender option bond trusts.

124	See Notes to Financial Statements.

Financial Highlights (continued)

SHORT DURATION TAX FREE FUND

	Class C Shares
	Six Months
	Ended
	3/31/2015		Year Ended 9/30
	(unaudited)		2014		2013		2012		2011		2010
Per Share Operating Performance
Net asset value, beginning of period	$15.80		$15.71		$15.97		$15.83		$15.80		$15.60
Investment operations:
Net investment income(a)	.03		.09		.11		.16		.21		.18
Net realized and unrealized gain (loss)	(.02)		.10		(.26)		.15		.03		.19
Total from investment operations	.01		.19		(.15)		.31		.24		.37
Distributions to shareholders from:
Net investment income	(.03)		(.09)		(.10)		(.16)		(.21)		(.17)
Net realized gain	–		(.01)		(.01)		(.01)		–		–
Total distributions	(.03)		(.10)		(.11)		(.17)		(.21)		(.17)
Net asset value, end of period	$15.78		$15.80		$15.71		$15.97		$15.83		$15.80
Total Return(b)	.06	%(c)	1.20%		(.93)%		1.97%		1.56%		2.42%
Ratios to Average Net Assets:
Expenses, excluding expense reductions and including management fee waived and expenses reimbursed	.64	%(c)	1.28%		1.29%		1.27%		1.31%		1.35%
Expenses, excluding interest expense, including expense reductions, management fee waived and expenses reimbursed	.64	%(c)	1.28	%(d)	1.29	%(d)	1.26	%(d)	1.31	%(d)	1.35	%(d)
Expenses, excluding expense reductions, management fee waived and expenses reimbursed	.66	%(c)	1.34%		1.36%		1.36%		1.41%		1.50%
Net investment income	.19	%(c)	.55%		.67%		1.00%		1.36%		1.12%

Supplemental Data:
Net assets, end of period (000)	$221,928		$237,782		$285,611		$298,123		$244,872		$251,390
Portfolio turnover rate	16.62	%(c)	28.30%		23.80%		18.11%		52.51%		36.21%

(a)	Calculated using average shares outstanding during the period.
(b)	Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(c)	Not annualized.
(d)	Interest expense relates to the liability for floating rate notes issued in conjunction with tender option bond trusts.

See Notes to Financial Statements.	125

Financial Highlights (continued)

SHORT DURATION TAX FREE FUND

	Class F Shares
	Six Months
	Ended
	3/31/2015		Year Ended 9/30
	(unaudited)		2014		2013		2012		2011		2010
Per Share Operating Performance
Net asset value, beginning of period	$15.80		$15.71		$15.97		$15.83		$15.80		$15.60
Investment operations:
Net investment income(a)	.09		.20		.23		.27		.34		.32
Net realized and unrealized gain (loss)	(.02)		.10		(.25)		.16		.03		.20
Total from investment operations	.07		.30		(.02)		.43		.37		.52
Distributions to shareholders from:
Net investment income	(.09)		(.20)		(.23)		(.28)		(.34)		(.32)
Net realized gain	–		(.01)		(.01)		(.01)		–		–
Total distributions	(.09)		(.21)		(.24)		(.29)		(.34)		(.32)
Net asset value, end of period	$15.78		$15.80		$15.71		$15.97		$15.83		$15.80
Total Return(b)	.42	%(c)	1.95%		(.18)%		2.75%		2.40%		3.34%
Ratios to Average Net Assets:
Expenses, excluding expense reductions and including management fee waived and expenses reimbursed	.27	%(c)	.54%		.53%		.51%		.49%		.45%
Expenses, excluding interest expense, including expense reductions, management fee waived and expenses reimbursed	.27	%(c)	.54	%(d)	.52	%(d)	.50	%(d)	.48	%(d)	.45	%(d)
Expenses, excluding expense reductions, management fee waived and expenses reimbursed	.30	%(c)	.60%		.60%		.60%		.60%		.61%
Net investment income	.54	%(c)	1.29%		1.42%		1.72%		2.18%		2.02%

Supplemental Data:
Net assets, end of period (000)	$765,297		$775,914		$757,444		$704,486		$365,694		$284,289
Portfolio turnover rate	16.62	%(c)	28.30%		23.80%		18.11%		52.51%		36.21%

(a)	Calculated using average shares outstanding during the period.
(b)	Total Return assumes the reinvestment of all distributions.
(c)	Not annualized.
(d)	Interest expense relates to the liability for floating rate notes issued in conjunction with tender option bond trusts.

126	See Notes to Financial Statements.

Financial Highlights (concluded)

SHORT DURATION TAX FREE FUND

	Class I Shares
	Six Months
	Ended
	3/31/2015		Year Ended 9/30
	(unaudited)		2014		2013		2012		2011		2010
Per Share Operating Performance
Net asset value, beginning of period	$15.80		$15.71		$15.97		$15.83		$15.80		$15.60
Investment operations:
Net investment income(a)	.09		.22		.24		.28		.35		.33
Net realized and unrealized gain (loss)	(.02)		.10		(.25)		.16		.04		.20
Total from investment operations	.07		.32		(.01)		.44		.39		.53
Distributions to shareholders from:
Net investment income	(.09)		(.22)		(.24)		(.29)		(.36)		(.33)
Net realized gain	–		(.01)		(.01)		(.01)		–		–

Total distributions	(.09)		(.23)		(.25)		(.30)		(.36)		(.33)
Net asset value, end of period	$15.78		$15.80		$15.71		$15.97		$15.83		$15.80
Total Return(b)	.47	%(c)	2.04%		(.08)%		2.83%		2.48%		3.43%
Ratios to Average Net Assets:
Expenses, excluding expense reductions and including management fee waived and expenses reimbursed	.23	%(c)	.44%		.43%		.41%		.39%		.35%
Expenses, excluding interest expense, including expense reductions, management fee waived and expenses reimbursed	.23	%(c)	.44	%(d)	.42	%(d)	.40	%(d)	.39	%(d)	.34	%(d)
Expenses, excluding expense reductions, management fee waived and expenses reimbursed	.25	%(c)	.50%		.50%		.50%		.49%		.50%
Net investment income	.59	%(c)	1.38%		1.50%		1.77%		2.22%		2.11%

Supplemental Data:
Net assets, end of period (000)	$49,606		$82,953		$67,487		$23,111		$6,330		$2,221
Portfolio turnover rate	16.62	%(c)	28.30%		23.80%		18.11%		52.51%		36.21%

(a)	Calculated using average shares outstanding during the period.
(b)	Total Return assumes the reinvestment of all distributions.
(c)	Not annualized.
(d)	Interest expense relates to the liability for floating rate notes issued in conjunction with tender option bond trusts.

See Notes to Financial Statements.	127

Financial Highlights

INTERMEDIATE TAX FREE FUND

	Class A Shares
	Six Months
	Ended
	3/31/2015		Year Ended 9/30
	(unaudited)		2014	2013	2012	2011	2010
Per Share Operating Performance
Net asset value, beginning of period	$10.83		$10.49	$10.99	$10.49	$10.52	$10.28
Investment operations:
Net investment income(a)	.15		.32	.29	.33	.39	.39
Net realized and unrealized gain (loss)	.10		.41	(.50)	.50	(.03)	.23
Total from investment operations	.25		.73	(.21)	.83	.36	.62
Distributions to shareholders from:
Net investment income	(.15)		(.32)	(.29)	(.33)	(.39)	(.38)
Net realized gain	–		(.07)	–	–	–	–
Total distributions	(.15)		(.39)	(.29)	(.33)	(.39)	(.38)
Net asset value, end of period	$10.93		$10.83	$10.49	$10.99	$10.49	$10.52
Total Return(b)	2.32	%(c)	7.09%	(1.99)%	8.04%	3.55%	6.22%
Ratios to Average Net Assets:
Expenses, excluding expense reductions and including management fee waived and expenses reimbursed	.35	%(c)	.70%	.69%	.67%	.65%	.63%
Expenses, excluding interest expense, including expense reductions, management fee waived and expenses reimbursed(d)	.35	%(c)	.70%	.68%	.66%	.64%	.63%
Expenses, excluding expense reductions, management fee waived and expenses reimbursed	.35	%(c)	.71%	.70%	.70%	.72%	.71%
Net investment income	1.41	%(c)	3.04%	2.67%	3.10%	3.82%	3.76%

Supplemental Data:
Net assets, end of period (000)	$1,580,455		$1,485,143	$1,829,614	$2,064,377	$1,385,337	$1,320,285
Portfolio turnover rate	3.92	%(c)	18.92%	30.59%	21.39%	38.81%	30.23%

(a)	Calculated using average shares outstanding during the period.
(b)	Total Return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(c)	Not annualized.
(d)	Interest expense relates to the liability for floating rate notes issued in conjunction with tender option bond trusts.

128	See Notes to Financial Statements.

Financial Highlights (continued)

INTERMEDIATE TAX FREE FUND

	Class B Shares
	Six Months
	Ended
	3/31/2015		Year Ended 9/30
	(unaudited)		2014	2013	2012	2011	2010
Per Share Operating Performance
Net asset value, beginning of period	$10.83		$10.48	$10.98	$10.48	$10.51	$10.27
Investment operations:
Net investment income(a)	.11		.24	.20	.25	.31	.31
Net realized and unrealized gain (loss)	.09		.41	(.50)	.50	(.04)	.23
Total from investment operations	.20		.65	(.30)	.75	.27	.54
Distributions to shareholders from:
Net investment income	(.11)		(.23)	(.20)	(.25)	(.30)	(.30)
Net realized gain	–		(.07)	–	–	–	–
Total distributions	(.11)		(.30)	(.20)	(.25)	(.30)	(.30)
Net asset value, end of period	$10.92		$10.83	$10.48	$10.98	$10.48	$10.51
Total Return(b)	1.83	%(c)	6.35%	(2.78)%	7.19%	2.73%	5.38%
Ratios to Average Net Assets:
Expenses, excluding expense reductions and including management fee waived and expenses reimbursed	.75	%(c)	1.50%	1.49%	1.47%	1.45%	1.43%
Expenses, excluding interest expense, including expense reductions, management fee waived and expenses reimbursed(d)	.75	%(c)	1.50%	1.48%	1.46%	1.44%	1.43%
Expenses, excluding expense reductions, management fee waived and expenses reimbursed	.75	%(c)	1.51%	1.50%	1.50%	1.52%	1.51%
Net investment income	1.02	%(c)	2.24%	1.88%	2.34%	3.03%	2.98%

Supplemental Data:
Net assets, end of period (000)	$3,593		$3,892	$4,587	$5,933	$6,526	$7,725
Portfolio turnover rate	3.92	%(c)	18.92%	30.59%	21.39%	38.81%	30.23%

(a)	Calculated using average shares outstanding during the period.
(b)	Total Return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(c)	Not annualized.
(d)	Interest expense relates to the liability for floating rate notes issued in conjunction with tender option bond trusts.

See Notes to Financial Statements.	129

Financial Highlights (continued)

INTERMEDIATE TAX FREE FUND

	Class C Shares
	Six Months
	Ended
	3/31/2015		Year Ended 9/30
	(unaudited)		2014	2013	2012	2011	2010
Per Share Operating Performance
Net asset value, beginning of period	$10.82		$10.48	$10.98	$10.48	$10.51	$10.27
Investment operations:
Net investment income(a)	.12		.25	.22	.26	.32	.31
Net realized and unrealized gain (loss)	.10		.41	(.51)	.50	(.04)	.24
Total from investment operations	.22		.66	(.29)	.76	.28	.55
Distributions to shareholders from:
Net investment income	(.12)		(.25)	(.21)	(.26)	(.31)	(.31)
Net realized gain	–		(.07)	–	–	–	–
Total distributions	(.12)		(.32)	(.21)	(.26)	(.31)	(.31)
Net asset value, end of period	$10.92		$10.82	$10.48	$10.98	$10.48	$10.51
Total Return(b)	2.01	%(c)	6.42%	(2.66)%	7.32%	2.81%	5.44%
Ratios to Average Net Assets:
Expenses, excluding expense reductions and including management fee waived and expenses reimbursed	.66	%(c)	1.34%	1.36%	1.34%	1.37%	1.37%
Expenses, excluding interest expense, including expense reductions, management fee waived and expenses reimbursed(d)	.66	%(c)	1.34%	1.36%	1.34%	1.36%	1.37%
Expenses, excluding expense reductions, management fee waived and expenses reimbursed	.66	%(c)	1.35%	1.38%	1.38%	1.43%	1.46%
Net investment income	1.10	%(c)	2.40%	2.00%	2.42%	3.10%	3.01%

Supplemental Data:
Net assets, end of period (000)	$582,865		$559,156	$634,305	$699,128	$453,450	$391,138
Portfolio turnover rate	3.92	%(c)	18.92%	30.59%	21.39%	38.81%	30.23%

(a)	Calculated using average shares outstanding during the period.
(b)	Total Return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(c)	Not annualized.
(d)	Interest expense relates to the liability for floating rate notes issued in conjunction with tender option bond trusts.

130	See Notes to Financial Statements.

Financial Highlights (continued)

INTERMEDIATE TAX FREE FUND

	Class F Shares
	Six Months
	Ended
	3/31/2015		Year Ended 9/30
	(unaudited)		2014	2013	2012	2011	2010
Per Share Operating Performance
Net asset value, beginning of period	$10.83		$10.49	$10.99	$10.49	$10.52	$10.28
Investment operations:
Net investment income(a)	.16		.33	.30	.34	.40	.40
Net realized and unrealized gain (loss)	.10		.41	(.50)	.50	(.03)	.23
Total from investment operations	.26		.74	(.20)	.84	.37	.63
Distributions to shareholders from:
Net investment income	(.16)		(.33)	(.30)	(.34)	(.40)	(.39)
Net realized gain	–		(.07)	–	–	–	–
Total distributions	(.16)		(.40)	(.30)	(.34)	(.40)	(.39)
Net asset value, end of period	$10.93		$10.83	$10.49	$10.99	$10.49	$10.52
Total Return(b)	2.37	%(c)	7.20%	(1.89)%	8.15%	3.66%	6.33%
Ratios to Average Net Assets:
Expenses, excluding expense reductions and including management fee waived and expenses reimbursed	.30	%(c)	.60%	.59%	.57%	.55%	.53%
Expenses, excluding interest expense, including expense reductions, management fee waived and expenses reimbursed(d)	.30	%(c)	.60%	.58%	.56%	.54%	.53%
Expenses, excluding expense reductions, management fee waived and expenses reimbursed	.30	%(c)	.60%	.60%	.61%	.62%	.61%
Net investment income	1.46	%(c)	3.13%	2.77%	3.19%	3.92%	3.86%

Supplemental Data:
Net assets, end of period (000)	$1,403,439		$1,092,546	$899,590	$1,007,950	$547,652	$307,256
Portfolio turnover rate	3.92	%(c)	18.92%	30.59%	21.39%	38.81%	30.23%

(a)	Calculated using average shares outstanding during the period.
(b)	Total Return assumes the reinvestment of all distributions.
(c)	Not annualized.
(d)	Interest expense relates to the liability for floating rate notes issued in conjunction with tender option bond trusts.

See Notes to Financial Statements.	131

Financial Highlights (continued)

INTERMEDIATE TAX FREE FUND

	Class I Shares
	Six Months
	Ended					1/31/2011(a)
	3/31/2015		Year Ended 9/30			to
	(unaudited)		2014	2013	2012	9/30/2011
Per Share Operating Performance
Net asset value, beginning of period	$10.84		$10.49	$11.00	$10.50	$9.96
Investment operations:
Net investment income(b)						–	(c)
Net realized and unrealized loss						(.01)
Total from investment operations						(.01)
Net asset value on SEC Effective Date, 2/1/2011						$9.95
Investment operations:
Net investment income(b)	.16		.34	.31	.34	.27
Net realized and unrealized gain (loss)	.09		.42	(.51)	.51	.55	(d)
Total from investment operations	.25		.76	(.20)	.85	.82
Distributions to shareholders from:
Net investment income	(.16)		(.34)	(.31)	(.35)	(.27)
Net realized gain	–		(.07)	–	–	–
Total distributions	(.16)		(.41)	(.31)	(.35)	(.27)
Net asset value, end of period	$10.93		$10.84	$10.49	$11.00	$10.50
Total Return(e)						8.26	%(f)(g)
Total Return(e)	2.33	%(f)	7.41%	(1.89)%	8.22%	8.35	%(f)(h)
Ratios to Average Net Assets:
Expenses, excluding expense reductions and including management fee waived and expenses reimbursed	.25	%(f)	.50%	.49%	.47%	.45	%(i)
Expenses, excluding interest expense, including expense reductions, management fee waived and expenses reimbursed(j)	.25	%(f)	.50%	.48%	.46%	.44	%(i)
Expenses, excluding expense reductions, management fee waived and expenses reimbursed	.25	%(f)	.50%	.50%	.51%	.54	%(i)
Net investment income	1.49	%(f)	3.23%	2.87%	3.17%	3.81	%(i)

Supplemental Data:
Net assets, end of period (000)	$143,695		$68,985	$52,814	$37,514	$2,572
Portfolio turnover rate	3.92	%(f)	18.92%	30.59%	21.39%	38.81%

(a)	Commencement of operations was 1/31/2011, SEC effective date and date shares first became available to the public was 2/1/2011.
(b)	Calculated using average shares outstanding during the period.
(c)	Amount is less than $.01.
(d)	The per share amount does not represent the net realized and unrealized gain (loss) as presented on the Statements of Operations for the period due to the timing of sales of Fund shares and the amount of per share realized and unrealized gains and losses at such time.
(e)	Total Return assumes the reinvestment of all distributions.
(f)	Not annualized.
(g)	Total Return for the period 1/31/2011 through 9/30/2011.
(h)	Total Return for the period 2/1/2011 through 9/30/2011.
(i)	Annualized.
(j)	Interest expense relates to the liability for floating rate notes issued in conjunction with tender option bond trusts.

132	See Notes to Financial Statements.

Financial Highlights (concluded)

INTERMEDIATE TAX FREE FUND

	Class P Shares
	Six Months
	Ended
	3/31/2015		Year Ended 9/30
	(unaudited)		2014	2013	2012	2011	2010
Per Share Operating Performance
Net asset value, beginning of period	$10.84		$10.49	$11.00	$10.50	$10.52	$10.28
Investment operations:
Net investment income(a)	.14		.30	.27	.31	.37	.36
Net realized and unrealized gain (loss)	.09		.41	(.52)	.50	(.03)	.24
Total from investment operations	.23		.71	(.25)	.81	.34	.60
Distributions to shareholders from:
Net investment income	(.14)		(.29)	(.26)	(.31)	(.36)	(.36)
Net realized gain	–		(.07)	–	–	–	–
Total distributions	(.14)		(.36)	(.26)	(.31)	(.36)	(.36)
Net asset value, end of period	$10.93		$10.84	$10.49	$11.00	$10.50	$10.52
Total Return(b)	2.11	%(c)	6.94%	(2.32)%	7.79%	3.41%	5.99%
Ratios to Average Net Assets:
Expenses, excluding expense reductions and including management fee waived and expenses reimbursed	.47	%(c)	.93%	.92%	.90%	.89%	.86%
Expenses, excluding interest expense, including expense reductions, management fee waived and expenses reimbursed(d)	.47	%(c)	.93%	.92%	.90%	.88%	.86%
Expenses, excluding expense reductions, management fee waived and expenses reimbursed	.47	%(c)	.94%	.94%	.94%	.96%	.94%
Net investment income	1.29	%(c)	2.80%	2.44%	2.90%	3.60%	3.56%

Supplemental Data:
Net assets, end of period (000)	$16		$16	$15	$15	$14	$13
Portfolio turnover rate	3.92	%(c)	18.92%	30.59%	21.39%	38.81%	30.23%

(a)	Calculated using average shares outstanding during the period.
(b)	Total Return assumes the reinvestment of all distributions.
(c)	Not annualized.
(d)	Interest expense relates to the liability for floating rate notes issued in conjunction with tender option bond trusts.

See Notes to Financial Statements.	133

Financial Highlights

AMT FREE MUNICIPAL BOND FUND

	Class A Shares
	Six Months
	Ended						10/26/2010(a)
	3/31/2015		Year Ended 9/30				to
	(unaudited)		2014	2013	2012		9/30/2011
Per Share Operating Performance
Net asset value, beginning of period	$15.89		$15.03	$16.38	$15.08		$15.00
Investment operations:
Net investment income(b)	.27		.59	.58	.65		.65
Net realized and unrealized gain (loss)	.22		.85	(1.35)	1.30		.05
Total from investment operations	.49		1.44	(.77)	1.95		.70
Distributions to shareholders from:
Net investment income	(.27)		(.58)	(.58)	(.65)		(.62)
Net asset value, end of period	$16.11		$15.89	$15.03	$16.38		$15.08
Total Return(c)	3.08	%(d)	9.76%	(4.88)%	13.16%		4.90	%(d)
Ratios to Average Net Assets:
Expenses, excluding expense reductions and including management fee waived and expenses reimbursed	.30	%(d)	.60%	.58%	.55%		.50	%(e)
Expenses, excluding interest expense, including expense reductions, management fee waived and expenses reimbursed	.30	%(d)	.60%	.58%	.53	%(f)	.50	%(e)(f)
Expenses, excluding expense reductions, management fee waived and expenses reimbursed	.44	%(d)	.90%	.87%	.91%		1.13	%(e)
Net investment income	1.69	%(d)	3.83%	3.62%	4.12%		4.81	%(e)

Supplemental Data:
Net assets, end of period (000)	$107,151		$92,711	$106,852	$115,862		$62,280
Portfolio turnover rate	10.40	%(d)	50.67%	45.96%	17.32%		54.63%

(a)	Commencement of operations and SEC effective date was 10/26/2010 and date shares first became available to the public was 11/1/2010.
(b)	Calculated using average shares outstanding during the period.
(c)	Total Return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(d)	Not annualized.
(e)	Annualized.
(f)	Interest expense relates to the liability for floating rate notes issued in conjunction with tender option bond trusts.

134	See Notes to Financial Statements.

Financial Highlights (continued)

AMT FREE MUNICIPAL BOND FUND

	Class C Shares
	Six Months
	Ended						10/26/2010(a)
	3/31/2015		Year Ended 9/30				to
	(unaudited)		2014	2013	2012		9/30/2011
Per Share Operating Performance
Net asset value, beginning of period	$15.88		$15.03	$16.38	$15.07		$15.00
Investment operations:
Net investment income(b)	.22		.48	.46	.51		.54
Net realized and unrealized gain (loss)	.23		.85	(1.35)	1.32		.04
Total from investment operations	.45		1.33	(.89)	1.83		.58
Distributions to shareholders from:
Net investment income	(.22)		(.48)	(.46)	(.52)		(.51)
Net asset value, end of period	$16.11		$15.88	$15.03	$16.38		$15.07
Total Return(c)	2.82	%(d)	8.97%	(5.53)%	12.29%		4.03	%(d)
Ratios to Average Net Assets:
Expenses, excluding expense reductions and including management fee waived and expenses reimbursed	.62	%(d)	1.27%	1.33%	1.32%		1.29	%(e)
Expenses, excluding interest expense, including expense reductions, management fee waived and expenses reimbursed	.62	%(d)	1.27%	1.33%	1.30	%(f)	1.29	%(e)(f)
Expenses, excluding expense reductions, management fee waived and expenses reimbursed	.75	%(d)	1.56%	1.62%	1.66%		1.84	%(e)
Net investment income	1.38	%(d)	3.15%	2.87%	3.22%		3.97	%(e)

Supplemental Data:
Net assets, end of period (000)	$22,144		$20,596	$19,779	$18,242		$2,532
Portfolio turnover rate	10.40	%(d)	50.67%	45.96%	17.32%		54.63%

(a)	Commencement of operations and SEC effective date was 10/26/2010 and date shares first became available to the public was 11/1/2010.
(b)	Calculated using average shares outstanding during the period.
(c)	Total Return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(d)	Not annualized.
(e)	Annualized.
(f)	Interest expense relates to the liability for floating rate notes issued in conjunction with tender option bond trusts.

See Notes to Financial Statements.	135

Financial Highlights (continued)

AMT FREE MUNICIPAL BOND FUND

	Class F Shares
	Six Months
	Ended						10/26/2010(a)
	3/31/2015		Year Ended 9/30				to
	(unaudited)		2014	2013	2012		9/30/2011
Per Share Operating Performance
Net asset value, beginning of period	$15.89		$15.03	$16.38	$15.09		$15.00
Investment operations:
Net investment income(b)	.28		.60	.60	.65		.67
Net realized and unrealized gain (loss)	.21		.85	(1.36)	1.30		.05
Total from investment operations	.49		1.45	(.76)	1.95		.72
Distributions to shareholders from:
Net investment income	(.27)		(.59)	(.59)	(.66)		(.63)
Net asset value, end of period	$16.11		$15.89	$15.03	$16.38		$15.09
Total Return(c)	3.12	%(d)	9.87%	(4.78)%	13.20%		5.04	%(d)
Ratios to Average Net Assets:
Expenses, excluding expense reductions and including management fee waived and expenses reimbursed	.25	%(d)	.50%	.48%	.45%		.40	%(e)
Expenses, excluding interest expense, including expense reductions, management fee waived and expenses reimbursed	.25	%(d)	.50%	.48%	.44	%(f)	.39	%(e)(f)
Expenses, excluding expense reductions, management fee waived and expenses reimbursed	.39	%(d)	.80%	.77%	.80%		.90	%(e)
Net investment income	1.74	%(d)	3.91%	3.71%	4.08%		4.85	%(e)

Supplemental Data:
Net assets, end of period (000)	$27,829		$24,429	$18,702	$32,554		$3,769
Portfolio turnover rate	10.40	%(d)	50.67%	45.96%	17.32%		54.63%

(a)	Commencement of operations and SEC effective date was 10/26/2010 and date shares first became available to the public was 11/1/2010.
(b)	Calculated using average shares outstanding during the period.
(c)	Total Return assumes the reinvestment of all distributions.
(d)	Not annualized.
(e)	Annualized.
(f)	Interest expense relates to the liability for floating rate notes issued in conjunction with tender option bond trusts.

136	See Notes to Financial Statements.

Financial Highlights (concluded)

AMT FREE MUNICIPAL BOND FUND

	Class I Shares
	Six Months
	Ended						10/26/2010(a)
	3/31/2015		Year Ended 9/30				to
	(unaudited)		2014	2013	2012		9/30/2011
Per Share Operating Performance
Net asset value, beginning of period	$15.90		$15.04	$16.39	$15.08		$15.00
Investment operations:
Net investment income(b)	.29		.62	.63	.66		.66
Net realized and unrealized gain (loss)	.21		.85	(1.37)	1.33		.07
Total from investment operations	.50		1.47	(.74)	1.99		.73
Distributions to shareholders from:
Net investment income	(.28)		(.61)	(.61)	(.68)		(.65)
Net asset value, end of period	$16.12		$15.90	$15.04	$16.39		$15.08
Total Return(c)	3.18	%(d)	9.97%	(4.65)%	13.41%		5.13	%(d)
Ratios to Average Net Assets:
Expenses, excluding expense reductions and including management fee waived and expenses reimbursed	.20	%(d)	.40%	.37%	.36%		.29	%(e)
Expenses, excluding interest expense, including expense reductions, management fee waived and expenses reimbursed	.20	%(d)	.40%	.37%	.35	%(f)	.29	%(e)(f)
Expenses, excluding expense reductions, management fee waived and expenses reimbursed	.34	%(d)	.69%	.67%	.69%		2.12	%(e)
Net investment income	1.78	%(d)	4.00%	3.80%	4.10%		4.91	%(e)

Supplemental Data:
Net assets, end of period (000)	$274		$169	$108	$8,372		$11
Portfolio turnover rate	10.40	%(d)	50.67%	45.96%	17.32%		54.63%

(a)	Commencement of operations and SEC effective date was 10/26/2010 and date shares first became available to the public was 11/1/2010.
(b)	Calculated using average shares outstanding during the period.
(c)	Total Return assumes the reinvestment of all distributions.
(d)	Not annualized.
(e)	Annualized.
(f)	Interest expense relates to the liability for floating rate notes issued in conjunction with tender option bond trusts.

See Notes to Financial Statements.	137

Financial Highlights

NATIONAL TAX FREE FUND

	Class A Shares
	Six Months
	Ended
	3/31/2015		Year Ended 9/30
	(unaudited)		2014	2013	2012	2011	2010
Per Share Operating Performance
Net asset value, beginning of period	$11.29		$10.60	$11.52	$10.53	$10.84	$10.62
Investment operations:
Net investment income(a)	.20		.45	.44	.50	.52	.54
Net realized and unrealized gain (loss)	.14		.68	(.93)	.98	(.31)	.21
Total from investment operations	.34		1.13	(.49)	1.48	.21	.75
Distributions to shareholders from:
Net investment income	(.20)		(.44)	(.43)	(.49)	(.52)	(.53)
Net asset value, end of period	$11.43		$11.29	$10.60	$11.52	$10.53	$10.84
Total Return(b)	3.03	%(c)	10.87%	(4.40)%	14.37%	2.15%	7.34%
Ratios to Average Net Assets:
Expenses, excluding interest expense and including expense reductions(d)	.37	%(c)	.75%	.74%	.73%	.76%	.77%
Expenses, excluding expense reductions	.38	%(c)	.78%	.76%	.79%	.83%	.86%
Net investment income	1.78	%(c)	4.09%	3.87%	4.52%	5.12%	5.12%

Supplemental Data:
Net assets, end of period (000)	$1,461,471		$1,423,250	$1,438,697	$1,694,729	$1,406,579	$1,007,123
Portfolio turnover rate	14.27	%(c)	44.80%	33.78%	43.81%	87.43%	63.31%

(a)	Calculated using average shares outstanding during the period.
(b)	Total Return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(c)	Not annualized.
(d)	Interest expense relates to the liability for floating rate notes issued in conjunction with tender option bond trusts.

138	See Notes to Financial Statements.

Financial Highlights (continued)

NATIONAL TAX FREE FUND

	Class B Shares
	Six Months
	Ended
	3/31/2015		Year Ended 9/30
	(unaudited)		2014	2013	2012	2011	2010
Per Share Operating Performance
Net asset value, beginning of period	$11.35		$10.65	$11.58	$10.58	$10.90	$10.68
Investment operations:
Net investment income(a)	.16		.36	.35	.42	.45	.46
Net realized and unrealized gain (loss)	.14		.69	(.94)	.99	(.33)	.21
Total from investment operations	.30		1.05	(.59)	1.41	.12	.67
Distributions to shareholders from:
Net investment income	(.16)		(.35)	(.34)	(.41)	(.44)	(.45)
Net asset value, end of period	$11.49		$11.35	$10.65	$11.58	$10.58	$10.90
Total Return(b)	2.62	%(c)	10.06%	(5.21)%	13.52%	1.26%	6.48%
Ratios to Average Net Assets:
Expenses, excluding interest expense and including expense reductions(d)	.77	%(c)	1.55%	1.54%	1.53%	1.57%	1.57%
Expenses, excluding expense reductions	.78	%(c)	1.58%	1.57%	1.60%	1.64%	1.66%
Net investment income	1.39	%(c)	3.31%	3.07%	3.77%	4.31%	4.33%

Supplemental Data:
Net assets, end of period (000)	$3,871		$4,488	$5,443	$7,762	$9,190	$16,143
Portfolio turnover rate	14.27	%(c)	44.80%	33.78%	43.81%	87.43%	63.31%

(a)	Calculated using average shares outstanding during the period.
(b)	Total Return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(c)	Not annualized.
(d)	Interest expense relates to the liability for floating rate notes issued in conjunction with tender option bond trusts.

See Notes to Financial Statements.	139

Financial Highlights (continued)

NATIONAL TAX FREE FUND

	Class C Shares
	Six Months
	Ended
	3/31/2015		Year Ended 9/30
	(unaudited)		2014	2013	2012	2011	2010
Per Share Operating Performance
Net asset value, beginning of period	$11.30		$10.61	$11.53	$10.54	$10.86	$10.63
Investment operations:
Net investment income(a)	.17		.38	.37	.43	.46	.46
Net realized and unrealized gain (loss)	.14		.68	(.93)	.98	(.33)	.23
Total from investment operations	.31		1.06	(.56)	1.41	.13	.69
Distributions to shareholders from:
Net investment income	(.17)		(.37)	(.36)	(.42)	(.45)	(.46)
Net asset value, end of period	$11.44		$11.30	$10.61	$11.53	$10.54	$10.86
Total Return(b)	2.71	%(c)	10.17%	(5.02)%	13.64%	1.38%	6.69%
Ratios to Average Net Assets:
Expenses, excluding interest expense and including expense reductions(d)	.68	%(c)	1.39%	1.40%	1.37%	1.43%	1.47%
Expenses, excluding expense reductions	.69	%(c)	1.41%	1.42%	1.43%	1.50%	1.56%
Net investment income	1.47	%(c)	3.46%	3.21%	3.87%	4.44%	4.40%

Supplemental Data:
Net assets, end of period (000)	$183,299		$174,469	$177,169	$215,692	$158,714	$181,209
Portfolio turnover rate	14.27	%(c)	44.80%	33.78%	43.81%	87.43%	63.31%

(a)	Calculated using average shares outstanding during the period.
(b)	Total Return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(c)	Not annualized.
(d)	Interest expense relates to the liability for floating rate notes issued in conjunction with tender option bond trusts.

140	See Notes to Financial Statements.

Financial Highlights (continued)

NATIONAL TAX FREE FUND

	Class F Shares
	Six Months
	Ended
	3/31/2015		Year Ended 9/30
	(unaudited)		2014	2013	2012	2011	2010
Per Share Operating Performance
Net asset value, beginning of period	$11.28		$10.59	$11.51	$10.52	$10.83	$10.61
Investment operations:
Net investment income(a)	.21		.45	.45	.51	.53	.55
Net realized and unrealized gain (loss)	.14		.69	(.93)	.98	(.31)	.21
Total from investment operations	.35		1.14	(.48)	1.49	.22	.76
Distributions to shareholders from:
Net investment income	(.21)		(.45)	(.44)	(.50)	(.53)	(.54)
Net asset value, end of period	$11.42		$11.28	$10.59	$11.51	$10.52	$10.83
Total Return(b)	3.08	%(c)	10.98%	(4.31)%	14.48%	2.24%	7.43%
Ratios to Average Net Assets:
Expenses, excluding interest expense and including expense reductions(d)	.32	%(c)	.65%	.64%	.63%	.66%	.66%
Expenses, excluding expense reductions	.33	%(c)	.67%	.66%	.69%	.73%	.76%
Net investment income	1.83	%(c)	4.15%	3.95%	4.58%	5.21%	5.18%

Supplemental Data:
Net assets, end of period (000)	$180,866		$151,265	$103,160	$122,943	$73,983	$62,200
Portfolio turnover rate	14.27	%(c)	44.80%	33.78%	43.81%	87.43%	63.31%

(a)	Calculated using average shares outstanding during the period.
(b)	Total Return assumes the reinvestment of all distributions.
(c)	Not annualized.
(d)	Interest expense relates to the liability for floating rate notes issued in conjunction with tender option bond trusts.

See Notes to Financial Statements.	141

Financial Highlights (concluded)

NATIONAL TAX FREE FUND

	Class I Shares
	Six Months
	Ended						7/26/2010(a)
	3/31/2015		Year Ended 9/30				to
	(unaudited)		2014	2013	2012	2011	9/30/2010
Per Share Operating Performance
Net asset value, beginning of period	$11.29		$10.60	$11.52	$10.53	$10.84	$10.59
Investment operations:
Net investment income(b)	.21		.45	.46	.51	.55	.10
Net realized and unrealized gain (loss)	.14		.70	(.93)	1.00	(.32)	.25
Total from investment operations	.35		1.15	(.47)	1.51	.23	.35
Distributions to shareholders from:
Net investment income	(.21)		(.46)	(.45)	(.52)	(.54)	(.10)
Net asset value, end of period	$11.43		$11.29	$10.60	$11.52	$10.53	$10.84
Total Return(c)	3.12	%(d)	11.07%	(4.23)%	14.62%	2.40%	3.31	%(d)
Ratios to Average Net Assets:
Expenses, excluding interest expense and including expense reductions(e)	.27	%(d)	.55%	.54%	.52%	.54%	.55	%(f)
Expenses, excluding expense reductions	.28	%(d)	.57%	.57%	.59%	.61%	.64	%(f)
Net investment income	1.87	%(d)	4.14%	4.05%	4.58%	5.35%	5.21	%(f)

Supplemental Data:
Net assets, end of period (000)	$2,649		$1,679	$719	$78	$11	$10
Portfolio turnover rate	14.27	%(d)	44.80%	33.78%	43.81%	87.43%	63.31%

(a)	Commencement of operations was 7/26/2010 and the SEC effective date was 4/30/2007.
(b)	Calculated using average shares outstanding during the period.
(c)	Total Return assumes the reinvestment of all distributions.
(d)	Not annualized.
(e)	Interest expense relates to the liability for floating rate notes issued in conjunction with tender option bond trusts.
(f)	Annualized.

142	See Notes to Financial Statements.

Financial Highlights

HIGH YIELD MUNICIPAL BOND FUND

	Class A Shares
	Six Months
	Ended
	3/31/2015		Year Ended 9/30
	(unaudited)		2014	2013	2012	2011	2010
Per Share Operating Performance
Net asset value, beginning of period	$11.69		$10.91	$11.93	$11.06	$11.81	$11.49
Investment operations:
Net investment income(a)	.28		.58	.58	.63	.69	.67
Net realized and unrealized gain (loss)	.11		.75	(1.04)	.85	(.77)	.31
Total from investment operations	.39		1.33	(.46)	1.48	(.08)	.98
Distributions to shareholders from:
Net investment income	(.27)		(.55)	(.56)	(.61)	(.67)	(.66)
Net asset value, end of period	$11.81		$11.69	$10.91	$11.93	$11.06	$11.81
Total Return(b)	3.33	%(c)	12.54%	(4.11)%	13.79%	(.46)%	8.88%
Ratios to Average Net Assets:
Expenses, excluding expense reductions and including management fee waived	.42	%(c)	.91%	.84%	.86%	.89%	.91%
Expenses, excluding interest expense, including expense reductions and management fee waived(d)	.41	%(c)	.90%	.83%	.80%	.82%	.80%
Expenses, excluding expense reductions and management fee waived	.42	%(c)	.91%	.84%	.86%	.89%	.91%
Net investment income	2.37	%(c)	5.12%	4.87%	5.52%	6.24%	5.88%

Supplemental Data:
Net assets, end of period (000)	$1,216,003		$1,160,471	$1,071,511	$1,185,644	$919,758	$1,236,637
Portfolio turnover rate	16.34	%(c)	32.90%	24.47%	27.20%	40.94%	37.68%

(a)	Calculated using average shares outstanding during the period.
(b)	Total Return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(c)	Not annualized.
(d)	Interest expense relates to the liability for floating rate notes issued in conjunction with tender option bond trusts.

See Notes to Financial Statements.	143

Financial Highlights (continued)

HIGH YIELD MUNICIPAL BOND FUND

	Class C Shares
	Six Months
	Ended
	3/31/2015		Year Ended 9/30
	(unaudited)		2014	2013	2012	2011	2010
Per Share Operating Performance
Net asset value, beginning of period	$11.69		$10.92	$11.93	$11.06	$11.81	$11.50
Investment operations:
Net investment income(a)	.24		.51	.50	.56	.62	.59
Net realized and unrealized gain (loss)	.11		.74	(1.03)	.85	(.77)	.30
Total from investment operations	.35		1.25	(.53)	1.41	(.15)	.89
Distributions to shareholders from:
Net investment income	(.23)		(.48)	(.48)	(.54)	(.60)	(.58)
Net asset value, end of period	$11.81		$11.69	$10.92	$11.93	$11.06	$11.81
Total Return(b)	3.01	%(c)	11.74%	(4.64)%	13.08%	(1.11)%	7.99%
Ratios to Average Net Assets:
Expenses, excluding expense reductions and including management fee waived	.74	%(c)	1.54%	1.49%	1.49%	1.56%	1.65%
Expenses, excluding interest expense, including expense reductions and management fee waived(d)	.73	%(c)	1.53%	1.47%	1.44%	1.48%	1.55%
Expenses, excluding expense reductions and management fee waived	.74	%(c)	1.54%	1.49%	1.49%	1.56%	1.65%
Net investment income	2.06	%(c)	4.50%	4.23%	4.91%	5.59%	5.14%

Supplemental Data:
Net assets, end of period (000)	$419,527		$408,459	$407,217	$526,880	$450,802	$585,366
Portfolio turnover rate	16.34	%(c)	32.90%	24.47%	27.20%	40.94%	37.68%

(a)	Calculated using average shares outstanding during the period.
(b)	Total Return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(c)	Not annualized.
(d)	Interest expense relates to the liability for floating rate notes issued in conjunction with tender option bond trusts.

144	See Notes to Financial Statements.

Financial Highlights (continued)

HIGH YIELD MUNICIPAL BOND FUND

	Class F Shares
	Six Months
	Ended
	3/31/2015		Year Ended 9/30
	(unaudited)		2014	2013	2012	2011	2010
Per Share Operating Performance
Net asset value, beginning of period	$11.69		$10.92	$11.94	$11.07	$11.82	$11.50
Investment operations:
Net investment income(a)	.29		.58	.59	.64	.70	.69
Net realized and unrealized gain (loss)	.11		.76	(1.04)	.85	(.76)	.30
Total from investment operations	.40		1.34	(.45)	1.49	(.06)	.99
Distributions to shareholders from:
Net investment income	(.27)		(.57)	(.57)	(.62)	(.69)	(.67)
Net asset value, end of period	$11.82		$11.69	$10.92	$11.94	$11.07	$11.82
Total Return(b)	3.47	%(c)	12.54%	(4.01)%	13.89%	(.35)%	8.98%
Ratios to Average Net Assets:
Expenses, excluding expense reductions and including management fee waived	.37	%(c)	.81%	.74%	.76%	.79%	.81%
Expenses, excluding interest expense, including expense reductions and management fee waived(d)	.36	%(c)	.80%	.72%	.70%	.72%	.71%
Expenses, excluding expense reductions and management fee waived	.37	%(c)	.81%	.74%	.76%	.79%	.81%
Net investment income	2.42	%(c)	5.17%	4.94%	5.60%	6.35%	5.97%

Supplemental Data:
Net assets, end of period (000)	$438,308		$393,166	$228,484	$258,682	$175,052	$215,479
Portfolio turnover rate	16.34	%(c)	32.90%	24.47%	27.20%	40.94%	37.68%

(a)	Calculated using average shares outstanding during the period.
(b)	Total Return assumes the reinvestment of all distributions.
(c)	Not annualized.
(d)	Interest expense relates to the liability for floating rate notes issued in conjunction with tender option bond trusts.

See Notes to Financial Statements.	145

Financial Highlights (continued)

HIGH YIELD MUNICIPAL BOND FUND

	Class I Shares
	Six Months
	Ended						7/26/2010(a)
	3/31/2015		Year Ended 9/30				to
	(unaudited)		2014	2013	2012	2011	9/30/2010
Per Share Operating Performance
Net asset value, beginning of period	$11.67		$10.92	$11.94	$11.06	$11.81	$11.58
Investment operations:
Net investment income(b)	.29		.61	.60	.66	.68	.12
Net realized and unrealized gain (loss)	.11		.71	(1.04)	.85	(.74)	.23
Total from investment operations	.40		1.32	(.44)	1.51	(.06)	.35
Distributions to shareholders from:
Net investment income	(.28)		(.57)	(.58)	(.63)	(.69)	(.12)
Net asset value, end of period	$11.79		$11.67	$10.92	$11.94	$11.06	$11.81
Total Return(c)	3.43	%(d)	12.44%	(3.92)%	14.08%	(.28)%	3.05	%(d)
Ratios to Average Net Assets:
Expenses, excluding expense reductions and including management fee waived	.32	%(d)	.72%	.64%	.66%	.70%	.72	%(e)
Expenses, excluding interest expense, including expense reductions and management fee waived(f)	.31	%(d)	.71%	.62%	.60%	.62%	.62	%(e)
Expenses, excluding expense reductions and management fee waived	.32	%(d)	.72%	.64%	.66%	.70%	.72	%(e)
Net investment income	2.44	%(d)	5.49%	5.04%	5.78%	6.18%	5.75	%(e)

Supplemental Data:
Net assets, end of period (000)	$12,088		$25,841	$2,255	$1,629	$2,258	$112
Portfolio turnover rate	16.34	%(d)	32.90%	24.47%	27.20%	40.94%	37.68%
(a)	Commencement of operations was 7/26/2010 and the SEC effective date was 4/30/2007.
(b)	Calculated using average shares outstanding during the period.
(c)	Total Return assumes the reinvestment of all distributions.
(d)	Not annualized.
(e)	Annualized.
(f)	Interest expense relates to the liability for floating rate notes issued in conjunction with tender option bond trusts.

146	See Notes to Financial Statements.

Financial Highlights (concluded)

HIGH YIELD MUNICIPAL BOND FUND

	Class P Shares
	Six Months
	Ended
	3/31/2015		Year Ended 9/30
	(unaudited)		2014	2013	2012	2011	2010
Per Share Operating Performance
Net asset value, beginning of period	$11.69		$10.92	$11.94	$11.07	$11.82	$11.50
Investment operations:
Net investment income(a)	.27		.56	.56	.61	.67	.66
Net realized and unrealized gain (loss)	.11		.74	(1.04)	.85	(.77)	.30
Total from investment operations	.38		1.30	(.48)	1.46	(.10)	.96
Distributions to shareholders from:
Net investment income	(.25)		(.53)	(.54)	(.59)	(.65)	(.64)
Net asset value, end of period	$11.82		$11.69	$10.92	$11.94	$11.07	$11.82
Total Return(b)	3.31	%(c)	12.23%	(4.29)%	13.56%	(.65)%	8.67%
Ratios to Average Net Assets:
Expenses, excluding expense reductions and including management fee waived	.53	%(c)	1.13%	1.07%	1.08%	1.11%	1.12%
Expenses, excluding interest expense, including expense reductions and management fee waived(d)	.53	%(c)	1.12%	1.05%	1.02%	1.04%	1.02%
Expenses, excluding expense reductions and management fee waived	.53	%(c)	1.13%	1.07%	1.08%	1.11%	1.12%
Net investment income	2.27	%(c)	4.93%	4.69%	5.36%	6.07%	5.71%

Supplemental Data:
Net assets, end of period (000)	$14		$13	$12	$12	$11	$11
Portfolio turnover rate	16.34	%(c)	32.90%	24.47%	27.20%	40.94%	37.68%
(a)	Calculated using average shares outstanding during the period.
(b)	Total Return assumes the reinvestment of all distributions.
(c)	Not annualized.
(d)	Interest expense relates to the liability for floating rate notes issued in conjunction with tender option bond trusts.

See Notes to Financial Statements.	147

Financial Highlights

CALIFORNIA TAX FREE FUND

	Class A Shares
	Six Months
	Ended
	3/31/2015		Year Ended 9/30
	(unaudited)		2014	2013	2012	2011	2010
Per Share Operating Performance
Net asset value, beginning of period	$10.84		$10.10	$10.73	$9.90	$10.24	$10.17
Investment operations:
Net investment income(a)	.19		.38	.38	.43	.48	.47
Net realized and unrealized gain (loss)	.15		.74	(.64)	.83	(.35)	.07
Total from investment operations	.34		1.12	(.26)	1.26	.13	.54
Distributions to shareholders from:
Net investment income	(.19)		(.38)	(.37)	(.43)	(.47)	(.47)
Net asset value, end of period	$10.99		$10.84	$10.10	$10.73	$9.90	$10.24
Total Return(b)	3.11	%(c)	11.29%	(2.51)%	12.94%	1.56%	5.52%
Ratios to Average Net Assets:
Expenses, excluding interest expense and including expense reductions(d)	.41	%(c)	.86%	.81%	.79%	.79%	.78%
Expenses, excluding expense reductions	.42	%(c)	.86%	.81%	.82%	.85%	.84%
Net investment income	1.71	%(c)	3.69%	3.54%	4.16%	4.96%	4.74%

Supplemental Data:
Net assets, end of period (000)	$185,451		$170,131	$166,443	$191,127	$150,423	$166,247
Portfolio turnover rate	8.96	%(c)	20.90%	18.05%	28.15%	36.60%	47.68%
(a)	Calculated using average shares outstanding during the period.
(b)	Total Return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(c)	Not annualized.
(d)	Interest expense relates to the liability for floating rate notes issued in conjunction with tender option bond trusts.

148	See Notes to Financial Statements.

Financial Highlights (continued)

CALIFORNIA TAX FREE FUND

	Class C Shares
	Six Months
	Ended
	3/31/2015		Year Ended 9/30
	(unaudited)		2014	2013	2012	2011	2010
Per Share Operating Performance
Net asset value, beginning of period	$10.84		$10.10	$10.73	$9.90	$10.25	$10.17
Investment operations:
Net investment income(a)	.15		.32	.31	.36	.42	.40
Net realized and unrealized gain (loss)	.16		.73	(.64)	.83	(.36)	.08
Total from investment operations	.31		1.05	(.33)	1.19	.06	.48
Distributions to shareholders from:
Net investment income	(.15)		(.31)	(.30)	(.36)	(.41)	(.40)
Net asset value, end of period	$11.00		$10.84	$10.10	$10.73	$9.90	$10.25
Total Return(b)	2.88	%(c)	10.58%	(3.15)%	12.23%	.80%	4.88%
Ratios to Average Net Assets:
Expenses, excluding interest expense and including expense reductions(d)	.73	%(c)	1.50%	1.47%	1.42%	1.44%	1.49%
Expenses, excluding expense reductions	.73	%(c)	1.50%	1.47%	1.45%	1.50%	1.55%
Net investment income	1.39	%(c)	3.05%	2.88%	3.51%	4.32%	4.02%

Supplemental Data:
Net assets, end of period (000)	$39,692		$36,122	$33,741	$38,712	$28,023	$33,280
Portfolio turnover rate	8.96	%(c)	20.90%	18.05%	28.15%	36.60%	47.68%
(a)	Calculated using average shares outstanding during the period.
(b)	Total Return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(c)	Not annualized.
(d)	Interest expense relates to the liability for floating rate notes issued in conjunction with tender option bond trusts.

See Notes to Financial Statements.	149

Financial Highlights (continued)

CALIFORNIA TAX FREE FUND

	Class F Shares
	Six Months
	Ended
	3/31/2015		Year Ended 9/30
	(unaudited)		2014	2013	2012	2011	2010
Per Share Operating Performance
Net asset value, beginning of period	$10.84		$10.10	$10.73	$9.90	$10.24	$10.17
Investment operations:
Net investment income(a)	.19		.39	.39	.44	.49	.48
Net realized and unrealized gain (loss)	.15		.74	(.64)	.83	(.35)	.07
Total from investment operations	.34		1.13	(.25)	1.27	.14	.55
Distributions to shareholders from:
Net investment income	(.19)		(.39)	(.38)	(.44)	(.48)	(.48)
Net asset value, end of period	$10.99		$10.84	$10.10	$10.73	$9.90	$10.24
Total Return(b)	3.15	%(c)	11.39%	(2.42)%	13.04%	1.65%	5.62%
Ratios to Average Net Assets:
Expenses, excluding interest expense and including expense reductions(d)	.36	%(c)	.76%	.71%	.69%	.69%	.68%
Expenses, excluding expense reductions	.37	%(c)	.76%	.71%	.72%	.75%	.74%
Net investment income	1.75	%(c)	3.78%	3.63%	4.23%	5.06%	4.81%

Supplemental Data:
Net assets, end of period (000)	$31,661		$24,810	$21,549	$22,344	$14,605	$12,683
Portfolio turnover rate	8.96	%(c)	20.90%	18.05%	28.15%	36.60%	47.68%
(a)	Calculated using average shares outstanding during the period.
(b)	Total Return assumes the reinvestment of all distributions.
(c)	Not annualized.
(d)	Interest expense relates to the liability for floating rate notes issued in conjunction with tender option bond trusts.

150	See Notes to Financial Statements.

Financial Highlights (concluded)

CALIFORNIA TAX FREE FUND

	Class I Shares
	Six Months
	Ended					1/31/2011(a)
	3/31/2015		Year Ended 9/30			to
	(unaudited)		2014	2013	2012	9/30/2011
Per Share Operating Performance
Net asset value, beginning of period	$10.84		$10.09	$10.73	$9.90	$9.24
Investment operations:
Net investment income(b)						–	(c)
Net realized and unrealized loss						(.01)
Total from investment operations						(.01)
Net asset value on SEC Effective Date, 2/1/2011						$9.23
Investment operations:
Net investment income(b)	.20		.41	.40	.45	.33
Net realized and unrealized gain (loss)	.14		.74	(.65)	.83	.67	(d)
Total from investment operations	.34		1.15	(.25)	1.28	1.00
Distributions to shareholders from:
Net investment income	(.19)		(.40)	(.39)	(.45)	(.33)
Net asset value, end of period	$10.99		$10.84	$10.09	$10.73	$9.90
Total Return(e)						10.89	%(f)(g)
Total Return(e)	3.19	%(f)	11.65%	(2.40)%	13.17%	10.99	%(f)(h)
Ratios to Average Net Assets:
Expenses, excluding interest expense and including expense reductions(i)	.31	%(f)	.65%	.61%	.59%	.60	%(j)
Expenses, excluding expense reductions	.32	%(f)	.66%	.62%	.62%	.69	%(j)
Net investment income	1.78	%(f)	3.90%	3.77%	4.39%	5.24	%(j)

Supplemental Data:
Net assets, end of period (000)	$1,490		$22	$12	$13	$11
Portfolio turnover rate	8.96	%(f)	20.90%	18.05%	28.15%	36.60%

(a)	Commencement of operations was 1/31/2011, SEC effective date and date shares first became available to the public was 2/1/2011.
(b)	Calculated using average shares outstanding during the period.
(c)	Amount is less than $.01.
(d)	The per share amount does not represent the net realized and unrealized gain (loss) as presented on the Statements of Operations for the period due to the timing of sales of Fund shares and the amount of per share realized and unrealized gains and losses at such time.
(e)	Total Return assumes the reinvestment of all distributions.
(f)	Not annualized.
(g)	Total Return for the period 1/31/2011 through 9/30/2011.
(h)	Total Return for the period 2/1/2011 through 9/30/2011.
(i)	Interest expense relates to the liability for floating rate notes issued in conjunction with tender option bond trusts.
(j)	Annualized.

See Notes to Financial Statements.	151

Financial Highlights

NEW JERSEY TAX FREE FUND

	Class A Shares
	Six Months
	Ended
	3/31/2015		Year Ended 9/30
	(unaudited)		2014	2013	2012		2011		2010
Per Share Operating Performance
Net asset value, beginning of period	$4.94		$4.66	$5.07	$4.69		$4.85		$4.78
Investment operations:
Net investment income(a)	.08		.17	.17	.19		.21		.21
Net realized and unrealized gain (loss)	.05		.28	(.41)	.38		(.16)		.07
Total from investment operations	.13		.45	(.24)	.57		.05		.28
Distributions to shareholders from:
Net investment income	(.08)		(.17)	(.17)	(.19)		(.21)		(.21)
Net asset value, end of period	$4.99		$4.94	$4.66	$5.07		$4.69		$4.85
Total Return(b)	2.69	%(c)	9.87%	(4.85)%	12.41%		1.23%		6.13%
Ratios to Average Net Assets:
Expenses, excluding interest expense and including expense reductions	.42	%(c)	.85%	.82%	.82	%(d)	.82	%(d)	.80	%(d)
Expenses, excluding expense reductions	.42	%(c)	.85%	.82%	.83%		.85%		.83%
Net investment income	1.67	%(c)	3.63%	3.47%	3.96%		4.62%		4.53%

Supplemental Data:
Net assets, end of period (000)	$94,917		$92,713	$121,722	$136,085		$113,783		$125,722
Portfolio turnover rate	9.87	%(c)	19.20%	18.17%	31.06%		23.14%		32.22%

(a)	Calculated using average shares outstanding during the period.
(b)	Total Return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(c)	Not annualized.
(d)	Interest expense relates to the liability for floating rate notes issued in conjunction with tender option bond trusts.

152	See Notes to Financial Statements.

Financial Highlights (continued)

NEW JERSEY TAX FREE FUND

	Class F Shares
	Six Months
	Ended
	3/31/2015		Year Ended 9/30
	(unaudited)		2014	2013	2012		2011		2010
Per Share Operating Performance
Net asset value, beginning of period	$4.94		$4.66	$5.07	$4.69		$4.85		$4.78
Total Investment operations:
Net investment income(a)	.09		.18	.18	.20		.22		.22
Net realized and unrealized gain (loss)	.04		.28	(.41)	.38		(.17)		.07
Total from investment operations	.13		.46	(.23)	.58		.05		.29
Distributions to shareholders from:
Net investment income	(.08)		(.18)	(.18)	(.20)		(.21)		(.22)
Net asset value, end of period	$4.99		$4.94	$4.66	$5.07		$4.69		$4.85
Total Return(b)	2.74	%(c)	9.97%	(4.76)%	12.51%		1.33%		6.23%
Ratios to Average Net Assets:
Expenses, excluding interest expense and including expense reductions	.37	%(c)	.74%	.72%	.72	%(d)	.72	%(d)	.70	%(d)
Expenses, excluding expense reductions	.37	%(c)	.74%	.72%	.73%		.75%		.72%
Net investment income	1.71	%(c)	3.69%	3.55%	3.98%		4.70%		4.61%

Supplemental Data:
Net assets, end of period (000)	$7,287		$6,838	$4,782	$7,400		$3,949		$2,775
Portfolio turnover rate	9.87	%(c)	19.20%	18.17%	31.06%		23.14%		32.22%

(a)	Calculated using average shares outstanding during the period.
(b)	Total Return assumes the reinvestment of all distributions.
(c)	Not annualized.
(d)	Interest expense relates to the liability for floating rate notes issued in conjunction with tender option bond trusts.

See Notes to Financial Statements.	153

Financial Highlights (concluded)

NEW JERSEY TAX FREE FUND

	Class I Shares
	Six Months
	Ended						1/31/2011(a)
	3/31/2015		Year Ended 9/30				to
	(unaudited)		2014	2013	2012		9/30/2011
Per Share Operating Performance
Net asset value, beginning of period	$4.94		$4.66	$5.07	$4.69		$4.42
Investment operations:
Net investment income(b)							–	(c)
Net realized and unrealized loss							(.01)
Total from investment operations							(.01)
Net asset value on SEC Effective Date, 2/1/2011							$4.41
Investment operations:
Net investment income(b)	.09		.19	.18	.21		.15
Net realized and unrealized gain (loss)	.05		.27	(.41)	.37		.28	(d)
Total from investment operations	.14		.46	(.23)	.58		.43
Distributions to shareholders from:
Net investment income	(.09)		(.18)	(.18)	(.20)		(.15)
Net asset value, end of period	$4.99		$4.94	$4.66	$5.07		$4.69
Total Return(e)							9.79	%(f)(g)
Total Return(e)	2.82	%(f)	10.13%	(4.63)%	12.43%		10.02	%(f)(h)
Ratios to Average Net Assets:
Expenses, excluding interest expense and including expense reductions	.30	%(f)	.62%	.61%	.60	%(i)	.59	%(i)(j)
Expenses, excluding expense reductions	.30	%(f)	.62%	.61%	.61%		.64	%(j)
Net investment income	1.80	%(f)	3.87%	3.70%	4.18%		4.85	%(j)

Supplemental Data:
Net assets, end of period (000)	$13		$13	$12	$12		$11
Portfolio turnover rate	9.87	%(f)	19.20%	18.17%	31.06%		23.14%

(a)	Commencement of operations was 1/31/2011, SEC effective date and date shares first became available to the public was 2/1/2011.
(b)	Calculated using average shares outstanding during the period.
(c)	Amount is less than $.01.
(d)	The per share amount does not represent the net realized and unrealized gain (loss) as presented on the Statements of Operations for the period due to the timing of sales of Fund shares and the amount of per share realized and unrealized gains and losses at such time.
(e)	Total Return assumes the reinvestment of all distributions.
(f)	Not annualized.
(g)	Total Return for the period 1/31/2011 through 9/30/2011.
(h)	Total Return for the period 2/1/2011 through 9/30/2011.
(i)	Interest expense relates to the liability for floating rate notes issued in conjunction with tender option bond trusts.
(j)	Annualized.

154	See Notes to Financial Statements.

Financial Highlights

NEW YORK TAX FREE FUND

	Class A Shares
	Six Months
	Ended
	3/31/2015		Year Ended 9/30
	(unaudited)		2014	2013	2012	2011	2010
Per Share Operating Performance
Net asset value, beginning of period	$11.23		$10.59	$11.38	$10.66	$10.96	$10.78
Investment operations:
Net investment income(a)	.18		.38	.37	.43	.48	.49
Net realized and unrealized gain (loss)	.10		.63	(.79)	.73	(.30)	.17
Total from investment operations	.28		1.01	(.42)	1.16	.18	.66
Distributions to shareholders from:
Net investment income	(.18)		(.37)	(.37)	(.44)	(.48)	(.48)
Net asset value, end of period	$11.33		$11.23	$10.59	$11.38	$10.66	$10.96
Total Return(b)	2.48	%(c)	9.73%	(3.80)%	11.05%	1.85%	6.37%
Ratios to Average Net Assets:
Expenses, excluding interest expense and including expense reductions(d)	.39	%(c)	.78%	.78%	.78%	.78%	.77%
Expenses, excluding expense reductions	.39	%(c)	.79%	.78%	.84%	.85%	.85%
Net investment income	1.58	%(c)	3.46%	3.33%	3.95%	4.64%	4.55%

Supplemental Data:
Net assets, end of period (000)	$269,608		$244,081	$262,089	$285,447	$216,126	$238,259
Portfolio turnover rate	3.99	%(c)	20.47%	16.89%	18.34%	47.37%	30.34%

(a)	Calculated using average shares outstanding during the period.
(b)	Total Return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(c)	Not annualized.
(d)	Interest expense relates to the liability for floating rate notes issued in conjunction with tender option bond trusts.

See Notes to Financial Statements.	155

Financial Highlights (continued)

NEW YORK TAX FREE FUND

	Class C Shares
	Six Months
	Ended
	3/31/2015		Year Ended 9/30
	(unaudited)		2014	2013	2012	2011	2010
Per Share Operating Performance
Net asset value, beginning of period	$11.21		$10.58	$11.37	$10.65	$10.95	$10.76
Investment operations:
Net investment income(a)	.14		.31	.30	.36	.42	.41
Net realized and unrealized gain (loss)	.10		.62	(.79)	.72	(.31)	.19
Total from investment operations	.24		.93	(.49)	1.08	.11	.60
Distributions to shareholders from:
Net investment income	(.14)		(.30)	(.30)	(.36)	(.41)	(.41)
Net asset value, end of period	$11.31		$11.21	$10.58	$11.37	$10.65	$10.95
Total Return(b)	2.16	%(c)	8.95%	(4.43)%	10.36%	1.19%	5.74%
Ratios to Average Net Assets:
Expenses, excluding interest expense and including expense reductions(d)	.71	%(c)	1.42%	1.43%	1.42%	1.43%	1.46%
Expenses, excluding expense reductions	.71	%(c)	1.43%	1.44%	1.47%	1.50%	1.54%
Net investment income	1.26	%(c)	2.82%	2.67%	3.31%	3.99%	3.85%

Supplemental Data:
Net assets, end of period (000)	$53,480		$49,678	$45,152	$50,407	$38,627	$42,397
Portfolio turnover rate	3.99	%(c)	20.47%	16.89%	18.34%	47.37%	30.34%

(a)	Calculated using average shares outstanding during the period.
(b)	Total Return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(c)	Not annualized.
(d)	Interest expense relates to the liability for floating rate notes issued in conjunction with tender option bond trusts.

156	See Notes to Financial Statements.

Financial Highlights (continued)

NEW YORK TAX FREE FUND

	Class F Shares
	Six Months
	Ended
	3/31/2015		Year Ended 9/30
	(unaudited)		2014	2013	2012	2011	2010
Per Share Operating Performance
Net asset value, beginning of period	$11.24		$10.60	$11.39	$10.67	$10.97	$10.78
Investment operations:
Net investment income(a)	.18		.39	.38	.44	.49	.50
Net realized and unrealized gain (loss)	.10		.63	(.79)	.73	(.30)	.18
Total from investment operations	.28		1.02	(.41)	1.17	.19	.68
Distributions to shareholders from:
Net investment income	(.18)		(.38)	(.38)	(.45)	(.49)	(.49)
Net asset value, end of period	$11.34		$11.24	$10.60	$11.39	$10.67	$10.97
Total Return(b)	2.53	%(c)	9.83%	(3.70)%	11.15%	1.95%	6.57%
Ratios to Average Net Assets:
Expenses, excluding interest expense and including expense reductions(d)	.34	%(c)	.68%	.68%	.68%	.68%	.67%
Expenses, excluding expense reductions	.34	%(c)	.69%	.68%	.74%	.75%	.75%
Net investment income	1.62	%(c)	3.54%	3.42%	3.99%	4.73%	4.64%

Supplemental Data:
Net assets, end of period (000)	$28,329		$20,978	$16,844	$16,491	$7,907	$7,631
Portfolio turnover rate	3.99	%(c)	20.47%	16.89%	18.34%	47.37%	30.34%

(a)	Calculated using average shares outstanding during the period.
(b)	Total Return assumes the reinvestment of all distributions.
(c)	Not annualized.
(d)	Interest expense relates to the liability for floating rate notes issued in conjunction with tender option bond trusts.

See Notes to Financial Statements.	157

Financial Highlights (concluded)

NEW YORK TAX FREE FUND

	Class I Shares
	Six Months
	Ended					1/31/2011(a)
	3/31/2015		Year Ended 9/30			to
	(unaudited)		2014	2013	2012	9/30/2011
Per Share Operating Performance
Net asset value, beginning of period	$11.23		$10.60	$11.39	$10.67	$10.10
Investment operations:
Net investment income(b)						–	(c)
Net realized and unrealized loss						(.01)
Total from investment operations						(.01)
Net asset value on SEC Effective Date, 2/1/2011						$10.09
Investment operations:
Net investment income(b)	.19		.40	.39	.41	.34
Net realized and unrealized gain (loss)	.10		.63	(.79)	.77	.58	(d)
Total from investment operations	.29		1.03	(.40)	1.18	.92
Distributions to shareholders from:
Net investment income	(.19)		(.40)	(.39)	(.46)	(.34)
Net asset value, end of period	$11.33		$11.23	$10.60	$11.39	$10.67
Total Return(e)						9.12	%(f)(g)
Total Return(e)	2.58	%(f)	9.85%	(3.60)%	11.30%	9.21	%(f)(h)
Ratios to Average Net Assets:
Expenses, excluding interest expense and including expense reductions(i)	.29	%(f)	.58%	.58%	.58%	.57	%(j)
Expenses, excluding expense reductions	.29	%(f)	.59%	.59%	.64%	.67	%(j)
Net investment income	1.68	%(f)	3.66%	3.54%	3.68%	4.91	%(j)

Supplemental Data:
Net assets, end of period (000)	$660		$644	$587	$265	$11
Portfolio turnover rate	3.99	%(f)	20.47%	16.89%	18.34%	47.37%

(a)	Commencement of operations was 1/31/2011, SEC effective date and date shares first became available to the public was 2/1/2011.
(b)	Calculated using average shares outstanding during the period.
(c)	Amount is less than $.01.
(d)	The per share amount does not represent the net realized and unrealized gain (loss) as presented on the Statements of Operations for the period due to the timing of sales of Fund shares and the amount of per share realized and unrealized gains and losses at such time.
(e)	Total Return assumes the reinvestment of all distributions.
(f)	Not annualized.
(g)	Total Return for the period 1/31/2011 through 9/30/2011.
(h)	Total Return for the period 2/1/2011 through 9/30/2011.
(i)	Interest expense relates to the liability for floating rate notes issued in conjunction with tender option bond trusts.
(j)	Annualized.

158	See Notes to Financial Statements.

Notes to Financial Statements (unaudited)

1.	ORGANIZATION

Lord Abbett Municipal Income Fund, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Company was organized as a Maryland corporation on December 27, 1983.

The Company currently consists of nine funds. This report covers the following eight funds (separately, a “Fund” and collectively, the “Funds”) and their respective classes:

Funds	Classes
Lord Abbett Short Duration Tax Free Fund (“Short Duration”)	A,B,C,F and I
Lord Abbett Intermediate Tax Free Fund (“Intermediate”)	A,B,C,F,I and P
Lord Abbett AMT Free Municipal Bond Fund (“AMT Free”)	A,C,F and I
Lord Abbett National Tax Free Income Fund (“National”)	A,B,C,F,I and P
Lord Abbett High Yield Municipal Bond Fund (“High Yield”)	A,B,C,F,I and P
Lord Abbett California Tax Free Income Fund (“California”)	A,C,F,I and P
Lord Abbett New Jersey Tax Free Income Fund (“New Jersey”)	A,F and I
Lord Abbett New York Tax Free Income Fund (“New York”)	A,C,F,I and P

Short Duration, Intermediate, AMT Free and National are diversified as defined in the Act. High Yield, California, New Jersey and New York are non-diversified as defined in the Act. Short Duration has not issued Class B shares and only Intermediate and High Yield have issued Class P shares. The Funds no longer issue Class B shares for purchase. The Funds’ Class P shares are closed to substantially all investors, with certain exceptions as set forth in the Funds’ prospectus.

The investment objective of each Fund (except for High Yield) is to seek the maximum amount of interest income exempt from federal income tax as is consistent with reasonable risk. The investment objective of High Yield is to seek a high level of income exempt from federal income tax. Each of California, New Jersey and New York also seeks as high a level of interest income exempt from the personal income tax of its corresponding state as is consistent with reasonable risk. In addition, New York seeks as high a level of interest income exempt from New York City personal income tax as is consistent with reasonable risk.

Each class has different expenses and dividends. A front-end sales charge is normally added to the net asset value (“NAV”) for Class A shares. There is no front-end sales charge in the case of Class B, C, F, I and P shares, although there may be a contingent deferred sales charge (“CDSC”) in certain cases as follows: Class A shares purchased without a sales charge and redeemed before the first day of the month in which the one-year anniversary of the purchase falls (subject to certain exceptions as set forth in each Fund’s prospectus); Class B shares redeemed before the sixth anniversary of purchase; and Class C shares redeemed before the first anniversary of purchase. Class B shares will automatically convert to Class A shares on the 25th day of the month (or, if the 25th day is not a business day, the next business day thereafter) following the eighth anniversary of the day on which the purchase order was accepted.

The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Notes to Financial Statements (unaudited)(continued)

2.	SIGNIFICANT ACCOUNTING POLICIES

(a)	Investment Valuation–Under procedures approved by the Funds’ Board of Directors (the “Board”), Lord, Abbett & Co. LLC (“Lord Abbett”), each Fund’s investment manager, has formed a Pricing Committee to administer the pricing and valuation of portfolio investments and to ensure that prices utilized reasonably reflect fair value. Among other things, these procedures allow the Funds to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities are valued based on evaluated prices supplied by independent pricing services, which reflect broker/dealer supplied valuations and the independent pricing services’ own electronic data processing techniques. Exchange traded options and futures contracts are valued at the last sale price in the market where they are principally traded. If no sale has occurred, the mean between the most recently quoted bid and asked prices is used.

Securities for which prices are not readily available are valued at fair value as determined by the Pricing Committee. The Pricing Committee considers a number of factors, including observable and unobservable inputs, when arriving at fair value. The Pricing Committee may use observable inputs such as yield curves, broker quotes, observable trading activity, option adjusted spread models and other relevant information to determine fair value of portfolio investments. The Board or a designated committee thereof regularly reviews fair value determinations made by the Pricing Committee and employs techniques such as reviewing related market activity, reviewing inputs and assumptions, and retrospectively comparing prices of subsequent purchases and sales transactions to fair value determinations made by the Pricing Committee.

Investments in open-end money market mutual funds are valued at their NAV as of the close of each business day. Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates fair value.

(b)	Security Transactions–Security transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses on sales of portfolio securities are calculated using the identified-cost method. Realized and unrealized gains (losses) are allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day.

(c)	Investment Income–Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis as earned. Discounts are accreted and premiums are amortized using the effective interest method and are included in Interest and other income on the Statements of Operations. Investment income is allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day.

(d)	Income Taxes–It is the policy of each Fund to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all taxable income and capital gains to its shareholders. Therefore, no income tax provision is required.

Each Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on each Fund’s filed U.S. federal tax returns remains open for the fiscal years ended September 30, 2011 through September 30,

Notes to Financial Statements (unaudited)(continued)

2014. The statutes of limitations on the Company’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

(e)	Expenses–Expenses incurred by the Company that do not specifically relate to an individual fund are generally allocated to the Funds within the Company on a pro rata basis by relative net assets. Expenses, excluding class-specific expenses, are allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day. Class A, B, C, F and P shares bear their class-specific share of all expenses and fees relating to the Funds’ 12b-1 Distribution Plan.

(f)	Futures Contracts–Each Fund may purchase and sell futures contracts to enhance returns, to attempt to hedge some of its investment risk, or as a substitute position in lieu of holding the underlying asset on which the instrument is based. At the time of entering into a futures transaction, an investor is required to deposit and maintain a specified amount of cash or eligible securities called “initial margin.” Subsequent payments made or received by a Fund called “variation margin” are made on a daily basis as the market price of the futures contract fluctuates. Each Fund will record an unrealized gain (loss) based on the amount of variation margin. When a contract is closed, a realized gain (loss) is recorded equal to the difference between the opening and closing value of the contract.

(g)	When-Issued Municipal Bonds–Each Fund may purchase new issues of municipal bonds, which are generally offered on a when-issued basis, with delivery and payment normally taking place approximately one month after the purchase date.

(h)	Municipal Bonds Held in Trust–Each Fund may invest in leveraged residual certificates (“TOB Residuals”) issued by tender option bond trusts (“TOBs”). A TOB is established by a third party sponsor forming a special purpose entity into which a Fund, or an agent on behalf of the Fund, transfers municipal securities. A TOB typically issues two classes of beneficial interests: short-term floating rate certificates (trust certificates), which are sold to third party investors, and residual certificates, which are generally issued to a Fund which made the transfer or to affiliates of the Fund. Each Fund’s transfer of the municipal securities to a TOB is accounted for as a secured borrowing, therefore the municipal securities deposited into a TOB are presented as investments in a Fund’s Schedule of Investments and the proceeds from the transactions are reported as a liability for trust certificates on the Statements of Assets and Liabilities. Similarly, proceeds from residual certificates issued to affiliates, if any, from the transaction are included in the liability for trust certificates. Interest income from the underlying security is recorded by a Fund on an accrual basis. Interest expense incurred on the secured borrowing and other expenses related to remarketing, administration and trustee services to a TOB are reported as expenses of a Fund. The floating rate certificates have interest rates that generally reset weekly and their holders have the option to tender certificates to the TOB for redemption at par at each reset date. The residual interests held by a Fund include the right of the Fund (1) to cause the holders of a proportional share of floating rate certificates to tender their certificates at par and (2) to transfer a corresponding share of the municipal securities from the TOB to the Fund. The TOB may also be terminated without the consent of the Fund upon the occurrence of certain events as defined in the TOB agreements. Such termination events may include the bankruptcy or default of the municipal bond, a substantial downgrade in credit quality of the municipal bond, the inability of the TOB to obtain quarterly or annual renewal of the liquidity support agreement, a substantial decline in market value of the municipal bond or the inability to remarket the short-term floating rate certificates to third party investors.

Notes to Financial Statements (unaudited)(continued)

The following is a summary of each Fund’s liability for trust certificates, range of interest rates for such certificates and the aggregate value of the underlying municipal securities transferred to TOBs as of March 31, 2015, as well as the average trust certificates for the six months ended March 31, 2015:

			Underlying	Average
		Interest Rate	Municipal Bonds	Trust
	Liability for	or Range of	Transferred	Certificates
Fund	Trust Certificates	Interest Rates	to TOBs	Outstanding
Short Duration	–	–	–	–
Intermediate	$ 3,840,000	.03% - .04%	$ 8,807,391	$ 3,840,000
AMT Free	–	–	–	–
National	62,165,000	.02% - .20%	144,571,095	62,165,000
High Yield	41,160,000	.02% - .07%	93,752,699	41,160,000
California	1,500,000.03%		3,557,490	1,500,000
New Jersey	–	–	–	–
New York	4,030,000.03%		8,981,287	4,030,000

Financial transactions executed through TOBs generally will underperform the market for fixed rate municipal bonds in a rising interest rate environment, but tend to outperform the market for fixed rate municipal bonds when interest rates decline or remain relatively stable. Should short-term interest rates rise, a Fund’s investment in TOB Residuals likely will adversely affect a Fund’s net investment income and distributions to shareholders. Fluctuations in the market value of municipal securities deposited into the TOB may adversely affect a Fund’s NAV per share. As of March 31, 2015, the carrying value of each Fund’s Liability for Trust Certificates approximates its fair value.

While the Funds’ investment policies and restrictions expressly permit investments in inverse floating rate securities such as TOB Residuals, they generally do not allow the Funds to borrow money for purposes of making investments. The Funds’ management believes that the Funds’ restrictions on borrowings do not apply to the secured borrowings for TOB transactions.

(i)	Fair Value Measurements–Fair value is defined as the price that each Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk—for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

•	Level 1 – unadjusted quoted prices in active markets for identical investments;

Notes to Financial Statements (unaudited)(continued)

•	Level 2 –	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3 –	significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

A summary of inputs used in valuing each Fund’s investments and other financial instruments as of March 31, 2015 and, if applicable, Level 1/Level 2 transfers and Level 3 rollforwards for the six months then ended is included in each Fund’s Schedule of Investments.

Changes in valuation techniques may result in transfers into or out of an assigned level within the three-tier hierarchy. All transfers between different levels within the three-tier hierarchy are deemed to have occurred as of the beginning of the reporting period. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

3.	MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Management Fees

The Company has a management agreement with Lord Abbett, pursuant to which Lord Abbett supplies each Fund with investment management services and executive and other personnel, provides office space and pays for ordinary and necessary office and clerical expenses relating to research and statistical work and supervision of each Fund’s investment portfolio.

The management fee for each of National, California, New Jersey and New York is based on each Fund’s average daily net assets at the following annual rate:

First $1 billion	.45%
Next $1 billion	.40%
Over $2 billion	.35%

The management fee for Short Duration is based on the Fund’s average daily net assets. Effective February 1, 2015, the management agreement was amended, resulting in the following annual rate:

	Effective		Prior to
February 1, 2015		February 1, 2015
First $2 billion	.40%	First $2 billion	.40%
Next $1 billion	.375%	Next $3 billion	.375%
Over $3 billion	.35%	Over $5 billion	.35%

The management fee for Intermediate is based on the Fund’s average daily net assets at the following annual rate:

First $2 billion	.40%
Next $3 billion	.375%
Next $5 billion	.35%
Over $10 billion	.32%

Notes to Financial Statements (unaudited)(continued)

The management fee for AMT Free is based on the Fund’s average daily net assets. Effective February 1, 2015, the management agreement was amended, resulting in the following annual rate:

	Effective		Prior to
February 1, 2015		February 1, 2015
First $500 million	.50%	First $1 billion	.50%
Next $1 billion	.45%	Next $1 billion	.45%
Over $1.5 billion	.40%	Over $2 billion	.40%

The management fee for High Yield is based on the Fund’s average daily net assets at the following annual rate:

First $1 billion	.50%
Next $1 billion	.45%
Over $2 billion	.40%

For the six months ended March 31, 2015, the effective management fee, net of waivers, was the following annualized rate of each Fund’s average daily net assets:

Net Effective
Management Fee
Short Duration	.35%
Intermediate	.39%
AMT Free	.23%
National	.43%
High Yield	.47%
California	.45%
New Jersey	.45%
New York	.45%

In addition, Lord Abbett provides certain administrative services to each Fund pursuant to an Administrative Services Agreement in return for a fee at an annual rate of ..04% of each Fund’s average daily net assets.

For the six months ended March 31, 2015 and continuing through January 31, 2016, Lord Abbett has contractually agreed to waive all or a portion of its management fee for Short Duration and AMT Free and, if necessary, waive all or a portion of its administrative fee and reimburse each Fund’s other expenses to the extent necessary so that the total net annual operating expenses for each class, excluding 12b-1 fees and interest related expenses, do not exceed an annualized rate of .45% and .40%, respectively. This agreement may be terminated only upon the approval of the Board.

Effective February 1, 2015 and continuing through January 31, 2016, Lord Abbett has contractually agreed to waive all or a portion of its management fee for High Yield and, if necessary, waive all or a portion of its administrative fee and reimburse other expenses to the extent necessary so that the total net annual operating expenses for each class, excluding 12b-1 fees and interest related expenses, do not exceed an annualized rate of .62%. This agreement may be terminated only upon the approval of the Board.

High Yield and National, along with certain other funds managed by Lord Abbett (collectively, the “Underlying Funds”), have entered into a Servicing Arrangement with certain “Fund of Funds” managed by Lord Abbett, pursuant to which each Underlying Fund pays a portion of the expenses (excluding management fees and distribution and service fees) of each Fund of Funds in proportion to the average daily value of the Underlying Fund shares owned by each Fund of Funds. Amounts paid

Notes to Financial Statements (unaudited)(continued)

pursuant to the Servicing Arrangement, if applicable, are included in Subsidy expense on each Fund’s Statement of Operations and Payable to affiliates on each Fund’s Statement of Assets and Liabilities.

During the six month period ended March 31, 2015, High Yield and National had no outstanding shares owned by any of the Fund of Funds.

12b-1 Distribution Plan

Each Fund has adopted a distribution plan with respect to Class A, B, C, F and P shares pursuant to Rule 12b-1 under the Act, which provides for the payment of ongoing distribution and service fees to Lord Abbett Distributor LLC (the “Distributor”), an affiliate of Lord Abbett. The following annual rates have been authorized by the Board pursuant to the plan:

Fees	Class A	Class B	Class C(1)	Class F	Class P
Service	.15%	.25%	.25%	–	.25%
Distribution	.05%	.75%	.75%	.10%	.20%
(1)	The Rule 12b-1 fee each applicable Fund pays on Class C shares is a blended rate based on 1.00% of each Fund’s average daily net assets attributable to Class C shares held for less than one year and .80% (.25% service, .55% distribution) of each Fund’s average daily net assets attributable to Class C shares held for one year or more. All Class C shareholders of a Fund will bear Rule 12b-1 fees at the same rate.

Class I shares do not have a distribution plan.

Commissions

Distributor received the following commissions on sales of shares of the Funds, after concessions were paid to authorized dealers, for the six months ended March 31, 2015:

	Distributor	Dealers’
	Commissions	Concessions
Short Duration	$14,334	$83,044
Intermediate	69,184	428,609
AMT Free	7,248	37,364
National	59,807	370,757
High Yield	61,909	370,788
California	8,736	50,341
New Jersey	2,518	16,164
New York	13,227	83,404

Distributor received the following amount of CDSCs for the six months ended March 31, 2015:

	Class A	Class C
Short Duration	$67,846	$13,261
Intermediate	28,335	19,436
AMT Free	30,000	2,171
National	11,996	3,478
High Yield	23,632	16,746
California	3,000	649
New Jersey	–	–
New York	9,412	3,417

4.	DISTRIBUTIONS AND CAPITAL LOSS CARRYFORWARDS

Dividends from net investment income, if any, are declared daily and paid monthly. Taxable net realized gains from investment transactions, reduced by allowable capital loss carryforwards, if any, are declared and distributed to shareholders at least annually. The capital loss carryforward

Notes to Financial Statements (unaudited)(continued)

amount, if any, is available to offset future net capital gains. Dividends and distributions to shareholders are recorded on the ex-dividend date. The amounts of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. These book/tax differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions, which exceed earnings and profits for tax purposes, are reported as a tax return of capital.

The tax character of distributions paid during the six months ended March 31, 2015 and fiscal year ended September 30, 2014 was as follows:

	Short Duration			Intermediate
	Six Months Ended		Six Months Ended
	3/31/2015	Year Ended	3/31/2015	Year Ended
	(unaudited)	9/30/2014	(unaudited)	9/30/2014
Distributions paid from:
Tax-exempt income	$11,218,979	$27,551,404	$46,163,391	$89,794,942
Ordinary income	–	–	–	518,097
Net long-term capital gains	–	1,909,036	–	21,275,393
Total distributions paid	$11,218,979	$29,460,440	$46,163,391	$111,588,432

	AMT Free			National
	Six Months Ended		Six Months Ended
	3/31/2015	Year Ended	3/31/2015	Year Ended
	(unaudited)	9/30/2014	(unaudited)	9/30/2014
Distributions paid from:
Tax-exempt income	$2,395,897	$4,766,802	$31,163,899	$65,907,228
Ordinary income	–	37,653	–	1,445,474
Total distributions paid	$2,395,897	$4,804,455	$31,163,899	$67,352,702

	High Yield			California
	Six Months Ended		Six Months Ended
	3/31/2015	Year Ended	3/31/2015	Year Ended
	(unaudited)	9/30/2014	(unaudited)	9/30/2014
Distributions paid from:
Tax-exempt income	$44,840,884	$84,051,753	$4,055,851	$7,622,979
Ordinary income	–	2,170,405	–	85,563
Total distributions paid	$44,840,884	$86,222,158	$4,055,851	$7,708,542

	New Jersey			New York
	Six Months Ended		Six Months Ended
	3/31/2015	Year Ended	3/31/2015	Year Ended
	(unaudited)	9/30/2014	(unaudited)	9/30/2014
Distributions paid from:
Tax-exempt income	$1,658,680	$3,559,169	$5,051,863	$10,314,089
Ordinary income	–	30,761	–	–
Total distributions paid	$1,658,680	$3,589,930	$5,051,863	$10,314,089

Notes to Financial Statements (unaudited)(continued)

As of September 30, 2014, the capital loss carryforwards, along with the related expiration dates, were as follows:

	2015	2016	2017	2018	2019	Indefinite	Total
Short Duration	$–	$–	$–	$–	$–	$2,897,758	$2,897,758
Intermediate	–	–	–	–	–	4,599,948	4,599,948
AMT Free	–	–	–	–	–	1,212,009	1,212,009
National	–	–	–	11,663,983	–	22,982,564	34,646,547
High Yield	9,152,078	16,838,530	112,613,733	77,996,014	36,257,876	87,878,259	340,736,490
California	429,137	3,345	1,405,669	5,151,330	502,921	2,768,646	10,261,048
New Jersey	–	–	–	4,168,179	1,290,500	1,910,971	7,369,650
New York	–	–	1,280,143	5,906,184	2,268,803	1,299,281	10,754,411

In accordance with the Regulated Investment Company Modernization Act of 2010, each Fund will carryforward capital losses incurred in taxable years beginning after December 22, 2010 (“post-enactment losses”) indefinitely. Post-enactment losses will also retain their character as either short-term or long-term and be utilized before any pre-enactment losses.

As of March 31, 2015, the aggregate unrealized security gains and losses based on cost for U.S. federal income tax purposes were as follows:

		Gross	Gross	Net
		Unrealized	Unrealized	Unrealized
	Tax Cost	Gain	Loss	Gain
Short Duration	$2,187,035,566	$28,662,609	$(2,647,400)	$26,015,209
Intermediate	3,517,549,498	197,962,784	(30,367,388)	167,595,396
AMT Free	146,818,571	9,915,278	(1,591,894)	8,323,384
National	1,712,822,603	156,565,062	(32,259,359)	124,305,703
High Yield	2,054,046,827	158,222,924	(142,763,001)	15,459,923
California	232,699,621	22,873,748	(1,762,535)	21,111,213
New Jersey	96,198,556	7,167,593	(2,966,034)	4,201,559
New York	331,452,708	22,494,823	(3,486,212)	19,008,611

The difference between book-basis and tax-basis unrealized gains (losses) is attributable to the tax treatment of accretion on market discount, tender option bond trusts, and wash sales.

5.	PORTFOLIO SECURITIES TRANSACTIONS

Purchases and sales of investment securities (excluding short-term investments) for the six months ended March 31, 2015 were as follows:

	Purchases	Sales
Short Duration	$338,428,995	$357,910,212
Intermediate	567,843,192	131,880,108
AMT Free	32,709,977	15,108,935
National	329,851,998	262,569,434
High Yield	423,905,268	334,818,168
California	44,442,731	21,909,800
New Jersey	11,117,022	9,747,001
New York	50,583,608	13,257,966

There were no purchases or sales of U.S. Government securities for the six months ended March 31, 2015.

Notes to Financial Statements (unaudited)(continued)

6.	DISCLOSURES ABOUT DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES

Each Fund entered into U.S. Treasury futures contracts during the six months ended March 31, 2015 (as described in note 2(f)) to hedge against changes in interest rates. The Funds bear the risk of interest rates moving unexpectedly, in which case the Funds may not achieve the anticipated benefits of the futures contracts and realize a loss. There is minimal counterparty credit risk to the Funds since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees futures against default.

As of March 31, 2015, the Funds had interest rate futures contracts with cumulative net unrealized appreciation/depreciation which are included in the Schedules of Investments. Only the current day’s variation margin is included in the Statements of Assets and Liabilities. The net realized gain and change in unrealized appreciation/depreciation on futures contracts are included in the Statements of Operations under the captions Net realized gain on investments and futures contracts and Net change in unrealized appreciation/depreciation on investments and futures contracts, respectively.

The following is a summary of U.S. Treasury futures contracts as of and during the six months ended March 31, 2015:

	Net Unrealized		Net Change in
	Appreciation		Unrealized	Average
	(Depreciation) as of	Net Realized	Appreciation	Number of
	March 31, 2015	Gain (Loss)	(Depreciation)	Contracts*
Short Duration	$ –	$720,096	$259,616	54
Intermediate	(476,720)	(1,970,187)	(595,269)	388
AMT Free	(49,891)	(186,926)	(65,830)	32
National	(262,143)	(1,153,779)	(409,889)	245
High Yield	(471,582)	(710,036)	(613,715)	296
California	(27,293)	(50,357)	(27,293)	21
New Jersey	(12,771)	(56,275)	(21,657)	10
New York	(92,506)	(329,168)	(123,246)	54

*	Calculated based on the number of contracts for the six months ended March 31, 2015.

7.	DISCLOSURES ABOUT OFFSETTING ASSETS AND LIABILITIES

The Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update No. 2011-11 “Disclosures about Offsetting Assets and Liabilities” (“ASU 2011-11”). These disclosure requirements are intended to help better assess the effect or potential effect of offsetting arrangements on a fund’s financial position. In addition, FASB issued Accounting Standards Update No. 2013-01 “Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities” (“ASU 2013-01”), specifying which transactions are subject to disclosures about offsetting.

ASU 2011-11 and ASU 2013-01 require disclosure of gross and net information about recognized assets and liabilities eligible for offset in the statement of assets and liabilities; and to disclose such amounts subject to an enforceable master netting agreement or similar agreement, by counterparty. A master netting agreement is an agreement between a Fund and a counterparty which provides for the net settlement of amounts owed under all contracts traded under that agreement, as well as cash collateral, through a single payment by one party to the other in the event of default on or termination of any one contract. The Funds’ accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination

Notes to Financial Statements (unaudited)(continued)

of the agreement, the master netting agreement does not result in an offset of reported amounts of financial assets and liabilities in the statement of assets and liabilities across transactions between a Fund and the applicable counterparty. As of March 31, 2015, the Funds did not have assets or liabilities subject to the disclosure requirements of ASU 2011-11 and ASU 2013-01.

8.	DIRECTORS’ REMUNERATION

The Company’s officers and a Director, who are associated with Lord Abbett, do not receive any compensation from the Company for serving in such capacities. Independent Directors’ fees are allocated among all Lord Abbett-sponsored funds based on the net assets of each fund. There is an equity-based plan available to all Independent Directors under which Independent Directors must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, Directors’ fees. The deferred amounts are treated as though equivalent dollar amounts had been invested in the funds. Such amounts and earnings accrued thereon are included in Directors’ fees on the Statements of Operations and in Directors’ fees payable on the Statements of Assets and Liabilities and are not deductible for U.S. federal income tax purposes until such amounts are paid.

9.	EXPENSE REDUCTIONS

The Company has entered into an arrangement with its transfer agent and custodian, whereby credits realized as a result of uninvested cash balances are used to reduce a portion of each Fund’s expenses.

10.	LINE OF CREDIT

During the six months ended March 31, 2015, the Funds and certain other funds managed by Lord Abbett (collectively, the “Participating Funds”) participated in a $500 million unsecured revolving credit facility (the “Facility”) with State Street Bank and Trust Company (“SSB”). The Facility is to be used for temporary or emergency purposes as an additional source of liquidity to satisfy redemptions. The Participating Funds are subject to graduated borrowing limits of one-third of Fund assets (if Fund assets are less than $750 million), $250 million, $300 million, or $350 million based on past borrowings and likelihood of future borrowings. Each Participating Fund bears its ratable share of the $525,000 annual Facility fee based on the maximum amount the Fund can borrow under the Facility. This amount is included for each Fund in Other expenses in the Statements of Operations. Any borrowings under the Facility will incur interest at current market rates as set forth in the credit agreement.

During the six months ended March 31, 2015, the Funds did not utilize the Facility.

11.	CUSTODIAN AND ACCOUNTING AGENT

SSB is the Company’s custodian and accounting agent. SSB performs custodial, accounting and recordkeeping functions relating to portfolio transactions and calculating each Fund’s NAV.

12.	INVESTMENT RISKS

Each Fund’s performance and the fair value of its investments will vary in response to changes in interest rates and other market factors. As interest rates rise, a Fund’s investments typically will lose value. This risk is usually greater for long-term bonds and particularly for TOB Residuals. As a result, each Fund, to the extent it invests in long-term bonds and TOB Residuals, is subject to such greater market risk.

Additional risks that could reduce each Fund’s performance or increase volatility include call risk, credit risk, derivatives risk, extension risk, governmental risk, industry risk, liquidity risk, market and

Notes to Financial Statements (unaudited)(continued)

portfolio management risks, state and territory risks, and taxability risk. Credit risk varies among states based upon the economic and fiscal conditions of each state and the municipalities within the state.

There is the risk that an issuer of a municipal bond may fail to make timely payments of principal or interest to a Fund, a risk that is greater with municipal bonds rated below investment grade (sometimes called “lower rated bonds” or “junk bonds”). High Yield invests a significant portion of its assets in such bonds. AMT Free and National may invest up to 35% and all other Funds (excluding High Yield) may invest up to 20% of their respective assets in such bonds. Some issuers, particularly of junk bonds, may default as to principal and/or interest payments after a Fund purchases their securities. A default, or concerns in the market about an increase in risk of default or the deterioration in the creditworthiness of an issuer, may result in losses to a Fund. Junk bonds are considered predominantly speculative by traditional investment standards. In addition, the market for lower rated municipal bonds generally is less liquid than the market for higher rated bonds, subjecting them to greater price fluctuations which could result in losses.

Each of High Yield, California, New Jersey and New York is non-diversified, which means that it may invest a greater portion of its assets in a single issuer than a diversified fund. Thus, it may be exposed to greater risk.

Because each of California, New Jersey and New York focuses on a particular state or territory, each Fund’s performance may be more affected by local, state and regional factors than a Fund that invests in municipal bonds issued in many states. These factors may include, for example, economic or political developments, erosion of the tax base and the possibility of credit problems. In addition, downturns or developments in the U.S. economy or in foreign economies or significant world events may harm the performance of any of the Funds (including Short Duration, Intermediate, AMT Free, National, and High Yield), and may do so disproportionately as a result of the corresponding disproportionate impact of such occurrences on particular state, territory, or local economies.

Each Fund (except AMT Free and High Yield) may invest up to 20% of its net assets in private activity bonds (sometimes called “AMT paper”). AMT Free may not invest in AMT paper. High Yield may invest up to 100% of its net assets in AMT paper. The credit quality of such bonds usually is directly related to the credit standing of the private user of the facilities.

Each Fund may invest no more than 20% of its net assets in TOB Residuals, except High Yield, which may invest up to 100% of its net assets in TOB Residuals. A TOB Residual, sometimes referred to as an inverse floater or a residual interest bond (“RIB”), is a type of derivative debt instrument with a floating or variable interest rate that moves in the opposite direction of the interest rate on another specific fixed-rate security (“specific fixed-rate security”). Changes in the interest rate on the specific fixed-rate security inversely affect the residual interest paid on the TOB Residual, with the result that when interest rates rise, TOB Residuals’ interest payments are lowered and their value falls faster than securities similar to the specific fixed-rate security. When interest rates fall, not only do TOB Residuals generally provide interest payments that are higher than securities similar to the specific fixed-rate security, but their values generally also rise faster than such similar securities.

In addition, loss may result from a Fund’s investments in certain derivative transactions such as futures contracts, swap transactions, interest rate caps, TOB Residuals and similar transactions.

Notes to Financial Statements (unaudited)(continued)

These instruments may be leveraged so that small changes may produce disproportionate and substantial losses to a Fund. They also may increase a Fund’s interest rate risk.

Each Fund may purchase securities on a forward commitment or when-issued basis. Delivery and payment for such securities can take place a month or more after the transaction date. During this period such securities are subject to market fluctuations.

These factors can affect each Fund’s performance.

13.	SUMMARY OF CAPITAL TRANSACTIONS

Transactions in shares of capital stock were as follows:

	Six Months Ended
		March 31, 2015		Year Ended
Short Duration		(unaudited)	September 30, 2014
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	13,318,829	$210,434,752	22,026,790	$347,192,732
Reinvestment of distributions	252,821	3,996,223	716,392	11,294,165
Shares reacquired	(15,821,116)	(250,081,101)	(38,823,757)	(611,693,371)
Decrease	(2,249,466)	$(35,650,126)	(16,080,575)	$(253,206,474)
Class C Shares
Shares sold	1,274,142	$20,132,775	2,486,667	$39,185,973
Reinvestment of distributions	16,271	257,179	63,689	1,003,935
Shares reacquired	(2,268,623)	(35,867,175)	(5,688,598)	(89,657,567)
Decrease	(978,210)	$(15,477,221)	(3,138,242)	$(49,467,659)
Class F Shares
Shares sold	19,033,229	$300,971,305	24,325,891	$383,558,632
Reinvestment of distributions	100,754	1,592,647	220,649	3,479,310
Shares reacquired	(19,721,235)	(311,779,879)	(23,674,134)	(373,064,820)
Increase (decrease)	(587,252)	$(9,215,927)	872,406	$13,973,122
Class I Shares
Shares sold	2,689,522	$42,511,361	3,208,113	$50,595,801
Reinvestment of distributions	18,111	286,292	64,017	1,009,604
Shares reacquired	(4,812,806)	(76,127,772)	(2,319,983)	(36,592,996)
Increase (decrease)	(2,105,173)	$(33,330,119)	952,147	$15,012,409

	Six Months Ended March 31, 2015			Year Ended
Intermediate		(unaudited)	September 30, 2014
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	23,681,681	$258,662,067	37,411,421	$397,184,192
Converted from Class B*	4,523	49,151	14,360	152,534
Reinvestment of distributions	1,533,719	16,752,693	4,524,831	47,871,637
Shares reacquired	(17,715,883)	(193,600,539)	(79,246,763)	(838,707,072)
Increase (decrease)	7,504,040	$81,863,372	(37,296,151)	$(393,498,709)

Notes to Financial Statements (unaudited)(continued)

	Six Months Ended March 31, 2015		Year Ended
Intermediate		(unaudited)	September 30, 2014
Class B Shares	Shares	Amount	Shares	Amount
Shares sold	1,890	$20,621	18,172	$192,983
Reinvestment of distributions	2,206	24,070	7,679	81,054
Shares reacquired	(30,106)	(328,092)	(89,443)	(948,322)
Converted to Class A*	(4,527)	(49,151)	(14,372)	(152,534)
Decrease	(30,537)	$(332,552)	(77,964)	$(826,819)

Class C Shares
Shares sold	5,800,240	$63,279,215	6,503,395	$69,045,506
Reinvestment of distributions	361,931	3,949,536	1,088,525	11,490,545
Shares reacquired	(4,446,609)	(48,496,555)	(16,445,229)	(173,603,508)
Increase (decrease)	1,715,562	$18,732,196	(8,853,309)	$(93,067,457)

Class F Shares
Shares sold	40,057,748	$437,345,872	52,421,102	$558,963,295
Reinvestment of distributions	820,140	8,959,084	1,408,303	14,925,337
Shares reacquired	(13,318,096)	(145,404,695)	(38,721,092)	(408,059,376)
Increase	27,559,792	$300,900,261	15,108,313	$165,829,256

Class I Shares
Shares sold	8,447,230	$92,169,966	2,922,658	$31,038,936
Reinvestment of distributions	85,454	934,455	95,408	1,014,054
Shares reacquired	(1,755,656)	(19,199,708)	(1,684,274)	(17,750,544)
Increase	6,777,028	$73,904,713	1,333,792	$14,302,446

Class P Shares
Reinvestment of distributions	18	$199	48	$513
Increase	18	$199	48	$513

	Six Months Ended March 31, 2015			Year Ended
AMT Free		(unaudited)	September 30, 2014
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	1,529,183	$24,618,811	2,271,455	$34,729,692
Reinvestment of distributions	90,000	1,447,687	199,541	3,070,017
Shares reacquired	(802,638)	(12,886,863)	(3,743,122)	(56,884,521)
Increase (decrease)	816,545	$13,179,635	(1,272,126)	$(19,084,812)

Class C Shares
Shares sold	177,267	$2,850,160	336,919	$5,187,939
Reinvestment of distributions	12,266	197,278	25,194	387,981
Shares reacquired	(111,160)	(1,791,513)	(381,528)	(5,774,565)
Increase (decrease)	78,373	$1,255,925	(19,415)	$(198,645)

Class F Shares
Shares sold	592,438	$9,517,454	1,284,792	$19,839,205
Reinvestment of distributions	20,819	334,824	23,909	369,350
Shares reacquired	(423,229)	(6,799,022)	(1,015,079)	(15,335,476)
Increase	190,028	$3,053,256	293,622	$4,873,079

Notes to Financial Statements (unaudited)(continued)

	Six Months Ended March 31, 2015			Year Ended
AMT Free	(unaudited)		September 30, 2014
Class I Shares	Shares	Amount	Shares	Amount
Shares sold	6,215	$100,000	3,201	$50,000
Reinvestment of distributions	206	3,314	310	4,782
Shares reacquired	(75)	(1,197)	(22)	(349)
Increase	6,346	$102,117	3,489	$54,433

	Six Months Ended March 31, 2015		Year Ended
National		(unaudited)	September 30, 2014
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	8,343,125	$95,258,255	16,962,742	$183,731,998
Converted from Class B*	20,634	234,835	38,289	414,941
Reinvestment of distributions	1,952,826	22,304,733	4,542,344	49,574,969
Shares reacquired	(8,519,438)	(97,200,668)	(31,198,659)	(337,611,152)
Increase (decrease)	1,797,147	$20,597,155	(9,655,284)	$(103,889,244)

Class B Shares
Shares sold	3,480	$40,063	9,226	$100,721
Reinvestment of distributions	3,967	45,518	11,066	121,220
Shares reacquired	(45,434)	(521,689)	(97,567)	(1,067,750)
Converted to Class A*	(20,530)	(234,835)	(38,098)	(414,941)
Decrease	(58,517)	$(670,943)	(115,373)	$(1,260,750)

Class C Shares
Shares sold	1,605,204	$18,345,409	2,302,753	$25,147,742
Reinvestment of distributions	152,005	1,738,012	345,958	3,779,607
Shares reacquired	(1,174,836)	(13,418,343)	(3,906,885)	(42,148,340)
Increase (decrease)	582,373	$6,665,078	(1,258,174)	$(13,220,991)

Class F Shares
Shares sold	4,294,340	$49,013,040	7,720,805	$84,881,499
Reinvestment of distributions	186,405	2,127,551	254,355	2,784,009
Shares reacquired	(2,053,609)	(23,387,648)	(4,305,483)	(46,233,118)
Increase	2,427,136	$27,752,943	3,669,677	$41,432,390

Class I Shares
Shares sold	105,362	$1,199,193	117,269	$1,299,712
Reinvestment of distributions	1,172	13,399	1,899	20,739
Shares reacquired	(23,466)	(268,105)	(38,309)	(403,257)
Increase	83,068	$944,487	80,859	$917,194

Notes to Financial Statements (unaudited)(continued)

	Six Months Ended March 31, 2015		Year Ended
High Yield	(unaudited)		September 30, 2014
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	15,709,452	$185,377,048	36,134,777	$405,328,172
Reinvestment of distributions	1,900,516	22,410,181	4,134,575	46,610,954
Shares reacquired	(13,929,518)	(164,115,440)	(39,144,481)	(436,773,017)
Increase	3,680,450	$43,671,789	1,124,871	$15,166,109

Class C Shares
Shares sold	3,458,364	$40,785,559	6,419,458	$72,260,483
Reinvestment of distributions	515,374	6,079,653	1,114,888	12,568,116
Shares reacquired	(3,396,629)	(40,039,137)	(9,893,035)	(109,970,652)
Increase (decrease)	577,109	$6,826,075	(2,358,689)	$(25,142,053)

Class F Shares
Shares sold	8,934,947	$105,309,015	23,227,151	$263,400,653
Reinvestment of distributions	561,832	6,630,139	734,264	8,321,461
Shares reacquired	(6,022,599)	(71,024,277)	(11,261,506)	(125,593,770)
Increase	3,474,180	$40,914,877	12,699,909	$146,128,344

Class I Shares
Shares sold	446,791	$5,258,836	8,828,191	$97,930,014
Reinvestment of distributions	20,035	236,075	122,647	1,361,233
Shares reacquired	(1,655,840)	(19,392,580)	(6,943,332)	(77,612,728)
Increase (decrease)	(1,189,014)	$(13,897,669)	2,007,506	$21,678,519

Class P Shares
Reinvestment of distributions	25	$290	52.457	$588
Increase	25	$290	52.457	$588

	Six Months Ended March 31, 2015		Year Ended
California		(unaudited)	September 30, 2014
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	2,018,101	$22,185,319	2,470,533	$26,017,095
Reinvestment of distributions	240,056	2,637,038	476,227	4,978,885
Shares reacquired	(1,087,420)	(11,948,014)	(3,736,782)	(38,647,381)
Increase (decrease)	1,170,737	$12,874,343	(790,022)	$(7,651,401)

Class C Shares
Shares sold	454,104	$4,992,764	528,858	$5,531,894
Reinvestment of distributions	33,902	372,576	69,264	724,127
Shares reacquired	(210,732)	(2,306,533)	(607,569)	(6,267,882)
Increase (decrease)	277,274	$3,058,807	(9,447)	$(11,861)

Class F Shares
Shares sold	716,405	$7,872,001	966,790	$10,136,291
Reinvestment of distributions	32,230	354,158	47,555	498,411
Shares reacquired	(158,008)	(1,736,110)	(859,788)	(8,863,120)
Increase	590,627	$6,490,049	154,557	$1,771,582

Notes to Financial Statements (unaudited)(continued)

	Six Months Ended March 31, 2015			Year Ended
California	(unaudited)		September 30, 2014
Class I Shares	Shares	Amount	Shares	Amount
Shares sold	131,793	$1,439,225	735	$7,975
Reinvestment of distributions	1,800	19,801	48	502
Increase	133,593	$1,459,026	783	$8,477

	Six Months Ended
		March 31, 2015		Year Ended
New Jersey		(unaudited)	September 30, 2014
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	1,178,624	$5,886,911	1,759,496	$8,427,409
Reinvestment of distributions	248,487	1,241,681	544,864	2,613,204
Shares reacquired	(1,178,023)	(5,864,076)	(9,641,393)	(45,207,932)
Increase (decrease)	249,088	$1,264,516	(7,337,033)	$(34,167,319)

Class F Shares
Shares sold	333,826	$1,666,919	949,031	$4,548,753
Reinvestment of distributions	17,959	89,741	28,096	135,272
Shares reacquired	(275,945)	(1,379,860)	(618,115)	(2,914,503)
Increase	75,840	$376,800	359,012	$1,769,522

Class I Shares
Reinvestment of distributions	47	$235	99	$472
Increase	47	$235	99	$472

	Six Months Ended March 31, 2015		Year Ended
New York	(unaudited)		September 30, 2014
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	3,330,143	$37,730,690	3,254,239	$35,195,226
Reinvestment of distributions	277,759	3,147,854	614,684	6,688,208
Shares reacquired	(1,545,937)	(17,510,748)	(6,876,447)	(73,844,028)
Increase (decrease)	2,061,965	$23,367,796	(3,007,524)	$(31,960,594)

Class C Shares
Shares sold	697,479	$7,883,515	998,983	$10,881,968
Reinvestment of distributions	34,459	390,017	74,254	807,294
Shares reacquired	(434,898)	(4,919,322)	(911,933)	(9,857,736)
Increase	297,040	$3,354,210	161,304	$1,831,526

Class F Shares
Shares sold	727,067	$8,239,028	1,050,494	$11,544,050
Reinvestment of distributions	23,188	263,114	31,719	346,390
Shares reacquired	(118,444)	(1,342,182)	(804,617)	(8,657,154)
Increase	631,811	$7,159,960	277,596	$3,233,286

Notes to Financial Statements (unaudited)(concluded)

	Six Months Ended March 31, 2015		Year Ended
New York		(unaudited)	September 30, 2014
Class I Shares	Shares	Amount	Shares	Amount
Reinvestment of distributions	961	$10,896	2,042	$22,245
Shares reacquired	(47)	(529)	(92)	(992)
Increase	914	$10,367	1,950	$21,253

*	Automatic conversion of Class B shares occurs on the 25th day of the month (or, if the 25th day is not a business day, the next business day thereafter) following the eighth anniversary of the day on which the purchase order was accepted.

14.	RECENT ACCOUNTING PRONOUNCEMENT

In June 2014, The Financial Accounting Standards Board (FASB) issued ASU 2014-11 Transfers & Servicing (Topic 860): Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures to improve the financial reporting of repurchase agreements and other similar transactions. The guidance includes expanded disclosure requirements for entities that enter into repurchase agreements or securities lending transactions. The guidance is effective for financial statements with fiscal years beginning on or after January 1, 2015, and interim periods within those fiscal years. Management is evaluating the impact, if any, of this guidance on the Funds’ financial statement disclosures.

Supplemental Proxy Information

A joint special meeting of shareholders of each Fund was held on December 4, 2014. The joint special meeting was held for the purpose of electing members of the Company’s Board of Directors. Shareholders elected the following nine (9) Directors at the joint special meeting:

•	E. Thayer Bigelow
•	Robert B. Calhoun, Jr.
•	Eric C. Fast
•	Daria L. Foster
•	Evelyn E. Guernsey
•	Julie A. Hill
•	Franklin W. Hobbs
•	James M. McTaggart
•	James L.L. Tullis

The results of the proxy solicitation on the preceding matter were as follows:

Lord Abbett Municipal Income Fund, Inc.

Nominee	Votes For	Votes Withheld
E. Thayer Bigelow	779,341,788.209	12,932,728.141
Robert B. Calhoun, Jr.	779,357,011.520	12,917,504.830
Eric C. Fast	779,810,659.220	12,463,857.130
Daria L. Foster	779,754,162.220	12,520,354.130
Evelyn E. Guernsey	779,617,519.233	12,656,997.117
Julie A. Hill	779,397,602.888	12,876,913.462
Franklin W. Hobbs	779,921,784.986	12,352,731.364
James M. McTaggart	779,674,649.399	12,599,866.951
James L.L. Tullis	779,753,070.373	12,521,445.977

Approval of Advisory Contract

The Board of Directors of the Company, including all of the Directors who are not interested persons of the Company or of Lord Abbett, annually considers whether to approve the continuation of the existing management agreement between each Fund and Lord Abbett. In connection with its most recent approval, the Board reviewed materials relating specifically to the management agreement, as well as numerous materials received throughout the course of the year, including information about each Fund’s investment performance compared to the performance of its benchmark. Before making its decision as to each Fund, the Board had the opportunity to ask questions and request further information, taking into account its familiarity with Lord Abbett gained through its meetings and discussions. These meetings and discussions included the examination of the portfolio management teams conducted by members of the Contract Committee, the deliberations of the Contract Committee, and discussions between the Contract Committee and Lord Abbett’s management.

The materials received by the Board as to each Fund included, but were not limited to: (1) information provided by Morningstar Associates, LLC (“Morningstar”) regarding the investment performance of the Fund compared to the investment performance of a group of funds in the same Morningstar investment category (the “performance peer group”) and the investment performance of one or more appropriate benchmarks; (2) information provided by Morningstar regarding the expense ratios, contractual and effective management fee rates, and other expense components for the Fund and one or more groups of funds in the same Morningstar category, with the same share classes and operational characteristics, including asset size (the “expense peer group”); (3) certain supplemental investment performance information provided by Lord Abbett; (4) information provided by Lord Abbett on the projected expense ratios, management fee rates, and other expense components for the Fund; (5) sales and redemption information for the Fund; (6) information regarding Lord Abbett’s financial condition; (7) an analysis of the relative profitability of the management agreement to Lord Abbett; (8) information provided by Lord Abbett regarding the investment management fees Lord Abbett receives from its other advisory clients maintaining accounts with a similar investment strategy as the Fund; (9) information regarding the distribution arrangements of the Fund; and (10) information regarding the personnel and other resources devoted by Lord Abbett to managing the Fund.

Investment Management Services Generally. The Board considered the investment management services provided by Lord Abbett to each Fund, including investment research, portfolio management, and trading, and Lord Abbett’s commitment to compliance with all applicable legal requirements. The Board also observed that Lord Abbett was solely engaged in the investment management business and accordingly did not experience the conflicts of interest that may result from being engaged in other lines of business. The Board considered the investment advisory services provided by Lord Abbett to other clients, the fees charged for the services, and the differences in the nature of the services provided to the Fund and other Lord Abbett Funds, on the one hand, and the services provided to other clients, on the other.

Investment Performance. The Board reviewed each Fund’s investment performance in relation to that of the performance peer group, in each case as of various periods ended August 31, 2014. As to AMT Free, the Board observed that the Fund’s investment performance was slightly above the median of the performance peer group for the one-year period and slightly below the median for the three-year period. As to California, New Jersey, and New York, the Board observed that the Fund’s investment performance was above the median of the performance peer group for the one-year, three-year, and five-year periods and below the median for the ten-year period. As to High

Approval of Advisory Contract (continued)

Yield, the Board observed that the Fund’s investment performance was above the median of the performance peer group for the one-year period and below the median for the three-year and five-year periods. As to Short Duration, the Board observed that the Fund’s investment performance was above the median of the performance peer group for the one-year and three-year periods and below the median for the five-year period. As to Intermediate, the Board observed that the Fund’s investment performance was above the median of the performance peer group for each of the periods. As to National, the Board observed that the Fund’s investment performance was above the median for the one-year, three-year and five-year periods and below for the ten-year period.

Lord Abbett’s Personnel and Methods. The Board considered the qualifications of the personnel providing investment management services to each Fund, in light of its investment objective and discipline. Among other things, the Board considered the size, experience, and turnover of Lord Abbett’s investment management staff, Lord Abbett’s investment methodology and philosophy, and Lord Abbett’s approach to recruiting, training, and retaining investment management personnel.

Nature and Quality of Other Services. The Board considered the nature, quality, costs, and extent of compliance, administrative, and other services performed by Lord Abbett and the Distributor and the nature and extent of Lord Abbett’s supervision of third party service providers, including each Fund’s transfer agent and custodian.

Expenses. The Board considered the expense levels of each Fund and the expense levels of one or more corresponding expense peer groups. It also considered the projected expense levels of each Fund and how those levels would relate to those of the expense peer group and the amount and nature of the fees paid by shareholders. As to AMT Free, the Board observed that the overall expense level was well below the median of the expense peer group. As to California and National, the Board observed that the overall expense level was slightly below the median of the expense peer group. As to High Yield, Intermediate, and Short Duration, the Board observed that the overall expense level was below the median of the expense peer group. As to New Jersey, the Board observed that the overall expense level was slightly above the median of the expense peer group. As to New York, the Board observed that the overall expense level was approximately the same as the median of the expense peer group.

Profitability. As to each Fund, the Board considered the level of Lord Abbett’s profits in managing the Fund, including a review of Lord Abbett’s methodology for allocating its costs to its management of the Fund. The Board concluded that the allocation methodology had a reasonable basis and was appropriate. It considered any profits realized by Lord Abbett in connection with the operation of each Fund, including the fee that Lord Abbett receives from the Fund for providing administrative services to the Fund, and whether the amount of profit was fair for the management of the Fund. The Board also considered the profits realized from other business segments of Lord Abbett, which may benefit from or be related to the Fund’s business. The Board considered Lord Abbett’s profit margins in comparison with available industry data, both accounting for and ignoring marketing and distribution expenses, and how those profit margins could affect Lord Abbett’s ability to recruit and retain investment personnel. The Board recognized that Lord Abbett’s profitability was a factor in enabling it to attract and retain qualified investment management personnel to provide services to the Fund. The Board concluded that Lord Abbett’s profitability as to each Fund was not excessive.

Approval of Advisory Contract (concluded)

Economies of Scale. As to each Fund, the Board considered whether there had been any economies of scale in managing the Fund, whether the Fund had appropriately benefited from any such economies of scale, and whether there was potential for realization of any further economies of scale. The Board concluded that each existing management fee schedule, with its breakpoint or breakpoints in the level of the management fee, adequately addressed any economies of scale in managing the applicable Fund.

Other Benefits to Lord Abbett. As to each Fund, the Board considered the character and amount of fees paid by the Fund and the Fund’s shareholders to Lord Abbett and the Distributor for services other than investment advisory services. The Board also considered the revenues and profitability of Lord Abbett’s investment advisory business apart from its mutual fund business, and the intangible benefits enjoyed by Lord Abbett by virtue of its relationship with the Fund. The Board observed that the Distributor receives 12b-1 fees from certain of the Lord Abbett Funds as to shares held in accounts for which there is no other broker of record, may retain a portion of the 12b-1 fees it receives, and receives a portion of the sales charges on sales and redemptions of some classes of shares. In addition, the Board observed that Lord Abbett accrues certain benefits for its business of providing investment advice to clients other than the Lord Abbett Funds, but that business also benefits the Funds. The Board also noted that Lord Abbett, as disclosed in the prospectuses of the Funds, has entered into revenue sharing arrangements with certain entities that distribute shares of the Funds.

Alternative Arrangements. As to each Fund, the Board considered whether, instead of approving continuation of the management agreement, it might be in the best interests of the Fund to implement one or more alternative arrangements, such as continuing to employ Lord Abbett, but on different terms. After considering all of the relevant factors, the Board unanimously found that continuation of the existing management agreements was in the best interests of each Fund and its shareholders and voted unanimously to approve the continuation of the management agreements. In considering whether to approve the continuation of the management agreement, the Board did not identify any single factor as paramount or controlling. This summary does not discuss in detail all matters considered.

Householding

The Company has adopted a policy that allows it to send only one copy of each Fund’s prospectus, proxy material, annual report and semiannual report to certain shareholders residing at the same “household.” This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be “householded,” please call Lord Abbett at 888-522-2388 or send a written request with your name, the name of your fund or funds and your account number or numbers to Lord Abbett Family of Funds, P.O. Box 219336, Kansas City, MO 64121.

Proxy Voting Policies, Procedures and Records

A description of the policies and procedures that Lord Abbett uses to vote proxies related to each Fund’s portfolio securities, and information on how Lord Abbett voted each Fund’s proxies during the 12-month period ended June 30 are available without charge, upon request, (i) by calling 888-522-2388; (ii) on Lord Abbett’s Website at www.lordabbett.com; and (iii) on the Securities and Exchange Commission’s (“SEC”) Website at www.sec.gov.

Shareholder Reports and Quarterly Portfolio Disclosure

The Funds are required to file their complete schedule of portfolio holdings with the SEC for their first and third fiscal quarters on Form N-Q. Copies of the filings are available without charge, upon request on the SEC’s Website at www.sec.gov and may be available by calling Lord Abbett at 888-522-2388. You can also obtain copies of Form N-Q by visiting the SEC’s Public Reference Room in Washington, DC (information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330).

This report, when not used for the general information of shareholders of the Fund, is to be distributed only if preceded or accompanied by a current fund prospectus.

Lord Abbett mutual fund shares are distributed by
LORD ABBETT DISTRIBUTOR LLC.

Lord Abbett Municipal Income Fund, Inc.

Lord Abbett Short Duration Tax Free Fund

Lord Abbett Intermediate Tax Free Fund

Lord Abbett AMT Free Municipal Bond Fund

Lord Abbett National Tax-Free Income Fund

Lord Abbett High Yield Municipal Bond Fund

Lord Abbett California Tax-Free Income Fund

Lord Abbett New Jersey Tax-Free Income Fund

Lord Abbett New York Tax-Free Income Fund

LATFI-3 (5/15)

Item 2:	Code of Ethics.
Not applicable.

Item 3:	Audit Committee Financial Expert.
Not applicable.

Item 4:	Principal Accountant Fees and Services.
Not applicable.

Item 5:	Audit Committee of Listed Registrants.
Not applicable.

Item 6:	Investments.
Not applicable.

Item 7:	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable.

Item 8:	Portfolio Managers of Closed-End Management Investment Companies.
Not applicable.

Item 9:	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
Not applicable.

Item 10:	Submission of Matters to a Vote of Security Holders.
Not applicable.

Item 11:	Controls and Procedures.

(a)	Based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days prior to the filing date of this report, the Chief Executive Officer and Chief Financial Officer of the Registrant have concluded that such disclosure controls and procedures are reasonably designed and effective to ensure that material information relating to the Registrant, including its consolidated subsidiaries, is made known to them by others within those entities.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12:	Exhibits.

(a)(1)	Code of Ethics. Not applicable.

(a)(2)	Certification of each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2 under the Investment Company Act of 1940 is attached hereto as a part of EX-99.CERT.

(b)	Certification of each principal executive officer and principal financial officer of the Registrant as required by Section 906 of the Sarbanes-Oxley Act of 2002 is provided as a part of EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

LORD ABBETT MUNICIPAL INCOME FUND, INC.

By:	/s/ Daria L. Foster
Daria L. Foster
President and Chief Executive Officer

Date: May 28, 2015

By:	/s/ Joan A. Binstock
Joan A. Binstock
Chief Financial Officer and Vice President

Date: May 28, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Daria L. Foster
Daria L. Foster
President and Chief Executive Officer

Date: May 28, 2015

By:	/s/ Joan A. Binstock
Joan A. Binstock
Chief Financial Officer and Vice President

Date: May 28, 2015